Exhibit 99.17

Seller Loan ID	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
110420522	4e34809c-c529-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	CB	B	B	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/04/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
 No Mortgage Lates 0x30 in 86 months reviewed; Reserves are higher than guideline minimum 19 months>6 months required by guidelines; Years on Job Borrower has been at the same place of employment for the last 24 yrs

110420522	5d4cd0af-c529-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool		05/08/2017 Audit reviewed the third party fraud tool and all red flags are cleared.05/04/2017: Third party fraud report is required for securitization purposes. Condition remains.
 No Mortgage Lates 0x30 in 86 months reviewed; Reserves are higher than guideline minimum 19 months>6 months required by guidelines; Years on Job Borrower has been at the same place of employment for the last 24 yrs

300023255	461bed74-e02b-e511-8daf-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report not provided.	07/17/2015: CDA	07/17/2015: A CDA report reflecting a value of $X,XXX,XXX which is a 0% variance was provided. Condition Cleared.
300041043	0a79267c-cc97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA is not provided in file		10.26.16 A CDA was provided with a value of $XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Reserves are higher than guideline minimum 804.40 6 mos required; DTI is lower than guideline maximum 9.25%< 43.%; FICO is higher than guideline minimum 782 > 680
300041043	0c20b131-ca97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	Approval states rental income used from projected rental income. Documentation in file does not support income.
11/18/2016:  Audit used line 7, maintenance, from XXXX Schedule E to calculate HOA dues.  Primary residence mortgage is in the name of a business.  Condition cleared.11/04/2016:  Audit reviewed XXXX Schedule E.  Property C on XXXX Schedule E is not on XXXX Schedule E, HUD-1 to evidence sale is not required. Missing evidence of monthly maintenance fee for all properties except primary residence and subject property.  The other line on Schedule E is Amortization, not HOA dues.  Missing evidence of P&I for primary residence. Condition remains. 10/28/2016:  Audit reviewed XXXX Schedule E.  Missing evidence of monthly maintenance fee for all properties except primary residence and subject property.  Missing evidence VT property listed on line C of XXXX Schedule E is sold.  Missing evidence of P&I for primary residence. Condition remains.
Reserves are higher than guideline minimum 804.40 6 mos required; DTI is lower than guideline maximum 9.25%< 43.%; FICO is higher than guideline minimum 782 > 680
300041043	0d23f640-b197-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Appraisal Parcel number differs from Title and Mortgage.		11/14/2016: Exception approved. Condition cleared.11/11/2016: Pending exception from client			Reserves are higher than guideline minimum 804.40 6 mos required; DTI is lower than guideline maximum 9.25%< 43.%; FICO is higher than guideline minimum 782 > 680
300041043	1523804e-1e9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Added 10/28/2016:  The addendum to the Lender's loan approval states all leases are in the file.  Audit reviewed original loan file & is unable to locate leases.  XXXX tax returns were provided after the note date and cannot be used for qualifying.  Unable to determine accurate income at this time.  Additional conditions may apply.

11/11/2016:  The 2 properties that are missing leases are on XXXX Schedule E.  Condition cleared.11/11/2016:  Missing leases for 2 of the 6 rental properties. Tax returns are dated XX/XX/XXXX. Pending exception from client.11/04/2016:  Per addendum to the loan approval, all leases are in the file.  Audit reviewed original loan file & is unable to locate leases.  XXXX tax returns were provided after the note date and cannot be used for qualifying.  Condition remains.11/04/2016:  Per addendum to the loan approval, all leases are in the file.  Audit reviewed original loan file & is unable to locate leases.  2013 tax returns were provided after the note date and cannot be used for qualifying.  Condition remains.
Reserves are higher than guideline minimum 804.40 6 mos required; DTI is lower than guideline maximum 9.25%< 43.%; FICO is higher than guideline minimum 782 > 680
300041043	693ebc26-cc97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance for all REO listed on final 1003.	10/27/2016: lender did not rep this as a QM loan. All properties are listed on Schedule E of tax returns, therefore tax and interest expenses are documented.
11/18/2016:  Audit used line 7, maintenance, from XXXX Schedule E to calculate HOA dues.  Primary residence mortgage is in the name of a business.  Condition cleared.11/04/2016:  Audit reviewed XXXX Schedule E.  Property C on XXXX Schedule E is not on XXXX Schedule E, HUD-1 to evidence sale is not required. Missing evidence of monthly maintenance fee for all properties except primary residence and subject property.  The other line on Schedule E is Amortization, not HOA dues.  Missing evidence of P&I for primary residence. Condition remains.10/28/2016:  Audit reviewed XXXX Schedule E.  Missing evidence of monthly maintenance fee for all properties except primary residence and subject property.  Missing evidence VT property listed on line C of XXXX Schedule E is sold.  Missing evidence of P&I for primary residence. Condition remains.
Reserves are higher than guideline minimum 804.40 6 mos required; DTI is lower than guideline maximum 9.25%< 43.%; FICO is higher than guideline minimum 782 > 680
300041043	ae70d73c-b65f-41a0-b142-2f7152376520	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge Under Disclosed	Finance Charge under disclosed by $XXX.XX unable to determine cause of under disclosure.		10/27/2016: Audit re-analyzed HUD-1 fees, and has determined that after adjustments, the Finance Charge is no longer under disclosed. Condition rescinded.			Reserves are higher than guideline minimum 804.40 6 mos required; DTI is lower than guideline maximum 9.25%< 43.%; FICO is higher than guideline minimum 782 > 680
300041043	c3d4266a-ca97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	Credit report in file is missing the Co-borrower's fico scores.	10/27/2016: please see attached	10/27/2016: Audit reviewed the updated Credit Report dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.			Reserves are higher than guideline minimum 804.40 6 mos required; DTI is lower than guideline maximum 9.25%< 43.%; FICO is higher than guideline minimum 782 > 680
300041043	c41ff6aa-ca97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	Employment verification for the borrower within 90 days of the note was not provided.
11/11/2016:  Lender documented a full 2 years of income in the loan file and provided a business license to further support the borrower’s self-employment.  Loan will be rated a B for all agencies.11/04/2016:  Received XXXX tax returns and 1099 which are post closing. Received operating agreement. These documents do not satisfy the condition.  Condition remains.  10/28/2016:  The addendum to the Lender's loan approval states the Borrower's have 50% ownership in a LLC.  Unable to locate any documents pertaining to the LLC in the original loan file.  Condition remains.
Reserves are higher than guideline minimum 804.40 6 mos required; DTI is lower than guideline maximum 9.25%< 43.%; FICO is higher than guideline minimum 782 > 680
300041160	178cf7b5-8d98-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300041160	42ed7eda-4a99-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance
Provide recent mortgage statement to confirm PITIA on primary residence.  The payment could not be confirmed by the credit report in file. The final 1003 confirmed the primary residence has mortgage debt.

11/17/2016:  Received evidence of P&I, equity line, taxes & insurance.  Condition cleared.11/10/2016:  Received mortgage statement verifying P&I.  Audit obtained taxes from Borrower's tax return & used industry standard of .0035 for insurance.  Please provide evidence of second mortgage payment.  Condition remains.

300041160	97596c5d-4a99-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Income Tax Schedules
Provide the following tax return documentation, which was not found: 1)Copy of most recent Business tax returns or evidence of extension.  The most recent returns were not found in file.  2)Signed Business personal and Trust returns for the Borrower. Review of all returns in file found no signatures.

11/22/2016:  Received tax returns.  Exception not required. Condition cleared.11/17/2016:  Lender guidelines do not require signed tax returns. Certification of financials provided. Lender guidelines require 3 years business tax returns, 2 provided.  Pending exception from Client.

300041160	e8797d9d-7198-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number on the appraisal does not match the note or recorded mortgage.		11/17/2016: Condition cleared.
300041230	0e38c9cf-c297-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	A fraud report was not provided.		10/27/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 Years Self Employed Borrowers had 20 and 11 years Self Employment; Years in Primary Residence Borrowers had resided in subject for 16 years; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723

300041230	29e2ae28-9f97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Loan file is missing the CDA report.		10/22/2016 A CDA was provided with a value of $X,XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 Years Self Employed Borrowers had 20 and 11 years Self Employment; Years in Primary Residence Borrowers had resided in subject for 16 years; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723

300041230	40f96017-9c97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report
The applicable guidelines require that a valid credit report be obtained for each Borrower. The latest credit report for the borrowers provided in the file is dated over 120 days old. A valid credit report was missing from the loan file.
10/27/2016: Received origination credit report. Condition cleared.
 Years Self Employed Borrowers had 20 and 11 years Self Employment; Years in Primary Residence Borrowers had resided in subject for 16 years; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723

300041230	527fa875-9a97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD-1 Comparison page does not reflect HUD fees as charged	The HUD-1 reflects title services fees of $X,XXX.XX, however, the HUD-1 comparison page discloses these fees as $X,XXX.XX. No tolerance issue.	12/02/2016: Disagree, the HUD provided is stamped certified on the left bottom corner of the first page. No Violation
12/02/2016:  Audit reviewed Lender Rebuttal, and has determined that the prior HUD submitted does reflect a true certified stamp on page 1. Condition cleared. 11/29/2016:  Received HUD-1 with 1100 Section fees totaling $X,XXX.XX.  However, it is neither stamped nor certified.  Condition remains.:

 Years Self Employed Borrowers had 20 and 11 years Self Employment; Years in Primary Residence Borrowers had resided in subject for 16 years; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723

300041230	cc569054-c297-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Asset documentation provided are > 90 days from the note date.		10/27/2016: Received asset documentation. Sufficient reserves verified. Condition cleared.
 Years Self Employed Borrowers had 20 and 11 years Self Employment; Years in Primary Residence Borrowers had resided in subject for 16 years; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723

300041290	27621211-0397-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to Obtain Final HUD-1	The final HUD1 is not stamped or signed by the settlement agent as being True, Certified copy.		10/25/2016: Received final, certified HUD-1. Condition cleared.
 Years Self Employed The borrower established his company in 1978 in movie production.; FICO is higher than guideline minimum Minimum FICO score per guidelines is 680, the borrower's FICO score is 789.; Reserves are higher than guideline minimum The borrower has over 1100 months in reserves for the subject property, guidelines require 12 months.

300041290	41344958-d19a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Inconsistent documentation	Added 10/25/2016: Final HUD-1 reflects a fee of $XX.XX on line 902 for mortgage insurance premium. The LTV/CLTV is XX.XX%. Please clarify or provide correction. Compliance testing is not complete.		10/27/2016: Received final, corrected HUD-1. Compliance testing complete. Condition cleared.
 Years Self Employed The borrower established his company in 1978 in movie production.; FICO is higher than guideline minimum Minimum FICO score per guidelines is 680, the borrower's FICO score is 789.; Reserves are higher than guideline minimum The borrower has over 1100 months in reserves for the subject property, guidelines require 12 months.

300041290	bac68703-0b97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance for multiple REO's listed on final application.
11/17/2016:  Received evidence of taxes.  Audit utilized industry standard of .0035 for insurance premium.  Condition cleared.11/10/2016:  Missing evidence of taxes and insurance for property #7 on final 1003.  Please provide property profile.  Condition remains

 Years Self Employed The borrower established his company in 1978 in movie production.; FICO is higher than guideline minimum Minimum FICO score per guidelines is 680, the borrower's FICO score is 789.; Reserves are higher than guideline minimum The borrower has over 1100 months in reserves for the subject property, guidelines require 12 months.

300041290	d495ab09-0097-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Borrower credit report dated greater than 120 days from Note date	Credit report is stale dated, XX/XX/XXXX, application date is XX/XX/XXXX.		10/25/2016: Received and reviewed credit report dated XX/XX/XXXX. Condition cleared.
 Years Self Employed The borrower established his company in 1978 in movie production.; FICO is higher than guideline minimum Minimum FICO score per guidelines is 680, the borrower's FICO score is 789.; Reserves are higher than guideline minimum The borrower has over 1100 months in reserves for the subject property, guidelines require 12 months.

300041290	dfa279c7-0597-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		10/21/2016: CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years Self Employed The borrower established his company in 1978 in movie production.; FICO is higher than guideline minimum Minimum FICO score per guidelines is 680, the borrower's FICO score is 789.; Reserves are higher than guideline minimum The borrower has over 1100 months in reserves for the subject property, guidelines require 12 months.

300041290	e3dad125-0d97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	A verification of employment for the borrower within 90 days of the note date was not provided.
11/02/2016:  Lender documented a full 2 years of income in the loan file and provided a post-closing business license to further support the borrower’s self-employment.  Loan will be rated a B for all agencies.10/27/2016:  Audit reviewed credit file.  Neither CPA letter nor business license provided.  Condition remains.

 Years Self Employed The borrower established his company in 1978 in movie production.; FICO is higher than guideline minimum Minimum FICO score per guidelines is 680, the borrower's FICO score is 789.; Reserves are higher than guideline minimum The borrower has over 1100 months in reserves for the subject property, guidelines require 12 months.

300041308	09da1a89-6282-431d-adba-90a2b37a6747	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Finance Charge Under Disclosed	Added 11/16/2016: Finance charge under disclosed by $XXX.XX. Audit calculated finance charges of $X,XXX.XX. Itemization of amount financed not provided. Unable to determine the under disclosure.		11/23/16: Subject loan beyond statute of limitations. Subject will be rated grade of B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

300041308	211136cb-6eb3-4241-b579-b99222c9f578	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Right to Cancel form not properly executed	Right to Cancel signed by the coborrower is not completed properly. The transaction and execution dates are XX/XX/XXXX with an expiration date of XX/XX/XXXX.	Disagree, Co-borrower signed on XX/XX/XXXX which is a Monday and the expiration of the rescission period is the Xth which is Thursday. Three business days were given. No Violation
11/8/2016: there were discrepancies on the RTC with signing date and actual funding date; however, the loan is outside SOL and will be rated a B for all agencies. 11/04/2016:  Received final, certified HUD-1 and compared to Right to Cancel form.  Both borrowers signed the RTC dated XX/XX/XXXX with an expiration of XX/XX/XXXX.  It was signed on XX/XX/XXXX.  Condition remains.10/31/2016:  Final, certified HUD-1 required prior to decision.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

300041308	4f75b265-7c9f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to Obtain Final HUD-1
Added 10/31/2016:  Final HUD-1 in file is neither certified by the title agent nor signed by the Borrowers'.  Per line 105 the attachment is missing.  The certified HUD-1 is marked Estimate.  Unable to complete compliance review.   Additional conditions may apply.

11/16/2016:  Received final, certified HUD-1 and addendum.  Condition cleared.11/04/2016:  Received final, certified HUD-1.  Line 105 reflects MISC (see attached) $XXX,XXX.XX.  Missing attachment.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

300041308	72ecb8ba-0053-4584-be25-618454aeca53	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Loan proceeds disbursed prior to the expiration of the rescission period.	ROR in file reflects transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. Loan notary date was XX/XX/XXXX borrower was not provided 3 full days to rescind.
Disagree, Borrower signed on XX/XX/XXXX which was a Friday. Day 1: Saturday XX/XX/XXXX, Day2: Monday XX/XX/XXXX. Day 3: Tuesday XX/XX/XXXX. No violation. Disbursement of the loan was on XX/XX/XXXX which is 2 days after the end of the rescission period.

11/8/2016: Updated - there were discrepancies on the RTC with signing date and actual funding date; however, the loan is outside SOL and will be rated a B for all agencies. 11/04/2016:  Received final, certified HUD-1 verifying loan disbursed after the rescission period.  Condition cleared.10/31/2016:  Final, certified HUD-1 required prior to decision.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

300041308	9768a8fa-2a97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	Missing signed XXXX and XXXX K-1s and Partnership returns for coborrower. XXXX & XXXX 1040 Tax Returns are not signed by the borrower and coborrower..		11/16/2016: Lender's guidelines do not require signed tax returns. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

300041308	cfadf5ea-8095-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/08/2016: CDA provided value of $XXX,XXX.XX which is 0% variance from appraisal. Condition cleared. 11/03/2016: CDA provided is for a different address. Condition remains
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

300081489	5b3c0039-b422-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
1008 DTI is 30.67%, Audit DTI is 100.72% which exceeds lenders guidelines of 43%. Lender did not account for business tax returns mortgages, notes, bonds payable in less than 1 year and used a higher depreciation amount than audit.

Please see the attached notes for 2 separate open-ended business lines. Also attached is a lease for medical equipment showing the lease term had been extended to X/X/XXXX (the business returns that show the expense are from XXXX). The mortgage, notes, bonds payable expense had rolled over from XXXX to XXXX, so the expense was not deducted from the qualifying income.
06/21/2016: Received evidence loans are not due in less than 1 year. Recalculated DTI 35.92%. Condition cleared.
 Years Self Employed Borrower has 14 years self employed; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 174 months reserves; No Rental Lates UW guides require 0x30 days late in the most recent 24 months, VOR verifies over 120 months with no late payements reported

300081489	c83ffb5b-b422-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		05.31.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 Years Self Employed Borrower has 14 years self employed; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 174 months reserves; No Rental Lates UW guides require 0x30 days late in the most recent 24 months, VOR verifies over 120 months with no late payements reported

300081489	d5cedfc2-b322-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure
07/07/2016:  Received evidence of no Affiliates.  Condition rescinded.06/21/2016: Fee Summary provided is not sufficient evidence that the lender has no affiliations. It only shows that no affiliates were used in the transaction. Please provide AFBD or an attestation stating the lender had no affiliates at the time of application

 Years Self Employed Borrower has 14 years self employed; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 174 months reserves; No Rental Lates UW guides require 0x30 days late in the most recent 24 months, VOR verifies over 120 months with no late payements reported

300103369	721b2d14-dbca-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Servicing Disclosure Statement	Please provide Servicing Disclosure.	02/10/2016: Uploaded Servicing Disclosure
02/10/2016: Audit review of executed Initial Loan Submission Checklist verifies that the Servicing Disclosure was provided within 3 days of application, documentation submitted is deemed acceptable. Condition cleared.

300103369	724807df-dbca-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.	02/09/2016: CDA	02/09/2016: A CDA report reflecting a value $XXX,XXX which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300103369	731b2d14-dbca-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Please provide Special Information Booklet.	02/10/2016: Uploaded Submission checklist - Lender certifying on page 2 that the booklet was delivered to borrower in initial app package
02/10/2016: Audit review of executed Initial Loan Submission Checklist verifies that the Special Information Booklet was provided within 3 days of application, documentation submitted is deemed acceptable. Condition cleared.

300103369	a3ad3e7a-7d90-4972-9b7e-cfde926646a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate	Actual Max payment ever lower than TIL calculation.	02/10/2016: Lender response: TIL is correct.	02/10/2016: Audit re-reviewed final TIL and determined that payment amounts are acceptable. Condition Rescinded.
300103369	b103439e-2d83-47fa-863d-6c5658b8ba2a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Please provide ECOA appraisal disclosure.	02/10/2016: Disclosures - ECOA
02/10/2016: Audit review of executed Initial Loan Submission Checklist verifies that the ECOA appraisal disclosure was provided within 3 days of application, documentation submitted is deemed acceptable. Condition cleared.

300117352	2cc3cc93-7d76-44d3-a4a0-913765f34f92	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	Recording fee disclosed on LE as $XX.XX and on CD as $XX.XX. A tolerance cure of $X.XX is required. No evidence of tolerance cure provided in file.
03/28/2016: Received and reviewed post close CD showing tolerance cure, received copy of refund check, letter to borrower and shipping label. Loan will be graded a B for Fitch and A for all others.  Condition cured.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.79%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Years in Primary Residence Borrower has resided in subject for 20 years

300117352	58184cf6-70e5-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Ineligible Transaction
Loan closed as a Rate/Term refinance. Guidelines for maximum cash out for rate/term refinance are lesser of $2000 or 2% of principal amount of the new mortgage. Borrower received $X,XXX.XX cash out per final CD in file.
03/28/2016: Received and reviewed revised post close CD showing borrower to bring money to closing. Cash out not > $2000.00. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.79%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Years in Primary Residence Borrower has resided in subject for 20 years

300117352	67cb00a5-4ae5-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing verbal verification of employment
The Lender's guidelines require a verbal verification of employment within 10 days of the Note date.  The verbal verification of employment provided in the file is greater than 10 days from the Note date.
03/11/2016: VVOE
03/11/2016: Audit acknowledges that the VOE, dated XX/XX/XXXX, documentation submitted was not within 10 days prior to the Note date, however a re-verification of employment was also provided dated after the Note date.  Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.79%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Years in Primary Residence Borrower has resided in subject for 20 years

300117352	7bb0529a-48e5-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided in file.		03/08/2016: CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.79%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Years in Primary Residence Borrower has resided in subject for 20 years

300117352	c589acf7-4ae5-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The Lender's approval requires a correction to the property address on the appraisal signed XX/XX/XXXX. Correction not provided in file.	03/11/2016: Revised Appraisal	03/11/2016: Audit review of Appraisal reflects the correct address, documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.79%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Years in Primary Residence Borrower has resided in subject for 20 years

300117352	caf9816a-4ae5-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Terms and conditions for withdrawal from Borrower's 401K statement not provided in file.	03/21/2016: Terms of Withdrawal	03/21/2016: Audit review of Terms of Withdrawal documentation submitted are deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.79%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Years in Primary Residence Borrower has resided in subject for 20 years

300117352	fcda9b82-6c2e-4796-b9c4-f496127e0290	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The title fees in Section B of the closing disclosure were charged by a title company not listed on the WSLP. These fees should be in Section C of the CD.		03/28/2016: Received revised post close CD with Fee in correct Section along with letter to borrower and shipping label verifying sent to borrower. Condition cured.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.79%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Years in Primary Residence Borrower has resided in subject for 20 years

300123832	28cd82ec-df96-48b3-8a0d-0573cf6bc028	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Provide the HUD Homeownership disclosure dated within 3 business days of the application date. The disclosure was not found in file.	05/03/2016: Homeownership Disclosure
05/03/2016: Audit review of HUD Homeownership disclosure coversheet is missing the required list of agencies provided to borrower. Condition remains.05/05/2016: Lender provided the HUD Homeownership list of agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742.; Years in Field Borrower has 27 years in Field.

300123832	30696202-a418-42b1-ae85-a681c7d53575	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Closing Disclosure dated XX/XX/XXXX indicates a tolerance cure in the amount of $XXX.XX. The final CD reflects a Re-inspection fee of $XXX.XX not reflected on the LE, and the Credit Report fee increased from $XX.XX on the LE in Section B to $XX.XX on the CD in Section B.

04/27/2016: Closing Disclosure indicates a tolerance cure in the amount of $XXX.XX for increase in closing costs above limit in section B. Loan will be graded an A for all agencies except for Fitch with a grade of B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742.; Years in Field Borrower has 27 years in Field.

300123832	6f249a2a-4215-43e3-8779-6d7cb5258f25	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Borrowers Real Estate Broker is missing their phone number.	05/03/2016: Post Consummate CD	05/03/2016: Audit review of missing LE/CD Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742.; Years in Field Borrower has 27 years in Field.

300123832	7fbfa686-ff0a-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The number of months for the property taxes was not disclosed on the Loan Estimate.		04/27/2016: Number of months for the property taxes was corrected on final CD. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742.; Years in Field Borrower has 27 years in Field.

300123832	976c419e-000b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		04/27/16: A CDA report was provided with a value a $X,XXX,XXX.XX which is a 0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742.; Years in Field Borrower has 27 years in Field.

300123832	ccff2240-000b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the title for $X,XXX,XXX.XX.  (Preliminary Title in file does not reflect the correct amount of the insurance.  Guidelines require that initial title report correctly reflects the information that will ultimately be on the title policy.)
															05/03/2016: Final Settlement Statement	05/03/2016: Audit review of Final Master Statement reflects correct Loan Policy Coverage amount of $X,XXX,XXX.XX, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742.; Years in Field Borrower has 27 years in Field.

300123832	e04da957-e40b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The effective date of the Hazard Insurance is XX/XX/XXXX which is after the note and disbursement date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.		05/05/2016: Lender provided a corrected HO Insurance with an effective date of XX/XX/XXXX. Post consummation CD disbursement date XX/XX/XXXX. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742.; Years in Field Borrower has 27 years in Field.

300134079	1e5a3cf2-c370-4ae2-b954-6331d97a9f57	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Required signing statement disclosure not present	Added 06/23/2016: The final Closing Disclosure is missing the signing statement disclosure: "you do not have to accept this loan because you received this form."		06/24/2016: Audit reviewed CD and determined signing statement is acceptable. Condition rescinded.
300134079	440a5b7b-9a27-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300134079	ab156e4c-8152-43fc-88f6-db88af4d575a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.
07/07/2016:  Received evidence of no Affiliates.  Condition rescinded.06/22/2016: Fee Summary provided is not sufficient evidence that the lender has no affiliations. It only shows that no affiliates were used in the transaction. Please provide AFBD or an attestation stating the lender had no affiliates at the time of application

300134100	340bf588-4627-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure
Please provide Broker Affiliated Business Disclosure signed by the Borrower and dated within 3 days of the Broker initial application date; or verification that the Broker does not have any affiliates.
07/07/2016: Received evidence of no Affiliates. Condition rescinded.
300134100	457410d6-9326-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05.31.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300134100	5c073e4d-e6cc-46fe-9898-a6bfbf419ce1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)	CD APR 3.266% exceeds actual 2.514% with difference 0.752%.		06/28/2016: Audit calculated APR using Lender's index of 1.138%. APR is 3.254%, a difference of 0.012%. Condition cleared.
300134100	92de48ac-8510-4e35-ae7f-994dcb467203	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	CD total of payments $XXX,XXX.XX vs. $XXX,XXX.XX actual with difference $XX,XXX.XX.	CD was calculated with an Index of 1.138	06/28/2016: Audit calculated the total of payments using Lender's index or 1.138%. TOP is $XXX,XXX.XX, a difference of $X.XX. Condition cleared.
300134100	a5a7b4c8-2b74-4104-aa34-558247495ce4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment	The Estimated Total Monthly Payment does not matches the C.D.	First payment letter and CD match disclosed to borrower.	06/21/2016: The LE reflects escrow for taxes. The CD reflects escrow for taxes & insurance. Condition rescinded.
300134100	bf1aa05c-0779-4a66-aa3e-66e70f03019c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	CD reflects 3.266% vs. 2.514% actual; difference 15.424%.		06/28/2016: Audit calculated the total interest percentage using the Lender's index of 1.138%. TIP is 57.155%. Condition cleared
300134100	c632aa9e-7039-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Required signing statement disclosure not present	Added 06/23/2016: The final Closing Disclosure is missing the signing statement disclosure: "you do not have to accept this loan because you received this form."		06/24/2016: Audit reviewed CD and determined singing statement is acceptable. Condition rescinded.
300134100	d1fe9ece-560a-46fc-8dfe-9e9af910787b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Please provide Lender Affiliated Business Disclosure signed by the Borrower and dated within 3 days of the Lender loan boarding date; or verification that the Lender does not have any affiliates.	see attd	07/07/2016: Received evidence of no Affiliates. Condition rescinded.06/21/2016: Lender comment says see attached, however, there is nothing attached. Condition remains.
300144720	004886c3-f9ed-42e6-85ff-760c27e1263a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit was not provided in file.		05/19/2016: Received evidence Borrower received Home Loan Toolkit within 3 days of closing. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300144720	0c797d76-7d81-470a-8ba8-cac984894daa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Provide verification of index used in lender calculations. Revised CD reflects TOP as $X,XXX,XXX.XX vs $X,XXX,XXX.XX Actual with a difference of -$X,XXX.XX.	06/20/2016: Post Consummation CD 06/16/2016: lox
06/20/2016: Audit reviewed WSJ "index value" within the 45 day lookback period, and has determined that X.XXX% index is acceptable for that range. The TOP CD is $X,XXX,XXX.XX vs $X,XXX,XXX.XX Actual TOP with a difference of -$.XX. Revised CD, Notification of the error (i.e., the letter to borrower) and e-mail evidence to borrower was provided. Loan will be rated a Fitch 'B'. Condition cleared. 06/16/2016: Audit reviewed Lender Rebuttal, and has determined that the index used within the 45 day lookback period is required to be provided by the lender for verification of audit figures. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300144720	1ceea9b9-111a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from file.		04/01/2016: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300144720	23bf7b7f-4d1a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
WLSP was not itemized causing an assumption that the borrower was not permitted to shop. Fees in Section C are subject to worst case scenario of 10% tolerance. Fees exceed 10% tolerance and a cure is required in the amount of $X,XXX.XX.
05/26/2016: XXXXXX
05/26/2016: audit reviewed and determined that WLSP was partially valid and refund of $X,XXX.XX is sufficient cure. Loan will be rated an B for Fitch and an A for all other agencies.05/26/2016: Audit reviewed documentation submitted, and has determined that the cure was insufficient.  Total cure of $X,XXX.XX was required, whereas CD reflects a total cure of $X,XXX.XX. Condition remains.05/23/2016: Audit recalculated refund due and actual figure is $X,XXX.XX.  LE: $X,XXX – $XXX (Exam fee not charged on CD) + $XXX recording = $X,XXX + $XXX (10%) = $X,XXX   CD: $X,XXX.XX + $XXX recording = $X,XXX.XX  Refund due: $X,XXX.XX – $XXXX = $XXXX.XX

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300144720	2a9850cb-4e1a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing mortgage/deed of trust	The file does not contain evidence the mortgage/deed of trust was sent for recording.		05/19/2016: Received evidence Mortgage was recorded. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300144720	395dde60-4262-40ac-bd88-edca5cc8ae61	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Address of the Borrowers Real Estate Broker is missing.	025/26/2016: post-close CD
05/26/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300144720	5e3b418f-1373-4e84-9ad7-99bc533d22ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	Provide verification of index used in lender calculations. Revised CD reflects TIP as XX.XX% vs XX.XXX% Actual with a difference of -X.XXX.	06/20/2016: Post Consummation CD 06/16/2016: lox
06/20/2016: Audit reviewed WSJ "index value" within the 45 day lookback period, and has determined that X.XXX% index is acceptable for that range. The TIP CD is XX.XX% vs XX.XXX% Actual TIP with a difference of -.005%. Revised CD, Notification of the error (i.e., the letter to borrower) and e-mail evidence to borrower was provided. Loan will be rated a Fitch 'B'. Condition cleared. 06/16/2016: Audit reviewed Lender Rebuttal, and has determined that the index used within the 45 day lookback period is required to be provided by the lender for verification of audit figures. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300144720	d21c642d-4e1a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	05/26/2016: post cons CD
05/26/2016: Audit review of WLSP is deemed invalid. Fees not being itemized is considered a non-material B grade. 05/19/2016: Received WLSP, however, it is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Condition remains

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300144720	d7cc568b-3b1c-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Reimburse E Record fee paid to the Clerk of Court on Section H should be reflected on Section E.	05/26/2016: post-cons CD
05/26/2016: Audit review of revised CD reflects Reimburse E Record fee paid to the Clerk of Court in Section H moved to Section E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300144720	dcda1727-3b1c-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	Section C Survey fee does not list the service provider for the fee.	05/26/2016: post-cons CD
05/26/2016: Audit review of revised CD reflects payee for Survey fee and moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32%; Reserves are higher than guideline minimum UW Guides require12 months reserves on subject and 6 months reserves on primary, loan qualified with 48 months reserves on all properties

300173377	24c61e2d-acfc-4e99-958a-6a1466367b64	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the Lender. If the Lender is not affiliated with any other businesses, please provide an attestation stating such.		08/25/16: LOE from lender attesting that they do not have any affiliated businesses. Condition cleared.
300173377	75b7b0fa-5c0c-421d-83f9-d52b6a303797	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met	The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.	08/30/2016: e-signed X-XX LE	08/30/2016: Audit reviewed "Electronic Disclosures and Consent Agreement", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
300173377	7c3b86c5-3269-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/23/2016; A CDA report dated XX/XX/XXXX reflected a value of $X,XXX,XXX with a 0% variance to appraisal value.
300173377	81818234-d972-4275-8ec4-ac2e4a65b043	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Credit Report Fee on final CD is $XXX.XX.  Final LE lists fee as $XX.XX.  This fee is in a 0% tolerance section. Lender tolerance cure of $XXX.XX is required.  Section J reflects $XXX.XX tolerance cure that is sufficient.
08/23/2016: The final CD reflects tolerance cure in the amount of $XXX.XX for the credit report. Loan will be rated a Fitch B for all agencies.
300173377	90c1fedc-096a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Borrower Has Below The Minimum Number of Tradelines Required	Requested a trade line policy exception.		08/24/2016: Audit acknowledges that the tradeline requirements are outside of guidelines. Loan will be graded a B.
300177947	049b942c-7730-45a7-9b16-6fd60349c583	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The NMLS/ License Number of the Settlement Agent and Settlement Agent contact is missing.
06/27/2016: in the state of California settlement agents are not required to be licensed. this has been waived on all of our previous files. please waive. thank you. 06/23/2016: hi, settlement agents are not licensed through NMLS in the state . thank you

06/27/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared. 06/23/2016: Audit reviewed the Lender Rebuttal, and has determined that the Settlement Agent License ID is required for Title company. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%

300177947	0d066f61-0937-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing hazard insurance declaration page.	06/23/2016: hi, please see attached hazard dec page. thank you	06/23/2016: Audit reviewed Hazard Insurance Dec pages, and has determined that the 2 policies cover the X Family dwelling. Documentation submitted is deemed acceptable. Condition cleared.
 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%

300177947	16cd411c-2e10-435e-9616-d3eb0826578f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in file is not signed by the Borrower and Co-Borrower.	06/23/2016: hi, please see attached forms for both borrowers. thank you	06/23/2016: Audit review of executed Affiliated Business Disclosure submitted is deemed acceptable. Condition cleared.
 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%

300177947	1d9e2f43-cf33-44d2-a298-96b7edc172b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Please provide copy of signed E-Sign Consent Form giving the Lender permission to provide documents electronically.	06/23/2016: hi, please see attached econsent. thank you.	06/23/2016: Audit reviewed eDisclosure Agreement, documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%

300177947	5232aab3-5a37-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
On the final CD dated XX/XX/XXXX, in Section E, Taxes and Other Government Fees, for City/County Tax/Stamps and Transfer Tax, a Itemization with the name of the government entity assessing the tax is required.
															hi, please see attached post consummation cd as well as loe to borrower. please note loe to borrower is sent regular mail unless a refund is due to the borrower. thank you.	06/28/2016: Received post consummation CD reflecting payee for fees in Section E. Condition cleared.
 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%

300177947	67122c80-fed8-49b3-bcec-0a148d11c973	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX and an Appraisal Review Fee of $XXX with no resulting CoC for an subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX and an Appraisal Review Fee of $XXX resulting in a $XXX refund to cure.  Post close refund shown in section J in the amount of $XXX was refunded to the Borrowers.
06/20/0216: The final CD: Post close refund shown in section J in the amount of $XXX was refunded to the Borrowers. The Fitch rating is B and Other is A.
 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%

300177947	721918c3-be8a-4b6c-af5f-c3e11dbf46ba	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
Evidence that the borrowers received Home Loan Toolkit was not provided in file. Please provide the Home Loan Tool Kit or documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower.
06/23/2016: Hi, please see attached checklist to include home loan toolkit doc delivered to borrower. thank you
06/23/2016: Audit review of evidence that the Home loan Toolkit was sent on XX/XX/XXXX was submitted, and is within three days of application date of XX/XX/XXXX. Documentation submitted is deemed acceptable, condition cleared.

 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%

300177947	854285b7-5937-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for $XXX,XXX.XX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
06/28/2016: Received final title policy with correct loan amount. Condition cleared.
 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%

300177947	9bf207ef-0037-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/20/2016: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%

300178705	ce7b1281-4bea-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/07/2017: CDA	02/07/2017: A CDA report reflecting a value $XXX,XXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.86 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.88%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 794

300178705	d2a3175f-7dec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final CD #3, Section F is missing payee. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.	02/08/2017: Please find uploaded CD and Letter of explanation sent via US Postal Service regular mail delivery
02/08/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.86 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.88%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 794

300178705	d2f49d7e-99ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Borrower shows a large deposits on XX/XX/XXXX for $XX,XXX and $X,XXX. Guidelines require that all large deposits must be sourced. Additional conditions may apply.
02/07/2017: Please note that the deposit were from borrower’s employer. The $XX,XXX on XX/XX/XXXX was borrower’s bonus, see page 3. The $X,XXX deposits on XX/XX/XXXX & XX/XX/XXXX were his bi-weekly pay.

02/07/2017: Audit reviewed the Lender Rebuttal, as well as the bank statements, and has determined that sufficient evidence was provided to verify deposits were made by the borrower's employer. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.86 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.88%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 794

300193283	1da131d5-2858-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/3/2016: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300193283	9508bfa7-59da-4538-8ce8-46a9223e76d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	TIL Interest Rate and Payment Summary is inaccurate - Final TIL incorrectly reflects maximum first five year date. Date utilized is not in line with the Note date, Signing Date nor Disbursement date.		09/09/2016: Lender re-disclosed TIL with correct maximum five year date. Loan will be rated a B for all agencies.
300193283	e9a260a7-1e58-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided in file.		08/23/2016: Received attestation no affiliates. Condition cleared.
300193288	597acc37-b459-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing Rate Lock Agreement.		08/10/2016: Received evidence of rate lock. Condition cleared.
300193288	6aa73a86-3095-4fa7-8125-0faf1e0d264f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing disclosure not provided within 3 business days of application date.		08/10/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
300193288	6ab68c6a-7596-4b78-8068-a0577d4dfcd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	Final TIL maximum first five year date reflects the day of disbursement, which is also the first day interest was charged.		Outside counsel has indicated that the disbursement date is acceptable as long as no interest was charged prior to day of disbursement. Loan will be rated a B for all agencies.
300193288	8e04ec89-ab59-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing sufficient evidence of “changed circumstance” to support new GFE	Changed circumstance to support new Good Faith Estimates are missing.	09/08/2016: see attached	09/08/2016: Audit reviewed print screen evidence for COC, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300193288	c054598c-b459-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing initial TIL (Lender Disclosure)	Missing initial TIL.		08/10/2016: Received evidence Borrower was provided with initial TIL within 3 days of application date. Condition cleared.
300193288	c8556103-9559-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated business disclosure not executed.		08/15/2016: The AFBD in the loan file was for the title company and not the lender. The lender provided an attestation showing no affiliations. Condition cleared.
300193288	ededc364-9959-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/04/2016: CDA provided reflecting a value of $XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300193308	2205ddfa-b559-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing 2015 balance sheet for the self employed business listed on Schedule C of the personal tax returns.  The QM/ATR status of the loan remains in pending status during remediation. Failure to cure this finding may negatively impact QM/ATR status.
I am attaching all the balance sheets and P&Ls. Please be more specific if you are missing on (i.e. use the name rather than location on tax returns)
09/26/2016: TPR received confirmation that lender agrees with NonQM/Compliant designation and loan-level tape correctly identifies said loan designation. P&L and BS not required to comply with ATR. Condition rescinded. 09/12/2016:  Received and reviewed Balance Sheets.  Balance Sheet for Real Estate Sales on Schedule C not provided.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfiied with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 26.07%; Years Self Employed Borrower has 30 years self employment

300193308	332e15e9-805a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Reserves	5.20 < 6 months required reserves. The QM/ATR status of the loan remains in pending status during remediation. Failure to cure this finding may negatively impact QM/ATR status.		09/12/2016: Exception approved. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfiied with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 26.07%; Years Self Employed Borrower has 30 years self employment

300193308	a2ea9dbc-b459-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment
Missing a VVOE or verification of the existence of the borrower's businesses within 30 days prior to the note from a third party for all business where the borrower retains 25% ownership as indicated on Statement 1 of the personal tax return.   The QM/ATR status of the loan remains in pending status during remediation. Failure to cure this finding may negatively impact QM/ATR status.

09/26/2016: TPR received confirmation that lender agrees with NonQM/Compliant designation and loan-level tape correctly identifies said loan designation. VOE for S/E businesses provided. Condition cleared. 09/12/2016:  Correction:  VVOE's for Business #1, #3, #5, & #6 are dated X/X/XXXX.  09/12/2016:  Received verification of employment for business listed on final 1003 dated within 30 days of the note date.  The VVOE's for businesses #1 - # 4 on 2014 schedule E Part II, Statement 1 are dated X/X/XXXX.  QM does not allow post consummation cures.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfiied with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 26.07%; Years Self Employed Borrower has 30 years self employment

300193308	a4cb9fbd-b559-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing signed 4506-T
Missing a signed 4506T for businesses reflected on statement #1 of the personal tax returns where the borrower has 25% ownership.  The QM/ATR status of the loan remains in pending status during remediation. Failure to cure this finding may negatively impact QM/ATR status.
09/12/2016: Neither QM nor lender guidelines require a 4506-T for businesses. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfiied with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 26.07%; Years Self Employed Borrower has 30 years self employment

300193308	a69447a1-b459-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		08/11/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfiied with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 26.07%; Years Self Employed Borrower has 30 years self employment

300193308	be5ce092-b459-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is not in file.		08/08/2016: CDA provided reflecting a value of $XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfiied with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 26.07%; Years Self Employed Borrower has 30 years self employment

300193308	f472a3f3-b259-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/23/2016: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfiied with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 26.07%; Years Self Employed Borrower has 30 years self employment

300193334	06851a35-125b-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/09/2016: CDA provided reflecting a value of $XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; loan qualified iwth 164.74 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 781.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%

300193334	18e3884e-155b-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing Rate Lock Agreement.		08292016: Received evidence of rate lock. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; loan qualified iwth 164.74 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 781.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%

300193334	30c0d21a-115b-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/16/2016: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; loan qualified iwth 164.74 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 781.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%

300193334	7221e456-0a8d-4a09-aad6-44b4becfe4d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure in file is dated XX/XX/XXXX whereas the original application date is XX/XX/XXXX.		08/29/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; loan qualified iwth 164.74 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 781.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%

300193334	7ac8836c-31fa-4034-bf23-bbcf6a5bf6ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	Final TIL maximum first five year date reflects the day of disbursement, which is also the 1st day interest was charged.		Outside counsel has indicated that the disbursement date is acceptable as long as no interest was charged prior to day of disbursement. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; loan qualified iwth 164.74 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 781.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%

300193334	7f2ab3b7-0c08-4803-99a2-c8aaada726d0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure in file is dated XX/XX/XXXX whereas the original application date is XX/XX/XXXX.		08/29/2016: Received evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; loan qualified iwth 164.74 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 781.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%

300193344	061870da-675e-43f2-9bc2-a1ce41a8cc49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Good Faith Estimate not provided within 3 business days of application date.	Application date XX/XX/XXXX, GFE in file dated XX/XX/XXXX.		08/25/2016: Received evidence Borrower was provided with the Good Faith Estimate within 3 days of application date. Condition cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	0d14bf3c-7a5a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing rate lock		08/25/2016: Received evidence of rate lock. Condition cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	46f05174-24ab-40d3-9f53-2f8d0891d2c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate
TIL Interest Rate and Payment Summary is inaccurate - Final TIL incorrectly reflects maximum first five year date. Date utilized is not in line with the Note date, Signing Date nor Disbursement date. Also the actual TIL payment stream is including the hazard insurance and flood insurance premiums in escrow whereas the Final TIL does not.
																09/02/2016: Lender re-disclosed TIL with correct maximum five year date. Loan will be rated a B for all agencies.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	51531ff9-7a5a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		08/09/2016: CDA provided reflecting a value of $XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	5cd91465-168d-44b3-8ced-e4ec9a9a1fcd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Servicing Disclosure Statement not provided within 3 business days of application date.	Application date XX/XX/XXXX, servicing disclosure in file dated XX/XX/XXXX		08/25/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	7be6e11c-798c-40ab-87fa-f8eaea2d362a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Application date XX/XX/XXXX, special information booklet dated XX/XX/XXXX.		08/24/2016: Special Information Booklet not required. Condition rescinded.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	856f4bb1-9460-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016
Added 08/12/2016:   Per HFIAA, for any loans originated prior to 1/1/2016 in flood hazard areas, the borrower must have been written notice of the option to escrow all premiums and fees for such flood insurance by 6/30/2016. Please provide notice to borrower.
																08/25/2016: Received flood notice dated XX/XX/XXXX. Condition cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	86627c6e-bd2b-4669-b19c-0a8cd0c33b59	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Application date XX/XX/XXXX, Appraisal disclosure in file dated XX/XX/XXXX.		08/25/2016: Received evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date. Condition cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	99d03194-795a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Truth in Lending (Lender Disclosure)	Missing initial truth in lending		08/25/2016: Received evidence Borrower was provided with initial TIL within 3 days of application date. Condition cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	9ad03194-795a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing ARM Loan Program Disclosure	Missing ARM disclosure.		08/25/2016: Received evidence Borrower was provided with the ARM Program Disclosure within 3 days of application date. Condition cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	9bd03194-795a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		08/22/2016: Received attestation no affiliates. Condition cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	cb4c280a-c66a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation
Added 08/25/2016:  Please provide verification of application date.  XX/XX/XXXX is not a valid app date since 1003 does not have a property address.   Sales contract is dated XX/XX/XXXX.  Disclosures are dated XX/XX/XXXX.  Additional conditions may apply.
Compliance conditions state the correct application date: Application date XX/XX/XXXX, GFE in file dated XX/XX/XXXX, so I am not sure why you are conditioning for this.
09/02/2016: Received evidence of XX/XX/XXXX application date.  Condition cleared.08/29/2016:  Application date per data tape is XX/XX/XXXX.  Initial disclosure package dated XX/XX/XXXX.  Unable to determine application date.  Please provide system screen shot to verify application date is within 3 days of XX/XX/XXXX.  If XX/XX/XXXX is accurate application date, please provide initial disclosures within 3 days.  Additional conditions may apply.
Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193344	f12fc7be-785a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Application date XX/XX/XXXX, HUD Homeownership counseling disclosure dated XX/XX/XXXX		08/25/2016: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.			Years in Field 7 years same feild; FICO is higher than guideline minimum 788 vs 720; Reserves are higher than guideline minimum 17.20 in verified reserves
300193349	0f7df1ab-4f65-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Reserves	Added 08/18/2016: 3.40 months < 6 months required per Lender guidelines. Verified assets $XXX,XXX.XX reserves $XX,XXX.XX = short reserves $XX,XXX.XX	9/9/2016: Valid finding. At the time we did not have reserve requirements for cash out refi's. JPM to review	09/12/2016: Exception approved. Condition rescinded.9/9/2016: Pending exception review.
300193349	730ad13d-126c-4760-9a32-e35722c0d128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	Final TIL maximum first five year date reflects the day of disbursement, which is also the 1st day interest was charged.		Outside counsel has indicated that the disbursement date is acceptable as long as no interest was charged prior to day of disbursement. Loan will be rated a B for all agencies.
300193349	752314d3-6c6f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing re-disclosed Initial TIL	Added 08/31/2016: Loan amount increased from $XXX,XXX to $X,XXX,XXX. Missing re-disclosed TIL.		9/9/2016: A re-disclosed TIL with increased loan amount was provided. Condition cleared.
300193349	7967ad7d-485a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.		08/22/2016: Received attestation no affiliates. Condition cleared.
300193349	93392855-0e6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial TIL – MDIA violation (Lender Disclosure)	Added 08/29/2016: Initial TIL not provided in file.		08/31/2016: Received evidence Borrower was provided with initial TIL within 3 days of application date. Condition cleared.
300193349	a23226c4-666b-4bdc-b4c7-5464df9d487d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure in file is dated XX/XX/XXXX whereas the original application date is XX/XX/XXXX.		08/29/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
300193349	e29bc04c-495a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/08/2016: CDA provided reflecting a value of $XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300193368	40b8b98a-665a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/05/2016: CDA provided reflecting a value of $XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300193368	4d8ed81e-665a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		08/19/2016: Received attestation no affiliates. Condition cleared.
300193368	55f06910-696f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial TIL – MDIA violation (Lender Disclosure)	Added 08/31/2016: Initial TIL not provided. Please provide initial TIL dated within 3 days of XX/XX/XXXX.		09/09/2016: Received evidence Borrower was provided with the initial TIL within 3 days of the application date. Condition cleared.
300193368	afa1bf70-bc76-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation	Added 09/09/2016: APR on final TIL 3.533%. APR on initial TIL 3.304% which is > .125%. Please provide evidence of re-disclosure.		09/12/2016: Received change in circumstance, GFE & TIL dated XX/XX/XXXX. Condition cleared.
300193368	bca194dd-7d5a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing rate lock agreement		08/12/2016: Received evidence of rate lock. Condition cleared.
300193368	c5c3ef6f-4d65-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Reserves	Added 08/18/2016: 1.5 months < 4 months required per Lender guidelines. Verified assets $XXXX.XX cash to close $XXX.XX reserves $XX,XXX.XX2 = short reserves $XXXX.XX		09/12/2016: Exception approved. Condition rescinded.09/09/2016: Pending exception from client
300193368	ccd4e40e-a63d-49a7-a8cd-2c46115cd9f0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement was not provided within 3 business days of application date.		08/10/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
300193368	e09ff21a-dc6d-4177-810c-f2863d7e8981	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure was not provided within 3 business days of application date.		08/10/2016: Received evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date. Condition cleared.
300193368	e6846ec5-7dbd-4b13-87f6-74bcb79faeff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	TIL Interest Rate and Payment Summary is inaccurate - Final TIL incorrectly reflects maximum first five year date. Date utilized is not in line with the Note date, Signing Date nor Disbursement date		09/07/2016: Lender re-disclosed TIL with correct maximum five year date. Loan will be rated a B for all agencies.
300193426	49445aa3-8d59-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided in loan file.		08/18/2016: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.29%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

300193426	5886e2dc-9159-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing income documentation	Please provide two years IRS tax transcripts or two years signed tax returns. Per appendix Q, signed tax returns are required in order for the loan to be classified as a Qualified Mortgage.
09/26/2016: TPR received confirmation that lender agrees with NonQM/Compliant designation and loan-level tape correctly identifies said loan designation. All income docs provided in accordance to the lender's guides with a paystub within 90 days of the Note date. Condition acknowledged. 09/06/2016:  Pending exception from client

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.29%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

300193426	69bcf222-9259-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/05/2016: CDA provided reflecting a value of $XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.29%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

300193426	993a0b8e-9159-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing ARM Loan Program Disclosure	ARM Loan Program Disclosure found in file however document is not dated or signed. Please provide disclosure dated within 3 business days of application.
08/24/2016:  Received evidence Borrower was provided with the ARM Program Disclosure within 3 days of application date.  Condition cleared.08/09/2016:  ARM Disclosure provided is not dated.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.29%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

300193426	c8302dbf-9159-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Verification of Rent	Evidence of rental verification 0x30x12 not provided in loan file.		09/09/2016: Exception approved. Condition cleared.09/06/2016: Pending exception from client
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.29%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

300193426	e0522f78-2d66-4a01-b727-c564b611ec8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	TIL Interest Rate and Payment Summary is inaccurate - Final TIL maximum first five year date reflects the day of disbursement, which is also the 1st day interest was charged.		08/03/2016: "Outside counsel has indicated that the disbursement date is acceptable as long as no interest was charged prior to day of disbursement. Loan will be rated a B for all agencies.”
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.29%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

300199036	4245a43a-0a0e-47b8-b669-4d731ef7c402	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X,XXX.XX.  It appears the Lender included $X,XXX.XX in fees paid by lender in the TOP calculation.
09/09/2016: Revised PCCD09/02/2016: Post-Consummate CD 08/29/2016: Post-Consummate CD - Total payments is accurate
09/09/2016: Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure is non-material. Loan will be graded a B. Condition cleared.09/02/2016: Audit reviewed revised CD, and has determined that the C.D. Total of Payments is $X,XXX,XXX.XX vs Actual of $X,XXX,XXX.XX for a difference of $X,XXX. Calculations are as follows: Total Of Payments = Total Scheduled $X,XXX,XXX.XX + Payments Prepaid Interest $XXX.XX + C.D. Section D Total $X,XXX.XX. Condition remains.  08/29/2016: Audit reviewed revised CD, and has determined that the C.D. Total of Payments is $X,XXX,XXX.XX vs Actual of $X,XXX,XXX.XX for a difference of $X,XXX.XX. Calculations are as follows: Total Of Payments = Total Scheduled $X,XXX,XXX.XX + Payments Prepaid Interest $XXX.XX + C.D. Section D Total $X,XXX.XX. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.33; Years Self Employed Borrower has 24 years Self Employed

300199036	6cfc2749-555e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for $X,XXX,XXX.XX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															08/15/2016: ALTA Loan Policy	08/15/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.33; Years Self Employed Borrower has 24 years Self Employed

300199036	aa4cab7a-555e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
Missing third party verification of self employment within 30 days of Note date.   A VVOE dated after the Note date with the borrower's CPA was provided in the loan file.  A CPA letter dated within 30 days of the Note date was not provided.
															08/15/2016: Dispute - Guidelines state that only a VVOE dated within 30 days of the note date is required for self-employed borrowers. CPA is not required.	08/15/2016: Audit re-analyzed VOE documentation, and has determined that a VOE was provided within 30 days of Note date and a VOE was also provided dated after the Note date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.33; Years Self Employed Borrower has 24 years Self Employed

300199036	f3332a98-545e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/09/2016: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.33; Years Self Employed Borrower has 24 years Self Employed

300204153	26f000f4-1d6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	4506-T signed by the borrower at closing was not provided in the file.	09/12/2016: 4506-t	09/12/2016: Audit reviewed executed 4506T, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	32685de4-ce6f-494f-b8f4-25b1b98f0901	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number/CA License ID and/or Contact NMLS ID/Contact CA License ID of the Settlement Agent are missing.		08/29/2016: A Post Close CD reflects the CA License ID and the CA Contact License ID of the Settlement Agent. Loan will be a graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	3627ccb5-1d6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Loan amount greater than guideline maximum	The subject loan is $X,XXX,XXX. Lender's guidelines for First Time Homebuyers reflect maximum loan amount of $X,XXX,XXX. The subject loan exceeds the guideline maximum by $XXX,XXX.		10/06/2016: Audit acknowledges that the loan amount is outside of guidelines. Loan will be graded a B.09/13/2016: Exception is pending review from client.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	46f7ebad-1d6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Excessive CLTV	The subject LTV/CLTV is 80%. Lender's guidelines for First Time Homebuyers reflect maximum LTV/CLTV of 75%. The subject loan exceeds the guideline maximum by 5%.
10/06/2016: Audit acknowledges that the LTV/CLTV is outside of guidelines. Loan will be graded a B.09/30/2016: Exception is still pending review from client.09/13/2016: Exception is pending review from client.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	52b79524-6911-47d4-b55c-72e068c7b620	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a 0% tolerance section. Lender tolerance cure of $X.XX is required.
08/29/2016: The final closing disclosure reflects a post close tolerance cure of $X.XX, which is sufficient. Loan will be rated a Fitch B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	7be6a2b5-1f6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Transaction	The subject loan is an ineligible transaction as the borrower is a First Time Homebuyer and both the LTV/CLTV and loan amount exceed guideline maximums for First Time Homebuyers.
10/07/2016: Audit acknowledges LTV/CLTV and Loan Amount are outside of guidelines for First Time Homebuyers. Loan will be rated a B. 09/30/2016: Exception is still pending review from client.09/13/2016: Exception is pending review from client.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	98c39702-1e6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for $X,XXX,XXX.00 (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															09/12/2016: title	09/12/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	a0a4ad57-46bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	10/31/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	a47049d4-1d6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing appraisal
The subject loan is $X,XXX,XXX.  Lender's guidelines require 2 appraisals for loan amounts that exceed $X,XXX,XXX.  Only one appraisal was provided in the loan file.  There is no evidence that the second appraisal was obtained.
															10/17/2016: waiver request for appraisal	10/17/2016: Audit acknowledges that the lack of 2nd Appraisal is outside of guidelines. Loan will be graded a B.10/17/2016: Exception is pending review from client.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	a6fea5c3-ee62-4538-a343-79a672b7fd90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XXX.XX.
09/13/2016: Audit re-analyzed executed CD, and has determined that the POST closing CD is based on the incorrect loan product, therefore is invalid. The executed CD dated day of closing was utilized as final. Re-calculation of figures reflects no TIP or TOP violations. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	bd386eeb-1d6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required in order for the loan to be classified as a Qualified Mortgage.  Although the YTD P&L statement was provided, there is no evidence that the Balance Sheet was obtained.
9/29/2016: A YTD Balance Sheet provided for the borrower's Schedule C Sole Proprietorship is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	d87af25b-1d6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/29/2016: A CDA report dated XX/XX/XXXX reflected a value of $X,XXX,XXX with a 0% variance to appraisal value. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204153	ea59f10a-1e6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Verification of Rent	Lender's guidelines require 24 months documented rental history (0 x 30). Rental history was not provided in the file.	10/07/2016: Verification of Rent (completed)10/04/2016: Verification of Rent - 12 months bank statements verifying rental payments09/27/2016: Verification of Rent
10/07/2016: Audit reviewed completed post closing VOR, as well as a bank ledger for 12 months of rent payments and bank statements, and has determined that documentation submitted is deemed acceptable. Loan will be rated a B.  10/06/2016: Audit consulted with the Client, VOR remains unacceptable. Review of VOR indicates Part 1 box 1 is not completed, therefore, unable to determine if private owner or management company. If VOR is from a private owner, cancelled checks or bank statements to verify satisfactory rent history for a 12 month period is required. Conditions remains. 10/04/2016: e-mailed, please advise09/29/2016: Client's review of the VOR indicates it is not acceptable a completed VOR is required. Additional conditions may apply as review of VOR indicates Part 1 box 1 is not completed, therefore, unable to determine if private owner or management company. If VOR is from a private owner, cancelled checks or bank statements to verify satisfactory rent history for a 12 month period is required. Conditions remains.   09/27/2016: Exception is pending review from client.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 24.89%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 13.40 months reserves

300204190	03b95379-0176-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/10/2016: A CDA report reflecting a value $X,XXX,XXX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300204190	4be2d644-ef75-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement is missing from the file.		9/13/2016: A rate lock agreement was provided. Condition cleared.
300204190	a92aeeeb-d580-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verbal Verification of Employment
Missing 3rd party verification of borrower's Self Employed business. Verification of employment is required to be provided within 30 days of the Note date in order for the loan to be classified as a qualified mortgage.
09/27/2016: Received third party verification of self-employment. Condition cleared.
300204190	c4c35363-0176-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/19/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300204190	c62d2430-ef75-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing ARM Loan Program Disclosure	Missing ARM Loan program Disclosure in the file.		9/13/2016: An ARM disclosure within 3 business days of the application was provided. Condition cleared.
300204190	e3e62f44-0176-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		09/14/2016: Received evidence borrower was provided with the option to escrow flood insurance 4/4/2016. Condition cleared.
300205003	06f3c19a-5a0b-4acc-aa03-d788448fc7ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	CD Document does not match actual calculated values for Date Range
Final CD dated does not match calculated values for Date Range.  The columns should read Years 1-7, years 8-8, years 9-9 and years 10-30 with corresponding principal, interest, MI and estimated escrow payments. Any time there is a possibility for a change in the payment or MI there must be a column to reflect the possibility, up to a maximum of 4 columns.

09/06/2016: Hi, The ARM has 5/2/5 caps so the first change date accounts for worst-case scenario. Because there are no additional triggering events, only 2 columns are utilized in the Projected Payments Table on the LE and CD. The regulation allows up to 4 columns, but is not required. Additionally, this loan closed prior to additional clarification from the XXXX leaning towards 4 columns on all ARM loans. Please review to accept the disclosures as-is. Thank you

09/06/2016: Audit consulted with Compliance, and has determined that the "Date Range" table could be disclosed as either a 2 column or 4 column table.  This is because of the ambiguity in the language in the regulation regarding events for this specific loan, and because the max rate could be hit in the first adjustment. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.20 months reserves; No Mortgage Lates HU Guides require 0x30 days lat in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300205003	3c6402ca-e0ea-4353-a49a-482104d9d125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA vs. the actual amount of $XXX.
08/31/2016: HI, HOA dues are correct. There is a quarterly assessment in the file which has been added to the monthly HOA dues. Thank you
08/31/2016: Audit reviewed Lender Rebuttal, and has determined that the "Estimated Taxes, Insurance & Assessments" section is correct. HOA dues is $XXX a month including assessments. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.20 months reserves; No Mortgage Lates HU Guides require 0x30 days lat in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300205003	3dfe91e5-2ad6-4801-a5da-b36ce94e0efb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects Miscellaneous Title Fee and the LE reflects Courier/Messenger Fee. The naming convention is not consistent.	08/31/2016: Hi, Name of fee changed on CD and attached here. Thank you
08/31/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower), and lender sent postal so no tracking available, was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.20 months reserves; No Mortgage Lates HU Guides require 0x30 days lat in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300205003	4593a1bf-3d39-4cde-ad2b-1a953c97a310	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	CD Document does not match actual calculated values for Principal & Interest
The final Closing Disclosure reflects  minimum and maximum Principal and Interest payments of $X,XXX-$X,XXX for years 8-30 in the Projected Payments Table. The actual calculated values are $X,XXX.XX-$X,XXX.XX, $X,XXX.XX-$X,XXX.XX and $X,XXX.XX-$X,XXX.XX for years 8-8, 9-9 and 10-30.

09/06/2016: Hi, The ARM has 5/2/5 caps so the first change date accounts for worst-case scenario. Because there are no additional triggering events, only 2 columns are utilized in the Projected Payments Table on the LE and CD. The regulation allows up to 4 columns, but is not required. Additionally, this loan closed prior to additional clarification from the XXXX leaning towards 4 columns on all ARM loans. Please review to accept the disclosures as-is. Thank you

09/06/2016: Audit consulted with Compliance, and has determined that the minimum and maximum Principal and Interest payments could be disclosed as either a 2 column or 4 column payment table.  This is because of the ambiguity in the language in the regulation regarding events for this specific loan, and because the max rate could be hit in the first adjustment. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.20 months reserves; No Mortgage Lates HU Guides require 0x30 days lat in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300205003	5a4361db-3666-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title
Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															08/24/2016: Hi, please see attached final title policy. thank you	08/24/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.20 months reserves; No Mortgage Lates HU Guides require 0x30 days lat in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300205003	6896ac2f-b0cf-4b49-9223-6f88d9e06947	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact NMLS ID and the Contact License ID of the Settlement Agent is missing.	08/31/2016: Hi, Settlement agents are not licensed in said state. Please waive. Thank you
08/31/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.20 months reserves; No Mortgage Lates HU Guides require 0x30 days lat in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300205003	98c32259-3666-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement	Missing a current lease for the 3rd REO property listed on the loan application. The lease in the file is expired.
08/31/2016: hi, please see attached rent checks for XXXX. thank you 08/24/2016: Please see attached two months bank stmts to show rents collected on REO in the amount of $X,XXX which matches the lease agreement in file. Also please note the lease has written into it that it converts to month-to-month at expiration, which is common practice in said state. thank you

08/31/2016: Audit reviewed cancelled checks from January to July XXXX, and has determined that the tenant is the same as on the lease. Documentation submitted is deemed acceptable. QM requirements have been met, condition cleared. 08/24/2016: Audit reviewed the lender rebuttal, and has determine that Real Estate Leases are required to be verified as current for all properties where rental income is used, in order to be classified as a Qualified Mortgage. If leases are expired or month to month then a rental payment history (receipts/cancelled checks/bank statements, etc.) that the lessor may have to prove it was from the same tenant month over month from XX/XX/XXXX through Note Date for ALL rental properties used reflecting no late payments is required in order to be classified as a Qualified Mortgage.  Per QM, verification of no gaps > 3 months.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.20 months reserves; No Mortgage Lates HU Guides require 0x30 days lat in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300205003	fd59c382-8e65-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/19/2016: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.20 months reserves; No Mortgage Lates HU Guides require 0x30 days lat in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300210933	019ae756-9888-41b8-86b1-65211ccf841f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required on CD for “Can Interest Rate Increase after closing” is not accurate	The information required on CD for "Can interest rate increase after closing is not accurate. Can go as high as 2.300% on CD vs actual calculated 9.950% for a difference of -7.650%.		10/22/2016: Lender corrected to 9.950% on post close CD. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	1209fb7b-fb9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Owner's title insurance in Section H of the Loan Estimate does not reflect the word "Optional".		10/25/2016: Condition deemed non material. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	15d56d2a-7f98-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Second Lien Note	Missing HELOC agreement for subject property per the lender's loan approval.		11/01/2016: Received second lien note. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	3b8babb9-5898-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10.27.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	4d6a5c79-d31d-4666-b7a8-ec621f63f6e4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X.XX a month vs. the calculated value of $X.XX a month. The lender used the incorrect amount of $X.XX for the  taxes & hazard insurance vs. the actual amount of $X.XX
10/22/2016. Lender used the correct escrow amount of $984.76 on post close CD. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	62af10e2-1c56-4e39-8063-c5c9b4d0512c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrowers Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.		11/01/2016: Received evidence of E consent. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	8e1da269-8098-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Documentation	Missing signed/dated HELOC closure statement for HELOC paid off on CD.		11/01/2016: Final title policy provided in original loan file reflects no open second mortgage lien. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	cc8786bf-7e98-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Appraisal to be corrected to reflect PUD per zoning and title report.
12/14/2016:  Received evidence property is not a PUD.  Condition cleared.11/16/2016:  Item #9 in Schedule B of the preliminary title report reflects Covenants, Conditions & Restrictions recorded 6/9/2003.    Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	d30406f7-3ca0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Credit Violation	Added 11/01/2016: Client Overlay Exception, Client to Review – one late payment on rental property mortgage within the past 24 months.		11/01/2016: Client approved exception. Condition cleared.11/01/2016: Pending exception from client
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	e2cae6a4-fb9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception	Final settlement statement in file indicates a cash to borrower of $X.XX vs the post close CD which reflects a cash to borrower of $X.XX, with a discrepancy of $X.XX.
Disagree, the Final Settlement Statement includes fees for a 1st loan (XXXXXXXXXX) and a 2nd loan. The Lender Credit of $X.XX minus Tie In Fee $X.XX, ALTA Loan Policy $X.XX and Recording DOT $X.XX equals to the difference between the settlement statement and the CD which is $X.XX. This difference is coming from the fees for the 2nd loan that are disclosed on the settlement statement for this 1st loan. No Violation
11/01/2016: Audit reviewed Lender's rebuttal and agrees there is no violation. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210933	e7aaa06f-7f98-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing Homeowners Insurance Declaration for investment property listed on Schedule of Real Estate Owned on final application (1003).		11/01/2016: Industry standard used to calculate insurance premium. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 25.83 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.185%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702

300210944	2313882d-6483-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	All asset documents in file are dated - over 1 year old. Asset documentation are required for sufficient reserves.	10/19/2016: Attached is the asset documentation for all 4 Guarantors	10/19/2016: Audit reviewed all Bank Statements, and has determined that the assets submitted are sufficient to qualify for the loan. Condition cleared.
 Years Self Employed The Co Borrower 2 has been self employed for 10 years. ; Years Self Employed The Borrower has been self employed for 8 years. ; Years Self Employed The Co Borrower has been self employed for 15 years.

300210944	34dc7f71-de84-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Verification of Mortgage	Missing verification of mortgage for all REO's listed on all four applicants REO's.		10/21/2016: Lender's guidelines do not require verification of mortgages. Condition rescinded
 Years Self Employed The Co Borrower 2 has been self employed for 10 years. ; Years Self Employed The Borrower has been self employed for 8 years. ; Years Self Employed The Co Borrower has been self employed for 15 years.

300210944	3b6fc398-dd84-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing Evidence of Taxes and Insurance for ALL Rentals listed on all four borrower's final applications.		10/21/2016: Each rental property is in a Partnership. Condition rescinded.
 Years Self Employed The Co Borrower 2 has been self employed for 10 years. ; Years Self Employed The Borrower has been self employed for 8 years. ; Years Self Employed The Co Borrower has been self employed for 15 years.

300210944	4605496e-5283-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Borrower credit report dated greater than 120 days from Note date	Credit report in file is dated over 1 year old. An updated credit report was not provided.	Please see the attached credit reports for all borrowers	09/30/2016: Lender provided updated credit reports. Condition cleared.
 Years Self Employed The Co Borrower 2 has been self employed for 10 years. ; Years Self Employed The Borrower has been self employed for 8 years. ; Years Self Employed The Co Borrower has been self employed for 15 years.

300210944	6551b76a-fb83-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	All income documents in file are dated previous to XXXX.
12/01/2016:  Received remaining income documents.  Condition cleared.11/29/2016:  Received income documentation.  Unable to open uploads V76, V93 & V94.  Please upload unprotected documents.  Missing XXXX K-1 for guarantor, XXXX 1065 & K-1 for business #3 for Borrower, XXXX K-1 & 1065 for XXX business #26 for Borrower, XXXX & XXXX K-1 & 1065 for business #14 for Borrower.  Condition remains.10/24/2016:  Received income documents.  Still missing XXXX personal returns for guarantor and 2014/2015 K-1s and business returns for XX businesses.  Addition conditions may apply.

 Years Self Employed The Co Borrower 2 has been self employed for 10 years. ; Years Self Employed The Borrower has been self employed for 8 years. ; Years Self Employed The Co Borrower has been self employed for 15 years.

300210944	6b4436b1-de84-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for Borrower 1, Borrower, 2, and Borrower 4's, primary residence		10/21/2016: Received evidence of PITIA for all 4 primary residences. Condition cleared.
 Years Self Employed The Co Borrower 2 has been self employed for 10 years. ; Years Self Employed The Borrower has been self employed for 8 years. ; Years Self Employed The Co Borrower has been self employed for 15 years.

300210944	c7fa0f16-6483-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/29/2016: A CDA was provided with a value of $XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 Years Self Employed The Co Borrower 2 has been self employed for 10 years. ; Years Self Employed The Borrower has been self employed for 8 years. ; Years Self Employed The Co Borrower has been self employed for 15 years.

300210944	ce0e29d3-de84-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Missing evidence Rental Property listed last on primary borrower's final application is owned free and clear.		10/21/2016: Property is the name of the LLC. Verification not required. Condition rescinded.
 Years Self Employed The Co Borrower 2 has been self employed for 10 years. ; Years Self Employed The Borrower has been self employed for 8 years. ; Years Self Employed The Co Borrower has been self employed for 15 years.

300210952	1da1c7ee-1a46-48b9-8bfd-bc2a3663c72e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Actual Estimated Taxes, Insurance and Assessment are $X,XXX.XX while the Closing Disclosure were $X,XXX.XX.
The difference between $X,XXX.XX and $X,XXX.XX is exactly $XXX.XX, which is the hazard insurance. In addition to the monthly HOA, this client has hazard insurance where the annual premium is $XXXX. It wasn’t entered on the LE as upfront we never have the insurance policies. Per TRID policy, we issued a corrected CD as this information was relayed to us.

10/10/2016: Finding considered non-material as disclosure of escrows collected monthly were collected on final CD. Condition acknowledged. 10/07/2016:  Received insurance premium.  Charges are as follows: taxes $XXX.XX HOA $XXXX insurance $XXX.XX = $XXXX.XX.  CD reflects $XXXX.XX, a difference of $XX.  Condition remains.10/04/2016:  Audit reviewed PITIA documents in original file.  Charges are as follows:  taxes $871.42 & HOA $1127.00.  The HO-6 insurance provided does not reflect a premium.  Please provide evidence of insurance premium.  Condition remains.

300210952	eeb1e939-cc2a-433a-b89e-5c2fa6e0ed97	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The borrower's Intent to Proceed was missing from the file.	See attached Intent to Proceed screenshot from the origination system for the intent to proceed documentation	09/30/2016: Lender provided system screenshot confirming Borrower wants to proceed with loan. Condition cleared.
300210952	ffcc5a3f-0084-e611-98c2-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09.28.16: A CDA was provided with a value of $X,XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300210959	02d12d34-9a97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Income Documentation	The loan file is missing a copy of the Borrower's K1's for business entity C.		11/17/2016: Lender documented at least 2 years of income in the loan file. Loan passes ATR. Condition cleared.
 DTI is lower than guideline maximum  43%, loan qualified with DTI of 26..95%; FICO is higher than guideline minimum  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum  6  months reserves, loan qualified with  816.40 months reserves

300210959	0d756ef6-9797-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	The credit report in the loan file reflects Fraud Alert. The loan file is missing documentation to support the Fraud Alert was addressed and cleared		11/17/2016: Audit reviewed origination credit report dated 5/3/2016. There are no fraud alerts present for either borrower. Condition rescinded.
 DTI is lower than guideline maximum  43%, loan qualified with DTI of 26..95%; FICO is higher than guideline minimum  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum  6  months reserves, loan qualified with  816.40 months reserves

300210959	1d80779f-9897-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool	10/27/2016: attached	10/27/2016: Audit reviewed Fraud tool provided prior to the Note date. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum  43%, loan qualified with DTI of 26..95%; FICO is higher than guideline minimum  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum  6  months reserves, loan qualified with  816.40 months reserves

300210959	41b44f0f-0597-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.24.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum  43%, loan qualified with DTI of 26..95%; FICO is higher than guideline minimum  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum  6  months reserves, loan qualified with  816.40 months reserves

300210959	6b929a26-0597-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Guidelines require breakdown of taxes and insurance from escrows for all REOs in file. Taxes in file, the homeowner's insurance information. Rcently aquired property and Primary property is missing the homeowner’s declaration page to be able to break down the taxes and insurance from escrows.
11/10/2016: Received evidence of insurance for properties #1 - #4. Audit used industry standard of .0035 for properties #5 & #5. Condition cleared.
 DTI is lower than guideline maximum  43%, loan qualified with DTI of 26..95%; FICO is higher than guideline minimum  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum  6  months reserves, loan qualified with  816.40 months reserves

300210959	8f9c2b8e-2097-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement	Guidelines require verification of leases when rental income is used to qualify. Lease agreements were missing for 3 rental properties listed on the 1003 in the real estate owned sections.	11/19 The appraisal was previously sent for the rental income on property # 3. Please see attached Operating Income statement.
11/29/2016:  Audit removed rental income.  DTI 39.38%.  Condition cleared.11/22/16: Guidelines require verification of leases when rental income is used to qualify. Please provide the lease agreement for property #3. Condition maintained.  11/17/2016:  Received lease for property #5 and appraisal for property # 6.  Missing lease agreement for property #4. Condition remains.

 DTI is lower than guideline maximum  43%, loan qualified with DTI of 26..95%; FICO is higher than guideline minimum  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum  6  months reserves, loan qualified with  816.40 months reserves

300210963	0d56c335-3b84-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	5 months reserves < 6 months required. Audit verified $XX,XXX.XX (checking) but $XX,XXX.XX required. Reserves short $X,XXX.XX		10/05/2016: Received assets documents reflecting 186 months reserves. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Years on Job Borrower has 15 years self employed.; CLTV is lower than guideline maximum Loan qualified with CLTV of 64.66%

300210963	165ce770-a285-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evident of taxes and insurance for ALL rentals listed on all four applicant's applications.		10/18/2016: Each rental property is in a Partnership. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Years on Job Borrower has 15 years self employed.; CLTV is lower than guideline maximum Loan qualified with CLTV of 64.66%

300210963	3c5dc250-a285-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Verification of Mortgage	Missing verification of mortgage for all REO's listed on all four applicant REO Schedules.		10/18/2016: Lender's guidelines do not require verification of mortgages. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Years on Job Borrower has 15 years self employed.; CLTV is lower than guideline maximum Loan qualified with CLTV of 64.66%

300210963	4e58df8e-a285-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for applicant 1, 2, 3, and 4's primary residences.
10/21/2016:  Received evidence of all 4 primary residences PITIA.  Condition cleared.10/18/2016:  Missing verification of PITI for Borrower #1 primary residence.  Missing verification of insurance and 2nd mortgage for guarantor #1 primary residence.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Years on Job Borrower has 15 years self employed.; CLTV is lower than guideline maximum Loan qualified with CLTV of 64.66%

300210963	6b746979-3f84-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided in file.		09/29/2016: A CDA was provided with a value of $X,XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Years on Job Borrower has 15 years self employed.; CLTV is lower than guideline maximum Loan qualified with CLTV of 64.66%

300210963	a4586b22-3d84-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	No evidence of current income in file. XXXX documentation in file.
12/01/2016: All income documentation has been received & deemed acceptable.  Condition cleared.11/29/2016:  Unable to access documents.  Please provide documents unprotected.  10/24/2016:  Received income documents.  Still missing XXXX personal returns for guarantor and XXXX/XXXX K-1s and business returns for 15 businesses.  Addition conditions may apply.10/18/2016:  Reviewed documentation provided. Missing XXXX & XXXX 1040’s & 1120S for Borrower #1.  Missing XXXX & XXXX 1040’s, W-2's  & 1120S for Guarantor #2.  Missing XXXX 1040’s & 1120S for Guarantor #1. Missing XXXX & XXXX 1040’s & 1120S for Borrower #2.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Years on Job Borrower has 15 years self employed.; CLTV is lower than guideline maximum Loan qualified with CLTV of 64.66%

300210975	355843cf-3599-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance	Provide evidence of hazard insurance declaration for the primary residence and REO properties. The insurance declaration pages were not found in file.
11/10/2016:  Audit reviewed original loan file & previous uploads.  Insurance calculated as the greater of Schedule E, insurance certificate or industry standard of .0035.  Condition cleared.11/07/2016:  Received evidence of hazard insurance for primary residence and all rental property.  The insurance for properties #1 - #8 on the 1003 are expired and the insurance for property #5 does not reflect a premium.  Condition remains.

 FICO is higher than guideline minimum Guidelines require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 2133 months reserve; No Mortgage Lates Guidelines require 0 x 30 days, most recent 12 months; Credit report  verifies 99 months 0 x 30

300210975	3cdbd465-e997-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Borrower credit report dated greater than 120 days from Note date	The most recent credit report in file is dated XX/XX/XXXX which was over 120 days from note date of XX/XX/XXXX.		10/26/2016: A credit report dated within 30 days of the note date provided is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum Guidelines require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 2133 months reserve; No Mortgage Lates Guidelines require 0 x 30 days, most recent 12 months; Credit report  verifies 99 months 0 x 30

300210975	676c3591-fb97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		10.25.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum Guidelines require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 2133 months reserve; No Mortgage Lates Guidelines require 0 x 30 days, most recent 12 months; Credit report  verifies 99 months 0 x 30

300210975	feb08e2b-ff97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Income Tax Schedules	Provide missing K-1s for Partnership A, B and C, which were not found in the loan file. Guidelines require a two year history of income for Schedule E/Partnership income.
11/15/2016: Three years K-1 for partnerships A & C are attached. Partnership B posted nominal losses in years XXXX - XXXX which had little impact on overall income. The borrower's entity income is primarily derived from partnerships A & C. K-1 for partnership B were waived as the entity loss has no material impact on qualifying income.
11/15/2016: Audit reviewed Lender Rebuttal, as well as the documentation provided, and has determined that the K1 documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum Guidelines require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 2133 months reserve; No Mortgage Lates Guidelines require 0 x 30 days, most recent 12 months; Credit report  verifies 99 months 0 x 30

300210991	1707e3f8-9594-4e8f-89dc-fd1578358455	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The information in the Calculating Cash To Close section of the final Closing Disclosure dated XX/XX/XXXX indicates the borrower received $X.XX The settlement statement dated XX/XX/XXXX reflects the borrower received $X.XX at closing.
11/02/2016: The difference of $X.XX was received by the borrower as a lender credit post (See the bottom of page 2 of the CD dated XX/XX/XXXX No violation
11/04/2016:  Received evidence borrower received $XX.XX refund.  Condition cleared.11/02/2016: Audit reviewed Lender Rebuttal, as well as the Post Closing CD, and has determined that a copy of the check is required to be provided within the loan file as evidence. Condition remains.

300210991	1ad42951-f4db-4288-bfe8-bdc09640f885	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit.	11/02/2016: See page 2 of the attached initial disclosures listing that the home toolkit was sent as part of the package to the borrower.	11/02/2016: Audit review of Home Loan Tool Kit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300210991	4c7c05b5-282e-4a85-9153-5e37bfdd964b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

11/02/2016: Disagree, See attached screen shot from the origination system showing that the initial CD was sent over night on XX/XX/XXXX also see attached the signing page from our Note showing that signing didn't happen until XX/XX/XXXX The 3 days waiting period is satisfied. No Violation

11/02/2016: Audit reviewed the Lender Rebuttal, and has determined that the date of consummation was 11 days AFTER the Note date. Therefore, the initial CD, when factoring mailbox rule/presumed receipt, met the timing requirement to consummation. Condition cleared.

300210991	b55f44c6-817e-4130-85c9-56fe97e5c42b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Title - Owner's Title Insurance in section H of the CD dated XX/XX/XXXX does not include the term "optional". Per TRID guidance, clerical errors can be cured within 60 days of consummation, loan is past the 60 days, therefore, no cure available at this time.
															11/02/2016: XXXX Agrees with Finding. Please inform us what cure if any is possible.	11/02/2016: Audit reviewed the CD - section H, and has determined that the fee was paid by the seller, therefore it is considered as a clerical non-numerical error and loan will be rated a B.
300210991	b7c6fd42-1bae-45c9-95cf-128b65b33fcd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing borrower's documented Intent to Proceed.		11/04/2016: Received evidence of intent to proceed. Condition cleared.
300210991	e7dc4485-49b4-4ed7-a5dc-ae23690081fc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X.XX. The actual total of payments is $X.XX, an under-disclosure of $X.XX.
11/17/2016: Disagree, See attached screen shot from the origination system showing that the initial CD was sent over night on XX/XX/XXXX also see attached the signing page from our Note showing that signing didn't happen until XX/XX/XXXX The 3 days waiting period is satisfied. No Violation

12/28/2016: Audit reviewed amended funding CD, and has determined that the TOP CD is $X,XXX,XXX.XX vs $X,XXX,XXX.XX Actual TOP with a difference of -$X.XX. Notification letter to the borrower located within the loan file along with copy of mailing envelope. Loan will be rate a B.12/15/2016:  Variance is due to use of index outside the look back period.  Condition remains.11/17/2016: Pending Compliance Review.

300210991	f6430603-189a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		10.27.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211017	1060dbad-ab81-e611-9c05-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		09/28/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.50%; Years Self Employed Borrower has 7 years Self Employed; Years in Primary Residence Borrower lived 12 years in Primary Residence

300211017	2ed07f0b-9281-e611-9c05-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	Credit report not in file.		09/28/2016: Received acceptable credit report. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.50%; Years Self Employed Borrower has 7 years Self Employed; Years in Primary Residence Borrower lived 12 years in Primary Residence

300211017	52f0f72e-9c81-e611-9c05-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		09/28/2/2016: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.50%; Years Self Employed Borrower has 7 years Self Employed; Years in Primary Residence Borrower lived 12 years in Primary Residence

300211017	8e532793-ac81-e611-9c05-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Income Documentation	K1s for partnerships were not provided, also Taxes and Insurance on other rental properties were missing.
The loan team provided the attached K-1's for XXXX tax returns. Please note the borrower's income comes from sales . They are single entity LLC's. The taxes & insurance were included in the XXXX Sch. E tax returns on the other rental properties (See attached Sch. E) Here is additional verification of the taxes & insurance for the other properties: • ) • comp factors include: 58.50% LTV, credit score of 749 and PLL of $2.2MM.

10/05/2016:  Exception approved.  Condition cleared.10/04/2016:  Pending exception from client 09/30/2016: Lender provided taxes and insurance for REO properties. Lender also provided XXXX K-1’s for 4 businesses showing borrower has > 25% ownership. Missing XXXX K-1 for business #5 and XXXX K-1’s for all businesses. Also provided XXXX & XXXX 1065’s business tax returns for all companies. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.50%; Years Self Employed Borrower has 7 years Self Employed; Years in Primary Residence Borrower lived 12 years in Primary Residence

300211017	afb7f51c-d081-e611-9c05-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	A verification of self employment for the borrower within 90 days of the note date was not provided.	10/20/2016: CPA letter attached as well as printout of all entities registered to the borrower(not all our borr) in property state.
10/20/2016:  Lender provided CPA letter. Loan will be rated a B for all agencies. 10/05/2016:  Exception reviewed and declined by Client.10/04/2016:  Pending exception from client10/04/2016:  Pending exception from client

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.50%; Years Self Employed Borrower has 7 years Self Employed; Years in Primary Residence Borrower lived 12 years in Primary Residence

300211017	e46b1e12-b181-e611-9c05-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	09/28/2/2016: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.		09/28/2016: Received asset documentation reflecting 302 months of reserves. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.50%; Years Self Employed Borrower has 7 years Self Employed; Years in Primary Residence Borrower lived 12 years in Primary Residence

300211045	0fb1d96e-c7b6-429b-9ed8-72354988d8b5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	The seller's Closing Disclosure is missing from the loan file.		09/29/2016: Received final, stamped CD which contains all of the Seller's information. Condition cleared.			DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211045	17a5be96-7782-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing documentation to support the mortgage payment, taxes, insurance and HOA amounts for Borrower's REO Property.		11/8/2016: Documentation to support the mortgage payment, taxes, insurance and HOA was provided. Condition cleared.			DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211045	1af55a16-441a-47fa-a85e-628bb2981be4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The file is missing a copy of the borrower’s intent to proceed.		09/29/2016: Received evidence of intent to proceed. Condition cleared.			DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211045	1dad56e2-fca5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
47.28% exceeds 43% maximum DTI.   Audit's calculation of the borrower's income was more conservative, using  XXXX YTD base, XXXX and XXXX W2 income.  Audit also only included XXXX Bonus which appears to be declining per the lender's loan approval.  Evidence of the XXXX and XXXX base wage and bonus income used by the lender was not provided in the loan file.
																11/22/2016: Audit recalculated income and debts. DTI is 40.56%. Condition cleared.			DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211045	298ef139-6882-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	The 1003 indicates the borrower provided an deposit of $XX,XXX, there is no documentation verifying the borrower paid this amount in the loan file.		11/8/2016: Copy of EMD check was provided, however assets verified are sufficient for funds to close and reserves. Condition rescinded.			DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211045	90b5c9d8-ad7e-4f5e-9a28-a2b6139f80bd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																09/29/2016: Received initial CD & evidence received by borrower. Timing requirement met. Condition cleared.			DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211045	9aa3a9a0-bd01-440a-939c-e10ca5e6ce83	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Adjustable Payment (AP)' table not completed, or completed in error
The information for First Change/Amount in the Adjustable Payment (AP) Table on the final Closing Disclosure is incorrect. The field reflects info printed on CD but should reflect correct value.  The field reflects the first change/amount based on the first payment after the first ARM change. However, this figure should be reflective of the first change/amount based on the first change in payment associated with an event that is not an interest rate change.
																09/29/2016: Per Compliance, according to the Note, the loan is fixed for 62 months, so the first change would be the 63rd month. Condition cleared.09/29/2016: Referred to Compliance Department.			DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211045	a584a0cc-7682-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned	The assets in the loan file reflect a large deposit on XX/XXXX in the amount of $XX,XXX.XX. The loan file does not contain documentation to support source of the large deposit.		11/08/2016: LOE and copy of check provided to indicate deposit was a refund of an escrow check. Condition cleared.			DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211045	c5bac66d-7782-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211045	c8275a10-6882-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file.	12/13/2016: Here is the attached Condo Questionnaire.12/12/2016: Finally, attached is the Condo Questionnaire with the completed commercial section.
12/13/2016: Audit reviewed Condo Questionnaire, and has determined that the commercial space within the project is 14.5% which meets FNMA requirement not to exceed 25% of the total square footage of the project. Condition cleared. 12/12/2016: The Condo Questionnaire with the completed commercial section was not attached/provided. Condition remains.11/22/2016:  Received Condo Questionnaire which reflects the project includes commercial space.  However, the percentage of commercial space is not completed.  Condition remains.
DTI is lower than guideline maximum 36.61% < 38.00%; No Mortgage Lates 0x30; Years on Job 8
300211058	2c85d041-0d85-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Verification of Mortgage	Missing Principle and Interest for all mortgages for all REO's listed on all four applicants REO's.		10/21/2016: Lender's guidelines do not require verification of mortgages. Condition rescinded			Years Self Employed All of the guarantors are business owners with success and experience more than 20 years to their specific fields
300211058	3845951e-c781-e611-9c05-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Borrower credit report dated greater than 120 days from Note date	Credit report provided for the borrower is > 120 days from the note date		10/03/2016: Received Borrower's credit report is < 120 days from note date. Condition cleared.			Years Self Employed All of the guarantors are business owners with success and experience more than 20 years to their specific fields
300211058	5567174a-c881-e611-9c05-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/29/2016: A CDA was provided with a value of $XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Years Self Employed All of the guarantors are business owners with success and experience more than 20 years to their specific fields
300211058	a5555f63-0d85-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence of Taxes and Insurance for ALL rentals listed on all four borrower's final applications.		10/21/2016: Each rental property is in a Partnership. Condition rescinded.			Years Self Employed All of the guarantors are business owners with success and experience more than 20 years to their specific fields
300211058	d569aa8e-0d85-e611-98c2-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for Borrower 1, Borrower 2, Borrower 3, and Borrower 4's primary residence.		10/21/2016: Received of all borrowers PITIA for primary residences. Condition cleared.			Years Self Employed All of the guarantors are business owners with success and experience more than 20 years to their specific fields
300211084	0bfa747b-5d9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Provide the HUD Home ownership Counseling Disclosure dated within 3 business days of the application date of XX/XX/XXXX. The GFE was not found in file.	10/28/2016: See attached initial disclosures (Attached to the missing FACTA disclosures) including all the requested disclosures.	10/28/2016: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared
 Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.8 months reserves; Years Self Employed Co-Borrower has 7 years Self Emlployed

300211084	1c510d04-da9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance	Provide hazard insurance declaration for primary residence, which was not found in file.		11/07/2016: Received hazard insurance certificate for primary residence. Condition cleared.
 Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.8 months reserves; Years Self Employed Co-Borrower has 7 years Self Emlployed

300211084	6f9e8de1-5d9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Good Faith Estimate	Provide the initial GFE, plus disclosures (if applicable) dated within 3 business days of the application date of XX/XX/XXX. The GFE was not found in file.	10/28/2016: See attached initial disclosures (Attached to the missing FACTA disclosures) including all the requested disclosures.	10/28/2016: Audit review of initial GFE submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.8 months reserves; Years Self Employed Co-Borrower has 7 years Self Emlployed

300211084	709e8de1-5d9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Truth in Lending (Lender Disclosure)	Provide the initial TIL dated within three business days of the application date of 0XX/XX/XXXX.	10/28/2016: See attached initial disclosures (Attached to the missing FACTA disclosures) including all the requested disclosures.	10/28/2016: Audit review of initial TIL submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.8 months reserves; Years Self Employed Co-Borrower has 7 years Self Emlployed

300211084	719e8de1-5d9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Servicing Disclosure Statement	Provide the Servicing Disclosure Statement dated within three business days of the application date of XX/XX/XXXX.	10/28/2016: See attached initial disclosures (Attached to the missing FACTA disclosures) including all the requested disclosures.	10/28/2016: Audit review of Servicing Disclosure Statement submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.8 months reserves; Years Self Employed Co-Borrower has 7 years Self Emlployed

300211084	736d7228-509a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.27.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.8 months reserves; Years Self Employed Co-Borrower has 7 years Self Emlployed

300211084	739e8de1-5d9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Provide the FACTA disclosure, which was not found in file.	10/28/2016: See attached initial disclosures including all the requested disclosures.	10/28/2016: Audit review of FACTA disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.8 months reserves; Years Self Employed Co-Borrower has 7 years Self Emlployed

300211084	a6573078-da9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	Provide evidence of recent Social Security income for the Borrower and CoBorrower. The tax returns in file does not support the income used by the Lender.
11/15/2016: Provided a few XXXX bank stmts and more current XXXX bank stmts supporting direct deposit of SSI. Borrowers currently receive at the beginning of the month $X.XX and at the end of the month receive another $X.XX for a total SSI of $X.XX.
11/15/2016: Audit reviewed Bank Statements for SSI verification, and has determined that the lender provided evidence of 3 years receiving SSI income and loan passes ATR. Condition cleared.
 Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.8 months reserves; Years Self Employed Co-Borrower has 7 years Self Emlployed

300211127	310eb81d-f09a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not present in the loan file.		10.26.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211127	bce14b5b-2a9b-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	A verification of employment for the borrower within 90 days of the note date was not provided.	We relied on her distributions from a family partnership in which she has a XX.X% interest. Please see K1s used to qualify.	11/16/2016: Audit removed Borrower's income, VOE not required. Condition cleared11/04/2016: Received 3 year's K-1's. Since borrower has < 25% ownership, a VVOE is required. Condition remains.
300211201	25a86c20-bd96-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The loan file contains evidence to support the refinance of additional properties. Documentation such as Mortgage Statements to support new loan amounts and payments were not provided.		11/18/2016: Received evidence of PITIA for primary residence and rental property. Condition cleared.			FICO is higher than guideline minimum 772 > 680; No Mortgage Lates 0X30; Reserves are higher than guideline minimum 185 mos > 6 mos.
300211201	473168f5-bb96-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	Condo Questionnaire is incomplete.		11/18/2016: Received all pages for Condo questionnaire. Property is acceptable. Condition cleared.			FICO is higher than guideline minimum 772 > 680; No Mortgage Lates 0X30; Reserves are higher than guideline minimum 185 mos > 6 mos.
300211201	81d115b9-b796-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.
10.25.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared. 10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.
FICO is higher than guideline minimum 772 > 680; No Mortgage Lates 0X30; Reserves are higher than guideline minimum 185 mos > 6 mos.
300211201	8e3d969d-bc96-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Loan file is missing evidence of Taxes and Insurance and HOA for additional properties.
11/18/2016:  Received evidence of PITIA for primary residence and rental property.  Condition cleared.11/10/2016:  Audit used Schedule E for taxes & insurance for rental property.  Audit used Schedule A for taxes on primary residence and industry standard of .0035 for insurance.  Please provide evidence of HOA dues for primary residence.  Condition remains.
FICO is higher than guideline minimum 772 > 680; No Mortgage Lates 0X30; Reserves are higher than guideline minimum 185 mos > 6 mos.
300211201	fe94b1ac-be96-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	The Title in the loan file reflects a different City vs. Note and updated Appraisal.		11/01/2016: Received final title policy with the correct city name. Condition cleared.			FICO is higher than guideline minimum 772 > 680; No Mortgage Lates 0X30; Reserves are higher than guideline minimum 185 mos > 6 mos.
300211215	3941b429-cf9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		10.26.16 A CDA was provided with a value of $XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Reserves are higher than guideline minimum verified 214 vs needed 6 ; FICO is higher than guideline minimum 745 vs needed 680; LTV is lower than guideline maximum 37%
300211215	b1f016bd-c89a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	A verification of the employment for the co-borrower within 90 days of the note was not provided.	11/15/2016: See attached article posted on XXXX And board of trustee bio posted on the public website.	11/15/2016: Lender documented at least 2 years of income in the loan file. Loan passes ATR. Loan is a non-material grade B. Condition cleared.			Reserves are higher than guideline minimum verified 214 vs needed 6 ; FICO is higher than guideline minimum 745 vs needed 680; LTV is lower than guideline maximum 37%
300211225	0443f37f-b799-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Review appraisal		10.25.16 A CDA was provided with a value of $X,XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211225	c34bdbdc-b999-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in FEMA declared disaster area, Inspection post incident date was not provided		10/31/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211225	d86d40ed-b669-4fbd-b661-f96354ad7ea6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge Under Disclosed	Finance charge is under disclosed by $X,XXX.XX due to lender not disclosing Attorney fee of $X,XXX.XX.
11/15/2016: Disagree, The $X,XXX.XX on line 104 is a buyer rep fee, which is a fee that was paid to the borrower's attorney, this fee is not required by the lender (XXX), therefore this fee is not a finance charge fee. No Violation

11/15/2016: Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $X,XXX.XX was inadvertently included as a finance charge. No Finance Charge violation. Condition cleared.

300211242	74e4b855-9f9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		10/27/2016: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 418.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.49%; Years Self Employed Borrower has 15 years Self Employed

300211242	9d7ee849-189b-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/08/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 418.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.49%; Years Self Employed Borrower has 15 years Self Employed

300211242	c855947e-b79a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of hazard insurance and HOA fees if applicable for the primary residence and property listed on REO tab.
11/16/2016:  Received evidence of HOA dues in project.  Condition cleared.11/10/2016:  Audit used industry standard of .0035 to calculate insurance.  Second home is a condo per property profile.  Please provide evidence of HOA dues.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 418.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.49%; Years Self Employed Borrower has 15 years Self Employed

300211282	7bf03a69-0d98-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	11/01/2016: CDA
11/04/2016: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/01/2016:  Audit reviewed CDA for XXX, however the loan file is based on  XXX and XXX per Appraisals. Provide CDA for XXX. Condition remains. 10/27/2016:  Received CDA for XXX, missing CDA for XXX.  Both units were used in original appraised value.  Condition remains.

 Years in Field The borrower has been in the same line of work for 10 years.; Reserves are higher than guideline minimum The borrowers have over 43 months in reserves, the guidelines require 12 months.; LTV is lower than guideline maximum LTV is 57.21%, guidelines allow up to 80%.

300211282	da9e323b-f699-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	A verification of employment within 90 days of the note date was not provided for the co-borrower.	11/15/2016: CPA letter attached.	11/15/2016: Lender documented at least 2 years of income in the loan file. Loan passes ATR. Loan is a non-material grade B. Condition cleared.
 Years in Field The borrower has been in the same line of work for 10 years.; Reserves are higher than guideline minimum The borrowers have over 43 months in reserves, the guidelines require 12 months.; LTV is lower than guideline maximum LTV is 57.21%, guidelines allow up to 80%.

300211298	07df1a0c-db97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		10.26.16 A CDA was provided with a value of $X,XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 LTV is lower than guideline maximum The Lender guidelines allow up to 80% LTV, the subject loan is 60%; DTI is lower than guideline maximum The Lender/Investor guidelines allow up to 43% DTI, the borrower's DTI is 17.87%.

300211298	205d73f2-d497-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	CO-Borrower credit report dated greater than 120 days from Note date	Credit report in file is dated XX/XXXX, the loan closed XX/XXXX.	10/27/2016: please see attached	10/27/2016: Audit reviewed updated Credit Report dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 LTV is lower than guideline maximum The Lender guidelines allow up to 80% LTV, the subject loan is 60%; DTI is lower than guideline maximum The Lender/Investor guidelines allow up to 43% DTI, the borrower's DTI is 17.87%.

300211298	215d73f2-d497-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Borrower credit report dated greater than 120 days from Note date	Credit report in file is dated XX/XXXX, the loan closed XX/XXXX.	10/27/2016: please see attached	10/27/2016: Audit reviewed updated Credit Report dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 LTV is lower than guideline maximum The Lender guidelines allow up to 80% LTV, the subject loan is 60%; DTI is lower than guideline maximum The Lender/Investor guidelines allow up to 43% DTI, the borrower's DTI is 17.87%.

300211298	7e85853c-d597-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	The borrower's source of income is from stocks and retirement funds. The statements provided were from XXXX and XXXX, the loan closed in XXXX without updated statements provided.
11/16/2016:  Received bank statements.  Condition cleared.11/08/2016:  Bank statements not provided.  Final 1003 reflects 7 bank accounts. Funds required: $XX,XXX down payment, cash to close $XXX,XXX.XX, reserves primary $XX,XXX.XX, reserves subject $XX,XXX.XX.  Funds verified = $X.XX.  Condition remains.11/08/2016:  Received XXXX & XXXX K-1's and letter regarding XXXX distribution.  Bank statements not provided.  Condition remains.

 LTV is lower than guideline maximum The Lender guidelines allow up to 80% LTV, the subject loan is 60%; DTI is lower than guideline maximum The Lender/Investor guidelines allow up to 43% DTI, the borrower's DTI is 17.87%.

300211298	8b3ae51d-bb97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Marketability issues: decl. values, ext. marketing time, etc.
All of the comparable sales used were more than 6 months old.  The marketing time is greater than 6 months.  The appraiser says the market is Stable but also indicates there are very few people; according to a Census Bureau, there are just over 10,900 people in the area.  The comparable sales were from XX/XXXX; 1151 days on the market, XX/XXXX and XX/XXXX.  There is an explanation in the appraisal about the area and use of sales from greater than 6 months.

102/27/2016: The appraiser states that while the market has recently stabilized, it is coming out of a four year period of softening, during which their were very few normal market sales (non-foreclosure or short-sale). "Due to the limited amount of sales data in the subject's immediate area, it may have been necessary to sue comparable sales from more than one mile away and that are older than 6 months...The comparable sales used in this report are, in the opinion of the appraiser, the best available, and all of the adjustments applied to the comparables are necessary in order to reflect the differences between the comparables and the subject property."
10/28/2016: Exception approved. Condition cleared. 10/27/2016: Exception is pending review from client.10/21/2016: Client to review.
 LTV is lower than guideline maximum The Lender guidelines allow up to 80% LTV, the subject loan is 60%; DTI is lower than guideline maximum The Lender/Investor guidelines allow up to 43% DTI, the borrower's DTI is 17.87%.

300211298	9a6112ba-ee97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	Verification of employment for the borrower within 90 days of the note date was not provided.
11/21/2016: Review of documentation indicates employment letter provided within 90 days of note date providing breakdown of borrower's distribution. Condition cleared. 11/16/2016:  Received Internet printout.  Pending exception from client.11/11/2016:  Unable to request exception from Client until bank statements are provided as reserves are required.  Condition remains.11/08/2016:  Received XXXX & XXXX K-1's and letter regarding XXXX distribution.  Borrower owns > 25% in 3 businesses.  Please provide business licenses or CPA letter.  Condition remains.

 LTV is lower than guideline maximum The Lender guidelines allow up to 80% LTV, the subject loan is 60%; DTI is lower than guideline maximum The Lender/Investor guidelines allow up to 43% DTI, the borrower's DTI is 17.87%.

300211298	a2bb4dee-da97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file did not provide a third party fraud tool/search.	10/27/2016: attached	10/27/2016: Audit reviewed Fraud tool provided prior to the Note date. Audit reviewed and all red flags are cleared. Condition cleared.
 LTV is lower than guideline maximum The Lender guidelines allow up to 80% LTV, the subject loan is 60%; DTI is lower than guideline maximum The Lender/Investor guidelines allow up to 43% DTI, the borrower's DTI is 17.87%.

300211298	d986988c-fbab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Documentation	All verified assets accounts are non-liquid. Verification of liquidation for cash to close not provided.		11/21/2016: Client acknowledges exception, DTI is low and LTV is low. Loan will be rated a B for all agencies. 11/16/2016: Pending exception from Client.
 LTV is lower than guideline maximum The Lender guidelines allow up to 80% LTV, the subject loan is 60%; DTI is lower than guideline maximum The Lender/Investor guidelines allow up to 43% DTI, the borrower's DTI is 17.87%.

300211300	106264bb-2979-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Employment Verification	Missing verification of employment for both borrowers or paystubs within 90 days of the note date.
09/28/2016:  Paystub for Co-borrower is 97 days from the note date. Prior employment income stability in the same line of work has been provided. Compensating factors have been noted. Client acknowledges with noted ability to repay.09/22/2016:  Received WVOE for Borrower dated 4 months post closing which is not acceptable.  Did not receive pay stub for Co-borrower.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; Reserves are higher than guideline minimum Loan qualified with 37.1 months reserves; Years in Primary Residence Borrower has resided in subject for 11 years

300211300	3455fbd4-2279-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		09/22/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; Reserves are higher than guideline minimum Loan qualified with 37.1 months reserves; Years in Primary Residence Borrower has resided in subject for 11 years

300211300	4eb4e45e-bf79-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing K-1	missing all K-1's, Schedule E income reflects as positive income, was not used in qualification.
10/06/2016: The K-1 income was not used to qualify.  Was able to determine no losses from the personal 1040's. Client acknowledges the missing K-1's does not materially affect the borrower's ability to repay the subject loan. Loan will be rated a B for all agencies. 09/30/2016:  Exception reviewed and declined by Client.  09/30/2016:  Pending exception from client

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; Reserves are higher than guideline minimum Loan qualified with 37.1 months reserves; Years in Primary Residence Borrower has resided in subject for 11 years

300211300	68aa2e61-2e79-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/23/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; Reserves are higher than guideline minimum Loan qualified with 37.1 months reserves; Years in Primary Residence Borrower has resided in subject for 11 years

300211300	e51815ce-2279-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	Credit report not provided in file.		09/22/2016: Received acceptable credit report. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; Reserves are higher than guideline minimum Loan qualified with 37.1 months reserves; Years in Primary Residence Borrower has resided in subject for 11 years

300211300	e86cff11-2e79-e611-9c05-d8d385e1d166	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/19/2/2016: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; Reserves are higher than guideline minimum Loan qualified with 37.1 months reserves; Years in Primary Residence Borrower has resided in subject for 11 years

300211313	bc1f1ea7-3d9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Lender to provide final HUD-1 for sale of departure residence.	HUD1 from sale or departure primary not applicable, lender underwriting backed-out 12 months of PITI for that property from PLL to account for the carry of the property while it was listed for sale.	11/07/2016: Guidelines allow for exclusion of payment if sufficient reserves. Borrower has 167 months reserves. Condition cleared.
 FICO is higher than guideline minimum FICO score is 728, guidelines allow to 680.; No Mortgage Lates The credit report provided 48 months of mortgage history, 0x30; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrowers have 101 months reserves when including the other property

300211313	da287874-3d9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Income Documentation	Missing XXXX & XXXX Business tax returns for company A listed on Schedule E of XXXX 1040's. Also missing XXXX Business tax returns for business #5 listed on Schedule E of XXXX 1040's.	There was no income from this entity and in XXXX there was $X.XX of income. Income, if any, is minimal and did not require business tax returns to be collected
11/11/2016:  Loss is included in income calculations.  Loan passes ATR and will be rated a B.11/11/2016:  Pending exception from client 11/07/2016:  Business A is a public company and borrower could not own 25%.  Income is negligible and not counted in qualifying. Tax returns not required. Business #5 reflects a loss in XXXX and a profit in XXXX.  Co-borrower is 100% owner.  XXXX business tax return required.  Condition remains.

 FICO is higher than guideline minimum FICO score is 728, guidelines allow to 680.; No Mortgage Lates The credit report provided 48 months of mortgage history, 0x30; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrowers have 101 months reserves when including the other property

300211313	e3ef437a-3e9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		12/01/2016: CDA provided reflecting a value of $XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum FICO score is 728, guidelines allow to 680.; No Mortgage Lates The credit report provided 48 months of mortgage history, 0x30; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrowers have 101 months reserves when including the other property

300211313	f3831989-519d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing XXXX & XXXX K-1's for self employed business #5 listed on Schedule E of XXXX 1040's.
11/07/2016:  Co-borrower is 100% owner.  Received XXXX & XXXX  K-1.  Condition cleared.  11/07/2016:  Cleared in error 11/07/2016:  K-1 provided verifies borrower has 0% ownership in business.  Condition cleared.

 FICO is higher than guideline minimum FICO score is 728, guidelines allow to 680.; No Mortgage Lates The credit report provided 48 months of mortgage history, 0x30; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrowers have 101 months reserves when including the other property

300211338	29312bd8-49f2-42ee-8f3a-f5f0a5e50b10	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure is missing from file.	10/26/2016: See attached initial Disclosures	10/26/2016: Audit review of ARM Loan Program Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	3b0a4bf3-b297-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of property taxes and hazard insurance on reo property # 1 listed on the application.		11/04/2016: Received evidence of property taxes. Insurance premium utilized by Lender is higher than industry standard. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	57b33f7a-1a97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		10/26/2016: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	659e16d8-1997-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in file.		10/26/2016: All fees are in Section B of the LE. Borrower is not allowed to shop. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	8ff8a073-1997-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the mortgage.	The UCC and Security Instrument is missing the Loan Originator name and/or NMLS reference number.		10/26/2016: NMLS numbers are on the security instrument provided in the original loan file. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	92e440b5-b297-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Missing evidence REO property #1 on the application is owner free and clear.	Please see the attached property profile for the REO property #1. Property is owned free and clear,.	11/04/2016: Received evidence property is free & clear. Condition cleared.11/01/2016: Received 1008. Property profile not attached. Condition remains.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	9a2762fa-0706-4d45-9912-77c213f77920	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is missing from file.	10/26/2016: See attached initial Disclosures	10/26/2016: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	a4e1af2c-2fdd-4742-8467-d705e5ae15d7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimate is missing from file.	10/26/2016: See attached initial disclosures to the "Missing FACTA disclosures finding"	10/26/2016: Received evidence Borrower was provided with initial LE within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	a69b6334-2f4d-43b1-ae0e-db959300a8f2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Appraisal Disclosure is missing from file.	10/26/2016: See attached initial disclosures to the "Missing FACTA disclosures" finding. The appraisal disclosure is on the 3rd page of the LE	10/26/2016: Audit reviewed Loan Estimated dated XX/XX/XX and has determined that the Appraisal disclosure information is located on said document. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	c1a81e4b-8c22-431f-835b-58152ce06653	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The Home Loan Toolkit is missing form file.	10/26/2016: Home Loan Toolkit was sent as part of the initial disclosures. See page one of the attached initial disclosures listing that the home loan toolkit was part of the package.	10/26/2016: Audit review of evidence for Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	db13efaa-222a-4c28-9c21-cb01f9d34362	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.
11/28/2016:  Initial CD dated XX/XX/XXXX was provided.  Evidence of E-Delivery and E-Signature previously provided.  Loan will be rated a B for all agencies.  Condition Cleared.10/26/2016:  Received evidence a CD was delivered to the borrower on XX/XX/XXXX.  However, no CD with that date is provided in the loan file.  Please provide CD.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	e85d953d-17ea-428a-9fc1-090691d01c18	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The Notice to Home Loan Applicant & Consumer Score Disclosure is missing from file.	10/26/2016: See attached initial Disclosures	10/26/2016: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211338	f3fd7c05-1a97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Missing the intent to proceed form from file.		10/26/2016: Received evidence of intent to proceed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 255.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748

300211349	416ff692-21ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The WLSP in file reflects a naming convention of Flood Determination vs. All Disclosures reflecting a naming convention of Flood Certification Fee.		10/14/2016: This is deemed non-material. Loan will be graded a Fitch B. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 23.64%; FICO is higher than guideline minimum UW guides require a FICO of 700, loan qualifies with FICO of 759.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300211349	aa433b6f-eba8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel Form signed by the Borrower's spouse was not provided in file.	11/28/2016: corrective action to amen the mistake on the ROR sent to borrowers by UPS accompanied by LOE which expires by midnight of XX/XX/XXXX.
12/01/2016: Audit review of Notification of error, reopened rescission, evidence of shipment and RTC for spouse was submitted and are deemed acceptable, expiration date of XX/XX/XXXX has expired.  Loan will be rated a Fitch B.  Condition cleared.11/28/2016: Notification of error, reopened rescission, evidence of shipment and RTC for spouse was provided . Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on XX/XX/XXX. Loan will be cleared when the rescission period has expired. Condition remains.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 23.64%; FICO is higher than guideline minimum UW guides require a FICO of 700, loan qualifies with FICO of 759.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300211349	d56786fe-18a8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/17/2016: CDA	11/17/2016: A CDA report reflecting a value $XXX,XXX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 23.64%; FICO is higher than guideline minimum UW guides require a FICO of 700, loan qualifies with FICO of 759.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300211349	eaa51abc-18a8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to provide proof of OFAC Search	Third party fraud tool not provided which is required to verify OFAC,	11/17/2016: 3rd Party Fraud Report	11/17/2016: Audit reviewed Fraud Report, and has determined that OFAC matches are cleared. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 23.64%; FICO is higher than guideline minimum UW guides require a FICO of 700, loan qualifies with FICO of 759.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300211349	ec9f430e-19a8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															11/17/2016: OFAC Search commence from page 17	11/17/2016: Audit reviewed Fraud tool provided prior to the Note date. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 23.64%; FICO is higher than guideline minimum UW guides require a FICO of 700, loan qualifies with FICO of 759.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300222382	2183e0f7-7c9f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/03/2016: CDA	11/03/2016: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300222382	a84a9cde-939f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically.  Provide E Consent disclosure for the borrower.  The E Tracking in the loan file reflects the E Consent was received as of XX/XX/XXXX which was after the initial LE.
10/31/2016: This is a non-material issue. Condition clear. The loan will be rated a B for all agencies.
300222382	cc8a8755-40da-4aa4-9e0f-ad927cc058a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID, Contact, Email and Phone of the Settlement Agent is missing.	11/03/2016: LOE, Amended CD sent to borrower by US mail.
11/03/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300222382	e1b931b8-2685-44bc-ba77-890fd2402d97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.	11/03/2016: WLSP dated XX/XX/XXXX	11/03/2016: Audit reviewed the WLSP dated XX/XX/XXXX, and has determined that the documentation is deemed acceptable. Condition cleared.
300225082	2029a78c-95d1-49ab-9236-b5ed55cb6af4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet.		11/03/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.78%

300225082	4d18d2b8-739f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	Final application provided in file is not executed by all parties.		11/22/16: Lender provided the complete final application. Condition cleared. 11/18/2016: Received pages 1, 3 & 4 of final application. Missing page 2. Condition remains.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.78%

300225082	516770bc-4c9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/02/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.78%

300225082	796c81dc-6dcd-44f6-8f45-d5f2d5e001b6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Atty Fee (Borrower Representation) was disclosed in Section C of the final Closing Disclosure. Atty Fee (Borrower Representation) belong in section B.		11/03/2016: Audit reviewed Lender's rebuttal and agrees. The buyers attorney is reflected correctly in Section H. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.78%

300225082	95ee825d-7e9f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final settlement statement in file indicates a cash to close of $XXXXXX vs the final CD which reflects a cash to close of $XXXXXX , with a discrepancy of $XXXX.
11/09/2016: Disagree, no refund was needed nor processed to the borrower. The Post Close CD has the updated fees as disclosed on the final Settlement Statement, all fees were within the 0% tolerance threshold. No Violation

11/09/2016: Audit reviewed the Lender Rebuttal, and has determined that the final Settlement Statement matches the Post Closing final CD. Condition cleared.  11/03/2016:  Received letter of explanation and post closing CD correcting cash to close.  Missing evidence of refund to borrower.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.78%

300225082	b84f4137-c176-43d3-afbf-c69ff7df5ba3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing intent to proceed.		11/03/2016: Received evidence of intent to proceed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.78%

300225082	bc5052eb-739f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Second Lien Note	Missing 2nd lien Note.	11/09/2016: please see attached	11/09/2016: Audit review of 2nd lien Note documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.78%

300225082	cdb12cf8-5421-4744-b5c4-c9c4fae55fb4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX a month vs. the calculated value of $XXXX a month. Taxes are $XXX, Hazard insurance is $XXX and HOA dues are $XXXXa month for a total of $XXXX.
10/31/2016: Condition is non material. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.78%

300225083	290b7ef0-0da1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE is missing from the loan file.		11/15/2016: Received initial WLSP. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225083	38423177-36a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final settlement statement in file indicates a cash to close of XXXXX0 vs the post close CD which reflects a cash to close of $XXXXX, with a discrepancy of $XXX.		11/15/2016: Received post consummation CD, letter of explanation & evidence of refund. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225083	428a90d0-ffa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing Intent to Proceed.		11/15/2016: Received evidence of intent to proceed. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225083	7afa0b46-0ea1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for CD dated XX/XX/XXXX as the reconveyance fee has changed from $XXX to $XXX. The file is missing evidence of a valid change of circumstance.		11/15/2016: Reviewed Lender's rebuttal and agree. Section H fee does not require a COC. Condition rescinded.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225083	8c9c0b80-fd51-4e00-80ae-65ea1b97e0d8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Missing Mortgage		11/15/2016: Received executed mortgage & riders. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225083	b5955400-00a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit		11/15/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225083	c381b86b-0da1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Application (1003)	Missing application		11/15/2016: Received executed application. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225083	f04990a7-5dfc-4483-8548-94855ba653c0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	Missing Note		11/15/2016: Received note. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225083	f6b13e7d-00a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/03/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225083	fd04dffd-ed6a-43f5-8843-7de17af9b9d4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final CD indicates the Estimated Taxes, Insurance and Assessments as $XXX a month vs. the calculated value of $XXX a month.
Disagree see attached screenshot from our Origination system for the annual Hazard Insurance and Taxes amounts of $XXXX and XXXX respectively. Total annual insurance and taxes is $1XXXXX which equals to $XXX a month. No Violation

11/23/2016: Subject loan was not escrowed. Lender disclosed estimated monthly taxes and insurance on final CD is considered an EV2 finding. Citation acknowledged.11/18/2016:  Buyer's final settlement statement (page 440) reflects taxes of $XXXX and insurance of $XXXXXX = $XXX.  CD also reflects insurance of $XXXX.  Condition remains.

 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%

300225084	02bb25e4-064a-4d86-bdcb-0909a2ed186e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing ARM Loan Program Disclosure	ARM loan program disclosure provided in file is not dated. Provide ARM loan program disclosure provided within 3 days of application.		11/08/2016: Received evidence Borrower was provided ARM Disclosure within 3 days of application date is in the original loan file. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 71.60 months reserves; Years on Job Borrower has 12 years on job.; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 795

300225084	18d30d4e-669f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/01/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 71.60 months reserves; Years on Job Borrower has 12 years on job.; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 795

300225084	3f4caeaf-679f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing HELOC agreement	A copy of the HELOC agreement which closed simultaneously with the subject loan was not provided.		11/08/2016: Received second lien note. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 71.60 months reserves; Years on Job Borrower has 12 years on job.; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 795

300225084	bc34a053-59bd-460e-a534-c94ebfc0ebd8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		11/08/2016: Evidence of E-consent is in original loan file. Borrower did not electronically sign any documents. Condition rescinded.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 71.60 months reserves; Years on Job Borrower has 12 years on job.; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 795

300225084	e19d911f-859f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Documentation	Provide evidence of no HELOC draws in last 12 months for Rate and Term.	Please see the attached final HUD. The subject loan was used to pay off the existing 1st lien mortgage and a HELOC closed concurrently to pay off the remainder
11/23/16: Concurrent HELOC origination with subject lien. Payoff of prior HELOC does not have bearing on the subject loan purpose. Condition rescinded.  11/17/2016:  Received Closing Disclosure for second lien.  Evidence of no draws in the past 12 months on the existing HELOC is required for the subject loan to be classified as a rate/term refinance.  Condition remains.

 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 71.60 months reserves; Years on Job Borrower has 12 years on job.; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 795

300225086	3bc6bd80-8fa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Income Documentation	Missing Co-Borrower's XXXX and XXXX business tax returns for self-employed business showing in section D of the Schedule E on the 1040’s.		11/20/2016: Lender documented at least 2 years of income in the loan file. Loan passes ATR. Condition cleared.11/18/2016: Pending exception from Client.			FICO is higher than guideline minimum 789 > 680; No Mortgage Lates 0 X 30; Reserves are higher than guideline minimum 182 mos > 6 mos
300225086	92b1c01c-91a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/04/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/03/2016: Received Collateral DNA. A CDA report not provided. Condition remains.			FICO is higher than guideline minimum 789 > 680; No Mortgage Lates 0 X 30; Reserves are higher than guideline minimum 182 mos > 6 mos
300225086	f5a9bbb8-8ea0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement	The loan file does not have lease agreements for REO properties.		11/18/2016: Rental income from Comparable Rent Schedule. Condition cleared.			FICO is higher than guideline minimum 789 > 680; No Mortgage Lates 0 X 30; Reserves are higher than guideline minimum 182 mos > 6 mos
300225091	34736ed0-07a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Borrower credit report dated greater than 120 days from Note date	Provide current credit report for Borrower. Credit report provided in file is from XXXX and loan closed in XXXX.		11/15/2016: Received acceptable origination credit report for Borrower. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  39 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  70%; Years on Job Borrower has 16 years on job

300225091	fd5a376e-2ca1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/04/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  39 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  70%; Years on Job Borrower has 16 years on job

300225097	5b510972-949f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report not provided in file.		11/03/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 876.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.37%

300225097	740eae18-e29f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Second Lien Note	Missing copy of subordinating HELOC note.		11/17/2016: Received executed second lien note. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 876.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.37%

300225097	838bedb9-1997-4f71-8937-3b65ffce36c3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing borrower's documented Intent to Proceed		11/17/2016: Received evidence of intent to proceed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 876.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.37%

300225097	dffbc63a-eb19-418f-9126-312531a4a794	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX a month vs. the calculated value of $XXXX a month. The lender used the incorrect amount of $XXXX for the taxes/hazard insurance vs. the actual amount of $XXXX.
Audit consulted with compliance and has determined this to be non-material. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 876.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.37%

300225105	b4051752-f0a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Income Documentation	XXXX and XXXX business tax returns for business #16 and business #4 was not provided. 2014 business tax returns for business #26 was not provided.
11/21/2016: Client acknowledges condition, income/losses were included in qualification and absence of tax returns does not affect the borrower's ability to repay. Loan will be rated a B for all agencies. 11/18/2016:  Received XXXX & XXXX business tax returns for business #16.  Borrower owns XX.X% of business #4 and XX% of business #26.  Tax returns not provided.  Pending exception from Client.
FICO is higher than guideline minimum 746 > 680; Years in Field 18 years in line of work; Years on Job 10 years on job
300225105	b481c31c-f0a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing K-1	XXXX K-1 statements were not provided for business #16 and business #26 from XXXX Schedule E, Part II, Statement 22.
11/21/2016: Client acknowledges condition, income/losses were included in qualification and absence of K-1 does not affect the borrower's ability to repay. Loan will be rated a B for all agencies. 11/18/2016:  Received XXXX K1 for business #16.  K-1 for business #26 not provided.  Pending exception from Client.
FICO is higher than guideline minimum 746 > 680; Years in Field 18 years in line of work; Years on Job 10 years on job
300225105	ca6c51c4-48a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/04/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 746 > 680; Years in Field 18 years in line of work; Years on Job 10 years on job
300225105	fe151d56-48a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Documentation	Missing mortgage statement for taxes and insurance.		11/18/2016: Received mortgage statement. Condition cleared.			FICO is higher than guideline minimum 746 > 680; Years in Field 18 years in line of work; Years on Job 10 years on job
300225111	337d935c-b2ab-41bc-b3f4-0786f2314ccc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM disclosure provided in file is not dated. Provide ARM disclosure dated within 3 days of application date.		11/11/2016: Received evidence Borrower was provided ARM Disclosure within 3 days of application date is in the original loan file. Condition cleared.
300225111	52d6b92b-7da0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/04/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/03/2016: Received Collateral DNA. A CDA report not provided. Condition remains.
300225111	cf85a04d-2f70-429e-929a-4d73a68b9f39	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as 1-6  - $XXX.XX (interest only), the calculated payment amount list as years 1-6 with a maximum payment of $X,XXX.XX as well. The CD projected payment table do not list a maximum for years 1-6.

Disagree, the loan program is 5.17/1 mo. ARM, which means the rate is fixed and Interest only for the first 62 months which is years 1 - 6. In the first 62 months only the initial interest rate of 3.1% applies. Therefore, the minimum and maximum do not apply for the first part of the Projected payment Table. however, starting from year 7 the rate adjusts on a monthly basis and can go from the minimum rate to the maximum rate.
11/11/2016: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
300225111	dde60338-40fc-4185-8b77-62c3472b680c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing Intent to proceed.	Disagree, Per TRID the intent to proceed is only required to be obtained from one of the borrowers. The main borrower's intent to proceed is sufficient. No Violation	11/15/2016: One borrower is acceptable to give intent to proceed. Condition cleared.11/11/2016: Received intent to proceed from Borrower but not Co-borrower. Condition remains.
300225112	3726975d-17a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The final CD reflects a Title-Escrow Disbursement Fee of $XXX not reflected on initial LE with no resulting CoC for any subsequent disclosures resulting in a $XXX refund due for cure.		Lender provided Borrower with a re-disclosed CD and evidence of receipt of $XXX. The post close cure was sufficient.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 311.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.18%

300225112	3e7d5fde-14a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance	Missing hazard insurance information for the 3rd property listed on the Schedule of Real Estate Owned section of Borrower's final loan application.		11/16/2016: Audit calculated insurance utilizing industry standard of 0..35. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 311.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.18%

300225112	6abcd175-31a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Reconciliation statement in file indicates a cash to borrower of $XXX,XXX.XX XX vs the post close CD a cash to borrower of $XXX,XXX.XX with a discrepancy of $XXX.		11/16/2016: Received post consummation CD, explanation letter and evidence $XXX.XX was deposited to borrower's bank account. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 311.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.18%

300225112	77cae5fa-578d-42d7-8634-58840b331f26	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

Disagree, the eConsent date is the date the borrower acknowledged and eConsented the initial CD, we get notified through XXXXX when the borrower eConsents the initial CD which is reflected on our Origination system

11/18/2016:  Received evidence timing requirement met.  Condition cleared.11/16/2016:  Received evidence of E-consent.  This is evidence of consent to send CD electronically.  There is no evidence the borrower acknowledged the CD.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 311.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.18%

300225112	e6a6b344-18a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/03/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 311.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.18%

300225112	f16370ce-2da1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM disclosure provided in file is not dated. Provide ARM disclosure dated within 3 days of application.		11/16/2016: Received evidence Borrower was provided ARM Disclosure within 3 days of application date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 311.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.18%

300225115	1fdac11b-6aa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Documentation	Missing evidence of disposition or sale of departure residence.		11/14/2016: Received evidence of disposition of prior property. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	24c37355-0d2e-4860-b421-9e79d8fa6efb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Missing the Mortgage/Deed		11/14/2016: Received deed of trust and riders. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	3d47eac6-5aa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Purchase Contract	A Purchase contract was not included in the file.		11/14/2016: Received purchase contract. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	40fbe741-188e-4d06-82d0-130deed035bc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.
11/14/2016: Audit reviewed final CD. The buyer's attorney fee is not a finance charge. Condition rescinded.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	44004950-2b60-4861-ab5a-42230a4cf0c8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		11/14/2016: Received evidence of E consent. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	4a42c8ad-5aa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	A Condo Questionnaire was not included in the file.		11/16/2016: Received condo questionnaire. Condition cleared.11/14/2016: Received Deed. Condo questionnaire not provided. Condition remains.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	548e5c24-51d6-440e-9a3d-68df903661e6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of 63.440% vs actual TIP of 61.332% with a difference of 2.108% over-disclosed.	12/05/2016: Please see attached Post Close CD reflecting the correct TIP of 61.332%
12/05/2016: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.11/21/2016:  Per Compliance, The satisfaction_V24 pdf reflects the input life floor as 2.3% vs 2.5% (floor cannot be less than the margin).  On the index pdf, it shows the margin as 2.5% and index of .5074%, together they total 3.0074%, rounding to the nearest .125% would be 3% as a fully indexed rate not 3.125% (would cause over-disclosure).  Also, according to 1026.17(c)(1)-10i the lender must use an index 15 days (referenced lookback period) prior to consummation.  There are no index values for the 1 month Libor in the 15 day lookback period that go as low as .5074%...the lowest it goes is .524%.  .5074% was the 1mo LIBOR one month prior, which is outside of the 15day lookback.  Condition remains.11/21/2016:  Referred to Compliance.11/17/2016:  Received Lender's index.  Variance is due to use of index outside the look back period.  Condition remains.11/15/2016:  Please provide Lender's index.  Condition remains.11/14/2016:  Per Compliance, if TOP is off due to over-disclosure, loan can be rated a B.  TIP with a difference of 2.108% is a valid condition.  Condition remains.11/14/2016:  Referred to compliance.

 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	6f965baa-0ea1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	A copy of the Note was not provided.		11/14/2016: Received note. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	7ebdd9bd-59a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/03/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	94a14542-dbfb-49a3-a66d-bc20fda2ccbb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower.		11/14/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	9b4dc981-4b5f-4748-9f0a-18f2287a809c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of 2.998%. The most recent  Loan Estimate dated XX/XX/XXXX reflects an APR of 2.811%, which is a difference of 0.187% and exceeds allowable tolerance of 0.125%
11/14/2016: Received change in circumstance and revised CD. Timing requirement met. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	9b708b09-62a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	Missing loan approval worksheet (LAW) and/or Underwriting Transmittal Summary form 1008.		11/16/2016: Received loan approval worksheet. Condition cleared.11/14/2016: Received 1008. Lender's loan approval worksheet not provided. Condition remains.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	a9fd8ce9-5aa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	A title commitment/title policy was not included in the file.		11/14/2016: Received final title policy. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	b154296f-5aa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	A final loan application was not included in the file.		11/16/2016: Received final application. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	c9d98f6c-5de8-4d6f-864a-4b01db416f17	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Owner's title insurance in Section H of the Loan Estimate does not reflect the word "Optional"		11/2/2016: Condition deemed not material. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	cb7c6aea-0126-4755-bab3-b37e52b8761d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XX,XXX.XX.		11/2/2016: Condition is deemed non-material. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	d78fd39b-2526-4461-8528-43d22bdc9929	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 2.998%. The prior Loan Estimate reflects an APR of 2.811%, which is a difference of 0.187% and exceeds allowable tolerance of 0.125%
11/14/2016: Received change in circumstance and revised CD with APR of 3.066%, a difference of .068%. Condition cleared
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	edfad889-2aca-4ad9-ac98-0db453d1ff6d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The  Atty Fee (Borrower Representation) fee charged by the settlement service provider in section C of the final Closing Disclosure is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates : For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item. Also this fee should be reflected on Section H vs Section C.

11/21/16:  Lender provides standard letters to the borrowers when providing the Post Close CD. 11/14/16:Disagree, If an attorney fee is not required by the transaction then the Borrowers elected attorney should be disclosed within Section H of the CD. If an attorney fee is required by the transaction, then it is disclosed within Section C of the LE and CD. In this case the Attorney is required by the transaction and therefore it's disclosed on the Revised CD dated XX/XXXX. Attorney fee is disclosed under the correct section on the CD no violation.

12/02/2016:  Audit reviewed LOE, and has determined that the generalized LOE, sent within 60 days of consummation, would be sufficient.  However, if the cure was >60 days of consummation and the lender utilized a 103(b) cure within 60 days of discovery, they would need a more specific LOE. Loan will be rated a B. 11/28/2016:  Pending exception review by client.11/22/16:    Forwarded to compliance for review. 11/20/2016:  Received post consummation CD correcting Section H fees.  However, the letter to the borrower does not explain the changes.  Condition remains.11/16/2016:  Per Compliance, buyer's attorney fee should be in Section H.  Condition remains.11/14/2016:  Cleared in error.  The word title is not required, however, the buyer's Attorney fee should be in Section H.11/14/2016:  Audit reviewed Lender's rebuttal and agrees.  The buyer's Attorney fee does not require the word Title.  Condition rescinded.

 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	f139546c-23d3-482a-a14b-b33e8dba8f85	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The Borrower's documented intent to proceed was not included in the file.		11/14/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225115	fb6ee36a-5ba0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	A third party fraud tool was not included in the file.
Property in question is a condo complex with XXX XXX on the ground floor. Please note that on the top of the credit report, where it shows borrower's known addresses, that he lives in a unit on the XX floor at that address. As the fraud notifications were clearly in error, there was no need to address in any formal way.
11/16/2016: Fraud alert addressed. Condition cleared.11/14/2016: Received fraud report. High risk fraud alert not addressed. Condition remains
 DTI is lower than guideline maximum UW guides maximum DT of 43%, loan qualified with  DTI of 24%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with294.50 months reserves; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 746

300225121	194e4927-7c9f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Missing written documentation to validate monthly real property tax amount; HO6 insurance (walls in / wall to wall) and condominium dues, as applicable.		11/16/2016: Received evidence of PITIA. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualfied with FICO of 789; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 35.92%; No Mortgage Lates UW Guides require 0x30 days late in the most refent 24 months ; VOR verifies 34 months payment history with no late payments reported

300225121	8fcd8c6c-7c9f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/03/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualfied with FICO of 789; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 35.92%; No Mortgage Lates UW Guides require 0x30 days late in the most refent 24 months ; VOR verifies 34 months payment history with no late payments reported

300225139	371679b3-faa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	Signed personal tax returns were not provided. The signature pages of the business tax returns found in the loan file are illegible, please provide legible signature pages.		11/18/2016: Received 3 years signed personal and business tax returns. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759; Years in Field Borrower has 25 years in Field

300225139	976d6519-a0a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/03/2016: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/03/2016: Received Collateral DNA. A CDA report not provided. Condition remains.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759; Years in Field Borrower has 25 years in Field

300225152	1cd0e56e-8fa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	Missing page 3 of the Note.		11/18/2016: Received all pages of Note. Condition cleared.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrowers have 84 months at fully indexed payment; LTV is lower than guideline maximum Guidelines allow 80% LTV, subject LTV is 35.71%; DTI is lower than guideline maximum DTI using fully indexed payment is 15%, guidelines allow up to 43%

300225152	21736969-a1a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	Verification of employment for the borrower within 90 days of the note date was not provided.		11/20/2016: Lender documented at least 2 years of income in the loan file. Loan passes ATR. Condition cleared.11/18/2016: Pending exception from client
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrowers have 84 months at fully indexed payment; LTV is lower than guideline maximum Guidelines allow 80% LTV, subject LTV is 35.71%; DTI is lower than guideline maximum DTI using fully indexed payment is 15%, guidelines allow up to 43%

300225152	36633d0a-9da0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Appraisal incomplete (missing map, layout, pages, etc.)	Completion form 442 reflects photos of unfinished repairs to half bath. Provide evidence of escrow hold back used to pay for repairs post closing and photos to show half bath repairs have been made.
11/22/2016: Upon review by the appraisal dept, the 442 completion cert provided is deemed acceptable. Condition cleared. 11/18/2016:  No 442 has been provided. Received as is appraisal.  Origination appraisal, is subject to installation of appliances, lighting, sinks, tubs, medicine cabinets, final coat of paint and cleaning of excess material & debris. Without a 442 the loan is rated a C.

 Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrowers have 84 months at fully indexed payment; LTV is lower than guideline maximum Guidelines allow 80% LTV, subject LTV is 35.71%; DTI is lower than guideline maximum DTI using fully indexed payment is 15%, guidelines allow up to 43%

300225152	4106b9f9-9ba0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence property owned < 6 months has been sold.		11/18/2016: Received evidence previous residence was sold prior to the purchase of subject property. Condition cleared.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrowers have 84 months at fully indexed payment; LTV is lower than guideline maximum Guidelines allow 80% LTV, subject LTV is 35.71%; DTI is lower than guideline maximum DTI using fully indexed payment is 15%, guidelines allow up to 43%

300225152	4861657c-9aa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	Missing copy of contracts for the borrower that will show at least a 3 year term remaining in order to consider self-employment income earned < 2 years as qualifying income.		11/20/2016: Condition invalid. Condition rescinded.11/18/2016: Pending exception from client
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrowers have 84 months at fully indexed payment; LTV is lower than guideline maximum Guidelines allow 80% LTV, subject LTV is 35.71%; DTI is lower than guideline maximum DTI using fully indexed payment is 15%, guidelines allow up to 43%

300225152	4ab54b7b-9ca0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Documentation	Departure residence rented for 6 months, missing satisfactory rental history. Previous residence owned, missing satisfactory mortgage rating to cover 12-24 months previous housing history.		11/18/2016: Received evidence previous residence was free & clear. Lender's guidelines do not require VOR. Condition cleared.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrowers have 84 months at fully indexed payment; LTV is lower than guideline maximum Guidelines allow 80% LTV, subject LTV is 35.71%; DTI is lower than guideline maximum DTI using fully indexed payment is 15%, guidelines allow up to 43%

300225152	4fadefb1-a3a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		11/18/2016: Received evidence borrowers were provided the option to escrow flood insurance. Condition cleared.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrowers have 84 months at fully indexed payment; LTV is lower than guideline maximum Guidelines allow 80% LTV, subject LTV is 35.71%; DTI is lower than guideline maximum DTI using fully indexed payment is 15%, guidelines allow up to 43%

300225152	5a606a0c-97a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		11/02/2016: CDA provided reflecting a 0% variance. Condition cleared.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrowers have 84 months at fully indexed payment; LTV is lower than guideline maximum Guidelines allow 80% LTV, subject LTV is 35.71%; DTI is lower than guideline maximum DTI using fully indexed payment is 15%, guidelines allow up to 43%

300230918	1ee90d44-e5c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The loan file is missing the Cost Estimator from the insuring company. Hazard Insurance coverage is $XXX,XXX with no evidence of replacement cost coverage; the cost of new per the appraisal is $XXX,XXX with a shortfall of $XX,XXX.  Please provide a Cost Estimator from the insurance company or replacement value.  Additional conditions may apply.
12/27/2016: attached please find letter from HOI provider stating the replacement cost. The dwelling coverage was subsequent increased.
12/27/2016: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum Guidelines allow 43% DTI, subject DTI is 28.14%; Reserves are higher than guideline minimum Guidelines require 6 months PITI and 2 months PITI for other properties, borrowers have over 80 months reserves; FICO is higher than guideline minimum Guidelines allow 680 FICO score, borrowers FICO score is 793

300230918	5ddeec20-e5c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number is not consistent between the title and mortgage compared to the appraisal.
12/27/2016: Attached please find property search from the county. The highlight showing the Map ID which is used on the legal Description found with the mortgage and title commitment. Whereas the Account No. is found on the appraisal.
12/27/2016: Audit reviewed Assessment Search, and has determined that the account number and map number are for the same property. Condition cleared.
 DTI is lower than guideline maximum Guidelines allow 43% DTI, subject DTI is 28.14%; Reserves are higher than guideline minimum Guidelines require 6 months PITI and 2 months PITI for other properties, borrowers have over 80 months reserves; FICO is higher than guideline minimum Guidelines allow 680 FICO score, borrowers FICO score is 793

300230918	77fc162c-7ec6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Dual compensation: Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $X,XXX. An additional $X,XXX was paid by Others. The loan was not Brokered; thus, it is unclear as to whom the $X,XXX was actually paid to.
															12/27/2016: The loan amount is $XXX,XXX. The point charged is X.XXX% of the loan amount which equal to total of $X,XXX. The combined amount borrower paid $X,XXX and $X,XXX by other equals to $X,XXX.	12/27/2016: Audit concurs with the Lender Rebuttal, and has determined that the fee is not dual compensation. Condition rescinded.
 DTI is lower than guideline maximum Guidelines allow 43% DTI, subject DTI is 28.14%; Reserves are higher than guideline minimum Guidelines require 6 months PITI and 2 months PITI for other properties, borrowers have over 80 months reserves; FICO is higher than guideline minimum Guidelines allow 680 FICO score, borrowers FICO score is 793

300230918	9d886b7b-f4c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/20/2016: A CDA report dated XX/XX/XXX with a value of $X,XXX,XXX and 0% variance . Condition cleared.
 DTI is lower than guideline maximum Guidelines allow 43% DTI, subject DTI is 28.14%; Reserves are higher than guideline minimum Guidelines require 6 months PITI and 2 months PITI for other properties, borrowers have over 80 months reserves; FICO is higher than guideline minimum Guidelines allow 680 FICO score, borrowers FICO score is 793

300238019	1a8b9969-b3ce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	01/05/2017: CDA	01/05/2017: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; Years in Field Borrower has 25 years in Field

300238019	31d0fcad-a690-4864-94fa-e684c1ded8e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	01/05/2017: ABA Disclosure	01/05/2017: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; Years in Field Borrower has 25 years in Field

300238019	ba77c3a4-b2ce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy reflects a coverage amount of $XXX,XXX with 125% replacement costs and per the appraisal the replacement cost is $XXX,XXX with a $XX,XXX shortfall.  The hazard insurance policy does not reflect a cost estimator.  Please provide adequate coverage.  Additional conditions may apply..

01/12/2017: Audit re-analyzed loan file, and has determined that documentation was located within the loan file from the insurance carrier that does confirm the coverage amount is at least equal to 100% of the estimated replacement cost of the home ($XXX,XXX.XX). Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; Years in Field Borrower has 25 years in Field

300247532	229366a8-2bc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/19/2016: A CDA report dated XX/XX/XXXX with a value of $X,XXX,XXX and 0% variance of appraisal value. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24months; supplemental credit report verifies 71 months payment history with no late payments reported

300247532	423ccd97-2ac3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state. Final settlement statement in file indicates a cash to close of $XXX,XXX vs. the Final CD which reflects a cash to close of $XXX,XXX with a discrepancy of $XXX.

01/03/2017: The Cd was amended and sent to the borrower. Cash to closed was corrected to reflect $XXX,XXX. 12/28/2016: Please provide additional details to support CD which reflects cash to close of $XXX,XXX.

01/03/2017: Audit reviewed amended CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a B. 12/28/2016: Audit reviewed Corrective CD (p375), and has determined that the cash to close reflects $XXX,XXX. The Final Settlement Statement (p401) reflects deposit of $XXX,XXX minus $XXX refund to borrower which is a total of $XXX,XXX. The difference between CD $XXX,XXX vs $XXX,XXX Settlement Statement is $XXX. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24months; supplemental credit report verifies 71 months payment history with no late payments reported

300247532	441a1b7a-0ff3-421a-bdc6-0f7dc7f2cc20	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure.		12/21/2016: Received Credit Score Notice for both borrowers. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24months; supplemental credit report verifies 71 months payment history with no late payments reported

300247532	49f56c44-fef3-446a-b0df-f18b14ad3706	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	File is missing Seller's CD		12/30/16: Lender provided a copy of the seller's CD. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24months; supplemental credit report verifies 71 months payment history with no late payments reported

300247532	a25bff6a-2dc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing credit report
The loan file is missing a complete credit report.  The loan file contains several supplement credit reports however, they only reflect an updated mortgage history and 1 consumer debt. Loan is considered non QM compliant, additional conditions may apply.
01/04/2017: 12/28/2016: Please find uploaded credit report
01/04/2017: Audit consulted with Client, condition rescinded. 12/29/16: 12/29/16: Sent to lender to review, condition maintained.  12/28/2016: Audit reviewed complete Credit report dated XX/XX/XXX, however per Client Overlay - the age of credit is max 60 days from Note date. Client to review. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24months; supplemental credit report verifies 71 months payment history with no late payments reported

300247532	d2292a38-cbbc-420b-8ce2-9864d9cb6864	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	12/29/16: Please find uploaded the CD and LOX sent to borrower via regular US postal service mail
12/30/16: Lender provided the corrected CD 60 days of consummation, and LOE to the borrower. Loan will be rated a B.12/19/2016: A Post Close CD in the loan file did not reflect the license number. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24months; supplemental credit report verifies 71 months payment history with no late payments reported

300248432	9648a97f-55a8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/21/2016: CDA provided reflecting a 0% variance is deemed acceptable. Condition cleared.
300248432	a69d3220-2845-48ca-ad60-0a7e3861638b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Recording Service fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own Recording Service provider and did not use the provider on the WLSP. The title service provider fee should be listed in section C of the CD.
12/01/2016: Received post consummation CD, explanation letter, air bill and evidence of $X.XX refund for decrease in the recording fees. Condition cleared.
300248435	104f76fa-83ab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Document Error	Provide explanation as to the $XX other fee noted in section 5 for the 1003, combined housing expense.		11/30/2016: Audit reviewed explanation letter & deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730; Years in Field Borrower has 17years in Field

300248435	43f6567c-7797-41aa-b567-8ca299ec6dde	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing E consent disclosure.		11/22/16: Lender provided evidence of the borrower’s consent to receive documents electronically. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730; Years in Field Borrower has 17years in Field

300248435	5f77364f-58ab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		11/17/2016: CDA provided reflecting a 0% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730; Years in Field Borrower has 17years in Field

300248435	72218815-951c-42c3-9c56-1363c18df308	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $X,XXX. The lender credit decreased to X,XXX on the final CD with no indication of a valid COC to account for the X.XX decrease in the credit.		11/30/2016: Received Change in Circumstances verify change in Lender credit. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730; Years in Field Borrower has 17years in Field

300248435	93a10165-936a-4aae-bb74-6af029483c3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX. Loan will be rated a 'B' for all agencies. Condition cleared.		12/02/2016: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX. Loan will be rated a 'B' for all agencies. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730; Years in Field Borrower has 17years in Field

300248435	d4ee601a-55e0-4e35-bbf1-2193193a4174	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Notary fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own Notary service provider and did not use the provider on the WLSP. The Notary fee should be listed in section C of the CD. Also missing payee name.
12/02/2016: Post Close CD pkg
12/02/2016: Audit review of revised CD reflects Sections B fee for Notary with payee moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  Condition cleared.11/30/2016:  Received post consummation CD with Notary fee in Section C.  Missing explanation letter to borrower.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730; Years in Field Borrower has 17years in Field

300262370	5a10fb05-1f04-4ff5-98bd-a5feb38e3067	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Lender's and Broker's Affiliated Business disclosure sign by the borrower.
01/19/2017: Audit reviewed loan file. Loan file contains lender attestation stating there were no affiliates at time of loan application. Loan file also contains confirmation at time of application that the broker has no affiliates. Condition cleared.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 44 months reserves

300262370	61c9b9a1-b5dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Missing letter of explanation for a credit inquiries on the credit report as required per the guidelines.	01/27/2017: LOX	01/27/2017: Audit reviewed LOE, and has determined that the documentation submitted is deemed acceptable. Borrower states that no new debt resulted due to the inquiries. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 44 months reserves

300262370	d4e0f737-afdd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	01/20/2017: CDA	01/20/2017: A CDA report reflecting a value $XXX,XXX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 44 months reserves

300265032	32b1729b-37d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The APN is not consistent between the appraisal versus the same APN for title and the mortgage.
02/02/2017: Please find uploaded appraisal correcting the assessor's parcel number01/24/2017: Please provide additional details to confirm what is required to cure this suspense item. Is the reviewer looking to have the appraisal list the following as per the mortgage and title? "Said Parcel is shown as Lot 15, Sheet 4, on said plan, (Plan No. XXXXXX).

02/02/2017: Audit reviewed the corrected Appraisal, and has determined that the APN numbers are now consistent between the Appraisal, Title and Mortgage. Condition cleared.  01/24/2017: Audit reviewed the Lender Rebuttal, and has determined that the Title and Mortgage reflect Parcel ID as 7027. Condition remains. 01/20/17: Lender provided the appraisal, showing the APN, which is not consistent with the APN shown on the title and mortgage. Condition maintained.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.50 months reserves; Years in Field Borrower has 34 years in Filed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758

300265032	4a2d51d2-ba25-4220-b78b-9182df3dd233	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing borrowers documented intent to proceed.		01/13/2017: Received evidence of intent to proceed. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.50 months reserves; Years in Field Borrower has 34 years in Filed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758

300265032	a4093959-05de-4608-89e0-025a470fdeb6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX. Projected payments section reflects estimated escrow of tax and insurance of $X,XXX.
01/13/2017: Received post consummation CD correcting estimated escrows and explanation letter. Loan will be rated a Fitch B. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.50 months reserves; Years in Field Borrower has 34 years in Filed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758

300265032	bec1abd1-49d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance property number 1 on REO.	Credit Bureau confirms T&I included in payment of $X,XXX.	01/13/2017: Audit reviewed original loan file and located credit supplement verifying the mortgage payment includes taxes & insurance. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.50 months reserves; Years in Field Borrower has 34 years in Filed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758

300265032	e83407dd-e7d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Lender did not provide an ATR/QM status determination.		01/13/2017: Received ATR/QM determination. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.50 months reserves; Years in Field Borrower has 34 years in Filed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758

300265032	f9e8f52e-49d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		01/13/2017: CDA provided reflecting a value of XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.50 months reserves; Years in Field Borrower has 34 years in Filed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758

300265035	26f2933e-679f-4721-beb1-92e8d804ea15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of X.XX% vs actual TIP of X.XX% with a difference of X.XX% over-disclosed.		01/11/2017: This is a non-material issue when over-disclosed. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17%

300265035	2f55d0a8-2570-45f3-98c1-8b4eb9e7d2ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXX,XXX. The actual total of payments is $XXX,XXX, an over-disclosure of $XX,XXX.		01/11/2017: This is a non-material issue. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17%

300265035	49904374-07d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is required in the loan file.		01/16/2017: CDA provided reflecting a value of $XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17%

300265035	8dea7d89-07d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Appraisal incomplete (missing map, layout, pages, etc.)	The Appraisal is not completely legible and unable to complete an appraisal review.		01/16/2017: Received acceptable, legible appraisal. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17%

300265035	fa4cda6d-ceb5-47b0-a07c-2d83c10da0c6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.		01/16/2017: Received WLSP which corresponds to initial LE dated XX/XX/XXXX. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17%

300268739	1822da94-a0c3-4b51-9323-b90482723966	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure is dated XX/XX/XXXX and was not provided within 3 days of the application.		01/13/2017: Received evidence Borrower was provided Affiliated Business Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	20e22992-4ad8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Missing the verification the borrower's P&I mortgage payment for the investment property listed on the Schedule of Real Estate Owned.  The 1003 reflects a total different payment than the payment listed on the credit report.  Please provide verification.  Additional conditions may apply.

01/13/2017:  Audit reviewed Lender's rebuttal and agrees.  The credit report verifies the mortgage payment as $XXXX.  The statement in file verifies only taxes are escrowed.  Therefore, the payment is for P&I plus taxes.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	24fbd059-8cde-4a96-a544-b309d1d61bb0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CHARM Booklet not provided in 3 standard business days of lender of record application date	CHARM Booklet is dated XX/XX/XXXX and was not provided within 3 days of the application.		01/13/2017: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	265f7c6e-4cd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
The DTI of 43.32% > the Guideline maximum of 43%.  The lender did not include the correct HOI monthly payment for the investment property listed on the Schedule of Real Estate Owned of the loan application.  The lender used a monthly payment of $XXX vs. the actual monthly payment of $XXX. Per Appendix Q, the DTI is required to be 43% or below to be classified as a Qualified Mortgage.

01/24/2017: Attached please find Appendix Q on bonus income. Borrower has history and documentations supporting bonus income. The offer letter from currently employer stating bonus income is in place.01/23/2017: attached please find lender's guideline on bonus income. Borrower meets all requirements.01/18/2017: Bwr has a history of receiving bonuses. The $XX,XXX bonus income is the average monthly bonus income from the past 2 years and YTD received divided by 36 months. It is highly unlikely that bonuses will cease form the current employer. Despite lender’s disagreement with reviewer. Lender believes reviewer used the incorrect PITI for calculation. The P&I is $X,XXX(from Note), Ins $XXX, Taxes $X,XXX. Total primary housing expense $X,XXX. Lender concurs with other expenses REO $X,XXX, other debts $XXX. Total debts $XX,XXX, Income $XX,XXX, DTI $XX.XX%. Attached please find lender's DTI calculation. Lender's adjusted DTI is XX.XX%. Please provide reviewers DTI calculation.

01/25/2017: Audit consulted with Compliance, and has determined that based on the Employment Offer Letter, it would appear that bonus income may be used to qualify.  The borrower changed companies but is still in the same industry with an offer letter clearly outlining his bonus structure with the new company.  Even though bonuses have not yet been paid with current employer, there is documented history of bonuses in the same industry/profession.  QM requirements have been met and DTI is within guidelines.  Condition cleared. 01/24/2017: Pending Compliance Review. 01/23/2017: Audit reviewed the Lender Rebuttal, and has determined that bonus income does NOT meet Appendix Q. Audit did not use bonus since borrower changed jobs. Per offer letter, borrower is eligible for annual bonus ranging from 0% - 150%. Projected income is not eligible for qualifying purposes. Condition remains. 01/19/2017: Audit escalated the exception request, and was not approved. Total subject PITI with FULLY INDEX Rate is $X,XXX. Per Lender guidelines for a 7/1 ARM:  Qualify at Note Rate, never less than the fully-indexed rate based on a fully amortizing principal and interest payment.  Condition will remain as active and loan is rated IVR3 at this time. 01/18/2017: Pending Investor review. 01/16/2017:  Audit qualifying PITI $XXXX, debts $XX, REO $X,XXX = $XX,XXX.  Audit income $XX,XXX.  The lender's loan approval worksheet (page 544) reflects income of $XX,XXX not $XX,XXX, with DTI of XX.XX%.  Audit did not use bonus since borrower changed jobs. Per offer letter, borrower is eligible for annual bonus ranging from 0% - 150%.  Projected income is not eligible for qualifying purposes.  Condition remains.01/13/2017:  The HOI must be included in the borrower PITIA payment as per QM requirements.  Audit reviewed all income, liabilities and PITI and determined that XX.XX% DTI remains.  Loan fails QM.01/13/2017:  Pending Client exception

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	3c83ef4d-c9d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment
VVOE is not in file and must be completed within 10 business days prior to the Note date. File contains a VVOE from the borrower's current employer dated XX/XX/XXXX and from her former employer dated XX/XX/XXXX which are more than 10 days prior to the Note date.  Loan is non QM compliant, additional conditions may apply.

01/13/2017:  Audit reviewed original loan file and located a WVOE and a VVOE for borrower's current employment.  The Lender's guidelines require  WVOE within 30 days of the note date and VVOE 10 business days prior to the note date (not calendar days).  The VVOE is within 10 business days. The WVOE is within 30 days.  Audit located a WVOE for the borrower's previous employment within 10 days of the note date.  Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	3e23945a-6d2a-492f-a061-f8ba86c389b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE is missing from the loan file.		01/13/2017: Received evidence Borrower was provided the WLSP within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	4d274010-5e1d-4266-87f2-741ce9a75bc5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Business Disclosure is dated XX/XX/XXXX and was not provided within 3 days of the application.		01/13/2017: Received evidence Borrower was provided ARM Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	820bfd49-dedb-422e-8ff8-0ad49248c81f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet is dated XX/XX/XXXX and was not provided within 3 days of the application.		01/13/2017: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	9ee374d7-cbd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
01/13/2017: Lender provided a copy of the third party fraud report. No outstanding issues noted. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	db761fa7-44d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Property Taxes in section F is missing the government entity. Please provide a LOE and confirmation of delivery to the borrower.	LOE, amended CD sent to borrow by US mail	01/13/2017: Received post consummation CD reflecting payee and letter of explanation. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300268739	f844247f-cbd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/13/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.82%

300302260	13e686f0-0340-4401-b04b-6ae5419da242	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
02/03/2017: Post CD and Letter
02/03/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	27db6831-88e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the name of the government entity.  Additionally, the Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/03/2017:
02/03/2017: Audit review of revised CD includes Section F property taxes and Hazard Insurance listing the number of months paid and payees. Section H payee was also included. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	3d26e52e-58aa-4334-9030-f0c7d2cc890b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/03/2017: LOE from CCO
02/03/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	4d27f288-b9e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing verbal verification of employment	VVOE provided in the file was not dated within 10 business days of closing.	02/03/2017: VVOE
02/03/2017: Audit acknowledges that the VOE, dated XX/XX/XXXX, documentation submitted was not within 30 days prior to the Note date, however a verbal verification of employment was also provided dated AFTER the Note date. Self Employed Borrower business license verified through Secretary of State, as well as website. Loan will be rated a B. 02/02/2017:  Borrower owns < 25% of business B on 2015 personal tax return, therefore, not considered self-employed. Lender's guidelines require a VVOE 10 days prior to the funding date.  Business license is not acceptable form of documentation for non self-employed borrower.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	68bbab27-3952-4a46-ac04-974654df1bcc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.	02/03/2017: Post CD and Letter
02/03/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	6966b03d-bae7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX Balance Sheet for Borrower's partnerships listed on the Schedule E as items A & C.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
02/03/2017: 12 Month Cash Flow Statement for both Properties. This is for both the P&L and Balance Sheet (shows all Income & Expenses as well as Beginning Cash, Cash Flow, and Ending Cash).
02/03/2017: Audit reviewed executed "Cash Flow-12 months", and has determined that the documentation was obtained PRIOR to consummation and is deemed acceptable for the Balance Sheet and Profit & Loss. Loan meets QM requirements. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	7e5e90f2-2aee-46c5-8aea-b1f047bc61dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure provided in the file is not dated within 3 business days of application date.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	83f67a47-bae7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX YTD Profit & Loss for Borrower's partnerships listed on the Schedule E as items A & C.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
02/03/2017: 12 Month Cash Flow Statement for both Properties. This is for both the P&L and Balance Sheet (shows all Income & Expenses as well as Beginning Cash, Cash Flow, and Ending Cash).
02/03/2017: Audit reviewed executed "Cash Flow-12 months", and has determined that the documentation was obtained PRIOR to consummation and is deemed acceptable for the Balance Sheet and Profit & Loss. Loan meets QM requirements. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	99fcce54-7a4b-4c5e-b9d4-2031c76bd34b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CHARM Booklet not provided in 3 standard business days of lender of record application date	The CHARM Booklet is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		02/02/2017: Received evidence Borrower was provided CHARM Booklet within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	bfdaee41-31a0-4304-9b9e-a2ae1e562417	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		02/02/2017: Received attestation not affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	d101c683-b8f1-4a06-8aa2-ea13aa492247	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Loan Program Disclosure is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		02/02/2017: Received evidence Borrower was provided ARM Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	d6473626-5b8a-48a5-969b-9cf893ed3643	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The Homeownership Counseling Disclosure is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		02/02/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302260	ef473b34-87e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/31/2017: A CDA report reflecting a value $X,XXX,XXX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 49.70 months reserves

300302261	20aa8399-761d-4201-bbb8-9ed6b7b670e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business disclosure not provided within 3 business days of application		01/26/2017: Received evidence Borrower was provided Affiliated Business Disclosure within 3 days of application date. Condition cleared.
300302261	285b1f93-d936-40d3-9375-275491459a1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-7 $X,XXX P&I,$XXX Escrow & $XXX total monthly payment, Years 8-8 $XXX P&I, $XXX Escrow & $X,XXX total monthly payment, Years 9-9 $X,XXX P&I, $XXX Escrow & $X,XXX total monthly payment, Years 10-30 $X,XXX P&I $XXX Escrow $X,XXX Total monthly payment, the calculated payment amount is Years 1-7 $X,XXX P&I $XXX Escrow & $X,XXX total monthly payment, Years 8-8 $X,XXX P&I, $XXX Escrow & $X,XXX total monthly payment, Years 9-9 $X,XXX P&I, $XXX Escrow & $X,XXX total monthly payment, Years 10-30 $X,XXX P&I $XXX Escrow $X,XXX Total monthly payment.
															The hazard insurance premium is $XXX, which is $XX per month, can you please clear this condition	01/26/2017: Audit reviewed Lender's rebuttal and original loan file. No violation. Condition rescinded.
300302261	3219bb15-57df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
01/26/2017: Received explanation letter and revised CD adding Settlement Agent license number. Condition cleared.
300302261	6113e6bf-26a5-434f-9055-2af7d91a016c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX a month vs. the calculated value of $XXX a month. Taxes calculated amount to $XXX- $XXX taxes, $XXX – Insurance.
															The hazard insurance premium is $XXX, which is $XX per month, can you please clear this condition	01/26/2017: Audit reviewed Lender's rebuttal and original loan file. No violation. Condition rescinded.
300302261	66aa7206-07df-42b6-8df8-ca363a9b9006	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CHARM Booklet not provided in 3 standard business days of lender of record application date	Charm Booklet not provided in 3 standard business days of lender of record application date.	02/06/2017: Charm Booklet
02/06/2017: Audit reviewed the Lender Rebuttal, as well as CHARM documentation, and has determined that the product was changed from FIXED to ARM on 12/09/2016. CHARM Disclosure was provided within 3 days of product change date. Condition cleared.

300302261	84d86e45-cfe9-44b1-8e46-3b852ecf1239	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Home ownership Counseling Disclosure not provided within 3 days of application.		01/26/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
300302261	8a089a5e-55df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		1/24/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at 0% variance is deemed acceptable. Condition cleared.
300302261	c00ff7b2-070b-4b83-8a58-deeaa9cb9437	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	Arm Loan Program Disclosure not provided within 3 days of application.	02/06/2017: ARM Loan Program disclosure sent within 3 days of loan changing from fixed to ARM. Please see lock confirmation loan was locked as an ARM on XX/XX/XXXX.
02/06/2017: Audit reviewed the Lender Rebuttal, as well as ARM documentation, and has determined that the product was changed from FIXED to ARM on XX/XX/XXXX. ARM Disclosure was provided within 3 days of product change date. Condition cleared.

300302261	c483ff85-57df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Tax and Home Owners Insurance line items in section F are missing the payee names. A Letter of Explanation and confirmation of delivery to the borrower is required.		01/26/2017: Received explanation letter and revised CD adding payees to Section F. Condition cleared.
300302261	fc3ef4bf-1779-4e13-805a-08ba8532c131	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX a month vs. the calculated value of $XXX a month. Taxes calculated amount to $XXX- $XXX taxes, $XXX– Insurance.
01/26/2017: Audit reviewed Lender's rebuttal and original loan file. No violation. Condition rescinded.
300306374	0c0504b8-a0d1-4e9e-8bac-691e5df7f363	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX. The actual total of payments is $XXX,XXX an over-disclosure of $XX.		01/20/16: Non Material over disclosure. Loan will be graded a B.
300306374	0db2dd68-dc92-4963-b0df-7d77c0bef77a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required on CD for “Can Interest Rate Increase after closing” is not accurate	The information for "Can this amount increase after closing?" for the Interest Rate on the Closing Disclosure #2 is incorrect. It should read "In" 10 years in the actual column.	Subject loan closed in 7/1 ARM Note. First interest rate change is form the first payment of the 8th year. Not sure why reviewer stated 10th year.	01/20/16: Upon further review, CD was correctly disclosed. Condition rescinded.
300306374	0e882efe-0031-44e0-bd0f-6d27b8e111a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure #2 does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-7 $X,XXX, and Years 8-30$X,XXX - X,XXX. The calculated payment amount is Years 1-7 $X,XXX, Years 8-8 $X,XXX, Year 9-9 $X,XXX, and Years 10-30 $X,XXX.
01/20/16: Non Material over disclosure. Loan will be graded a B.
300306374	93f33af6-27ee-47ff-8196-44756c61430a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Principal & Interest
The final Closing Disclosure #2 reflects  minimum and maximum Principal and Interest payments of X,XXX-X,XXX for years 8,9, 10-30 in the Projected Payments Table.  The actual calculated values are $X,XXX - $X,XXX, and $X,XXX - $X,XXX and $X,XXX - $X,XXX for years 8, 9, & 10-30.
01/20/16: Non Material over disclosure. Loan will be graded a B.
300306374	9d632b22-0bdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/20/17: CDA reflecting a value of $XXX,XXX which is a -0.0% variance. Condition Cleared.
300306374	ce87ec73-fcf3-4f97-9465-7b8dbefccde6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required on CD for “Can Monthly Principal & Interest Increase after closing” is not accurate	The information for "Can Monthly Principal & Interest Increase after Closing" reflects $X,XXX vs actual $X,XXX which is a difference of $XX.		01/20/16: Non Material over disclosure. Loan will be graded a B.
300306374	fd7144db-2a41-4521-bc99-90c95a5bc714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure #2 Contact Information section is incomplete. The Settlement Agent Contact is missing.		01/23/17: Lender provided the corrected CD within 60 days of consummation, and letter of explanation to the borrower. Condition cleared.
300309706	09baec23-73de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/30/2017: Received explanation letter and revised CD reflecting Settlement Agent's license number. Condition cleared.
300309706	329bf675-73de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Additionally, the Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Home Warranty Fee and Natural Hazard Disclosure in section H of the final Closing Disclosure do not reflect the names of the payee.   Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/30/2017: Received explanation letter and revised CD reflecting Payees in Section F & Section H. Condition cleared.
300309706	5318c8eb-73de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/26/2017:  Received attestation no Flood Certificate fees.  Condition cleared.01/24/17: Lender provided an attestation that they did not charge a flood cert fee for this transaction, therefore there will be no flood cert fee charged in Section B of the Closing Disclosure. The lender regularly charges for these fees so would need to list this fee on the CD. Condition maintained.

300309706	77fe89dd-65de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and e-signed by the borrower on XX/XX/XXXX, however there is no copy of this CD in the file.	Post Consummation CD, cure was included in the wire amount	01/24/17: Lender provided the CD dated XX/XX/XXXX and evidence of receipt of the initial CD within 3 days of consummation. Condition cleared.
300309706	b5e5ac51-60de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/19/2017: A CDA report was provided on XX/XX/XXXX with a value of $XXX and 0.00% variance from the $XXX.00 value. Condition cleared.
300309706	e785093e-cbc4-4d06-b09a-3111206cdc0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is not dated within 3 days of the consummation date.		01/24/17: Lender provided evidence of receipt of the initial CD within 3 days of consummation. Condition cleared.
300309706	e9d3a102-6402-4a3d-a55b-179275ffcc35	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  These fees are in a 0% tolerance section. Lender tolerance cure of $XX.XX is required.

02/02/2017: The cured amount of $XX.XX was included in the wire amount as evidence on the settlement statement and CD, there is no check because this amount was included at funding. The settlement statement itemizes all of the figures that were included in the final disbursement, can you please clear this condition.02/01/2017: The attached settlement statement shows that the cure of $24.25 was included in the wire amount.

02/02/2017: Audit reviewed the Final Funding CD, and has determined that credit report fee increased by $XX.XX and then the lender gave a valid credit in section J for the  zero tolerance breach amount. The issue is considered resolved, no other proof is required. Condition cleared. 02/01/2017: Audit reviewed the Final Combined Closing Statement, and has determined that a copy of the tolerance check to the borrower and proof of delivery is required. Condition remains. 01/30/2017:  Received explanation letter and revised CD with a tolerance cure of $XX.XX.  Copy of check and proof of delivery not provided.  Condition remains.

300309964	111a1fac-c4a4-4c0b-9d2a-49005bf2e92a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information is incomplete.  The Co License ID of the Borrower and Seller's Real Estate Broker are missing.  Please provide a letter of explanation and confirmation of delivery to the borrower.
03/15/2017: Please find uploaded the CD with letter of explanation sent to borrower via regular US postal service mail delivery
03/15/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300309964	56af8132-540b-4aa6-a3b0-843559962538	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The borrower's documented Intent to Proceed is missing from the file.	03/06/2017: please find uploaded borrower's intent to proceed
03/06/2017: Audit reviewed print screen for "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.

300309964	78299262-aafe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/03/2017: CDA	03/03/2017: A CDA report reflecting a value $XXX,XXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300309964	d6f69204-d5e8-4139-959a-a48410eb7ed8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.	03/06/2017: Please find uploaded borrower's E-Delivery Consent acceptance	03/06/2017: Audit reviewed print screen for e-Consent, documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
300312436	115f32c3-58b1-48a6-852b-d8a0c17f7fb3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		02/02/2017: This is non-material issue. The loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300312436	495b5f68-9ae9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/02/2017: A Post Close CD reflects Credit Report fee with LOE to the borrower. Condition cleared. The loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300312436	a4c2f325-aa41-4da4-a7af-a55cf13f3627	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	02/02/2017: A Post Close CD reflects Credit Report fee with LOE to the borrower. Condition cleared. The loan will be rated a B.
02/02/2017:  A Post Close CD reflects the Email and Phone were added for the broker and License Number of the Settlement Agent with LOE and confirmation of delivery.  Condition cleared.  The loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300312436	af2b2f63-31ea-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
The loan file is missing a copy of a current lease for the 3rd property listed on the Schedule of Real Estate Owned of the loan application.  The lease in the loan file is a month to month and expired as of XX/XX/XXXX.  Provide proof with a cancelled check or receipt of rent.  Loan is non QM compliant, additional conditions may apply.
02/07/2017: Received evidence of 23 months rental payments received. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300312436	dea86068-3529-4d57-be0d-5feaa56c11c1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing CHARM Booklet	Missing Charm Booklet.
02/09/2017: see attached, the charm booklet was delivered to the borrower in his initial disclosure package. also see the attached e-sign delivery/signature please rescind condition- initial arm disclosure which shows that they received the charm booklet dated XX/XX/XXXX is on page 644-645 & the closing disclosure dated XX/XX/XXXX is on page 79 of YOUR file upload

02/09/2017: Audit reviewed evidence the CHARM booklet was submitted, and has determined that the document was provided within 3 days of Application date. Condition cleared. 02/07/2017:  Evidence borrower received CHARM booklet is in the original loan file, however, it is dated at closing.  The initial ARM disclosure, dated within 3 days of application, is missing the CHARM booklet verbiage. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300312436	ecb06e4c-77e9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the loan file.		02/02/217: A CDA report dated XX/XX/XXXX reflects a value of $X,XXX,XXX with 0% variance of the appraised value. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300312436	fd1032d8-9ae9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Principal Reduction - Excess Rate Credit in Section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost or moved to section with the Payoffs.		02/02/217: A Post close CD reflects the Principal Reduction - Excess Rate Credit was move to the payoff section. Condition cleared. The loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300314343	1efef7ab-72e9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		2/3/2017: CDA provided reflecting reconciled value of $XXX at 0% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	25a2800a-19ea-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/08/2017: Post CD and Letter
02/08/2017: Audit review of revised CD includes all Section F payees. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	59db3702-dd13-4565-810d-e4f841764ed5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID and Phone Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/08/2017: Post CD and Letter
02/08/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	738b7510-fd8a-4db1-9d40-d53e2690174a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date. Disclosure is dated XX/XX/XXXX and application dated XX/XX/XXXX.	02/08/2017: Processor Cert regarding disclosures.	02/08/2017: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	7c766218-d312-4c97-b10c-0bab1eb5cf58	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure not provided within 3 days of application. Disclosure is dated XX/XX/XXXX and application is dated XX/XX/XXXX.	02/08/2017: Processor Cert regarding disclosures.	02/08/2017: Audit review of ARM Loan Program Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	8a09f911-66e1-414b-a7be-31626c8d2bfe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Borrower not provided 3 day rescission period	Borrower not provided 3 day rescission period. Disbursement date is XX/XX/XXXX. Funding occurred before XX/XX/XXXX midnight expiration.	02/08/2017: Post CD and Letter
02/08/2017: Audit reviewed revised CD with corrected closing and disbursement dates, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	9c89df82-969a-4658-a636-7094f7e49a80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Borrower not provided 3 day rescission period. Disbursement date is XX/XX/XXXX. Funding occurred before XX/XX/XXXX midnight expiration.	02/08/2017: Post CD and Letter
02/08/2017: Audit reviewed revised CD with corrected closing and disbursement dates, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	ac95d1fc-72e9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX YTD Balance Sheet for Co-Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
02/16/2017: Balance Sheet
02/16/2017: Audit reviewed XXXX YTD Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	c20d322e-9338-4a10-b06b-dfb0114f8159	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeowner ship Counseling Disclosure not provided within 3 days of application. Disclosure is dated XX/XX/XXXX and application is dated XX/XX/XXXX.	02/08/2017: Processor Cert regarding disclosures.	02/08/2017: Audit review of HUD Homeowner ship Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	dc941ac0-f428-4010-8eb9-199e384cc841	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.
02/09/2017: Affiliated Business Disclosure was disclosed on 1/3/17 with Initial Doc set which was sent electronically, therefore, there is no date/signature present on the document. 02/08/2017: LOE from CCO

02/08/2017: Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.02/08/2017: Audit reviewed Letter of Explanation, and has determined that said document outlines no affiliates for the Broker. The Lender Affiliated Business Disclosure was not executed. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300314343	f8434e16-73e9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX YTD P&L for Co-Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
02/16/2017: P&L
02/16/2017: Audit reviewed XXXX YTD Profit and Loss, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 722

300322369	1a5cf099-bfff-4009-ae35-110bf8cee95c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure
The lender and broker’s affiliated business disclosures are missing from the file. Please provide a signed affiliated business disclosure provided to the borrower within 3 days of the application date. Additional conditions may apply.

03/29/2017: This is not a loan from a Broker but from one of our Correspondents. 03/28/2017: The corrected Affiliated Business Arrangement is attached.03/20/2017: These are XXXX documents. This is not a true disclosure because the lender is stating that they have no affiliated businesses so the attestation does not need to be provided within 3 business days of the application date. The regulation (listed below) does not require a negative affirmation. Affiliated Business Arrangements – 12 CFR 1024.15 If a loan originator (or an associate) has either an affiliate relationship or a direct or beneficial ownership interest of more than one percent in a provider of settlement services and the loan originator directly or indirectly refers business to the provider it is an affiliated business arrangement. An affiliated business arrangement is not a violation of Section 8 of RESPA and of 12 CFR 1024.14 of Regulation X if the following conditions are satisfied. Prior to the referral, the person making each referral has provided to each person whose business is referred an Affiliated Business Arrangement Disclosure Statement (Appendix D of Regulation X). This disclosure shall specify the following: • The nature of the relationship (explaining the ownership and financial interest) between the provider and the loan originator; and • The estimated charge or range of charges generally made by such provider. This disclosure must be provided on a separate piece of paper either at the time of loan application, or with the GFE, or at the time of the referral.

03/29/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.03/28/2017: Audit reviewed ABD attestation for the Lender, and has determined that the documentation submitted is deemed acceptable. However, missing the Broker ABD or attestation.   03/20/2017: Audit reviewed the Lender Rebuttal, and has determined that the attestation does not need to be within 3 days of Application. However, either an attestation from the lender and broker stating no affiliates is required. Condition remains.

 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322369	2454eec9-970a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception
There is a vendors/mechanics lien showing on title in the amount of $XX,XXX.XX. Title notes that they were unable to locate a release of lien filed. Please provide evidence of the release of lien. Additional conditions may apply.

03/27/2017: There are 2 Title Commitments in the file. The Updated title in file no longer reflects the mechanics lien that was on the initial title commitment in Schedule C #11. Compare the updated title commitment - Schedule C #11 (page 1051) to the initial title commitment - Schedule C #11 (page 1036).
03/27/2017: Audit reviewed the Lender Rebuttal, and has determined that the most current Title Commitment within the loan file does NOT reflect a mechanic lien. Condition rescinded.
 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322369	48f9bd42-8a0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Guidelines require two (2) most recent monthly statements (all pages) for each account from XX Institution(s). File only contains 1 statement for the savings accounts. Additional conditions may apply.	03/31/2017: The additional statement is attached.	03/31/2017: Audit reviewed the additional Bank Statement for the Savings Account, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322369	7d8b47db-5c0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.  Cured post-closing, letter of explanation not provided
03/16/17: Cured Post close. Loan will be graded a B.
 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322369	800b19df-1a0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current year balance sheet for borrower's S-Corporations shown on Schedule E, statement 1, numbers 4 on the XXXX personal tax return. An LOE stating the company does not have any operating activity is not sufficient.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
06/06/2017: please see the attached balance sheet.
06/06/2017: Audit reviewed XXXX Balance Sheet dated pre-consummation, and has determined that the documentation submitted is deemed acceptable. Appendix Q requirements have been met. Condition cleared.

 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322369	89acb825-cdd6-4440-93e5-ba1f92132ce1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	Missing ARM Loan program disclosure. Please provide the ARM Loan Program Disclosure form provided to the borrower within three days of the application date. Additional conditions may apply.	03/28/2017: This loan started out as a fixed rate. The product changed to an ARM on XX/XX/XXXX so the ARM disclosure was done at that time. Please see the attached.	03/28/2017: Audit reviewed the Lender Rebuttal, and has determined that the loan was originally a Fixed then changed to an ARM. ARM Disclosure was provided within 3 days of change. Condition cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322369	a57fdda2-810a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was missing from the file.		03/16/17: CDA reflecting a value of $X,XXX,XXX.XX, which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322369	dbda2a50-820a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title	The preliminary title report in the file does not show the amount of coverage for the subject property.
03/28/2017: The Final Title Policy which matches the Loan amount is attached.03/21/2017: Please clarify why the coverage amount is not accurate.03/20/2017: There are 2 files that were uploaded for Title. The policy coverage is on Schedule A on pages 1032 and 1045

03/28/2017: Audit reviewed the Final Title Policy with the correct policy coverage amount, and has determined that the documentation submitted is deemed acceptable. Condition cleared.03/21/2017: Audit reviewed the Lender Rebuttal, and has determined that the coverage amount must match the loan amount. Condition remains. 03/20/2017: Audit reviewed the Lender Rebuttal, and has determined that the policy coverage on both Schedule A's are incorrect. Provide corrected title with the accurate coverage amount. Condition remains.

 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322369	f9dea3f4-4078-45ff-9302-fd408d26e010	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing CHARM Booklet	The CHARM booklet was missing from the file. Please provide the CHARM booklet and/or evidence of receipt within three days of the application date. Additional conditions may apply.	04/06/2017: Loan changed to an ARM on XX/XX/XXXX. Attached letter signed by the borrower confirming the borrower received the CHARM booklet on XX/XX/XXXX.
04/06/2017: Audit reviewed the ARM Disclosure provided for another finding on XX/XX/XXXX, and has determined that verbiage for the CHARM Booklet is reflected on page 3 of said document. Document was dated XX/XX/XXXX which was within 3 days of the COC product change. Condition cleared.

 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322369	fdfeaff7-8a0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Missing QM Status Determination. Guidelines require that all loans must be ATR/QM Safe Harbor compliant along with meeting the terms of Appendix Q. Additional conditions may apply.
03/31/2017: The QM Analysis which was not in the initial upload is attached. Please also compare this with the ATR/QM requirements being met on the Underwriting Review Status on page 1123, line 19 of the initial upload file.
03/31/2017: Audit reviewed QM documentation, and has determined that said document submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 763; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 33 months payment history with no late payments reported

300322737	1771a3dd-7215-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Initial, Final and Funding Closing Disclosure Section E did not list a breakdown of the fees.
04/19/2017:  Per Compliance, TILA 130(b) - within 60 days of discovery is allowed.  However, Notary Fee is missing payee.  Condition remains.04/13/2017:  Received explanation letter and post consummation CD.  Letter is > 60 days post consummation.  Condition remains.04/25/2017:  SFIG guidance adopted, TILA 130(b) cure within 60 days of discovery is allowed.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	230cbd9f-f25c-4edc-8548-c3fa71e63269	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Missing evidence that the lender verified the borrowers employment in qualification.
04/28/2017: Business license and CPA letter deemed acceptable.Reactivate 04/24/2017.  Business license and CPA letter are greater than 30 days prior to note date.  Condition remains.04/05/2017:  Received business license and CPA letter.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	5796905d-7315-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/05/2017: Client granted exception. Loan will be rated a B. 04/03/2017: Unable to locate appraiser on updated approval list. Condition remains.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	58009d4d-7615-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Missing verbal verification of employment	Missing independent third party verification of self employment.
04/28/2017: VOE within 90 days acceptable.Reactivate 04/24/2017.  Business license and CPA letter are greater than 30 days prior to note date.  Condition remains.04/05/2017:  Received business license and CPA letter.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	5f28603e-7404-415a-88a6-dd8bc03f8233	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing evidence of E consent.		04/05/2017: Received evidence of E-consent for both borrowers. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	6036d7c2-7215-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant	Appraisal not performed by an approved Appraiser as required by Guidelines		05/05/2017: Client granted exception. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	778bcaff-7215-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Closing Disclosures Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		04/10/2017: Non-material finding. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	795c182a-7715-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet and YTD Profit & Loss	Missing Balance Sheet and YTD Profit & Loss.		04/05/2017: Received XXXX P&L Statement and Balance Sheet. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	8ce5c5f3-6811-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of OFAC search.
04/10/2017:  Received satisfactory evidence of OFAC search.  Condition cleared04/05/2017:  Received evidence of OFAC search.  However, it is not dated.  Unable to determine if it was obtained prior to closing. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	978a75e6-7615-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing evidence of recent P&L and Balance Sheet.		04/05/2017: Received 2016 P&L Statement and Balance Sheet. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	a88507ad-f337-4deb-ab9a-94c55695339b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		04/12/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	b7cf841b-7315-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall: The amount of insurance required is $XXX,XXX vs. the actual amount of coverage $XXX,XXX. The amount of coverage is short by $XXX,XXX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost

04/11/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided.  Condition cleared.04/10/2017:  Client waived.  Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	c3719f19-ee3d-4248-ae5b-5e4d809a092f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX.XX.

04/19/2017:  Received explanation letter and post consummation CD.  Sub Escrow is included and Notary reflects payee.  Per Compliance, TILA 130(b) within 60 days of discovery is allowed.  Meets SFIG requirements.  Loan will be rated a B.  04/17/2017:  Received explanation letter and post closing CD > 60 days from consummation.  The $XX Sub Escrow fee has been removed, the Title - Notary Fee is missing the payee. There is no evidence of refund to borrower.  Per Compliance, there is no cure under the TRID rule under the TILA 130(b) for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  Finding is deemed material. 04/13/2017:  Lender did not include Sub Escrow fee of $XX which is a finance charge.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322737	d77ac52d-7315-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in A FEMA declared disaster area. Inspection post incident date was not provided.		04/07/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.23%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65.84%

300322742	411a21a6-7621-4dcd-b8d1-7a6bbd3b3cdf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	750d77b4-7f16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated XX/XX/XXXX as the appraisal fee has increased from $XXX.XX to $XXX.XX. The file is missing evidence of a valid change of circumstance.
04/05/2017:  Received change in circumstance.  Per Compliance, the borrower can provide verbal authorization but it is up to the creditor to retain the evidence. In this situation, an LOE may not be required if the lender can provide other internal documentation (even system comments) that indicated the borrower requested the rush. The screen shot provided reflects the borrower requested the rush.  Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	9c05a32b-6bcd-43cc-89b9-9a690909c20d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The file does not contain an Affiliated Business Disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	9cfd3921-7116-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verification of Rent	Provide satisfactory verification of rent from landlord for the last 12 months or 12 months canceled checks for a private landlord.		04/05/2017: Received evidence of 12 months rental payment history. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	bb57c1c2-1aa2-45b7-827c-75b5848bad35	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	Appraisal on CD is $XXX.XX. LE lists fee as $XXX.XX. This fee is in a 10% tolerance section. Lender tolerance cure of $XX.00 is required. Section J reflects $X.XX tolerance cure that is insufficient.
04/05/2017:  Received change in circumstance.  Per Compliance, the borrower can provide verbal authorization but it is up to the creditor to retain the evidence. In this situation, an LOE may not be required if the lender can provide other internal documentation (even system comments) that indicated the borrower requested the rush. The screen shot provided reflects the borrower requested the rush.  Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	c768928f-b618-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Borr2 tax returns in file are not signed.		04/05/2017: Received executed copies of Co-borrower's tax returns. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	c804fee1-b618-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Borr2 tax returns in file are not signed.		04/05/2017: Received executed copies of Co-borrower's tax returns. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	d2b77df8-fc05-48c7-bd11-0b64e7c40ab7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX,XXX.XX.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	d6e01512-7d16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/10/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	e28c2e49-23bd-4900-850a-186489fbe6a8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Buyer's Real Estate Broker State ID,, Settlement Agent State ID and Settlement Agent Contact State License ID is missing.		04/10/2017: Non-material finding. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322742	ff3074f3-8118-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Credit History does not meet guideline requirements	Provide satisfactory verification of rent from landlord for the last 12 months or 12 months canceled checks for a private landlord.		04/05/2017: Received evidence of 12 months rental payment history. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; DTI is lower than guideline maximum :  UW Guides maximum DTI of 45%, loan qualified with DTI of 28.89%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  73.10 months reserves

300322748	02d52a98-b8e3-4bbe-b8c1-df63935ab085	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X,XXX.XX.
03/30/17: We respectfully disagree with the noted findings. It appears that the counterparty may have used an incorrect index or did not round the fully indexed rate to the next highest 1/8th percentage point as  instructed on the Addendum to the Note. The correct index to be used is 0.XXX% and a margin of 2.5% which equates to X.XXX. Rounding up to the nearest 1/8th equates to a fully indexed rate of X.XXX%. (I have attached a screen shot from our XXX system evidencing the fully indexed rate to be used). Furthermore, I have also supplied a screen shot of the TOP/TIP calculation worksheet to evidence TOP/TIP figures reflected on the post consummation CD are correct.

04/07/2017:  Audit recalculated TIP/TOP utilizing Lender’s index.  Figures are now within tolerance. Condition cleared. 04/03/17: Lender provided the index of X.XXX% and a margin of 2.5% .Further the note per the addendum is rounded to the next highest 1/8th percentage point. Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300322748	09e9a307-8614-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing funding CD.		04/03/17: Funding CD provided. Condition cleared.
300322748	28aa8098-4b19-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Per lender guidelines, interest only loans are qualified using the remaining term at the end of the interest only period. Payment of $X,XXX.XX calculated using the introductory rate as it was greater than the fully indexed rate and used for qualification purposes. DTI of 45.47% fails lender's max DTI as well as ATR DTI of 45%..
04/17/2017: Audit reviewed original loan file and removed open account as a debt. The balance owing was deducted from assets. Sufficient reserves verified. DTI 44.87%. Condition cleared.
300322748	39b52e64-7d2c-4413-9bb0-947b802e4eec	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
Per lender guidelines, interest only loans are qualified using the remaining term at the end of the interest only period. Payment of $X,XXX.XX calculated using the introductory rate as it was greater than the fully indexed rate and used for qualification purposes. DTI of 45.47% fails lender's max DTI as well as ATR DTI of 45%.
04/17/2017: Audit reviewed original loan file and removed open account as a debt. The balance owing was deducted from assets. Sufficient reserves verified. DTI 44.87%. Condition cleared.
300322748	52b22d2e-2be1-4d59-9ca0-a8e6b0db5260	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
300322748	75d74c86-3614-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final Closing Disclosure reflects Recording fees in Section E that are not itemized for deed or mortgage.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 04/10/2017:  Per Compliance, clerical errors can only be made within 60 days of loan consummation and finding is deemed material. 4/03/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300322748	cd3691a2-93ab-4160-9cc2-8a86fcfcef7e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The CA License Number of the Settlement Agent or Company is missing.
04/10/2017:  Non-material finding.  Loan will be rated a B.4/03/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300322748	cf45e647-8848-4c42-bfd9-3769fda4edf8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Escrow Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title - Escrow Fee and did not use the provider on the WLSP. All the title service provider fees should be listed in section C. The post consummation CD is > 60days from closing.  No cure

04/14/2017:  Received explanation letter and post consummation CD > 60 days from consummation.  Per Compliance, there is no cure under the TRID rule under the TILA 130(b) for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  Finding is deemed material.04/25/2017:  SFIG guidance adopted, TILA 130(b) cure within 60 days of discovery is allowed.

300322748	d8d3c48e-d07c-419a-93e6-d7e4720fc04b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs. actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed.
03/30/17: We respectfully disagree with the noted findings. It appears that the counterparty may have used an incorrect index or did not round the fully indexed rate to the next highest 1/8th percentage point as  instructed on the Addendum to the Note. The correct index to be used is 0.XXX% and a margin of 2.5% which equates to X.XXX. Rounding up to the nearest 1/8th equates to a fully indexed rate of X.XXX%. (I have attached a screen shot from our LOS system evidencing the fully indexed rate to be used). Furthermore, I have also supplied a screen shot of the TOP/TIP calculation worksheet to evidence TOP/TIP figures reflected on the post consummation CD are correct.

04/07/2017:  Audit recalculated TIP/TOP utilizing Lender’s index.  Figures are now within tolerance. Condition cleared. 04/03/17: Lender provided the index of X.XXX% and a margin of 2.5% .Further the note per the addendum is rounded to the next highest 1/8th percentage point. Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300322748	e5f2105c-f53c-4fa2-bf7d-82d7ffcd1765	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

03/30/17: Please see the initial CD dated XX/XX/XXXX attached. Per the disclosure snapshot, the initial CD was e-disclosed to the borrower on XX/XX/XXXX. The borrower received and viewed the disclosure packaged on XX/XX/XXXX at 3:36PM. Per the XXXX TRID guide, the borrower is only required to receive the initial CD at least 3 days before consummation, but makes no requirement for a signature. No violation has occurred.

04/06/2017:  Received evidence initial CD was acknowledged.  Timing requirement met.  Condition cleared.04/03/17: The e disclosure tracking provided, does not indicate receipt of the initial closing disclosure within 3 days of consummation. Please provide the tracking summary showing receipt/acknowledgement of receipt of the specific document. Condition maintained.

300322753	ada10884-e5cf-46f1-9199-c403ebdb90e4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		08/04/2017: Received attestation no affiliates. Condition cleared.
300322756	1e447bfe-9814-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Loan Estimate dated XX/XX/XXXX reflects the fee for Homeowner's Dues (optional) in section F. Prepaids. Optional services are required to be disclosed in Section H, Other.		04/04/2017: Non-material finding. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	2a5f605c-9314-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		04/03/2017: XXX is reflected on updated approval list. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	2f7537d6-8a56-48a4-bf39-39d55244f836	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the final Closing Disclosure is missing the explanation HOA for the field Other
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	30f15080-6029-4c68-b9ee-6163bcab3a80	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The email and license ID number of the Borrowers Real Estate Broker and the Sellers Real Estate Broker is missing. In addition, the Settlement Agent's license ID number is missing.
04/10/2017: Non-material finding. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	7fa47959-9150-474f-a353-3c495e666fbb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD is missing required data under the General Information section for the field titled Seller. The Sellers address is missing.		04/10/2017: Non-material finding. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	8449235b-9814-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX is missing the explanation HOA for the field Other.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	89292bbd-9714-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/04//2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	a28a3e12-6236-40ec-960b-a287fba34608	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
Consulted with Compliance and it was determined this exception is considered as an Ability to Repay deficiency.  The amount of insurance required is $X,XXX,XXX vs. the actual amount of coverage $X,XXX,XXX. The amount of coverage is short by $XXX,XXX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.
04/11/2017: Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	cae49e92-3a3d-492d-aeae-9e6ef403027a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	d1c195d1-a814-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The amount of insurance required is $X,XXX,XXX vs. the actual amount of coverage $X,XXX,XXX. The amount of coverage is short by $XXX,XXX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.
04/11/2017: Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322756	d5b64b1f-9314-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number is not consistent between the Appraisal, Title and the Mortgage.		05/04/2017: APN numbers are acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.753%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.10 months reserves

300322757	1a4c6b8f-2011-4f74-b483-598335a42cc3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The CD's in file are missing the description for the "other" as HOA dues.
04/20/2017:  Per further Compliance review, correction within 60 days of discovery is allowed.  Loan will be rated a B.4/17/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.
LTV is lower than guideline maximum LTV is 70%; DTI is lower than guideline maximum DTI is lower than guideline minimum.; No Mortgage Lates No mortgage lates on credit
300322757	38d72956-ff13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		04/03/2017: XXX is reflected on updated approval list. Condition cleared.			LTV is lower than guideline maximum LTV is 70%; DTI is lower than guideline maximum DTI is lower than guideline minimum.; No Mortgage Lates No mortgage lates on credit
300322757	3f738a1e-068a-4986-9628-d882027df542	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE's in file are missing the description for the "other" as HOA dues.
05/09/17: Client has adopted SFIG guidance.  Loan will be graded a B. 4/17/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.
LTV is lower than guideline maximum LTV is 70%; DTI is lower than guideline maximum DTI is lower than guideline minimum.; No Mortgage Lates No mortgage lates on credit
300322757	87728cfc-ea19-4284-81a8-87c5991e9802	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.			LTV is lower than guideline maximum LTV is 70%; DTI is lower than guideline maximum DTI is lower than guideline minimum.; No Mortgage Lates No mortgage lates on credit
300322757	91d51016-bb14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing Closing Disclosure / CD Not in File	Missing the funding CD.
04/20/2017:  Received explanation letter and post consummation CD > 60 days from consummation.  Per Compliance, TILA 130(b) - within 60 days of discovery is allowed.  Loan will be rated a B.04/17/2017:  The CD provided has a different disbursement date and cash to close than the Borrower's final ALTA Statement, page 17. Condition remains.04/04/2017:  The CD provided has a different disbursement date and cash to close than the Borrower's final ALTA Statement, page 17. Condition remains.
LTV is lower than guideline maximum LTV is 70%; DTI is lower than guideline maximum DTI is lower than guideline minimum.; No Mortgage Lates No mortgage lates on credit
300322757	9b2c7503-f8ca-43c6-b74d-c15c1de573b1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller's closing disclosure.		04/17/17: Seller CD provided. Condition cleared.			LTV is lower than guideline maximum LTV is 70%; DTI is lower than guideline maximum DTI is lower than guideline minimum.; No Mortgage Lates No mortgage lates on credit
300322757	d1c7a5f4-ba14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The CD's in file are missing the itemization of the recording fee for either mortgage or deed.
04/20/2017:  Per further Compliance review, correction within 60 days of discovery is allowed.  Loan will be rated a B.04/17/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.
LTV is lower than guideline maximum LTV is 70%; DTI is lower than guideline maximum DTI is lower than guideline minimum.; No Mortgage Lates No mortgage lates on credit
300322775	4af16c53-29d2-4a3b-a630-25b932388090	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
300322783	5d077c51-6e29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Recording Fees (Section E) are not itemized on the Final CD nor the Post Consummation CD.		04/26/2017: Issue deemed non-material under SFIG guidance
 No Mortgage Lates Borrower has 33 months Mortgage History 0x30.; FICO is higher than guideline minimum FICO Score is 760.  Minimum required per Guidelines is 680.; DTI is lower than guideline maximum DTI Ratio of 39.31% is below max allowed of 45%.; General Comp Factor 1 Borrowers oldest open/active tradeline was opened 2/84 with no lates.

300322783	92cafaf1-7f5b-4f73-9ccb-523ca8e814d5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/02/2017: Received attestation no affiliates. Condition cleared.
 No Mortgage Lates Borrower has 33 months Mortgage History 0x30.; FICO is higher than guideline minimum FICO Score is 760.  Minimum required per Guidelines is 680.; DTI is lower than guideline maximum DTI Ratio of 39.31% is below max allowed of 45%.; General Comp Factor 1 Borrowers oldest open/active tradeline was opened 2/84 with no lates.

300322783	e119dd5c-5a29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/04/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
 No Mortgage Lates Borrower has 33 months Mortgage History 0x30.; FICO is higher than guideline minimum FICO Score is 760.  Minimum required per Guidelines is 680.; DTI is lower than guideline maximum DTI Ratio of 39.31% is below max allowed of 45%.; General Comp Factor 1 Borrowers oldest open/active tradeline was opened 2/84 with no lates.

300322784	09dbaade-0229-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Added 04/24/2017: Co-borrower's business license is greater than 30 days prior to note date.
05/01/17: Business license dated XX/XX/XXXX which is within 90 days of Note date.  XXXX-XXXX tax returns are prepared by a CPA and EIN matches the transcripts. Signed business returns 567,568, signed personal returns 520,521. Verification of employment can be in form of CPA prepared tax returns for most recent two years and must correspond to transcripts to ensure that is what was filed. Preparer should reflect CPA also on transcripts via tax id number. Condition cleared. 04/28/2017:  Pending Client exception review

300322784	13a4b8be-4816-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property is located in a FEMA disaster area.	04/07/2017: Post disaster inspection	04/07/2017: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.
300322784	880cd2ac-4716-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	The appraiser identified on the appraisal is not included on the Lender Approved Appraiser list.		04/07/2017: XXX is reflected on updated approval list. Condition cleared.04/03/2017: Unable to locate appraiser or management company on approval lists. Condition remains.
300322784	98252c68-4816-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Hazard Insurance Declaration	The condo hazard insurance blanket policy declaration page is missing from the loan file.		04/04/2017: Audit reviewed original loan file. Per Mortgage Rider and Appraisal, subject property is a PUD. Condition rescinded.
300322784	9d9bb815-d09f-4eab-bfa5-9d606a289b15	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	B	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate
Maximum First Five Years date is disclosed inaccurately. The lender is required to disclose the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. Lender utilized the first payment date, which is inaccurate. In order to cure, the lender is required to provide: Notification of the error to the borrower, re-disclosed TIL, evidence of shipment to borrower and evidence of reopening of rescission, if applicable.
4/24/2017: Client acknowledges the first payment date as the max five year first adjustment date. Loan will be graded a B.
300322784	e736ac0b-4816-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing VVOE on CoBorrower. License verification in file is greater than 21 days old exceeding lender guidelines.	04/07/2017: Please see response attached.
05/01/17:    Business license dated XX/XX/XXXX which is within 90 days of Note date.  XXXX-XXXX tax returns are prepared by a CPA and EIN matches the transcripts. Signed business returns 567,568, signed personal returns 520,521. Verification of employment can be in form of CPA prepared tax returns for most recent two years and must correspond to transcripts to ensure that is what was filed. Preparer should reflect CPA also on transcripts via tax id number. Condition cleared. 04/28/2017:  Pending Client exception review04/24/2017:  Condition reactivated. Co-borrower's business license is greater than 30 days prior to note date. 04/07/2017: Audit reviewed the Lender Rebuttal, and has determined that the Business License was date within 90 days of the Note. Condition rescinded.

300322790	2c6d0518-0513-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	The appraiser is not on the approved appraiser list		03.30.2017: Missing evidence of utilizing an approved appraiser is not part of the 8 elements for ATR review. Condition rescinded.
300322790	5db352ce-fbee-440a-a0c5-0d6fee23a051	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure was not provided within 3 days of application.	Loan switched from FRM to ARM 9/23/15 and new disclosures were issued	03/29/2017: Audit reviewed original loan file. Change in circumstance changing loan program from FRM to 7/1 ARM dated x/xx/xxxx provided. Condition rescinded.
300322790	6ee66e1d-ec12-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA appraisal review.		03/27/2017: CDA provided reflecting a value of $XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300322790	7588aafc-299b-455f-b70f-b784b4296230	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate
Final TIL in file reflects the incorrect data for Maximum First Five Years and First Adjustment dates. Final TIL has Maximum First Five Years date as XX/XX/XXXX while actual date should be XX/XX/XXXX. Final TIL has the First Adjustment date as XX/XX/XXXX while actual date should be XX/XX/XXXX.

4/24/2017: Client acknowledges the first payment date as the max five year first adjustment date. Loan will be graded a B.03/29/2017:  The lender would need to re-disclose the TIL with TILA Cure:  Notification of the error (i.e., the letter to borrower) Reopening of rescission, if applicable,  Re-disclosed TIL, Evidence of shipment for evidentiary purposes.03/29/2017:  Per Compliance, for the First Adjustment column, the lender is correct that the accurate date is XX/XX/XXXX. For the Max 5 Year column, the lender disclosed the first payment date Audit maintains its position that pursuant to 12 CFR 1026.18(s)(2)(i)(B)(2), the creditor is required to disclose, "the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply." In a loan transaction where the interest rate is fixed for a period beyond five years from the first payment due date, the earliest date from which that same interest rate would apply would be the rate starting from the date the borrower is contractually bound to the transaction, i.e. consummation. The initial rate from consummation is the same as the maximum rate in five years after the date on which the first regular periodic payment will be due, thus for disclosure purposes, it then follows that the earliest date from which said rate would apply would be consummation. Condition remains 03/29/2017:  Pending Compliance review

300322790	8cebf746-0513-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	The appraiser is not on the approved appraiser list.		03/30/2017: Received evidence XXX is on updated approval list. Condition cleared.
300322790	9b805e94-8512-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/30/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300322790	bbb3454a-8612-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/30/2017: Non-material finding. Loan will be rated a B.03/29/2017: Page 105 reflects affiliates. Condition remains.
300322793	272485fe-5d16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/06/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.43%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

300322793	3c3eee1b-759d-4c71-9862-3b0cc92cfd53	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Closing Disclosures are missing the payee for the Notary fee
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.43%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

300322793	47141c1a-5f16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing Social Security Awards letter.		04/04/2017: Received Social Security awards letter. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.43%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

300322793	55bbad6b-ce55-43bc-af5f-24f823322068	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the affiliated business disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.43%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

300322793	67f0a7b2-5e45-4521-9e79-8777cecc1bfe	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing evidence of Social security Awards letter.		04/04/2017: Received Social Security awards letter. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.43%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

300322793	712ddf4e-5b16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Closing Disclosures Section E did not list a breakdown of the fees
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.43%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

300322793	a26987bb-b80a-4079-95ea-d5e37365bda2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the Closing disclosure is missing the explanation HOA for the field Other.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.43%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

300322800	0060b16b-fc12-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Recording Fee listed in Section E of the final Closing Disclosure did not contain a breakdown of the payment or the payee.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 04/10/2017:  Per Compliance, clerical errors can only be made within 60 days of loan consummation and finding is deemed material. 04/06/2017:  Per Compliance, clerical errors can only be made within 60 days of loan consummation and finding is deemed material. 04/04/2017:  Pending Compliance review03/30/2017:  The post consummation CD and explanation letter are dated > 60 days post-closing.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.67%; No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported

300322800	1c3c1381-c28d-4de8-828a-55039029ea80	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
The amount of insurance required is $XXX,XXX vs. the actual amount of coverage $XXX,XXX. The amount of coverage is short by $XXX,XXX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.

05/03/2017:  Evidence of 150% coverage provided.  Condition cleared.04/17/2017:  Pending Client review04/10/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.67%; No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported

300322800	6ccf523e-0d13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The amount of insurance required is $XXX,XXX vs. the actual amount of coverage $XXX,XXX. The amount of coverage is short by $XXX,XXX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.

05/03/2017:  Evidence of 150% coverage provided.  Condition cleared.04/17/2017:  Pending Client review04/10/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.03/29/2017:  Audit does not allow the use of estimated cost new from the appraisal.  A cost estimator from the insurance company is required.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.67%; No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported

300322800	ef557268-4279-407e-b0bf-2cc061f2446b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business disclosure was not included in the file.		03/30/2017: Non-material finding. Loan will be rated a B.03/29/2017: Page 104 reflects affiliates. Condition remains.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.67%; No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported

300322807	04217497-96af-4713-986d-da93c0247617	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated xx/xx/xxxx reflects Total Interest Percentage (TIP) of 83.90% vs actual TIP of 82.338% with a difference of 1.562% over-disclosed. No Cure.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322807	0b459e10-7834-485f-bbae-0f2bbc0145ae	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure was not provided in file.		04/12/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322807	27e2fae3-1816-40d6-84b9-3d3bda3b9e90	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.		04/06/2017: Received evidence of E-consent. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322807	28db1fa3-3ddf-4455-9aa9-397d545d68c8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The CD dated xx/xx/xxxx reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX,XXX.XX.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322807	734dd30b-c8ff-4617-9997-92f6bb252364	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	46.033% ATR DTI > 45% max allowed
05/08/2017: Audit re-analyzed the loan file, and has determined that the final CD reflects a payoff of debt for $X,XXX/$X,XXX monthly. Removed the monthly debt payment of $X,XXX which was included in DTI, and updated DTI is 44.35%.  Condition cleared.05/05/2017:  Audit reviewed income, PITI and debts.  Audit income is $X,XXX.  Audit insurance $X,XXX (page 315) vs. Lender $X,XXX.  Audit debts $X,XXX vs. Lender $X,XXX.  It appears Lender did not include an installment loan for $X,XXX/month. Condition remains.04/21/17: Audit used a more conservative calculation for the borrower’s total income:  $X,XXX compared to $X,XXX.  Social Security:  $X,XXX + 2 year average S Corp.# 1: $X,XXX, 2 year average S Corp. #2: $X,XXX and 2 year average Partnership: $X,XXX. Total income $X,XXX + $X,XXX = $X,XXX. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322807	804b0d91-8618-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	46.033% ATR DTI > 45% max allowed
04/19/17: We disagree with the noted exception. XXXX reviewer did not provide any details as to what the main factor is affecting their DTI calculation. However, we can confirm that the loan was approved at a DTI of 43%. Originating underwriter used the introductory rate of 4% (since higher than fully indexed rate) and remaining term at the end of the interest only period to arrive at a mortgage payment of $X,XXX.XX(see screen shot below from our LOS system). Please re-visit as no violations have occurred.Breakdown is as follows: $XX.XXX.XX(XXXX.XX 1st mtg pymt + $XXX 2nd mtg pymt + XXX.XX Ins + XXXX.XXtax) + $X,XXX.XX(other debt) = $XX,XXX.XX total monthly debt / $X,XXX total income = 43.13%.

05/08/2017: Audit re-analyzed the loan file, and has determined that the final CD reflects a payoff of debt for $XXXXX/XXX monthly. Removed the monthly debt payment of $XXX which was included in DTI, and updated DTI is 44.35%.  Condition cleared. 05/05/2017:  Audit reviewed income, PITI and debts.  Audit income is $X,XXX.  Audit insurance $XXX (page 315) vs. Lender $XXX.  Audit debts $XXXX vs. Lender $XXXX.  It appears Lender did not include an installment loan for $XXX/month. Condition remains.04/21/17: Audit used a more conservative calculation for the borrower’s total income:  $X,XXX compared to $X,XXX.  Social Security:  $X,XXX + 2 year average S Corp.# 1: $X,XXX, 2 year average S Corp. #2: $X,XXX and 2 year average Partnership: $X,XXX. Total income $X,XXX + $X,XXX= $X,XXX. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322807	883b0301-2d1c-4d56-a851-be3dc6041332	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing CHARM Booklet	CHARM Booklet was not provided in file.		04/06/2017: Received evidence Borrower was provided the Charm Booklet within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322807	bf950a9c-9d18-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		04/07/2017: XXX is reflected on updated approval list. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322807	d40c4404-3e16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/10/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322807	d59fda9c-78f5-455b-9f14-5fe6d5f6ea3f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX a month vs. the calculated value of $XXXX a month. The lender used the incorrect amount of $XXXX for the taxes/hazard insurance vs. the actual amount of $XXXX.
04/06/2017: Non-material finding. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months reserves; Years Self Employed Borrower has 25 years Self Employed

300322810	7177e49c-91f2-4cf4-a4cc-96733796f1a8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/02/2017: Received attestation no affiliates. Condition cleared.
300322810	e6c14cac-6e5f-4810-90e5-ef61e16a71d3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The funding Closing Disclosure dated XX/XX/XXXX reflects the fee for Certificate of Compliance $XXX, Certificate of Compliance $XX and Termite Clearance Work by 3rd $XX (optional) and paid by the seller in section C. Optional services are required to be disclosed in Section H, Other.  Provide corrected CD and LOE to the Borrower.
05/05/2017 Finding rescinded as non-material, finding will be given B grade.
300322810	f07bd643-041e-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The funding Closing Disclosure dated XX/XX/XXXX Section E does not provide a breakdown of the recording fees. In addition, Section H is missing the Payee for HOA Dues of $X.XX		05/05/2017 Finding rescinded as non-material, finding will be given B grade.
300322810	f226dbff-fb1d-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	B	B	VB	B	B	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster are. Inspection post incident date was not provided.		04/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300322819	3f197d3c-5672-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure.		08/02/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720; Years in Field Borrower has 11 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.5 months reserves

300322819	4a986350-1e73-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/01/2017: CDA provided reflecting a value of $XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720; Years in Field Borrower has 11 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.5 months reserves

300322819	688163e4-218c-458e-8f71-ad7be38d27d2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of 74.830% vs actual TIP of $73.579% with a difference of 1.251% over-disclosed. Provide corrected CD and LOE to the Borrower.		07/28/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720; Years in Field Borrower has 11 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.5 months reserves

300322819	896938d5-5772-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	LTV exceeds guidelines	The actual LTV of 75% exceeded the 70% maximum allowed per guidelines. No exception in file.		08/02/2017: Audit acknowledges the client approved exception for LTV exceeding guides by 5%. Loan will be rated a B.08/01/2017: Pending Client exception review.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720; Years in Field Borrower has 11 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.5 months reserves

300322819	afc474ee-5572-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The 1008 or Underwriter Approval is missing from the file.		08/01/2017: Received Lender's approval. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720; Years in Field Borrower has 11 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.5 months reserves

300322819	b768fcab-4b72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided		08/07/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720; Years in Field Borrower has 11 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.5 months reserves

300322819	e1408298-3c72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		08/01/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720; Years in Field Borrower has 11 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.5 months reserves

300322819	f78c2aa5-5972-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final Closing Disclosure does not list the number of months for property taxes and homeowners insurance .		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720; Years in Field Borrower has 11 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.5 months reserves

300322830	14dec0d0-dfc8-4211-a409-2dc994a61b8e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Provide the Affiliated Business Disclosure or Lender Attestation of no Affiliation. The disclosure was not provided in file.		03/31/2017: Non-material finding. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.178%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 23.10  months reserves, loan qualified with  8.30 months reserves

300322830	1b529988-b149-46b8-acf5-09f7de9ff4ab	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XX and  XX/XX/XX reflects a Credit Report Fee of $XX and a no Tax Service Fee, with no resulting CoC for any subsequent disclosures. The LE dated XX/XX/XX and XX/XX/XXXX and the initial, final and funding CD reflects a Credit Report Fee of $XX and a Tax Service Fee of $XX. resulting in a $XX refund due for cure.

05/09/2017: Client has adopted SFIG guidance, under SFIG, lender provided the corrected post close CD dated within XX days of discovery, copy of the refund in the amount of $XX, along with the LOE to the borrower are deemed acceptable. Loan will be graded a B for all agencies.5/09/2017: Cure violation, finding remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.178%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 23.10  months reserves, loan qualified with  8.30 months reserves

300322830	3ca770fd-75bd-4745-986a-135dd933dd96	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Appraisal not performed by an approved Appraiser as required by Guidelines.		03.30.2017: Missing evidence of utilizing an approved appraiser is not part of the 8 elements for ATR review. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.178%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 23.10  months reserves, loan qualified with  8.30 months reserves

300322830	4d8c5a2a-2213-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		04/03/2017: Appraiser is reflected on updated approval list. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.178%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 23.10  months reserves, loan qualified with  8.30 months reserves

300322830	bdfa51ea-4444-4c82-9595-334413411ad4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on initial, final and funding CD is missing the description "HOA Fees" next to the field Other.
44/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within XX days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.  04/20/2017:  Cleared in error, missing explanation letter.  Condition remains.04/25/2017:  SFIG guidance adopted, TILA 130(b) cure within XX days of discovery is allowed.04/20/2017:  Per Compliance, TILA 130(b) - within XX days of discovery is allowed.  Loan will be rated a B.04/17/2017:  Received post consummation CD >XX days from consummation.  Per Compliance, there is no cure under the TRID rule under the TILA 130(b) for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.  Finding is deemed material.4/10/2017: Document provided does not clear this condition. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.178%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 23.10  months reserves, loan qualified with  8.30 months reserves

300322830	ed0e01d9-2213-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Funding Closing Disclosure Section H is missing the payee for HOA Transfer Fee.
4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within XX days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.  04/20/2017:  Received post consummation CD > XX days from consummation.  Per Compliance, TILA 130(b) - within XX days of discovery is allowed.  However, explanation letter not provided.  Condition remains.04/18/17: CD's provided are not for the borrowers. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.178%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 23.10  months reserves, loan qualified with  8.30 months reserves

300322831	b88065df-96e9-4db5-8c81-25a7ecb953e6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XX reflects an Appraisal Fee of $XXX with no resulting CoC for any subsequent disclosures. The LE dated XX/XX/XX reflects an Appraisal Fee of $XXX resulting in a $X refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

7/11/2017: Proof of delivery provided is deemed acceptable. Loan will be graded a B for all agencies. 7/5/2017: Corrected CD, LOE and refund check within XX days of discovery provided. Evidence of proof of delivery was not provided. Condition remains.5/09/2017: Lender stated “ Exception cannot be cleared and will remain.” Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within XX days of discovery along with LOE and refund check are deemed acceptable.  5/09/2017: Lender stated “ Exception cannot be cleared and will remain.” Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE and refund check are deemed acceptable.

300322831	bd3b4bcb-761d-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300322831	db3b11b5-831d-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section H of the initial CD dated XX/XX/XX, final CD dated XX/XX/XX and the funding CD dated XX/XX/XX is missing the payee for the Natural Hazard Report Fee. Provide corrected CD and letter of explanation to the Borrower.
05/05/2017 Finding non-material, will be given B grade.
300322831	e14e305d-d1c4-4f41-a541-073f78db3fea	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected a total of payments as $XXXXXX. The actual total of payments is $XXXXXX, an over disclosure of $XX.		04/09/2017 Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.
300322831	e6c95281-8042-4f7f-9ec8-2664387f67ee	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/02/2017: Received attestation no affiliates. Condition cleared.
300322835	105dc31b-a801-4ba0-9685-45af2830f0ce	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fee for Deed/ Mortgage was not itemized on the Closing Disclosures.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within XX days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Total Monthly Payments are lower with debt consolidation Borrower has 15 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88.20 months reserves

300322835	277d8db3-682c-48e0-8fc5-9ea1f8ea719a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Total Monthly Payments are lower with debt consolidation Borrower has 15 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88.20 months reserves

300322835	a9ece8b9-2516-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	A desk review of the original appraisal was missing from the loan file.		04/05/2017: Received acceptable desk review. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Total Monthly Payments are lower with debt consolidation Borrower has 15 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88.20 months reserves

300322835	f28f2071-bd14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		04/07/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Total Monthly Payments are lower with debt consolidation Borrower has 15 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88.20 months reserves

300322835	f76de20f-5215-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on all Loan Estimates and Closing Disclosures are missing the explanation HOA for the field Other.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within XX days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Total Monthly Payments are lower with debt consolidation Borrower has 15 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88.20 months reserves

300322839	1c5fc7fd-2808-4fb4-92e2-d9a6c4bd3bd1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure was not provided in the file.		04/12/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW guides allow a maximum DTI of 45%; loan qualified with DTI of 44.36%; FICO is higher than guideline minimum UW guides allow a minimum FICO of 680; loan qualified with FICO of 782; Years on Job Borrower has 12.5 years on job.

300322839	5f382e45-3e15-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines		04/03/2017: XXX is reflected on updated approval list. Condition cleared.
 DTI is lower than guideline maximum UW guides allow a maximum DTI of 45%; loan qualified with DTI of 44.36%; FICO is higher than guideline minimum UW guides allow a minimum FICO of 680; loan qualified with FICO of 782; Years on Job Borrower has 12.5 years on job.

300322839	d7f0ecce-7015-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number Settlement Agent is missing.		04/10/2017: Non-material finding. Loan will be rated a B.
 DTI is lower than guideline maximum UW guides allow a maximum DTI of 45%; loan qualified with DTI of 44.36%; FICO is higher than guideline minimum UW guides allow a minimum FICO of 680; loan qualified with FICO of 782; Years on Job Borrower has 12.5 years on job.

300322839	d88e2a7b-7015-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The closing CD does not reflect a payee for the Home warranty under section H.		03/30/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
 DTI is lower than guideline maximum UW guides allow a maximum DTI of 45%; loan qualified with DTI of 44.36%; FICO is higher than guideline minimum UW guides allow a minimum FICO of 680; loan qualified with FICO of 782; Years on Job Borrower has 12.5 years on job.

300322839	e3caf258-7015-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The disclosure tracking log reflects initial CD issued XX/XX/XXXX. This CD is missing from the loan file.		04/05/2017: Received executed initial CD. Timing requirement met. Condition cleared.
 DTI is lower than guideline maximum UW guides allow a maximum DTI of 45%; loan qualified with DTI of 44.36%; FICO is higher than guideline minimum UW guides allow a minimum FICO of 680; loan qualified with FICO of 782; Years on Job Borrower has 12.5 years on job.

300322843	92674cb2-f2ed-4c66-ace9-fbca6c66c367	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	B	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate
Maximum First Five Years date is disclosed inaccurately. The lender is required to disclose the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. Lender utilized the first payment date, which is inaccurate. In order to cure, the lender is required to provide: Notification of the error to the borrower, re-disclosed TIL, evidence of shipment to borrower and evidence of reopening of rescission, if applicable.
4/24/2017: Client acknowledges the first payment date as the max five year first adjustment date. Loan will be graded a B.
300322844	2854e6ba-5b16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraiser is not on approved vendor list.		04/07/2017: XXX is reflected on updated approval list. Condition cleared.04/03/2017: Unable to locate appraiser or management company on approval lists. Condition remains.
300322844	673a3267-5b16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to Obtain Final TIL	Final TIL was not provided.		04/05/2017: Received final TIL. Condition cleared.
300322844	c70a4ad3-5b16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	Note was not provided.		04/05/2017: Received Note. Condition cleared.
300322855	3205be9a-2dcb-4923-8ff7-6d3cc35fdb44	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/02/2017: Received attestation no affiliates. Condition cleared.
300322855	e6829845-f529-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required.		05/04/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
300322855	e963a95f-635c-4db1-b5b5-672c330b484b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID, Contact Name, and Phone # of the Settlement Agent is missing.  Post CD reflects the License ID but does not reflect the Contact Name and Phone#.  Additionally, the cure was made greater than XX days from the Note date.
4/25/2017- SFIG Out of Scope
300322855	f04e7ace-a71f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property is located in a FEMA declared disaster area; disaster date of XX/XX/XX. Inspection post incident date was not provided.		05/03/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300322858	18e4683f-cc13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/04//2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW guides require a maximum DTI of 45%; loan qualified with a DTI of 33.46%; FICO is higher than guideline minimum UW guides require a minimum FICO of 700; loan qualified with a FICO of 701; Years on Job Borrower has 16 years on job.

300322858	589ac781-cb13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		04/03/2017: XXX is reflected on updated approval list. Condition cleared.
 DTI is lower than guideline maximum UW guides require a maximum DTI of 45%; loan qualified with a DTI of 33.46%; FICO is higher than guideline minimum UW guides require a minimum FICO of 700; loan qualified with a FICO of 701; Years on Job Borrower has 16 years on job.

300322858	a9175a53-8b35-4843-90c3-2bd3330073b3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure was not provided in the file.		04/12/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW guides require a maximum DTI of 45%; loan qualified with a DTI of 33.46%; FICO is higher than guideline minimum UW guides require a minimum FICO of 700; loan qualified with a FICO of 701; Years on Job Borrower has 16 years on job.

300322858	df1609ad-cb13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Appraisal not performed by an approved Appraiser as required by Guidelines.		03.30.2017: Missing evidence of utilizing an approved appraiser is not part of the 8 elements for ATR review. Condition rescinded.
 DTI is lower than guideline maximum UW guides require a maximum DTI of 45%; loan qualified with a DTI of 33.46%; FICO is higher than guideline minimum UW guides require a minimum FICO of 700; loan qualified with a FICO of 701; Years on Job Borrower has 16 years on job.

300322879	2fa11d3c-ab47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance was collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. On the final Closing Disclosure a breakdown of the recording fees is missing.
06/02/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 19.45%; Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualified with 47.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757

300322879	46e26d24-b54c-4186-94be-937fe5c1a8df	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	The Lender's guidelines require a YTD Profit and Loss Statement. The loan file is missing the P&L for the co-Borrower's partnership.
06/09/2017:  Lender's guidelines do not require P&L and Balance Sheet if income is not used to qualify.  Income from business C was not used.  Condition cleared.06/07/2017:  Lender's guidelines require a P&L and Balance Sheet if the borrower hasXX% or greater ownership in the business.   Received P&L and Balance Sheet for business A on Schedule E Part II.  Missing P&L and Balance Sheet for business C of which borrower is XX% owner.  Condition remains.

 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 19.45%; Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualified with 47.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757

300322879	7b5f394c-7e4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	The loan file is missing the Balance Sheet for the co-Borrower's partnership.
06/09/2017:  Lender's guidelines do not require P&L and Balance Sheet if income is not used to qualify.  Income from business C was not used.  Condition rescinded.06/07/2017:  Lender's guidelines require a P&L and Balance Sheet if the borrower has XX% or greater ownership in the business.   Received P&L and Balance Sheet for business A on Schedule E Part II(Wayne Provisions/Premier Meats).  Missing P&L and Balance Sheet for business C (GH Properties) of which borrower is XX% owner.  Condition remains.

 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 19.45%; Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualified with 47.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757

300322879	dc73514c-aa47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. The co-borrowers did not receive documents electronically.		6/2/2017: Per SFIG, finding is non-material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 19.45%; Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualified with 47.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757

300322879	e749bbba-a147-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 19.45%; Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualified with 47.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757

300322879	ff29f506-bd47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	The Lender's guidelines require a YTD Profit and Loss Statement. The loan file is missing the P&L for the co-Borrower's partnership.
06/09/2017:  Lender's guidelines do not require P&L and Balance Sheet if income is not used to qualify.  Income from business C was not used.  Condition rescinded.06/07/2017:  Lender's guidelines require a P&L and Balance Sheet if the borrower has XX% or greater ownership in the business.   Received P&L and Balance Sheet for business A on Schedule E Part II.  Missing P&L and Balance Sheet for business C of which borrower is XX% owner.  Condition remains.

 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 19.45%; Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualified with 47.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757

300322882	385af6fd-da13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing initial closing disclosure.		04/05/2017: Received executed initial CD. Timing requirement met. Condition cleared.
 DTI is lower than guideline maximum UW guides require maximum DTI of 45%; loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 728; Years on Job Borrower has 30 years in profession.

300322882	4e818b07-c9f7-470a-b2f5-9308d036de2f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	CHARM Booklet not provided in 3 standard business days of lender of record application date	The CHARM booklet was not provided within 3 days of application.		04/05/2017: Received evidence of Lender's application date and evidence disclosure was provided within 3 days. Condition cleared.
 DTI is lower than guideline maximum UW guides require maximum DTI of 45%; loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 728; Years on Job Borrower has 30 years in profession.

300322882	61bd3e70-d913-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	The appraiser is not on the approved list of appraisers.		03.30.2017: Missing evidence of utilizing an approved appraiser is not part of the 8 elements for ATR review. Condition rescinded.
 DTI is lower than guideline maximum UW guides require maximum DTI of 45%; loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 728; Years on Job Borrower has 30 years in profession.

300322882	670d2b3b-1af4-4ae6-b854-cac2d7790a1c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Address, License Number, email, and phone of the Borrowers Real Estate Broker is missing.
04/10/2017:  Non-material finding.  Loan will be rated a B.4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW guides require maximum DTI of 45%; loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 728; Years on Job Borrower has 30 years in profession.

300322882	8092d93e-b813-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title -Recording Service fee and Archive fee charged by the settlement service provider in section C of the final Closing Disclosure is missing the payee.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B.4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW guides require maximum DTI of 45%; loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 728; Years on Job Borrower has 30 years in profession.

300322882	8a08af1d-5abb-4a91-81f0-c2140a34fd09	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM loan program disclosure was not provided within 3 days of application.		04/05/2017: Received evidence of Lender's application date and evidence disclosure was provided within 3 days. Condition cleared.
 DTI is lower than guideline maximum UW guides require maximum DTI of 45%; loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 728; Years on Job Borrower has 30 years in profession.

300322882	c0fda513-b713-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/05//2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW guides require maximum DTI of 45%; loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 728; Years on Job Borrower has 30 years in profession.

300322882	da3a7111-db13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Borrower did not receive three specific days from initial CD to consummation due to missing initial CD.		04/05/2017: Received executed initial CD. Timing requirement met. Condition cleared.
 DTI is lower than guideline maximum UW guides require maximum DTI of 45%; loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 728; Years on Job Borrower has 30 years in profession.

300322882	e012462f-b713-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved appraiser as required by guidelines.		04/03/2017: XXX is reflected on updated approval list. Condition cleared.
 DTI is lower than guideline maximum UW guides require maximum DTI of 45%; loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 728; Years on Job Borrower has 30 years in profession.

300322884	24991cf8-af82-4ac0-9404-ca37dffb89e7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification
The file is missing the following items: A Verbal Verification of Employment for the Borrower dated prior to the Note date.  The VVOE in file is dated post closing.  2) A Verbal Verification of employment dated prior to the Note date from an independent third party.  CoBorrower 1 is self employed. The ATR status is pending during the remediation of this item.

05/05/2017:  Audit reviewed file. Lender guidelines are silent as to age requirements relative to Verification of Employment documentation.  Co-borrowers XXXX & XXXX signed tax returns provided. Returns are prepared by an independent 3rd party, pages 605 & 606.  IRS transcripts provided for verification pages 616 & 624.  Condition cleared.  04/24/2017:  Per lender guidelines the consumer must provide an explanation of any gaps in employment that span one or more months. Loan does not meet ATR if employment documentation is greater than 30 days prior to the Note date. Any gap of employment cannot be confirmed if employment documentation is not within a month of Note date.  Borrower 1 documentation is acceptable.  Co-borrower 1 business license is not dated, unable to determine if prior to closing.  Condition remains.04/21/2017:  Audit re-reviewed loan file.   Borrower 1 WVOE and pay stub are both within 30 days prior to note date.  This is acceptable for ATR.  Co-borrower 1 has a Schedule C business.  Business license is dated post consummation.  An exception request is pending.04/18/17: Exception request sent to client. 04/13/2017:  A WVOE dated prior to the note date was provided for Borrower 1 in the original loan file.  This is acceptable.  Business license for Co-Borrower 1 is dated post consummation.  Condition remains.

300322884	56938f0f-4222-4c56-a00a-652d5d387374	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX. The actual total of payments is $XXX an over-disclosure of $XXX.		03/31/2017: Total of Payments over-disclosure is less than 1% of loan amount and is acknowledged by client. Loan will be graded a B.
300322884	d075e252-a518-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment
Provide the following documentation, which was not found in the file: 1)A Verbal Verification of Employment for the Borrower dated prior to the Note date.  The VVOE in file is dated post closing.  2) A Verbal Verification of employment dated prior to the Note date from an independent third party.  CoBorrower 1 is self employed.

05/05/2017:  Audit reviewed file. Lender guidelines are silent as to age requirements relative to Verification of Employment documentation.  Co-borrowers XXXX & XXXX signed tax returns provided. Returns are prepared by an independent 3rd party, pages 605 & 606.  IRS transcripts provided for verification pages 616 & 624.  Condition cleared.  04/24/2017:  Per lender guidelines the consumer must provide an explanation of any gaps in employment that span one or more months. Loan does not meet ATR if employment documentation is greater than 30 days prior to the Note date. Any gap of employment cannot be confirmed if employment documentation is not within a month of Note date.  Borrower 1 documentation is acceptable.  Co-borrower 1 business license is not dated, unable to determine if prior to closing.  Condition remains. 04/21/2017:  Audit re-reviewed loan file.   Borrower 1 WVOE and pay stub are both within 30 days prior to note date.  This is acceptable for ATR.  Co-borrower 1 has a Schedule C business.  Business license is dated post consummation.  An exception request is pending.04/18/17: Exception request sent to client. 04/13/2017:  A WVOE dated prior to the note date was provided for Borrower 1 in the original loan file.  This is acceptable.  Business license for Co-Borrower 1 is dated post consummation.  Condition remains.

300322885	1c8741a9-72e9-4a37-ba54-4d9e2ef6271f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The funding Closing Disclosure dated XX/XX/XX Section E requires a breakdown of the recording fee.		05/05/2017 Finding rescinded as non-material, will be given B grade.
300322885	278c2718-9723-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE dated XX/XX/XXXX and XX/XX/XXXX is missing the lender's name, license id # and e-mail/hone number under the section, Additional Information About This Loan. In addition, the LE dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX is missing the lender's e-mail/phone number under the section, Additional Information About This Loan. Lastly, the LE dated XX/XX/XXXX is missing the Broker License #. No Cure.
04/17/2017: This finding is not material. Loan will be graded a B for all agencies.
300322885	ac5a29df-8b23-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300322885	baeb52ea-dcff-455d-afd6-9cbf05555655	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in L.E.	The LE dated XX/XX/XXXX and XX/XX/XXXX is missing required data under the General Information section for the field titled loan id #. Redisclose Correct Information.		04/17/2017: This finding is not material. Loan will be graded a B for all agencies.
300322885	ec90d134-6265-4b26-ab02-8548fb8870dd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
05/02/2017:  Received attestation no affiliates.  Condition cleared: XX/XX/XX  The Broker is not on the list of Brokers with no affiliates.  Audit also searched NMLS database for A/K/A and prior trade names.  Condition remains.

300322899	273af877-7e15-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared Disaster area. Inspection post incident date was not provided.		04/07/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 11.20 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 723

300322899	2e832047-0755-42aa-b40d-35038b8566cb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
Per lender guidelines, interest only loans are qualified using the remaining term at the end of the interest only period. Payment of $XXXX calculated using the introductory rate as it was greater than the fully indexed rate and used for qualification purposes. DTI of 50.85% fails lender's max DTI as well as ATR DTI of XX%.
04/13/2017: Audit reviewed original loan file and deducted alimony from income rather than use as a monthly debt. DTI within guideline. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 11.20 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 723

300322899	77ef8350-7d15-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		04/13/2017: Non-material finding. Loan will be rated a B.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 11.20 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 723

300322899	7a35bb3d-7c15-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
04/13/2017: Received initial CD. Timing requirement met. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 11.20 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 723

300322899	7d5b7576-8115-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment
Loan file is missing third party verification of self-employment, such as a CPA letter, regulatory agency or applicable licensing bureau; or a phone listing and address for the borrower’s business using a telephone book, the Internet, or directory assistance.  The license provided in the file does not show the borrower as the owner.
04/13/2017: Audit located business license in original loan file. Condition rescinded.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 11.20 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 723

300322899	b9c1318a-291a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Per lender guidelines, interest only loans are qualified using the remaining term at the end of the interest only period. Payment of $XXX.XX calculated using the introductory rate as it was greater than the fully indexed rate and used for qualification purposes. DTI of 50.85% fails lender's max DTI as well as ATR DTI of 45%.
04/13/2017: Audit reviewed original loan file and deducted alimony from income rather than use as a monthly debt. DTI within guideline. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 11.20 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 723

300322899	ba17134a-7f15-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines for 1st or 2nd appraisal.		04/03/2017: XXX for both appraisals is reflected on updated approval list. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 11.20 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 723

300322899	c9850159-bb05-4cb0-b3c9-38cf577eee0c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure
File is missing the Affiliated Business Disclosure for the Lender and the Broker.  If the lender is not affiliated with any other businesses, please provide an attestation stating such.  If the broker is not affiliated with any other businesses, please provide an attestation stating such.
04/12/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 11.20 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 723

300322899	d7198a4b-0d16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Missing third party verification of self-employment.		04/13/2017: Audit located business license in original loan file. Condition rescinded.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 11.20 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 723

300322901	086e68ce-d320-47b5-8882-d8041ae46502	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing copy of the initial CD.		04/13/2017: Received acknowledged CD from both borrowers. Condition cleared.
300322901	1ccd5a66-48fb-40d8-a021-b3a792a13725	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure was not signed as required.		04/13/2017: Received executed Affiliated Business Disclosure. Condition cleared.
300322917	02f7074c-4a95-4de9-afee-3ea44039c576	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The initial LE does not reflects a rental survey fee, the final LE reflects a rental survey fee of $XXX with no resulting CoC for any subsequent disclosures. The Post Close and Final CD's reflects a rental survey fee of $XXX resulting in a $XXX refund due for cure.
04/13/2017: Received evidence of change in circumstance. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Years Self Employed Borrower has 15 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60 months reserves

300322917	575b8ec9-8015-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.		04/05//2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Years Self Employed Borrower has 15 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60 months reserves

300322917	9bd96e6f-1b16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording fee charged by the settlement service provider in section E of the final Closing Disclosure is missing fee breakdown of Deed vs. Mortgage.
4/25/2017:  Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.04/13/2017:  Received explanation letter and post consummation CD > 60 days from consummation. Per Compliance, clerical errors can only be made within 60 days of loan consummation and finding is deemed material.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Years Self Employed Borrower has 15 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60 months reserves

300322917	f75730d3-1716-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Missing evidence of the Cost Estimator provided by the Insurance Company to verify proper replacement costs.		04/11/2017: Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Years Self Employed Borrower has 15 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60 months reserves

300322917	fad3b28c-8015-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final and post closing Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

4/25/2017:  Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.04/13/2017:  Received explanation letter and post consummation CD > 60 days from consummation. Per Compliance, clerical errors can only be made within 60 days of loan consummation and finding is deemed material.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Years Self Employed Borrower has 15 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60 months reserves

300322920	1781901e-1416-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Lender utilized unverified assets in borrower qualification	Missing the HUD for the sale of the previous home showing source of funds for the purchase of this home.		04/13/2017: Received certified settlement statement. Condition cleared.
 No Mortgage Lates UW Guidelines requires max of  most recent 1x12 months, loan qualifes with 0x12 late in 23 months. ; DTI is lower than guideline maximum UW Guidelines required a MAX DTI if 45%, loan qualfies with DTI of 35.37%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifes with FICO of 716.

300322920	18d2dccf-4f15-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		04/10/2017: Non-material finding. Loan will be rated a B.
 No Mortgage Lates UW Guidelines requires max of  most recent 1x12 months, loan qualifes with 0x12 late in 23 months. ; DTI is lower than guideline maximum UW Guidelines required a MAX DTI if 45%, loan qualfies with DTI of 35.37%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifes with FICO of 716.

300322920	77554e02-5015-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	The VVOE in file on B1 was completed after the note date.
04/21/17: Lender verifies and validates employment prior to consummation in the form of various income documents outlined in our June XX, XXXX guidelines. The subject borrower is self-employed and the file contains the attached business license and VVOE which meets ATR requirements.

04/27/2017:  Business license provided is within 30 days prior to the note date.  Condition cleared.04/24/17: Per lender guidelines the consumer must provide an explanation of any gaps in employment that span one or more months. Loan does not meet ATR if employment documentation is greater than 30 days prior to the Note date. Any gap of employment cannot be confirmed if employment documentation is not within a month of Note date. Condition maintained.04/21/2017:  Audit re-reviewed loan file.  The verification of employment by CPA and the internet search are dated after the note date.  Condition remains.

 No Mortgage Lates UW Guidelines requires max of  most recent 1x12 months, loan qualifes with 0x12 late in 23 months. ; DTI is lower than guideline maximum UW Guidelines required a MAX DTI if 45%, loan qualfies with DTI of 35.37%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifes with FICO of 716.

300322920	9aea13f8-e31a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
Consulted with Compliance and it was determined this exception is considered as an Ability to Repay deficiency.  Insufficient insurance coverage as the policy is a dwelling and not a HO3 and does not cover the loan amount. Missing the Cost Estimator that is provided by the insurance company.
04/11/2017: Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
 No Mortgage Lates UW Guidelines requires max of  most recent 1x12 months, loan qualifes with 0x12 late in 23 months. ; DTI is lower than guideline maximum UW Guidelines required a MAX DTI if 45%, loan qualfies with DTI of 35.37%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifes with FICO of 716.

300322920	b1e9696e-e414-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Insufficient insurance coverage as the policy is a dwelling and not a HO3 and does not cover the loan amount. Missing the Cost Estimator that is provided by the insurance company.		04/11/2017: Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
 No Mortgage Lates UW Guidelines requires max of  most recent 1x12 months, loan qualifes with 0x12 late in 23 months. ; DTI is lower than guideline maximum UW Guidelines required a MAX DTI if 45%, loan qualfies with DTI of 35.37%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifes with FICO of 716.

300322920	b1f156f3-e214-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.
04/13/17: Verified appraiser is active on National Registry. Correspondent loan.  Condition cleared. 04/03/2017:  Unable to locate appraiser or management company on updated approval list.  Condition remains.

 No Mortgage Lates UW Guidelines requires max of  most recent 1x12 months, loan qualifes with 0x12 late in 23 months. ; DTI is lower than guideline maximum UW Guidelines required a MAX DTI if 45%, loan qualfies with DTI of 35.37%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifes with FICO of 716.

300322920	b74d3b70-1416-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	The VVOE in file on B1 was completed after the note date.
04/27/2017:  Business license provided is within 30 days prior to the note date.  Condition cleared.04/24/17: Per lender guidelines the consumer must provide an explanation of any gaps in employment that span one or more months. Loan does not meet ATR if employment documentation is greater than 30 days prior to the Note date. Any gap of employment cannot be confirmed if employment documentation is not within a month of Note date. Condition maintained.04/21/2017:  Audit re-reviewed loan file.  The verification of employment by CPA and the internet search are dated after the note date.  Condition remains.

 No Mortgage Lates UW Guidelines requires max of  most recent 1x12 months, loan qualifes with 0x12 late in 23 months. ; DTI is lower than guideline maximum UW Guidelines required a MAX DTI if 45%, loan qualfies with DTI of 35.37%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifes with FICO of 716.

300322920	f13dbd36-da14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Missing the HUD for the sale of the previous home showing source of funds for the purchase of this home.		04/13/2017: Received certified settlement statement. Condition cleared.
 No Mortgage Lates UW Guidelines requires max of  most recent 1x12 months, loan qualifes with 0x12 late in 23 months. ; DTI is lower than guideline maximum UW Guidelines required a MAX DTI if 45%, loan qualfies with DTI of 35.37%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifes with FICO of 716.

300322921	160cd31d-0f14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Loan Estimates in file dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX are missing the Lenders email address and/or phone number.		04/12/17: Non material. Loan will be graded a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	1984cca2-0f14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing copy of the Lenders Affiliated Business Disclosure provided to the borrowers within 3 days of application date.		04/12/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	39c43958-e38c-4ab3-b90a-660013426f04	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD dated reflects Total Interest Percentage (TIP) of 68.010% vs actual TIP of 69.242% with a difference of 1.232%. It appears the Lender included the fees paid by the seller.		04/07/2017: Audit recalculated TIP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	39c7cb7e-0f14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase contract addendum	Missing addendum to the purchase contract reflecting sellers credit of $XXXX as reflected on the final Closing Disclosure.		04/13/17: Lender provided the escrow addendum and signed seller’s CD reflecting the $XXXX seller credit. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	3ef4a4be-dbc8-4c1d-8d4b-c765dc7db7b8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.		04/13/17: Lender provided evidence of receipt of the initial CD 3 days prior to consummation. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	740d9cf3-e01a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
Consulted with Compliance and it was determined this exception is considered as an Ability to Repay deficiency.  Hazard insurance policy in file reflects dwelling coverage of $XXXXXX plus replacement cost of $XXXXXX = $XXXXXX total coverage; subject loan amount $XXXXXX which creates a shortfall of $XXXXXX. Insurance company to provide a Cost Estimator.
04/11/2017: Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	7b73125b-0f14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The final Closing Disclosure Section B reflects 18 line items which exceed maximum allowed of 13. An addendum is required reflecting the 5 line overage.
Please see the attached revised PCCD which reflects 16 line items in Section C. Per regulation § 1026.38(t)(5)(iv)(A), line numbers that are unused may be deleted to make room for more lines. No violation has occurred. Line numbers provided on form H–25 of appendix H to this part for the disclosure of the information required by paragraphs (f)(1) through (3) and (g)(1) through (4) of this section that are not used may be deleted and the deleted line numbers added to the space provided for any other of those paragraphs as necessary to accommodate the disclosure of additional items.
04/13/17: Sent to compliance for review. Lender entries are correct. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	9fda4f19-2b18-4217-936d-dd6ded17a3da	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXXXXXX vs. actual Finance Charge of $XXXXXXX. An under disclosure of $XXXXX which exceeds the $XXX allowable tolerance for Purchase Transactions. It appears the Lender included fees paid by the seller.
															04/10/17: We respectfully disagree with the noted finding. Please see the calculation below which matches the Finance Charge as disclosed on the PCCD.	04/13/17: Upon further review, post close CD entered. Finance charge within tolerance. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	cc34dcd6-9b1b-4063-8a58-177bf114ebd6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD dated reflected total of payments as $X,XXX,XXX.XX actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX,XXX.XX. It appears the Lender included the fees paid by the seller.		3/29/2017: Client Waived: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	eee2b502-1014-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in FEMA declared disaster area. Inspection post incident date was not provided.		04/05//2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	ef15243d-0f14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure Section E Recording Fee is not itemized in the margin.
4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/12/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322921	ff6c4797-0d14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXXXXX0 plus replacement cost of $XXXXXX = $XXXXXX total coverage; subject loan amount $XXXXXX which creates a shortfall of $XXXXXX. Insurance company to provide a Cost Estimator.
04/11/2017: Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.75%

300322935	675bba26-bf18-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing signed tax returns, VVOE for W2 employment and lease for rental property listed on 1003/REO.
04/14/2017:  Audit reviewed Lender's rebuttal and original loan file.  (1) Tax returns are required to be dated to verify they were not provided post consummation. (2) Business license is acceptable for VVOE. (3) Lease is not required, not utilizing rental income.  Condition remains.

 DTI is lower than guideline maximum Borrower has a DTI ratio of 12.50%, where 45% was the maximum; Reserves are higher than guideline minimum 12.70 in reserves which exceeds the 6 month minimum required; Disposable Income is higher than guideline minimum $48,761.01 in monthly dispoable income; FICO is higher than guideline minimum Borrower had a 719 FICO where the minimum was 680; Full Documentation Full income/Full asset

300322935	6cc70c42-9644-416a-9f52-33dcb64aacef	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The CA License ID of the Settlement Agent is missing.		04/10/2017: Non-material finding. Loan will be rated a B.
 DTI is lower than guideline maximum Borrower has a DTI ratio of 12.50%, where 45% was the maximum; Reserves are higher than guideline minimum 12.70 in reserves which exceeds the 6 month minimum required; Disposable Income is higher than guideline minimum $48,761.01 in monthly dispoable income; FICO is higher than guideline minimum Borrower had a 719 FICO where the minimum was 680; Full Documentation Full income/Full asset

300322935	8706cfec-be18-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Missing income documentation	Missing signed tax returns, VVOE for W2 employment and lease for rental property listed on 1003/REO.
05/10/2017 - Cleared as lender guidelines specifically reflect signed returns required only. 04/14/2017:  Audit reviewed Lender's rebuttal and original loan file.  (1) Tax returns are required to be dated to verify they were not provided post consummation. (2) Business license is acceptable for VVOE. (3) Lease is not required, not utilizing rental income.  Condition remains.

 DTI is lower than guideline maximum Borrower has a DTI ratio of 12.50%, where 45% was the maximum; Reserves are higher than guideline minimum 12.70 in reserves which exceeds the 6 month minimum required; Disposable Income is higher than guideline minimum $48,761.01 in monthly dispoable income; FICO is higher than guideline minimum Borrower had a 719 FICO where the minimum was 680; Full Documentation Full income/Full asset

300322935	f88deccc-f413-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	The deed of trust provided was missing pages 5,7,8, and 13.		04/14/2017: Received all pages of mortgage and rider. Condition cleared.
 DTI is lower than guideline maximum Borrower has a DTI ratio of 12.50%, where 45% was the maximum; Reserves are higher than guideline minimum 12.70 in reserves which exceeds the 6 month minimum required; Disposable Income is higher than guideline minimum $48,761.01 in monthly dispoable income; FICO is higher than guideline minimum Borrower had a 719 FICO where the minimum was 680; Full Documentation Full income/Full asset

300322937	112ef3cc-8cec-4415-af23-78090d7f4361	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure was not executed	RESPA only requires the lender to disclose the affiliated business disclosure to the borrower; it does not require the borrower to execute the document.	05/04/2017: Per Compliance, AFBD is a RESPA required document and therefore from a grading standpoint would carry no more than a non-material, event level 2 grade. Condition cleared.
300322937	2b1309d1-d892-48d8-b6ce-44b9d4fe8926	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods
Ability to Repay guideline require 6 months reserves, and borrower is short with 5.4 months.  Lender appears to have used 100% of balance on two mutual fund accounts, instead of the lender required 70%.

06/06/2017: Audit reviewed the approved Guidelines by the Investor, and has determined that 100% of Mutual Funds can be utilized. Reserve total would be $XX,XXX.XX (Mutual Funds = $XX,XXX.XX) ATR Reserves based on updated guidelines is 6.12 months which PASSES. Condition cleared. 05/04/2017:  The guidelines provided by the Client are dated XX/XX/XXXX.  Condition remains.

300322937	4ca55618-1729-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA Declared disaster area. Inspection post incident date was not provided.		05/04/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300322937	ccf69c60-81b4-4598-9333-8f78c66889fe	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	The loan file did not contained the E Consent Disclosure.		05/05/17 Finding considered non-material, finding graded level B.
300322937	d36a0648-cb29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves
Guideline require 6 months reserves, and borrower is short with 5.4 months.  Lender appears to have used 100% of balance on two mutual fund accounts, instead of the lender required 70%.  Lender guidelines do not allow cash out to be used as reserves.

06/06/2017: Audit reviewed the approved Guidelines by the Investor, and has determined that 100% of Mutual Funds can be utilized. Reserve total would be $XX,XXX.XX (Mutual Funds = $XX,XXX.XX) ATR Reserves based on updated guidelines is 6.12 months which PASSES. Condition cleared. 05/04/2017:  The guidelines provided by the Client are dated XX/XX/XXXX.  Condition remains..

300322955	0286e7fe-aada-4944-8632-61df41351204	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
04/145/2017: Received evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. Condition cleared.
 Years in Primary Residence Borrower has resided in primary residence for 13 years.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.50%

300322955	157c335b-d2ef-44fb-9d29-87e36dcfece1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Closing Disclosure does not provide a description for the "Other" figure included in the Estimated Taxes, Insurance & Assessments section.
4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.04/14/2017:  Received explanation letter and post consummation CD > 60 days from consummation.  Per Compliance, there is no cure under the TRID rule under the TILA 130(b) for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 Years in Primary Residence Borrower has resided in primary residence for 13 years.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.50%

300322955	186f4965-ef13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.
04/25/17: We agree with counterparty’s findings that the Written List of Service Providers disclosure did not reflect at least one service provider for a service that the borrower could shop for; therefore, Lender correctly placed all fees that the borrower did not shop for in section B of the final CD dated xx/xx/xxxx. Furthermore, the subsequent post consummation CD’s also reflect this data in section B of the CD’s. Please re-visit as we believe this is sufficient to cure the discrepancy noted.

4/25/2017: Client has adopted SFIG guidance.  Condition is considered an EV2, In Scope, Cannot be Cured. Loan will be graded a B for all agencies. 04/14/2017:  Based on 1026.19(e)(1)(vi)(C) a valid WLSP consists of written list identifying at least one available provider of that service.  No services are listed on the WLSP.  Condition remains.

 Years in Primary Residence Borrower has resided in primary residence for 13 years.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.50%

300322955	56909e79-c9b0-4744-8a6a-ac20a11c1277	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing an Affiliated Business Disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
 Years in Primary Residence Borrower has resided in primary residence for 13 years.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.50%

300322955	69c57c57-7b14-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Final and Funding CD section E recording fee was not itemized for deed or mortgage.
4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.04/14/2017:  Received explanation letter and post consummation CD > 60 days from consummation.  Per Compliance, there is no cure under the TRID rule under the TILA 130(b) for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 Years in Primary Residence Borrower has resided in primary residence for 13 years.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.50%

300322955	99b51547-d513-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		04/05//2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years in Primary Residence Borrower has resided in primary residence for 13 years.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.50%

300322955	a5b028a8-9025-45c1-baad-ac86980d8317	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Credit History does not meet guideline requirements
The loan does note meet derogatory credit history criteria based on the information instructed in the Portfolio UW guidelines. The time line explained within the Underwriting Guidelines for foreclosure seasoning is must show proof of 5 years from Discharge, Settlement, or Satisfaction.  The borrower is short within these guidelines.
04/14/2017: Received evidence foreclosures meet the seasoning requirement. Condition cleared.
 Years in Primary Residence Borrower has resided in primary residence for 13 years.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.50%

300322955	c0e4a759-bc40-440a-b153-dd0dab36f0d2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Missing the Broker Affiliated Business Disclosure from file.		04/12/2017: Received attestation no affiliates. Condition cleared.
 Years in Primary Residence Borrower has resided in primary residence for 13 years.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.50%

300322955	f92fb387-ef13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Foreclosure Seasoning Requirements not met
The time line explained within the Underwriting Guidelines for foreclosure seasoning is must show proof of 5 years from Discharge, Settlement, or Satisfaction.  The borrower is short within these guidelines.
04/14/2017: Received evidence foreclosures meet the seasoning requirement. Condition cleared.
 Years in Primary Residence Borrower has resided in primary residence for 13 years.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.50%

300322958	006a103a-a713-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Due to Missing evidence of Initial CD.
03/30/17: Please see the initial CD dated xx/xx/xxxx attached. Per the disclosure snapshot, the initial CD was e-disclosed to the borrower on xx/xx/xxxx. The borrower received and viewed the disclosure packaged on xx/xx/xxxx. Per the CFPB TRID guide, the borrower is only required to receive the initial CD at least 3 days before consummation, but makes no requirement for a signature. No violation has occurred.
04/17/2017: Received evidence initial CD was received. Timing requirement met. Condition cleared.04/03/17: Disclosure tracking does not indicate receipt of the initial CD. Condition maintained.
 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	42102fa7-9212-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The amount of insurance required is $XXXXXX vs. the actual amount of coverage $XXXXXX. The amount of coverage is short by $XXXXXXX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.

5/03/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided.  125% provided.  Condition cleared.04/11/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	42e6f648-aa13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. Missing the License number and Email for the Settlement Agent.
04/10/2017:  Non-material finding.  Loan will be rated a B.4/03/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	768a8545-3721-4a66-b2d9-e465dce4d556	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of 65.490% vs actual TIP of 64.279% with a difference of 1.211% over-disclosed.
04/03/17: We respectfully disagree with the noted findings. It appears that the counterparty may have used an incorrect index or did not round the fully indexed rate to the next highest 1/8th percentage point as instructed on the Addendum to the Note. The correct index to be used is 1.179% and a margin of 2.5% which equates to 3.679. Rounding up to the nearest 1/8th equates to a fully indexed rate of 3.75%. (I have attached a screen shot from our LOS system evidencing the fully indexed rate to be used). Furthermore, I have also supplied a screen shot of the TOP/TIP calculation worksheet to evidence TOP/TIP figures reflected on the post consummation CD are correct.
04/03/17: Lender provided the correct index and upon further review, an addendum to the note to round up the index. Condition cleared.
 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	8c66dac9-0613-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns	The borrower's signed business tax returns were not located in the loan file.
04/17/2017: Audit reviewed executed Business Tax Returns, and has determined that the documentation submitted is deemed acceptable. Per lender guidelines, business tax returns are required to be signed only, not dated. Condition cleared. 04/17/2017:  Pending Client exception review04/03/2017:  Received executed business tax returns.  Returns are not dated.  Condition remains.

 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	8e2c281f-55f9-4bc0-8ad0-8c965b9e8053	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXXXXXX. The actual total of payments is $XXXXXXX, an over-disclosure of $XXXX.
04/03/17: We respectfully disagree with the noted findings. It appears that the counterparty may have used an incorrect index or did not round the fully indexed rate to the next highest 1/8th percentage point as instructed on the Addendum to the Note. The correct index to be used is 1.179% and a margin of 2.5% which equates to 3.679. Rounding up to the nearest 1/8th equates to a fully indexed rate of 3.75%. (I have attached a screen shot from our LOS system evidencing the fully indexed rate to be used). Furthermore, I have also supplied a screen shot of the TOP/TIP calculation worksheet to evidence TOP/TIP figures reflected on the post consummation CD are correct.
04/03/17: Lender provided the correct index and upon further review, an addendum to the note to round up the index. Condition cleared.
 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	94db1d3d-0813-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing the initial Closing Disclosure as shown on disclosure summary.		04/17/2017: Received initial CD. Timing requirement met. Condition cleared.04/03/17: Disclosure tracking does not indicate receipt of the initial CD. Condition maintained.
 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	9cda7d75-5e1b-496f-83fc-a9a59dd9b1a1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/03/2017: Non-material finding. Loan will be rated a B.
 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	a039c896-aa13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing executed business tax returns and personal tax returns.
04/17/2017: Audit reviewed executed Personal/Business Tax Returns, and has determined that the documentation submitted is deemed acceptable. Per lender guidelines, personal/business tax returns are required to be signed only, not dated. Condition cleared.04/17/2017:  Pending Client exception review04/03/2017:  Received executed personal and business tax returns.  Returns are not dated.  Condition remains.

 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	a1c2e928-aa13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Final CD section E recording fee was not itemized for deed or mortgage.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 04/10/2017:  Per Compliance, the recording is required to be itemized for either mortgage or deed per the Reg 1026.38 (G) (1). The total for mortgage or deed does not have to add up to the total to the right.  Clerical errors can only be made within 60 days of loan consummation and finding is deemed material. 4/03/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	cbd0ee28-d291-4267-8ef5-3d59cd1e70dd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet was provided on xx/xx/xxxx which was outside 3 business days of the lender's application dated of xx/xx/xxxx.
04/17/2017:  Received evidence borrower was provided the disclosure within 3 days of application date.  Condition cleared.04/06/2017:  A screen shot verifying the Lender's received date was provided with the loan # mentioned in the rebuttal.  No screen shot was provided with this response.  Conditions remains.04/03/2017:  Pages 11 and 16 in the original loan file reflect an application date of xx/xx/xxxx.  Condition remains.

 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	d23402d0-0613-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	The borrower's signed personal tax returns were not located in the loan file.
04/17/2017: Audit reviewed executed Personal Tax Returns, and has determined that the documentation submitted is deemed acceptable. Per lender guidelines, personal tax returns are required to be signed only, not dated. Condition cleared.04/17/2017:  Pending Client exception review04/03/2017:  Received executed personal tax returns.  Returns are not dated.  Condition remains.

 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322958	e2f09db4-dd1a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
Consulted with Compliance and it was determined this exception is considered as an Ability to Repay deficiency.  The amount of insurance required is $XXXXXX vs. the actual amount of coverage $XXXXXX. The amount of coverage is short by $XXXXXX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.

5/03/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided.  125% provided.  Condition cleared.04/11/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 FICO is higher than guideline minimum 702 FICO where min FICO was 680; Full Documentation Full income/Full asset documentation; Reserves are higher than guideline minimum Borrower had 27.40 months reserves where 6 months were required.

300322960	0f58649f-1330-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 15 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.

05/09/17:  We disagree. Lender verifies and validates employment prior to consummation in the form of various income documents outlined in our guidelines. The borrower is self-employed and an independent verification of self-employment from a 3rd party  was supplied evidencing business name, business phone number, and business address (attached). Lender guidelines allow a 3rd party verification of self-employment by verifying a phone listing and address for the borrowers business using a telephone book, internet, or directory assistance. These requirements were complied with. In addition, the borrower supplied business tax returns, paystubs & W2’s which was also used to verify and validate borrower self-employment.

05/10/17: File contains 2 years business tax returns. Lender guidelines are silent as to age requirements relative to Verification of Employment documentation. File contains (documents) which fulfills the Lender guidelines with respect to Verification of Employment. The supporting documentation validates that the underwriter verified the borrowers employment for the most previous two years. Tax returns for the previous two years, show the same line of work. Condition cleared.

 CLTV is lower than guideline maximum 74.53% CLTV < 80% permitted; FICO is higher than guideline minimum 715 FICO score > 680 required; Reserves are higher than guideline minimum 27.9 months PITI reserves > 6 months required

300322960	35cb4c78-1530-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Payoff Statement
Lender is paying off the mortgage on the first rental property listed on the final 1003. File contains a statement balance that exceeds the amount being paid to the mortgagor. File is missing the payoff statement for the mortgage against the rental property.

05/09/17: Attached is the payoff statement for the first rental property that was paid off and is reflected on the Closing Disclosure and final settlement statement (attached). This should be sufficient to cure the exception noted.
05/10/17: Lender provided the payoff statement for the first rental property that was paid off and is reflected on the closing disclosure and final settlement statement. Condition cleared.
 CLTV is lower than guideline maximum 74.53% CLTV < 80% permitted; FICO is higher than guideline minimum 715 FICO score > 680 required; Reserves are higher than guideline minimum 27.9 months PITI reserves > 6 months required

300322960	645f7b77-1730-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant	Hazard Insurance Shortfall; file does not contain a cost estimator from the insurer.
07/11/2017:  Received replacement cost estimator dated post consummation.  Loan will be rated a B.  Condition cleared.05/10/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 CLTV is lower than guideline maximum 74.53% CLTV < 80% permitted; FICO is higher than guideline minimum 715 FICO score > 680 required; Reserves are higher than guideline minimum 27.9 months PITI reserves > 6 months required

300322960	67a3d5f1-bbb8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	There are 2 appraisals in the loan file. The CDA provided reflects the higher value of $XXX. Please provide CDA based on the lower appraised value of $XXX		10/26/2017: CDA provided supporting appraised value which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum 74.53% CLTV < 80% permitted; FICO is higher than guideline minimum 715 FICO score > 680 required; Reserves are higher than guideline minimum 27.9 months PITI reserves > 6 months required

300322960	cb658aa7-1430-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Document Error	XXXX payoff is listed in Section H when it is required to be in Section K.		05/03/2017: Incorrect disclosure of other costs deemed non-material under SFIG
 CLTV is lower than guideline maximum 74.53% CLTV < 80% permitted; FICO is higher than guideline minimum 715 FICO score > 680 required; Reserves are higher than guideline minimum 27.9 months PITI reserves > 6 months required

300322960	dbcc1b9b-1430-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Prorated taxes are listed in Section H when they are required to be in Section N.		05/03/2017: Incorrect disclosure of other costs deemed non-material under SFIG
 CLTV is lower than guideline maximum 74.53% CLTV < 80% permitted; FICO is higher than guideline minimum 715 FICO score > 680 required; Reserves are higher than guideline minimum 27.9 months PITI reserves > 6 months required

300322960	f04c9015-9d53-4596-9855-1539b4d232a4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The funding Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing.		05/03/2017: Non NMLS related contact information deemed non-material per SFIG
 CLTV is lower than guideline maximum 74.53% CLTV < 80% permitted; FICO is higher than guideline minimum 715 FICO score > 680 required; Reserves are higher than guideline minimum 27.9 months PITI reserves > 6 months required

300322960	fd0df382-2f30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.

07/11/2017:  Received replacement cost estimator dated post consummation.  Loan will be rated a B.  Condition cleared.05/10/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 CLTV is lower than guideline maximum 74.53% CLTV < 80% permitted; FICO is higher than guideline minimum 715 FICO score > 680 required; Reserves are higher than guideline minimum 27.9 months PITI reserves > 6 months required

300322966	1ddee622-9c2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Client Overlay Exception, Client to Review – Maximum DTI 43%, Lender guidelines maximum DTI 45% and lender loan approval reflects DTI of 43.831%.
05/09/17: We disagree with the exception noted. This loan closed as a Non-QM loan, therefore, the 43% max DTI QM rule does not apply. Max DTI per lender guidelines is 45%, loan was approved at 43.831%; no violation has occurred. Please re-visit.
05/10/17: Jumbo Prime Non-QM 05.25.15 Total Maximum Qualifying Debt-To-Income Ratio (DTI): 45.00%, max cash out $1MM. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  10.70 months reserves; Years on Job Borrower has 11 years on job

300322966	30a7ff99-9d2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The funding CD Section E 01/Recording Fees reflects total fee of $XX.XX; however, the itemization of the fee for the mortgage is $XXX.XX. Provide re-disclosed CD and letter of explanation.		05/03/2017: Incorrect disclosure of recording fees deem non-material under SFIG
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  10.70 months reserves; Years on Job Borrower has 11 years on job

300322966	44305f17-9c2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/05/2017: Client granted exception. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  10.70 months reserves; Years on Job Borrower has 11 years on job

300322966	58843483-f259-4c98-8637-ea8b8659a161	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		05/03/2017: Missing e-Consent deemed non-material under SFIG
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  10.70 months reserves; Years on Job Borrower has 11 years on job

300322966	71d66ed9-d2dc-46ef-bdb4-d9bc8160a97b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Client Overlay Exception, Client to Review – Maximum DTI 43%, Lender guidelines maximum DTI 45% and lender loan approval reflects DTI of 43.831%.
05/09/17: We disagree with the exception noted. This loan closed as a Non-QM loan, therefore, the 43% max DTI QM rule does not apply. Max DTI per lender guidelines is 45%, loan was approved at 43.831%; no violation has occurred. Please re-visit.
05/10/17: Jumbo Prime Non-QM 05.25.15 Total Maximum Qualifying Debt-To-Income Ratio (DTI): 45.00%, max cash out $1MM. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  10.70 months reserves; Years on Job Borrower has 11 years on job

300322966	fd29fe39-9d2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/08/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  10.70 months reserves; Years on Job Borrower has 11 years on job

300322974	0c26a98d-1613-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Initial LE has the incorrect date of xx/xx/xxxx instead of xx/xx/xxxx along with the Initial WLSP.
04/07/17: The finding is duly noted. The Initial LE was provided by the broker on xx/xx/xxxx. It appears LE has incorrect year of XXXX instead of XXX; maybe due to fax or glitch in broker LOS system. The initial disclosures in the file are dated xx/xx/xxxx and executed by the borrowers on xx/xx/xxxx. Finding is non-material finding and attached are brokers ECOA and Fair Lending Notice to show they are dated xx/xx/xxxx; signed/dated by borrowers xx/xx/xxxx.

05/09/2017 - Non-material, exception given a level B grade.04/25/2017:  Received initial disclosure package, however, it does not contain LE or WLSP.  Initial LE & WLSP not provided within 3 days of application date is a material violation.  Condition remains.04/12/17: Please provide the initial disclosures  dated xx/xx/xxxx and executed by the borrowers on xx/xx/xxxx. Condition maintained.

 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	256deafb-9ddc-46fd-8f5c-07292069e690	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD Total Interest Percentage is XX.XX% and the actual is XX.XXX% and over disclosure of X.XXX%.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	3b648cf2-f712-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance does not have sufficient coverage. The loan amount of $XXXXXX, insurance coverage is $XXXXXX XXX% replacement cost on the dwelling. The Cost Estimator from the property Insurer is missing from the file.

04/11/2017:  Proof of XXX% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided.  Condition cleared.04/11/2017:  Client waived.  Loan will be rated a B.

 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	3b777210-0fec-4f6e-a484-462e36ed65bb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The Total of Payment on the final CD was $XXXXXXX. The Actual Total of Payments is $XXXXXXX with and over disclosure of $XXXXX.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	5caaa601-1ca1-4c74-b72f-9d0dcfd6214c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	The ATR debt ratio is XX.XXX% which is greater than the Guidelines max DTI of XX%. A difference of X.XX%.
04/19/2017:  Audit reviewed Lender's rebuttal and agrees.  Guidelines allow use of P&L Statement for qualifying purposes.  12 months bank statements for both businesses provided which support P&L income. XX.XX% DTI. Condition cleared.04/04/2017:  Audit reviewed income documentation in original loan file and it appears we are missing 1 or more W-2’s.  2013 tax returns and transcripts reflect $x,xxx on line 7.  W-2’s in file total $x,xxx.  Income calculation with the documentation provided for Borrower:  2 years 2106 expense <$x,xxx> vs. Lender <$x,xxx>, 2 years 1120S <$x,xxx> vs. Lender $x,xxx, base $x,xxx vs. Lender $x,xxx.  Income calculation with the documentation provided for Co-borrower:  2 years 1120S $x,xxx vs. Lender $x,xxx, 2 years W-2’s + year end 2015 pay stub $x,xxx vs lender $x,xxx.   Using these calculations DTI is 60.71%.  Please provide additional income documentation.

 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	7683e46d-17b7-4fbb-9886-222a3084d2bd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on CD at closing is inaccurate (C.D. APR < 0.125 variance to calculated result – Under disclosed)	APR on CD is inaccurate and exceeds 0.125% tolerance. CD value of X.XXX% vs. calculated value of X.XXX% for a variance of .XXX% under disclosed.		04/21/17: Upon further review, Index source with a 45 day lookback shows X.XXX. Condition cleared.
 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	9a63308e-e47f-4ce6-99d8-c19e0b734149	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure was missing from the file.		04/12/2017: Received attestation no affiliates. Condition cleared.
 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	9e1c7f6e-9f4c-4d90-8d50-585b61e96e93	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Settlement Agent license is missing on the final CD in the "Contact Information".
04/10/2017:  Non-material finding.  Loan will be rated a B.04/04/2017:  Received explanation letter, evidence of delivery and post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	d2692485-2c13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The loan file does not have an Initial Closing Disclosure.		04/04/2017: Received initial CD, E-consent and evidence of receipt. Timing requirement met. Condition cleared.
 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	d8a2dc72-e213-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	46.27% > 45.00% maximum allowable per guidelines. A recalculation of income supports the 2106 expenses were more than what the Lender approved the Borrower with.
04/19/2017:  Audit reviewed Lender's rebuttal and agrees.  Guidelines allow use of P&L Statement for qualifying purposes.  12 months bank statements for both businesses provided which support P&L income. 43.46% DTI. Condition cleared.04/04/2017:  Audit reviewed income documentation in original loan file and it appears we are missing 1 or more W-2’s.  2013 tax returns and transcripts reflect $110,000 on line 7.  W-2’s in file total $x,xxx.  Income calculation with the documentation provided for Borrower:  2 years 2106 expense <$x,xxx> vs. Lender <$x,xxx>, 2 years 1120S <$x,xxx> vs. Lender $x,xxx, base $x,xxx vs. Lender $x,xxx.  Income calculation with the documentation provided for Co-borrower:  2 years 1120S $x,xxx vs. Lender $x,xxx, 2 years W-2’s + year end 2015 pay stub $x,xxx vs lender $x,xxx.   Using these calculations DTI is 60.71%.  Please provide additional income documentation.

 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322974	e45b1ae8-e113-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met	The CD has no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.		04/04/2017: Received initial CD, E-consent and evidence of receipt. Timing requirement met. Condition cleared.
 No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 12 mos reserves; Full Documentation The loan file is approved as a full documentation Loan..

300322976	0550b28b-0ddc-4013-a267-216c6b6b2aa8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The initial and final CD's are missing the sellers address in the general section. Cured post close.		03/31/2017: Cured post close.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.78%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300322976	378acbdc-4e15-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance dwelling coverage shortfall of $XXXXXX
04/11/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided.  Condition cleared.04/11/2017:  Client waived.  Loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.78%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300322976	42173ec2-aa61-47af-a976-54d5cf284de8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information booklet.	05/02/2017: Booklet
05/02/2017: Audit review of evidence that the Special Information booklet/Home Toolkit (xx/xx/xxxx) was submitted within three days of application date (xx/xx/xxxx)  was provided. Documentation submitted is deemed acceptable, condition cleared04/13/17: Document is not dated. Please provided evidence of receipt within 3 days of the application date. Condition maintained.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.78%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300322976	431fe387-5115-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The CD's reflect an increase in the tax service fee in section by $X. This was cured post close.		03/31/2017: Cured post close.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.78%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300322976	59466369-dc1a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Consulted with Compliance and it was determined this exception is considered as an Ability to Repay deficiency. Hazard insurance dwelling coverage shortfall of $XXXXXX
04/11/2017:  Proof of XXX% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided.  Condition cleared.04/11/2017:  Client waived.  Loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.78%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300322976	89c849d1-cacf-4d62-9894-02f75bd7022d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing CHARM Booklet	Missing CHARM booklet.	05/02/2017: CHARM booklet
05/02/2017: Audit review of evidence that the CHARM booklet(xx/xx/xxxx) was submitted within three days of application date (xx/xx/xxxx)  was provided. Documentation submitted is deemed acceptable, condition cleared04/13/17: Document is not dated. Please provided evidence of receipt within 3 days of the application date. Condition maintained.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.78%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300322976	94363caa-5115-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The initial and final CD's reflect the recording fee in section E without itemizing the fees for mortgage or deed. Cured post close.		03/31/2017: Cured post close.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.78%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300322976	977d9076-5115-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing funding CD.		04/13/17: Funding CD provided. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.78%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300322976	eaff264c-a40e-4050-a565-77d5fc697c5f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.78%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300322983	1ce55499-66d3-4c2e-9699-77340a0e5a5a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)	APR on CD at closing is inaccurate – no evidence of further re-disclosure in file (APR > 0.125 variance – over disclosed.
04/26/2017:  Per Compliance, Client has adopted SFIG guidance, under SFIG over-disclosed APRs are EV2.  Condition cleared.04/25/2017:  Pending Compliance review04/20/17: Loan summary reflects an index of 0.990%. APR is still showing a variance > 0.125%. Condition maintained.

300322983	37f1c9c2-7b15-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	The final Closing Disclosure is missing the names of all parties with vested interest and/or evidence non-purchasing spouse received the Closing Disclosure.	04/07/2017: Closing Disclosure
04/07/2017: Audit reviewed the Quit Claim Deed dated prior to consummation, and has determined that the property is vested as "a married man, as his sole and separate property". Therefore, non-purchasing spouse is not required to execute the Closing Disclosure. Condition cleared.

300322983	383f3a27-7519-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Audit DTI reflects 45.50% DTI > lender guideline max DTI of 45%.		04/28/2017: Audit reviewed original loan file and recalculated debts. DTI now within tolerance. Condition rescinded.
300322983	495d1f8d-3b15-44d9-9480-94607bd21fc4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	45.50% DTI > 45.00% maximum DTI per Guidelines. The loan does not meet ATR requirements.		04/28/2017: Audit reviewed original loan file and recalculated debts. DTI now within tolerance. Condition rescinded.
300322983	564e3946-83d4-44de-aa82-3891dacb1acc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of 75.610% vs actual TIP of 71.950% with a difference of 3.660% over-disclosed.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
300322983	836c406b-b227-46c9-bf21-608a90607bc2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Total of Payments is not accurate. The CD reflected total of payments as $XXXXXXX. The actual total of payments is $XXXXXXX, an over-disclosure of $XXXXX.		03/31/2017: Total of Payments over-disclosed less than X% of loan amount acknowledged by client. Loan will be graded a B.
300322983	88e99130-6167-41dc-a457-128bedf501a8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure was not found in the loan file.		04/12/2017: Received attestation no affiliates. Condition cleared.
300322983	9b5b48c3-628e-4fda-99f7-2be86613eddc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	9.5 months reserves < 12 months reserves required by Tier 1 guidelines.
04/08/17: On this loan Credit meets all UW guidelines. Reserves required 6 months PITIA. Borrower currently has 8.7 months reserves. This is not a Tier 1 credit decision. All documentation regarding EMD and Funds to close is filed under Escrow Receipt bucket. Balances in the system for accounts are from xx/xx/xxxx after funds to close were wired to escrow. No need for additional Assets. We have a print out from Bank with update account balances for each account supported with paper trail of deposits and wires to escrow.

05/05/17:  Audit re-reviewed guidelines.  6 months reserves required. Borrower has 9.50 months.  Condition rescinded.04/13/17: According to the guidelines provided Tier 1 for purchase requires 12 months reserves. Condition maintained.

300322983	e78aa04d-3616-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Cash reserves are less than required	9.5 months reserves < 12 months reserves required by Tier 1 guidelines.
04/08/17: On this loan Credit meets all UW guidelines. Reserves required 6 months PITIA. Borrower currently has 8.7 months reserves. This is not a Tier 1 credit decision. All documentation regarding EMD and Funds to close is filed under Escrow Receipt bucket. Balances in the system for accounts are from xx/xx/xxxx after funds to close were wired to escrow. No need for additional Assets. We have a print out from Bank with update account balances for each account supported with paper trail of deposits and wires to escrow.

05/05/17:  Audit re-reviewed guidelines.  6 months reserves required. Borrower has 9.50 months.  Condition rescinded.04/13/17: According to the guidelines provided Tier 1 for purchase requires 12 months reserves. Condition maintained.

300322983	f71138a8-6515-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/05//2017: Received post disaster inspection reflecting no damage. Condition cleared.
300322983	f8084f9a-6515-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CDA provided reflects incorrect unit number (#x)		04/04/2017: CDA provided reflecting a value of $XXXXXXX which is a x% variance. Variance within acceptable tolerance. Condition Cleared.
300322994	03c45c8c-f813-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Borrower did not signed or is not vested on the mortgage. The Trustee signed and is vested on the mortgage. Provide evidence borrower is on the Trust, vested and signed the mortgage.		04/18/2017: Received Certificate of Trust. Condition cleared.
 Years on Job 10 years on job.; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with a FICO of 769.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan qualified with 252.50 months reserves.

300322994	04a1838c-2bcf-4601-9794-49099b83f32f	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure is not provided by the Broker or the Lender.		04/12/2017: Received attestation no affiliates. Condition cleared.
 Years on Job 10 years on job.; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with a FICO of 769.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan qualified with 252.50 months reserves.

300322994	2c109bef-f412-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Verification of Mortgage	Missing payment history for the primary residence.		03/31/2017: Audit reviewed Lender's rebuttal and original loan file. Credit supplement reflects 12 months verified and a printout reflects 12 months verified. Condition rescinded.
 Years on Job 10 years on job.; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with a FICO of 769.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan qualified with 252.50 months reserves.

300322994	42061e83-f712-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Trust Documentation	Provide evidence the borrower is a party to the Trust.		04/18/2017: Received Certificate of Trust. Condition cleared.03/31/2017: Document provided is not acceptable. Please provide trust documents or Certificate of Trust. Condition remains.
 Years on Job 10 years on job.; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with a FICO of 769.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan qualified with 252.50 months reserves.

300322994	591fecc8-f813-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Missing payment history for the primary residence.		03/31/2017: Audit reviewed Lender's rebuttal and original loan file. Credit supplement reflects 12 months verified and a printout reflects 12 months verified. Condition rescinded.
 Years on Job 10 years on job.; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with a FICO of 769.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan qualified with 252.50 months reserves.

300322994	6e07457d-fe12-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	E Consent Disclousre is not provided.		04/12/17: Lender provided the e consent. Condition cleared. 03/31/2017: Received E-consent. However, intent to proceed was e signed prior to the date on the e consent. Condition remains.
 Years on Job 10 years on job.; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with a FICO of 769.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan qualified with 252.50 months reserves.

300322994	8d5278bb-f412-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Missing evidence of PITI payment for the primary residence.		03/31/2017: Audit reviewed original loan file. P&I, taxes and insurance verified. Condition rescinded.
 Years on Job 10 years on job.; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with a FICO of 769.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan qualified with 252.50 months reserves.

300322994	ac064ead-fe12-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	LE is missing the Mortgage Broker Loan Officer email address.		04/12/17: Corrected on the subsequent LE's. Loan will be graded a B.
 Years on Job 10 years on job.; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with a FICO of 769.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan qualified with 252.50 months reserves.

300322994	cc85282f-f412-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Missing evidence the 2nd property list in the REO section of the final application is Free and Clear.		03/31/2017: Audit reviewed original loan file and located full reconveyance. Condition rescinded.
 Years on Job 10 years on job.; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with a FICO of 769.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan qualified with 252.50 months reserves.

300322995	025314ea-cb6f-427a-8d6f-afe3c6f324cd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure in file Contact Section is incomplete. The License ID of the Settlement Agent is missing.
04/07/2017: Settlement Agent License ID Contact Info missing is considered non-material. Loan will be graded a B.04/06/2017:  Received post consummation dated > 60 days post-closing.  Per Compliance, there is no cure under the TRID rule under the TILA 130(b) for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures and finding is deemed material.

 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322995	111d992a-2e13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure Section E Recording Fee is not itemized in the margin.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322995	1a2383f2-105e-4aa0-93d0-89da2660791b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed.		04/06/2017: Audit recalculated TIP using Lender's index of X.XXXX%. The difference is X.XXXX%. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322995	42043f6f-2d13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on final CD is missing the explanation HOA for the field Other.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322995	5f507f46-63fe-45cf-9450-b8b83d0bb362	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the loan file.		04/12/2017: Received attestation no affiliates. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322995	acc16388-9f2e-41ab-9c64-3e3c92fde91f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XX,XXX.XX.		04/06/2017: Audit recalculated TOP using Lender's index of X.XXXX%. The difference is $X.XX. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322995	ca6c5816-c97c-44f0-b037-9d2b2a0c4e0a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	CHARM Booklet not provided in 3 standard business days of lender of record application date	The initial CHARM Booklet in the file is not within 3 days of the application.		04/10/17: Lender provided the disclosure tracking showing receipt of the CHARM booklet within 3 days of the application date. Condition cleared.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322995	cce38798-03e6-408c-96bc-dc6aab7d9df3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The initial ARM Loan Program Disclosure in the file is not within 3 days of the application date.
04/10/2017:  Audit reviewed original loan file. Prior condition shows the disclosure tracking within 3 days of the application date.   04/05/2017:  Audit reviewed original loan file.  Unable to determine Lender's application date.  Condition remains.

 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322995	f15c10b2-2d13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Loan Estimate document error	The initial LE and subsequent LE's are missing the Lenders email address and/or phone number.		04/06/2017: The closing CD reflects the Lender's email and phone number. Non-material finding. Loan will be rated a B.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322995	fa6e6c46-2b13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 70% however the current LTV of the subject is 73.224% .
04/07/17: It appears audit is referring to the Final CD that incorrectly reflected Cash out proceeds of $X,XXX.XX, however, you will notice the Final Settlement Statement, clearly evidences the borrower only received $XXXX cash back which is allowed under the lenders Refinance Rate & Term guidelines. Furthermore, the reviewer should re-visit this exception and refer to the post consummation CD, that was issued to the borrower to reflect the actual/correct cash out proceeds of $XXXX which corresponds with the final. Settlement statement. The borrower only received $XXXX cash out, therefore, no violation has occurred. If unable to cure, please escalate to management for review.

04/10/17: Upon further, cash back amount was corrected on the post close CD which corresponds to the final settlement statement of $XXXX Condition rescinded. 4/06/2017:  Lender guidelines allow XX% LTV for a rate/term refinance.  Borrower received $XXXX cash out which exceeds the $XXXX allowed.

 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves

300322996	3c755b1b-d172-46c4-a293-8644bd72c71d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date.		04/05/2017: Received Broker's WLSP dated within 3 days of Broker application date. Lender's WLSP dated within 3 days of Lender's application date was previously provided. Condition cleared.
300322996	40a55f63-0407-4083-9a16-b426f930b780	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX a month vs. the calculated value of $XXXX a month. The lender used the incorrect amount of $XXX for the hazard insurance vs. the actual amount of $XXX. And the Lender used $XXXX for the taxes vs. the actual amount of $XXXX.
4/11/2017: This finding is observational and considered non-material. Loan will be graded a B.
300322996	807543d0-b7a8-4847-b8d8-3d84ce956161	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated Business disclosure		04/12/2017: Received attestation no affiliates. Condition cleared.
300322996	8e6d9f5c-2e1e-4888-b4b8-6158a854db68	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final and post close CD(s) reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XX% over-disclosed.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
300322996	b1c24da1-b814-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Borrowers signed 2 CD’s. One copy is missing Product, Loan Term, ARM information, Loan disclosure check boxes, loan calculations. The final CD, section E is missing the required Recording Fee itemization.

04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/11/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.   Condition remains.

300322996	ca9c5e79-3bbe-4eb7-941d-35784a460170	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXXXXXX. The actual total of payments is $XXXXXXX, an over-disclosure of $XXXXX.
04/07/2017:  Audit recalculated TIP/TOP utilizing Lender’s index.  The final CD reflects a difference of $XXX.XX.  Total of Payments (TOP) over disclosure less than 1% is non-material. Loan will be graded a B.

300322996	d6c11eb7-6219-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing Closing Disclosure / CD Not in File
The initial, final and post close Closing Disclosure(s) are missing the required Recording Fee itemization. In additional the final and post close CD Section F/Prepaids - Property taxes do not include the number of months.

4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300323003	1322751e-98b8-4d04-840b-1b67781cc12a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Please provide Broker Affiliated Business Disclosure dated within 3 days of the Broker application signed by both Borrowers; or verification that the Broker does not have any affiliates.		04/12/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742

300323003	4cf34427-9d11-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	CLTV Exceeds Guidelines	CLTV = 89.99% which exceeds program guidelines of 80%		04/07/2017: Audit acknowledges the client approved exception for CLTV that exceeds guidelines. Loan will be rated a B.04/04/2017: Pending Client exception review
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742

300323003	66b4b142-5df8-4d2e-afa2-bb43c8a7bf38	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	Final TIL reflects date of “Maximum First Five Years” as XX/XX/XXXX when it should reflect XX/XX/XXXX.
04/07/17: We respectfully request that these TIL exceptions be revisited. Here’s the applicable citation and commentary regarding what date belongs in the Maximum During First Five Years column: REGULATION Z (TILA) Paragraph 18(s)(2)(i)(B) i. For an adjustable-rate mortgage, the creditor must take into account any interest rate caps when disclosing the maximum interest rate during the first five years. The creditor must also disclose the earliest date on which that adjustment may occur.

4/24/2017: Client acknowledges the first payment date as the max five year first adjustment date. Loan will be graded a B.04/12/2017:  For the Max 5 Year column, the lender disclosed an estimated closing date.  Audit maintains its position that pursuant to 12 CFR 1026.18(s)(2)(i)(B)(2), the creditor is required to disclose, "the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply." In a loan transaction where the interest rate is fixed for a period beyond five years from the first payment due date, the earliest date from which that same interest rate would apply would be the rate starting from the date the borrower is contractually bound to the transaction, i.e. consummation. The initial rate from consummation is the same as the maximum rate in five years after the date on which the first regular periodic payment will be due, thus for disclosure purposes, it then follows that the earliest date from which said rate would apply would be consummation.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742

300323003	ec33b912-9911-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Please provide Lender Affiliated Business Disclosure dated within 3 days of the Lender loan boarding date and signed by both Borrowers; or verification that the Lender does not have any affiliates.		04/12/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742

300325100	024bd386-7716-420f-abd1-27c9b8b90c3a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs Actual $XXX,XXX.XX, an over disclosure of $XXX.XX.
03/17/2017: Please see revised CD
03/17/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300325100	477105cd-1908-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, “Additional Information About This Loan”.		03/13/17: Cured post close and grade a B
300325100	5345e1ab-7236-42f8-a021-1ead4f818928	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure not provided within 3 days of application.
03/15/2017: The loan product was originally a fixed loan so an arm disclosure would not be needed at application, See attached ARM Disclosure which is dated within three days of the XX/XX/XXXX COC product change from fixed rate to ARM. This document was provided with credit package. Please rescind this condition

03/15/2017: Audit concurs with the Lender Rebuttal, and has determined that the loan was a fixed product changed to an ARM. Documentation to support change provided within the loan file. Condition rescinded.

300325100	57372857-64fe-4fda-a7cf-64167db5fd7c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing CHARM Booklet	The CHARM booklet was missing from the file. Please provide the CHARM booklet and/or evidence of receipt within three days of the application date. Additional conditions may apply.
03/15/2017: Loan product was originally a fixed rate loan. See attached ARM Disclosure which is dated within three days of the XX/XX/XXXX COC product change from fixed rate to ARM which contains an acknowledgement from the borrower of receipt of the CHARM booklet. Note this disclosure was provided with credit package. Please rescind this condition

03/15/2017: Audit concurs with the Lender Rebuttal, and has determined that the loan was a fixed product changed to an ARM. Documentation to support change provided within the loan file. Condition rescinded.

300325100	57d741c4-f607-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file	03/14/2017: CDA	03/14/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300325100	ba82bf19-1808-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects  a credit report fee of $XX.XX and the Final CD shows $XX.XX. Recording fee shows $XXX.XX 10% tolerance $XXX.XX, and final CD shows $XXX.XX or $XX.XX overdisclosure with no resulting CoC for any subsequent disclosures.$XX.XX refund due for cure.
03/13/17. Cured post close. Loan will be graded a B.
300325100	e58fb171-d201-4980-949a-d8aca7952578	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.
03/17/2017: Please see revised CD
03/17/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300333017	72fbea37-350f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, “Additional Information About This Loan”.		03/22/17: Cure post close and grade a B
300333017	f961931a-1e0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Name and EMail address of the Lender is missing.		03/22/17: Cured post close. Loan will be graded a B.
300345265	474c7ecb-ea63-4844-9116-0e8264000981	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/23/2017: Received explanation letter and post consummation CD reflecting license number of Settlement Agent. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 80 months reserves; No Rental Lates UW Guides require 0 x 30 days late in the most recent 25 months; credit report verifies 25 months payment history with no late payments reported; Years on Job Borrower has 12 years on the job

300345265	68f5649e-a20d-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. E-Disclosure Tracking Summary provided in file does not specify what was e-signed.  E-Disclosure Tracking Summary specifying the Initial CD was e-signed must be provided.
03/23/2017: Received initial CD and e-sign history. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 80 months reserves; No Rental Lates UW Guides require 0 x 30 days late in the most recent 25 months; credit report verifies 25 months payment history with no late payments reported; Years on Job Borrower has 12 years on the job

300345265	6c0f368b-570b-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Permanent Resident Alien Card	A copy of the borrower's Permanent Resident Alien Card was not provided.	03/22/2017: Permanent Resident Card	03/22/2017: Audit reviewed the Permanent Resident Alien Card, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 80 months reserves; No Rental Lates UW Guides require 0 x 30 days late in the most recent 25 months; credit report verifies 25 months payment history with no late payments reported; Years on Job Borrower has 12 years on the job

300345265	6c60e323-570b-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Taxes and County Property Taxes in section F of the final Closing Document are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/23/2017: Received explanation letter and post consummation CD reflecting payee in Section F. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 80 months reserves; No Rental Lates UW Guides require 0 x 30 days late in the most recent 25 months; credit report verifies 25 months payment history with no late payments reported; Years on Job Borrower has 12 years on the job

300345265	8845278b-bf4a-4172-a3b9-d7a3e57a341f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used an amount of $XXX.XX for Other, however there is no evidence in the file of taxes, insurance or an assessment in the amount of $XXX.XX.  Please note that a letter of explanation to the borrower must also be issued.
															As per the UW's comments in the 1008 comments document: Other exp $XXX.XX/mo is special tax on purchase contract, 2% increase per years, used 3yrs	03/24/2017: Per Compliance Lender's CD is correct. Condition rescinded.03/23/2017: Pending Compliance review
 Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 80 months reserves; No Rental Lates UW Guides require 0 x 30 days late in the most recent 25 months; credit report verifies 25 months payment history with no late payments reported; Years on Job Borrower has 12 years on the job

300345265	8abf4b04-530b-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The final executed 4506-T was not provided per the lender's guidelines.	03/22/2017: Fully Executed 4506T	03/22/2017: Audit reviewed executed 4506T at closing, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 80 months reserves; No Rental Lates UW Guides require 0 x 30 days late in the most recent 25 months; credit report verifies 25 months payment history with no late payments reported; Years on Job Borrower has 12 years on the job

300345265	8ac255c5-570b-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration
Missing evidence of adequate hazard insurance coverage. The hazard insurance certificate in the file does not reflect the correct property address or the Lender's Mortgagee Clause.  Additionally, the borrower's individual insurance declaration for wall to wall coverage is missing.  Additional conditions may apply.

03/22/2017: Walls-In Coverage (Including Improvements and Betterments) are included in the Master Insurance policy. See Endorsement XXXX XX Edition. Also, Borrower address and Loss Payee is present on the Insurance Certificate.

03/22/2017: Audit reviewed Master Hazard Insurance Declaration page, and has determined that the policy reflects the correct property address and Lender Mortgagee Clause. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 80 months reserves; No Rental Lates UW Guides require 0 x 30 days late in the most recent 25 months; credit report verifies 25 months payment history with no late payments reported; Years on Job Borrower has 12 years on the job

300345265	bada23ec-7e0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The County Tax Stamp in section E of the final Closing Disclosure is missing the name of the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/23/2017: Received explanation letter and post consummation CD reflecting payee in Section E. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 80 months reserves; No Rental Lates UW Guides require 0 x 30 days late in the most recent 25 months; credit report verifies 25 months payment history with no late payments reported; Years on Job Borrower has 12 years on the job

300345265	d26a8551-d06c-4d95-9f70-227614e4fb8d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Attestation in the file was only for the flood certification.  Additionally, the Title - Recording Services Fee was reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned fee and therefore the Title - Recording Services Fee should be reflected in section C of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
There was no credit report fee for this file. The LE did not disclose any charge for this service, therefore, no amount could be charged to the borrower on the CD.
03/24/2017:  Received explanation letter and post consummation CD reflecting Credit Report fees as paid by Lender in Section B.  Condition cleared.03/24/2017:  Per Compliance, the credit report fess are $XX.XX + $X.XX.  If the fess were not charged to the borrower, they should be listed as Lender paid in Section B.  Condition remains.03/23/2017:  Received attestation no Flood Cert charges.  Received explanation letter and post consummation CD moving Title - Recording Services Fee to Section C.  The CD is still missing the Credit Report fee in Section B. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 80 months reserves; No Rental Lates UW Guides require 0 x 30 days late in the most recent 25 months; credit report verifies 25 months payment history with no late payments reported; Years on Job Borrower has 12 years on the job

300345501	0c242961-9d11-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	The Appraiser is not on the lender’s approved appraiser list.		04/03/2017: XXX is reflected on updated approval list. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 174.00 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 28.28%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704.

300345501	46e86244-3269-4e34-81ec-45ad1b43b367	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing in the file.		04/12/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 174.00 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 28.28%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704.

300345501	687d5f82-8d18-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing HELOC agreement	Added 04/03/2017: Please provide HELOC Agreement or Note for concurrent second lien. Unable to determine monthly payment.		04/12/2017: Received HELOC agreement. DTI within acceptable range. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 174.00 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 28.28%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704.

300345501	94d5afe0-6082-4cb0-9e1a-d2331ade896e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	The Mortgage is incomplete, missing pages.		04/03/2017: Received recorded mortgage with all pages and riders. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 174.00 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 28.28%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704.

300345501	ac70d5d7-9c11-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Missing evidence of payment for subordinating HELOC 2nd.		04/03/2017: This condition is unclear and is rescinded. A new condition has been added.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 174.00 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 28.28%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704.

300345501	bff7ed5e-0aeb-495e-a902-74e013a04b7d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
Consulted with Compliance and it was determined this exception is considered as an Ability to Repay deficiency. Please provide HELOC Agreement or Note for concurrent second lien.  Unable to determine monthly payment.
04/12/2017: Received HELOC agreement. DTI within acceptable range. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 174.00 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 28.28%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704.

300345502	7741b74d-3c55-474e-aeaf-eb175ec1c72a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
300345502	7d70dec3-de11-4a66-96c8-99e9761f4ceb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments sections on the Initial and Revised LE, and on the Final and Post-Close CD's is missing the explanation HOA for the field Other.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 04/17/2017:  Received explanation letter and post consummation CD > 60 days from consummation.  Per Compliance, there is no cure under the TRID rule under the TILA 130(b) for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  Finding is deemed material.4/11/2017:  LOE to the borrower has current date and the corrected CD is dated the same as the post consummation CD. Post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300345502	d1567633-d114-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F of both the Final and Post-Closing CD's indicates prepaids are collected. The number of months collected for the Homeowner's Insurance Premium and the Property Taxes was not completed.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 04/17/2017:  Received explanation letter and post consummation CD > 60 days from consummation.  Per Compliance, there is no cure under the TRID rule under the TILA 130(b) for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  Finding is deemed material.4/11/2017:  LOE to the borrower has current date and the corrected CD is dated the same as the post consummation CD. Post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300345502	ea900bad-1c16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The final CD in file section H is missing name of payee for Pest Inspection and Notary fees paid by the seller.
04/18/17: 04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 04/17/2017:  Received explanation letter and post consummation CD > 60 days from consummation.  Per Compliance, there is no cure under the TRID rule under the TILA 130(b) for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  Finding is deemed material.4/11/2017:  LOE to the borrower has current date and the corrected CD is dated the same as the post consummation CD. Post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300345506	12377c1c-2e17-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/10/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345506	12697d52-2e17-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The CA license ID information is missing from the Settlement Agent or settlement company column. Cured post close.		04/03/2017: Cured post close.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345506	53ef996f-3825-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment	Third party verification of self employment for borrower dated within 30 days of the note date was not provided.
05/01/17: Per instruction, verification of employment can be in form of CPA prepared tax returns for most recent two years and must correspond to transcripts to ensure that is what was filed. Preparer should reflect CPA also on transcripts via tax id number. Business License: 437,438, T/R signature pages 397,413,435,436, Business T/R & Signature pages: 431,432,434,433,445,457,467,  Tax transcripts match EIN, 494-500. Condition cleared.  04/27/2017:  Pending Client exception request04/24/2017:  Audit re-reviewed loan file.  Borrower owns 2 S-Corporations per XXXX tax return, Schedule E Part II.  Business license for Business A is greater than 30 days prior to the note date.  Verification of Business B not provided.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345506	6647b259-b991-416d-959c-d9647d0f57ad	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XXX.XX.		04/03/2017: Total of Payments is less than 1% of loan amount and acknowledged by client. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345506	676c19fb-d7af-4ce7-9545-ee646bcec328	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Funding occurred before RTC Expiration Date	Closing date on final CD did not match the right to cancel. Post closing CD corrects the closing and funding dates.		04/03/2017: Corrected post close.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345506	6b0dfe61-b52e-4491-a4e3-461caf2817c6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing CHARM Booklet	Please provide the required disclosure.		04/06/2017: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345506	772a2a3d-bc3b-4dec-987e-c3bafc8537b9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Please provide the required disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345506	9215af31-2d17-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraiser is not on the lender approved appraiser list.		04/07/2017: XXX is reflected on updated approval list. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345506	c0603308-0ef2-4eb5-b41a-182f85aec783	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is not found in the file missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for).  The CD section C fees were included into the 10% fee calculation, tolerance not violated.
04/03/2017: Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345506	d9ea1c9c-3825-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Third party verification of self employment for borrower dated within 30 days of the note date was not provided.
05/01/17: Per instruction, verification of employment can be in form of CPA prepared tax returns for most recent two years and must correspond to transcripts to ensure that is what was filed. Preparer should reflect CPA also on transcripts via tax id number. Business License: 437,438, T/R signature pages 397,413,435,436, Business T/R & Signature pages: 431,432,434,433,445,457,467,  Tax transcripts match EIN, 494-500. Condition cleared.  04/27/2017:  Pending Client exception request04/24/2017:  Audit re-reviewed loan file.  Borrower owns 2 S-Corporations per XXXX tax return, Schedule E Part II.  Business license for Business A is greater than 30 days prior to the note date.  Verification of Business B not provided.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; No Mortgage Lates Guides require 1 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

300345510	107f60dc-cbb9-4ca4-b881-472d328734ba	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		04/10/2017: Non-material finding. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Years in Field Borrower has 19 years in Field

300345510	173fa187-6615-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		04/03/2017: XXX is reflected on updated approval list. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Years in Field Borrower has 19 years in Field

300345510	1b5756e5-1ecd-4b4a-86b4-106941c21ba6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure is missing the explanation HOA for the field Other.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/10/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Years in Field Borrower has 19 years in Field

300345510	5edae57e-44b0-4fb6-bda8-96ed37c090e2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of 73.830% vs actual TIP of 71.796% with a difference of 2.034% over-disclosed.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Years in Field Borrower has 19 years in Field

300345510	6f6f624b-d41f-4424-9369-dd18c384d0e1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	"The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX,XXX.XX"
04/07/2017:  Audit recalculated TIP/TOP utilizing Lender’s index.  The final CD reflects TOP of $X,XXX,XXX.XX vs. actual TOP of $X,XXX,XXX.XX, an over disclosure of $XXX.XX. Total of Payments (TOP) over disclosure less than 1% is non-material. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Years in Field Borrower has 19 years in Field

300345510	cf4752e5-f644-4b7c-b834-2fb2e004124d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		04/12/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Years in Field Borrower has 19 years in Field

300345513	073454c2-3516-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		04/03/2017: Appraiser is reflected on updated approval list. Condition cleared.			FICO is higher than guideline minimum 767; Reserves are higher than guideline minimum 127k reserves; LTV is lower than guideline maximum 72.85 < 80 max
300345513	08acce57-3516-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the funding Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

04/18/17: Compliance department has reviewed and ruled that the cure is correction within XX days of discovery.  Cured Post Close. Graded a B. 4/11/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.
FICO is higher than guideline minimum 767; Reserves are higher than guideline minimum 127k reserves; LTV is lower than guideline maximum 72.85 < 80 max
300345513	82d6f4ed-e469-43d5-a67e-a440221e8eda	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The funding CD reflected total of payments as $XXXXXXXXX. The actual total of payments is $XXXXXXXXX, an over-disclosure of $XXXXXX.		03/31/2017: Total of Payments is less than 1% of loan amount and acknowledged by client. Loan will be graded a B.			FICO is higher than guideline minimum 767; Reserves are higher than guideline minimum 127k reserves; LTV is lower than guideline maximum 72.85 < 80 max
300345513	aa9e8c9a-4716-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of income documentation	The XXX w2 for B1 is missing from the loan file.		04/05/2017: Audit reviewed original loan file and located XXXX & XXXX W-2's for both borrowers. XXXXW-2 is not required. Condition rescinded.			FICO is higher than guideline minimum 767; Reserves are higher than guideline minimum 127k reserves; LTV is lower than guideline maximum 72.85 < 80 max
300345513	aaf925c9-d71f-423c-a927-3984128c8b55	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The affiliated business disclosure is missing from the loan file.		04/12/2017: Received attestation no affiliates. Condition cleared.			FICO is higher than guideline minimum 767; Reserves are higher than guideline minimum 127k reserves; LTV is lower than guideline maximum 72.85 < 80 max
300345513	e75bc8dc-3516-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	The XXXX w2 for B1 is missing from the loan file.		04/05/2017: Audit reviewed original loan file and located XXXX & XXXX W-2's for both borrowers. XXXX W-2 is not required. Condition rescinded.			FICO is higher than guideline minimum 767; Reserves are higher than guideline minimum 127k reserves; LTV is lower than guideline maximum 72.85 < 80 max
300345513	e88aa04d-3616-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Final signed closing disclosure evidencing for sale of REO property listed on final loan application is missing from the loan file.		04/11/17: Lender provided the final signed settlement statement evidencing for sale of REO property listed on final loan application. Condition cleared.			FICO is higher than guideline minimum 767; Reserves are higher than guideline minimum 127k reserves; LTV is lower than guideline maximum 72.85 < 80 max
300345514	2709175a-5e16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Final Closing Disclosure and Post-Consummation CD do not reflect the Recording fees itemized in Section E.
4/22/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies. 04/18/17: Post Closing CD does not itemize section E recording fees. Condition maintained. 04/12/2017:  Post consummation CD > XX days from consummation.  Per Compliance, clerical errors can only be made within XX days of loan consummation and finding is deemed material.

 No Mortgage Lates No mortgage lates on investment properties owned; Reserves are higher than guideline minimum 68 mos in reserves > 6 mos per guidelines; DTI is lower than guideline maximum 33% DTI  < 45% DTI per guidelines.

300345514	47f28a93-b018-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Lease agreement	Missing the lease agreements for all properties listed on the 1003/REO section.
We respectfully disagree with the noted findings. Per the guidelines, lease agreements are only required if the rental property was acquired since the last tax filing. All of these properties were on the borrower’s XXXX and XXXX Schedule E returns.

04/11/17: Upon further review, the lender guidelines state for properties listed on Sch. E of the borrower's tax returns. Use the most recent 2 years or if acquired since the last tax filing, a current lease agreement is required. Loans are not QM. Condition rescinded.

 No Mortgage Lates No mortgage lates on investment properties owned; Reserves are higher than guideline minimum 68 mos in reserves > 6 mos per guidelines; DTI is lower than guideline maximum 33% DTI  < 45% DTI per guidelines.

300345514	6a6896c3-76f1-4891-86ab-aa1cae18c41b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
 No Mortgage Lates No mortgage lates on investment properties owned; Reserves are higher than guideline minimum 68 mos in reserves > 6 mos per guidelines; DTI is lower than guideline maximum 33% DTI  < 45% DTI per guidelines.

300345514	8bfe91c7-f0f5-4567-8357-205b83e709fd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)
Final Closing Disclosure reflects Section C fees of $XXXX and recording fees of $XXX, however, the final settlement statement reflects Section C fees of $XXXX and recording fees of $XXX resulting in a variance of $XXX. Proof the correct amounts were charged to the borrower or refund to cure.
04/11/17: Cured post close. Loan will be graded a B.
 No Mortgage Lates No mortgage lates on investment properties owned; Reserves are higher than guideline minimum 68 mos in reserves > 6 mos per guidelines; DTI is lower than guideline maximum 33% DTI  < 45% DTI per guidelines.

300345514	939f0d18-fd6a-435e-9398-3568c3626a55	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
Final Closing Disclosure and Post Consummation Contact Information section is incomplete.  The CA License Number of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing.  Additionally, the Real Estate Broker for the Borrower and Seller both reflect XXXXXXXXX Realty, Inc. However fees are being paid to XXXXXXXXX Realty, Inc. and XXXXXX XXXXX and Realty.  Per the Sellers CD, the Borrowers Real Estate Broker is XXXXXX XXX XXXXX which is incorrectly disclosed in the Contact Information section on the CD's.
04/10/2017: Non-material finding. Loan will be rated a B.
 No Mortgage Lates No mortgage lates on investment properties owned; Reserves are higher than guideline minimum 68 mos in reserves > 6 mos per guidelines; DTI is lower than guideline maximum 33% DTI  < 45% DTI per guidelines.

300345514	c8b8ef22-58b4-45a5-bc78-e1738ecf1a36	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Missing the lease agreements for all properties listed on the 1003/REO section.
We respectfully disagree with the noted findings. Per the guidelines, lease agreements are only required if the rental property was acquired since the last tax filing. All of these properties were on the borrower’s XXXX and XXXX Schedule E returns.

04/11/17: Upon further review, the lender guidelines state for properties listed on Sch. E of the borrower's tax returns. Use the most recent 2 years or if acquired since the last tax filing, a current lease agreement is required. Loans are not QM. Condition rescinded.

 No Mortgage Lates No mortgage lates on investment properties owned; Reserves are higher than guideline minimum 68 mos in reserves > 6 mos per guidelines; DTI is lower than guideline maximum 33% DTI  < 45% DTI per guidelines.

300345520	1c9bd285-9dd9-43e8-b867-da7b6693a7ed	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		04/26/2017: Received evidence no affiliates. Condition cleared.
300345520	2238764d-30b8-42fb-b073-7d1b90219414	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
Consulted with Compliance and it was determined this exception is considered as an Ability to Repay deficiency.  The amount of insurance required is $XXXXXX vs. the actual amount of coverage $XXXXXX.  The amount of coverage is short by $XXXXXX.  Missing evidence of Cost Estimator provided by the insurance company to determine proper replacement.
04/11/2017: Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
300345520	5fb7823d-7f18-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		04/07/2017: XXX is reflected on updated approval list. Condition cleared.
300345520	7c90e60d-2a38-4fe2-8c24-f92ecabbb3dd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of 86.480% vs. actual TIP of 84.516% with a difference of 1.964% over-disclosed.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
300345520	80155475-7f18-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The amount of insurance required is $XXXXXX vs. the actual amount of coverage $XXXXXX.  The amount of coverage is short by $XXXXXX.  Missing evidence of Cost Estimator provided by the insurance company to determine proper replacement.

04/11/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided.  Condition cleared.  04/07/2017:  Audit requires a cost estimator provided by the insurance company to determine replacement value.  Condition remains.

300345520	87a1796f-5716-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
03/31/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300345520	96f47725-0632-4d2f-99eb-ad3a94c7c7f1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $XXXXXXX. The actual total of payments is $XXXXXXX, an over-disclosure of $XXXXX.		04/07/2017: Audit recalculated TIP/TOP utilizing Lender’s index. Figures are now within tolerance. Condition cleared.
300345520	c8faa43d-aae9-49e1-b054-50ae0c0702a6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing CHARM Booklet	File is missing the CHARM Booklet.		04/11/17: Lender provided evidence of receipt of the CHARM booklet within 3 days of the application date. Condition cleared.
300345520	ca41f76d-5516-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared Disaster area. Inspection post incident date was not provided.		04/10/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300345520	e8327736-5616-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title-Notary Fees in section B of the final Closing Disclosure is missing the name of the service provider.		03/31/2017: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.
300345521	29965107-5316-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	The YTD Profit and Loss Statement for the borrowers' primary business was not located in the loan file.		04/11/17: YTD Profit and Loss Statement for the borrowers' primary business was provided. Condition cleared.
 FICO is higher than guideline minimum The borrowers' FICO was 784 where the minimum required was 680; Reserves are higher than guideline minimum The borrowers had 51.90 months in reserves where the minimum required was 6 months; Full Documentation Full income/ Full asset documentation

300345521	3b9fbcba-b891-42ab-83b0-05561075f788	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	The borrowers' DTI of 47.59% exceeds the maximum allowable of 45%. The lender did not average XXXX and XXXX income for one of the borrower's businesses.		04/18/2017: Audit reviewed Lender's rebuttal and original loan file. Added back depreciation for partnership #2 on final 1003 Section V. DTI within guidelines. Condition rescinded.
 FICO is higher than guideline minimum The borrowers' FICO was 784 where the minimum required was 680; Reserves are higher than guideline minimum The borrowers had 51.90 months in reserves where the minimum required was 6 months; Full Documentation Full income/ Full asset documentation

300345521	89fbf6a5-5816-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
The borrowers' DTI of 47.59% exceeds the maximum allowable of 45%. The lender did not average XXXX and XXXX income for one of the borrower's businesses. Seems as if some depreciation for 1065 income was applied although evident in file.
04/18/2017: Audit reviewed Lender's rebuttal and original loan file. Added back depreciation for partnership #2 on final 1003 Section V. DTI within guidelines. Condition rescinded.
 FICO is higher than guideline minimum The borrowers' FICO was 784 where the minimum required was 680; Reserves are higher than guideline minimum The borrowers had 51.90 months in reserves where the minimum required was 6 months; Full Documentation Full income/ Full asset documentation

300345521	c8a6d1df-5816-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Loan amount greater than guideline maximum	The subject loan closed with a loan amount of $XXX where the maximum loan amount allowed was $XXX.
05/05/2017:  Client acknowledged exception due to job stability and reserve profile.  Condition cleared.04/18/2017:  Audit is not able to use the guidelines provided by Lender.  Our guidelines provided by Client are dated 05/25/2015.  Condition remains.

 FICO is higher than guideline minimum The borrowers' FICO was 784 where the minimum required was 680; Reserves are higher than guideline minimum The borrowers had 51.90 months in reserves where the minimum required was 6 months; Full Documentation Full income/ Full asset documentation

300345521	d279a48f-2617-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraiser not on the lenders approved appraisers list.		04/13/17: Verified appraiser is active on National Registry. Correspondent loan. Condition cleared.
 FICO is higher than guideline minimum The borrowers' FICO was 784 where the minimum required was 680; Reserves are higher than guideline minimum The borrowers had 51.90 months in reserves where the minimum required was 6 months; Full Documentation Full income/ Full asset documentation

300345525	1b4b2929-7ac0-4291-b046-656927b310fd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The funding CD reflected total of payments as $XXXXXXX. The actual total of payments is $XXXXXXX, an over-disclosure of $XX.XX.		03/27/2017: Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.
300345525	3e6ff859-75fa-4e0e-b22d-e4c8e0546951	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The funding Closing Disclosure Section C fee Title-Wire Transfer Fee $XX paid by the seller is missing the payee. In addition, Section F Prepaids section of the final and funding Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

04/18/17: Compliance department has reviewed and ruled that the cure is correction within XX days of discovery.  Cured Post Close. Graded a B. 4/07/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.

300345525	62be200b-ffb3-4a84-aafb-7b0b4bc6f93f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE dated XX/XX/XXXX is missing the lender's email and phone number under the section, Additional Information About This Loan. In addition, the LE dated XX/XX/XXXX is missing the lender's name, NMSL/License ID, email and phone number.
03/27/2017: This finding is not material. Loan will be graded a B for all agencies.
300345525	cf3ca001-073c-41c2-b914-6bba6d30884d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final and the funding Closing Disclosure does not list the name of the government entity assessing the tax.
04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300345525	f79ba4ac-d022-4fba-87a7-c9d023258f8e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Title Endorsement Fee is reflected in section B of the funding Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title-Title Endorsement Fee should be listed in section C of the CD. In addition, the payee is missing.

04/18/17: Compliance department has reviewed and ruled that the cure is correction within 60 days of discovery.  Cured Post Close. Graded a B. 4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300345528	012af783-8515-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in FEMA declared disaster area, Inspection post incident date was not provided.		04/07/2017: Received post disaster inspection reflecting no damage. Condition cleared.			LTV is lower than guideline maximum LTV of 58.95% is lower than guideline minimum.; Years in Field 30 years in field.; No Mortgage Lates No mortgage lates on credit
300345528	0f1e2c51-8117-430e-a6f8-b007b32898fd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure was not provided within 3 days of application date.
04/13/2017:  Audit reviewed original loan file. Loan was originated as a 30 year FRM and changed to an ARM, at borrower's request.  ARM disclosure is within 3 days of change date.  No violation.  Condition rescinded.
LTV is lower than guideline maximum LTV of 58.95% is lower than guideline minimum.; Years in Field 30 years in field.; No Mortgage Lates No mortgage lates on credit
300345528	1877fd3b-8715-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		04/13/17: Verified appraiser is active on National Registry. Correspondent loan. Condition cleared. 04/03/2017: Unable to locate appraiser or management company on approval lists. Condition remains.			LTV is lower than guideline maximum LTV of 58.95% is lower than guideline minimum.; Years in Field 30 years in field.; No Mortgage Lates No mortgage lates on credit
300345528	47bd1892-b318-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification
Provide a Verbal Verification of Employment for the Borrower dated prior to the Note date per the guidelines.  The VVOE in file is dated after the Note date.  ATR status is pending until remediation of this item is received.

04/24/2017:  Received VVOE dated the signing date.  Condition cleared.04/21/2017:  Audit re-reviewed loan file.   The VVOE is dated after the note date.  The WVOE and pay stubs are greater than 30 days prior to the note date.
LTV is lower than guideline maximum LTV of 58.95% is lower than guideline minimum.; Years in Field 30 years in field.; No Mortgage Lates No mortgage lates on credit
300345528	50db64c1-2000-4e5a-8db2-8a2d28ae2e37	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure, Contact Information section is incomplete. The NMLS/License ID of the Settlement Agent is missing. No Cure.		04/10/2017: Non-material finding. Loan will be rated a B.			LTV is lower than guideline maximum LTV of 58.95% is lower than guideline minimum.; Years in Field 30 years in field.; No Mortgage Lates No mortgage lates on credit
300345528	a7901751-b318-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Provide a Verbal Verification of Employment for the Borrower dated prior to the Note date per the guidelines. The VVOE in file is dated after the Note date.
05/01/17:    The verification provided is dated post consummation and does not meet APR requirements.  Borrower’s XXXX-XXXX Tax Returns are prepared by an accountant. Signed by the borrower; Pg 449,450.  Transcripts EIN matches what is on the Tax Returns. Verification of employment can be in form of CPA prepared tax returns for most recent two years and must correspond to transcripts to ensure that is what was filed. Preparer should reflect CPA also on transcripts via tax id number. Condition cleared. 04/21/2017:  Audit re-reviewed loan file.   The VVOE is dated after the note date.  The WVOE and pay stubs are greater than 30 days prior to the note date.
LTV is lower than guideline maximum LTV of 58.95% is lower than guideline minimum.; Years in Field 30 years in field.; No Mortgage Lates No mortgage lates on credit
300345528	e63cdb23-1c63-48bb-b200-0719fff07aba	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.		04/13/2017: Received evidence of E-consent. Condition cleared.			LTV is lower than guideline maximum LTV of 58.95% is lower than guideline minimum.; Years in Field 30 years in field.; No Mortgage Lates No mortgage lates on credit
300345529	0b5cab93-b486-4744-bba3-72dfd58fb7ae	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Brokers Affiliated Business Disclosure in file is not executed by the borrowers.		04/12/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	1175503a-3c13-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXXXXX plus replacement cost of $XXXXXX = $XXXXXX total coverage; subject loan amount is $XXXXXXX which creates a shortfall of $XXXXXX. Insurance company to provide a Cost Estimator.
04/11/2017: Proof of XXX% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	21f57516-5192-43bb-96a3-d4ab7d96dd32	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final CD Contact Information Section is incomplete.  The address, email address and phone number for the Real Estate Broker for borrower and seller is missing. In addition, the License ID for the Settlement Agent is missing.
04/10/2017: Non-material finding. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	2cc26bc0-7bde-468a-b5d3-eca1970358aa	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD in file page 1 is missing the address of the seller.
4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	48516b1c-d813-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lenders Affiliated Business Disclosure.		04/12/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	b88f3044-a345-485e-a911-f89040f5fba7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for General Information section not present in L.E.	The LE dated xx/xx/xxxx and subsequent LE dated xx/xx/xxxx is missing required data under the Additional Information (page 3) section. The Lenders email address and/or phone number is missing.		04/10/2017: Non-material finding. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	ca40aefd-baa5-49de-9557-897828ee8504	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing copy of the seller's Closing Disclosure.		04/12/2017: Received certified Seller closing disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	d39ca9f3-acad-44bf-9134-000c5434a3bc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments asXXXX a month vs. the calculated value of $XXXX a month difference of $XX. Difference appears to be Lender used $XXX per month on hazard insurance vs $XXX per month actual reflected on insurance policy.

4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	d5e6d44e-de1a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
Consulted with Compliance and it was determined this exception is considered as an Ability to Repay deficiency. Hazard insurance policy in file reflects dwelling coverage of $XXXXXX plus replacement cost of $XXXXXX= $XXXXXX total coverage; subject loan amount is $XXXXXXX which creates a shortfall of $XXXXXX. Insurance company to provide a Cost Estimator.
04/11/2017: Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	d8e9b09c-d913-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure Section E Recording Fee is not itemized in the margin.
4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345529	d901d88c-d713-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase contract addendum	Missing addendum to purchase contract reflecting sellers credit of $XXXX and EMD of XXXXXXX as reflected on borrowers final CD. Addendum to be executed by all parties to the transaction.		04/14/2017: Received amended escrow instructions verify $5000 credit. Received counter offers reflecting change in purchase price and down payment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.31%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749

300345530	1f01e392-6518-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in A FEMA declared disaster area. Inspection post incident date was not provided.		04/10/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300345530	28ce0503-7e18-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	Missing 4506-T		04/13/2017: Received 4506-T per guidelines. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300345530	40af543e-7a18-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing third party verification of self employment income.
05/01/2017:  Lender guidelines are silent as to age requirements relative to Verification of Employment documentation. File contains 2 years signed personal and business tax returns, prepared by an independent 3rd party, which fulfills the Lender guidelines with respect to Verification of Employment.04/25/2017:  CPA letter provided references the use of funds not employment verification.  Statements of Information provided are > 30 days prior to the note date.  Pending Client exception review.  Condition remains.04/18/2017:  Pending Client exception review04/13/2017:  CPA letter provided references the use of funds.  It does not verify self-employment.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300345530	6442d79f-7918-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E) : Final CD section E recording fee was not itemized for deed or mortgage.		04/18/2017: Received explanation letter and post consummation CD > 60 days from consummation. Per Compliance, TILA 130(b) - within 60 days of discovery is allowed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300345530	c75a3d55-5a16-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel number is not consistent between Appraisal, Title and Mortgage		04/13/2017: Audit reviewed original loan file and Lender's rebuttal and agrees. APN# match. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300345530	c8860069-8b05-47bc-91c0-4a43228bc91b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Missing verification from a third party, such as a CPA, regulatory agency or applicable licensing bureau.
05/01/2017:  Lender guidelines are silent as to age requirements relative to Verification of Employment documentation. File contains 2 years signed personal and business tax returns, prepared by an independent 3rd party, which fulfills the Lender guidelines with respect to Verification of Employment.04/25/2017:  CPA letter provided references the use of funds not employment verification.  Statements of Information provided are > 30 days prior to the note date.  Pending Client exception review.  Condition remains.04/13/2017:  CPA letter provided references the use of funds.  It does not verify self-employment.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300345530	df20353e-f89f-479c-8ca3-16d7e7077d0b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on all Loan Estimates and Closing disclosures are missing the explanation HOA for the field Other.		04/18/2017: Received explanation letter and post consummation CD > 60 days from consummation. Per Compliance, TILA 130(b) - within 60 days of discovery is allowed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300345530	df3d36c2-7c18-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	LTV exceeds guidelines	75% LTV > 70% LTV guideline Jumbo Prime- Non QM program limit for primary cash out.		05/05/2017: Client acknowledged exception due to compensating factors of job stability and reserve profile. Condition cleared.04/13/2017: Pending Client exception request
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300345530	e0645427-64e0-419f-bb4f-644e3ed7b0c7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated business disclosure for the Lender and Broker.		04/12/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300355766	027e7107-4720-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/20/2017: Post CD and Letter
04/20/2017: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State) is non-material. The client has adopted SFIG guidance. Condition rescinded.

300355766	2ba3742b-5520-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	The Right to Cancel Form was not provided.	04/20/2017: NRTC	04/20/2017: Audit reviewed the executed Right to Cancel for both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300355766	302d7d60-5220-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/20/2017: Flood Cert Attestation
04/20/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.

300355766	8d8daa6a-5320-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender and the broker. If the lender and the broker are not affiliated with any other businesses, please provide an attestation stating such.	04/20/2017: Attestation for Broker and Lender Affiliates
04/20/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.

300355766	b02f72cf-e22f-4a74-8d02-29c8cc2e8e65	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.
04/20/2017: Initial CD with Receipt Log
04/20/2017: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300355766	efecd175-5620-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/20/2017: Post CD and Letter
04/20/2017: Audit review of revised CD includes all payees to Section F fees, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.  04/20/2017: Audit reviewed post closing CD, and has determined that the payees in section F for Homeowner's Insurance Premium and property taxes are missing. Provide revised CD, Notification of error and evidence of delivery. Condition remains.

300355766	ff31001a-4720-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	04/20/2017: Initial CD with Receipt Log	04/20/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300373846	2721d98a-8c2b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Obtain Housing History
Per lender’s guidelines, twelve (12) months history is required of the borrower’s mortgage or rental payments.  The history may be verified by a Verification of Loan form or twelve months canceled checks.
05/03/2017: Hi, the borrower owns his home out right. mortgage was paid off and closed in XXXX. this is on the credit report in file. thank you,
05/03/2017: Audit concurs with the Lender Rebuttal, and has determined that the Credit Report reflects prior mortgages with 12+ months of history. Borrower owned property free and clear. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.13%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 91.70 months reserves

300373846	8bb3bc44-9ba9-477d-922c-786228cf8570	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/03/2017: Hi, please see attached. thank you
05/03/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.13%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 91.70 months reserves

300373846	add40f06-8d2b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	05/10/2017: CDA05/05/2017: hi, please see attached. thank you
05/10/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.05/05/2017: Audit reviewed documentation submitted, and has determined that the CDA was not provided within the download. Provide CDA report reflecting the Investors name. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.13%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 91.70 months reserves

300373846	f841f872-8c2b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Payoff Statement	Payoff letter was not provided in the file.	05/03/2017: Hi, there was not a payoff on this loan as there was no current mortgage. this is all documented in the file. thank you.	05/03/2017: Audit concurs with the Lender Rebuttal, and has determined that the Title, Credit Report and CD's reflect no open mortgages. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.13%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 91.70 months reserves

300421803	11c90c9f-3b42-4339-8f90-fbb224cf4d24	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	The TIL payment summary is inaccurate. The Final TIL indicates the first adjustment date is XX/XX/XXXX; however, the actual first adjustment date is XX/XX/XXXX.
05/04/2017: We respectfully request that these TIL exceptions be revisited. Here’s the applicable citation and commentary regarding what date belongs in the Maximum During First Five Years column: REGULATION Z (TILA) Paragraph 18(s)(2)(i)(B) i.For an adjustable-rate mortgage, the creditor must take into account any interest rate caps when disclosing the maximum interest rate during the first five years. The creditor must also disclose the earliest date on which that adjustment may occur. We believe that the regulation and commentary, while specifically speaking to an anticipated rate adjustment date (which does not occur during the first five years on a 7/1 or 10/1 ARM), nevertheless implies that the date should reflect the earliest date that the disclosed rate may be charged within the first five years. In this case, the earliest date that the disclosed rate may be charged to the borrower would be the first payment date as reflected on the note; this is the date correctly reflected on the Final TIL as Maximum During First Five Years date. Please escalate to investor as this response was sufficient to clear these exception in the previous trade.05/01/17: We respectfully request that these TIL exceptions be revisited. Here’s the applicable citation andcommentary regarding what date belongs in the Maximum During First Five Years column:REGULATION Z (TILA)Paragraph 18(s)(2)(i)(B)i. For an adjustable-rate mortgage, the creditor must take into account any interest rate capswhen disclosing the maximum interest rate during the first five years. The creditor must alsodisclose the earliest date on which that adjustment may occur.We believe that the regulation and commentary, while specifically speaking to an anticipated rateadjustment date (which does not occur during the first five years on a 7/1 or 10/1 ARM), neverthelessimplies that the date should reflect the earliest date that the disclosed rate may be charged within the firstfive years. In this case, the earliest date that the disclosed rate may be charged to the borrower would bethe first payment date as reflected on the note, which is XX/XX/XXXX; this is the date correctly reflected onthe Final TIL as Maximum During First Five Years date.

05/04/2017: Audit acknowledges the client approved exception for the maximum five years used by the lender on the final TIL was the first payment date on the subject loan. Loan will be rated a Fitch B.  05/04/2017: Escalated to Compliance for further review.05/02/2017:  For the Max 5 Year column, the lender disclosed an estimated closing date.  Audit maintains its position that pursuant to 12 CFR 1026.18(s)(2)(i)(B)(2), the creditor is required to disclose, "the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply." In a loan transaction where the interest rate is fixed for a period beyond five years from the first payment due date, the earliest date from which that same interest rate would apply would be the rate starting from the date the borrower is contractually bound to the transaction, i.e. consummation. The initial rate from consummation is the same as the maximum rate in five years after the date on which the first regular periodic payment will be due, thus for disclosure purposes, it then follows that the earliest date from which said rate would apply would be consummation.  Condition remains.
DTI is lower than guideline maximum 36.45 < 45; FICO is higher than guideline minimum 689 > 680
300421803	84070c06-242d-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the loan file.	05/04/2017: Please see response attached.
(revised)05/04/2017: Audit reviewed Application date, and has determined that the date is BEFORE X/XX/XXXX. Received attestation, no affiliates.  Condition cleared.05/04/2017: Audit reviewed the Lender Rebuttal, and has determined that the Application date is after X/XX/XXXX.  Affiliated Business Disclosure required.  Condition remains.
DTI is lower than guideline maximum 36.45 < 45; FICO is higher than guideline minimum 689 > 680
300421803	fa52152d-25bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	B	B	VB	B	B	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/08/2017: Received post disaster inspection reflecting no damage. Condition cleared.			DTI is lower than guideline maximum 36.45 < 45; FICO is higher than guideline minimum 689 > 680
300421804	a2a0888a-2129-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided		05/08/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421804	ce25c1de-3b6d-43e3-84be-0eb5d827b188	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate
Maximum First Five Years date is disclosed inaccurately. The lender is required to disclose the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. Lender utilized the first payment date, which is inaccurate. In order to cure, the lender is required to provide: Notification of the error to the borrower, re-disclosed TIL, evidence of shipment to borrower and evidence of reopening of rescission, if applicable. The correct date for maximum first five years should be X/XX/XXXX instead of the X/XX/XXXX.

05/12/2017: The Maximum First Five Year date is the first payment due date which is an acceptable date per compliance. This is non-material and will be graded a "B" for all agencies.05/12/2017: Condition cleared in error: The Maximum First Year Date is not the Note Date (execution date). The date reflected on the final TIL is 39 days after the execution date. In order to cure, the lender is required to provide: Notification of the error to the borrower, re-disclosed TIL reflecting the Note date/execution date, evidence of shipment to borrower and evidence of reopening of rescission, if applicable. Condition remains.05/09/17: Condition acknowledged. Loan will be graded a B.

300421804	eef2d4d0-3329-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated Business Disclosure.		05/09/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300421805	1e8c9315-0c2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing flood certificate	Flood certification is missing in file.		05/09/17: Lender provided the flood certificate for the subject property. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.28%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.60 months reserves

300421805	6efbb9eb-b22a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
05/08/17: Audit reviewed the third party fraud tool and all red flags are cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.28%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.60 months reserves

300421805	ae49da13-3ef6-4c33-97ee-7790bac17370	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	The file is missing a third party fraud report.		05/07/2017 Clear Fraud report & OFAC search located in file
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.28%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.60 months reserves

300421805	d29862f5-0b2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/03/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.28%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.60 months reserves

300421805	d37b77e0-1c2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure for the lender is missing in the file.		05/09/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.28%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.60 months reserves

300421805	dd439809-06cf-4907-8b68-681677a61680	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate	TIL shows first adjustment as XX/XX/XXXX vs. actual first adjustment as XX/XX/XXXX.
05/12/17: The 1st adjustment date shown on the TIL is an acceptable date per compliance. Consulted Compliance and determined the only issue is the first five years.  Condition rescinded.05/09/17: Condition acknowledged. Loan will be graded a B.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.28%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.60 months reserves

300421807	39bd3220-522b-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in FEMA declared disaster area. Inspection post incident date not provided.		05/08/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421807	eb4c0898-572b-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		05/10/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300421816	40cee463-a82a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		05/10/17: Lender provided attestation that they do not have any affiliates. Condition cleared.			No Rental Lates 0x30 rental lates 12 months; DTI is lower than guideline maximum 33.23% < 45% as per guidleins; Reserves are higher than guideline minimum 8.8 months reserves > 6 months
300421816	c4a5d271-a82a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	05/04/2017: Please see response attached.	05/04/2017: Audit located XXX on approval list. Condition rescinded.			No Rental Lates 0x30 rental lates 12 months; DTI is lower than guideline maximum 33.23% < 45% as per guidleins; Reserves are higher than guideline minimum 8.8 months reserves > 6 months
300421820	26426065-de19-4064-a550-84d6febabbb6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate	The final TIL first adjustment date reflects XX/XX/XXXX however the actual date is XX/XX/XXXX per the note.
05/12/2017: Maximum Ever column principal payment of $XXXX.XX on Final TIL vs $XXXX.XX actual creates a two cent difference which appears to be created due to rounding of index and loan amount. Condition rescinded.05/09/17: Condition acknowledged. Loan will be graded a B.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.7 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.32%; Years Self Employed Borrower has 6 years Self Employed

300421820	27e75e42-b52a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/03/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.7 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.32%; Years Self Employed Borrower has 6 years Self Employed

300421820	30710db2-bc2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business disclosure is missing from the loan file.		05/10/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.7 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.32%; Years Self Employed Borrower has 6 years Self Employed

300421820	74741d51-dd2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
05/08/17: Audit reviewed the third party fraud tool and all red flags are cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.7 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.32%; Years Self Employed Borrower has 6 years Self Employed

300421820	9144d950-568b-42ad-82bf-63898b0159ae	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
05/08/17: Audit reviewed the third party fraud tool and all red flags are cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.7 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.32%; Years Self Employed Borrower has 6 years Self Employed

300421835	1e2ec39c-a22a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX. A cost estimator from the insurer was not provided.

05/30/2017:  The letter provided by the insurance company states Homeowners policies that include Option D have 100% replacement cost coverage.  Borrower’s policy includes Option D.  Letter provided post-closing.  Condition cleared.  Loan will be rated a B.05/10/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.30%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15.20 months reserves

300421835	29e60f3e-9f2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/10/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.30%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15.20 months reserves

300421835	405b785d-8b2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/02/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.30%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15.20 months reserves

300421835	47a10221-7c29-4495-b48b-9080c0becd6a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX. A cost estimator from the insurer was not provided.

05/30/2017:  The letter provided by the insurance company states Homeowners policies that include Option D have 100% replacement cost coverage.  Borrower’s policy includes Option D.  Letter provided post-closing.  Condition cleared.  Loan will be rated a B.05/10/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.30%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15.20 months reserves

300421835	684e9a48-2966-4074-8113-50f936d77f66	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate
Maximum First Five Years date is disclosed inaccurately. The lender is required to disclose the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. Lender utilized the first payment date, which is inaccurate. In order to cure, the lender is required to provide: Notification of the error to the borrower, re-disclosed TIL, evidence of shipment to borrower and evidence of reopening of rescission, if applicable.
05/10/17: The 1st adjustment date shown on the TIL is an acceptable date per compliance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.30%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15.20 months reserves

300421835	cd3b7e39-b72a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		05/08/17: Audit reviewed the third party fraud tool and all red flags are cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.30%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15.20 months reserves

300421854	17413415-dd29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.

05/01/17: We respectfully disagree with the noted finding. Please note that our guidelines do not require a fraud report to be completed. OFAC search attached. Please escalate this exception for review.
																05/02/17: A third party fraud tool is required for securitization. Condition maintained.05/08/17: Audit reviewed the third party fraud tool and all red flags are cleared.			FICO is higher than guideline minimum 770 > 680; DTI is lower than guideline maximum 40.30 < 45; Reserves are higher than guideline minimum 6.7 > 6.0
300421854	3e1973df-da29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.
The application for this loan was X/XX/XXXX, please see the attached guidelines and product description that was used at this time. These guides do not contain transcript requirements. No violation has occurred.
																06/23/2017: Received approved Product Description and Underwriting guidelines. Transcripts are not required. Condition cleared.05/26/2017: Pending Client exception review.			FICO is higher than guideline minimum 770 > 680; DTI is lower than guideline maximum 40.30 < 45; Reserves are higher than guideline minimum 6.7 > 6.0
300421854	45eb5d5d-b9a8-4244-90ab-4c47139d4487	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of income documentation
Salaried: Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided. Lender's guidelines require 2 years IRS transcripts. Transcripts not provided

Signed returns attached. The application for this loan was X/XX/XXXX, please see the attached guidelines and product description that was used at this time. These guides do not contain transcript requirements. No violation has occurred.

06/23/2017:  Received approved Product Description and Underwriting guidelines.  Transcripts are not required.  Condition cleared.05/26/2017:  Received signed tax returns.  Pending Client exception review for transcripts.
FICO is higher than guideline minimum 770 > 680; DTI is lower than guideline maximum 40.30 < 45; Reserves are higher than guideline minimum 6.7 > 6.0
300421854	741459b4-27bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	B	B	VB	B	B	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/03/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.			FICO is higher than guideline minimum 770 > 680; DTI is lower than guideline maximum 40.30 < 45; Reserves are higher than guideline minimum 6.7 > 6.0
300421854	86b6addd-dd29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Salaried: Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.		05/02/17: Lender provided the signed personal tax returns. Condition cleared.			FICO is higher than guideline minimum 770 > 680; DTI is lower than guideline maximum 40.30 < 45; Reserves are higher than guideline minimum 6.7 > 6.0
300421854	ef47f18e-99cc-4695-aa7f-f3eeb0639650	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
																05/02/17: A third party fraud tool is required for securitization. Condition maintained.05/07/17 cleared as fraudtool was received and clear along with OFAC.			FICO is higher than guideline minimum 770 > 680; DTI is lower than guideline maximum 40.30 < 45; Reserves are higher than guideline minimum 6.7 > 6.0
300421858	787472df-2129-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/02/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421858	f3e73b3b-6afc-4641-a2e9-ade7d8775d85	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	The maximum first five years date is reflected as XX/XX/XXXX rather than actual calculated date of XX/XX/XXXX.		05/08/17: Client waived. Loan will be graded a B. 05/02/17: No documentation was attached. Condition maintained.
300421870	0842c0c1-e029-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/02/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with fully index  DTI of 37.95; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves

300421870	186a6ff0-ed29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Hazard Insurance Declaration	Missing hazard insurance declaration (H06)	05/01/17: Please see the condo master insurance policy attached, which has “walls in” coverage. Therefore, no separate policy is required.	05/02/17: Policy reflects wall in coverage. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with fully index  DTI of 37.95; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves

300421870	54456658-f533-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of income documentation	Two years of tax transcripts to support the 1040 tax returns in file was not provided as required by lender guidelines.		06/23/2017: Received approved Product Description and Underwriting guidelines. Transcripts are not required. Condition cleared.05/26/2017: Pending Client exception review
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with fully index  DTI of 37.95; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves

300421870	9a85bc49-e429-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.	05/01/17: We respectfully disagree with the noted finding. Please note that our guidelines do not require a fraud report to be completed. Please escalate this exception for review.	05/07/17: Fraud tool clear and OFAC clear. 05/02/17: A third party fraud tool is required for securitization. Condition maintained.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with fully index  DTI of 37.95; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves

300421870	c5c8cdb1-9c96-4e41-bb10-41b16e62e092	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	The following documents are missing: A third party fraud tool and evidence of hazard insurance.	05/01/17: We respectfully disagree with the noted finding. Please note that our guidelines do not require a fraud report to be completed. Please escalate this exception for review.	05/02/17: A third party fraud tool is required for securitization. Condition maintained.05/07/17 Cleared as OFAC was in file and we received DRIVE report, K drive.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with fully index  DTI of 37.95; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves

300421870	d2ef720e-f533-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Two years of tax transcripts to support the 1040 tax returns in file was not provided as required by lender guidelines.		06/23/2017: Received approved Product Description and Underwriting guidelines. Transcripts are not required. Condition cleared.05/26/2017: Pending Client exception review
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with fully index  DTI of 37.95; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves

300421870	d9726848-f029-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Lenders Affiliated Business Disclosure		05/02/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with fully index  DTI of 37.95; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves

300421873	0a1fb07c-eb29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.
The application for this loan was XX/XX/XXXX,  please see the attached guidelines and product description that was used at this time. These guides do not contain transcript requirements. No violation has occurred.

06/23/2017: Audit was provided approved guidelines by the Investor, and has determined that Tax Transcripts are not required per guidelines. Condition cleared. 05/26/2017:  Pending Client exception review

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualifed with 33.13%.; Years in Field Borrower has 15 years in the field.; Years in Primary Residence Borrwer has resided in subject for 6 years.

300421873	1964e723-4c2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Loan file is missing third party fraud tool. Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.
05/26/2017: The application for this loan was XX/XX/XXXX please see the attached guidelines and product description that was used at this time. These guides do not contain transcript requirements. No violation has occurred.05/07/17 Fraud tool received and cleared.

06/23/2017: Audit was provided approved guidelines by the Investor, and has determined that Tax Transcripts are not required per guidelines. Condition cleared. 05/26/2017:  Pending Client exception review05/08/17: Audit reviewed the third party fraud tool and all red flags are cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualifed with 33.13%.; Years in Field Borrower has 15 years in the field.; Years in Primary Residence Borrwer has resided in subject for 6 years.

300421873	57a8d838-e929-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing TIL Itemization	Final TIL Itemization was not provided.	The TIL itemization is not a required document. This exception was cleared for f193f43c-9d2a-e711-90c0-d8d385e0a8b2.	05/26/2017: Itemization is not a required document. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualifed with 33.13%.; Years in Field Borrower has 15 years in the field.; Years in Primary Residence Borrwer has resided in subject for 6 years.

300421873	5db96ebe-ea29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.
We respectfully disagree with the noted exception. The HUD Home ownership Counseling Disclosure became effective on XX/XX/XXXX.  The application date of this transaction is XX/XX/XXXX therefore no disclosure is required.
05/26/2017: Audit reviewed Lender's rebuttal and agrees. Form was not required prior to 10/1/2014. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualifed with 33.13%.; Years in Field Borrower has 15 years in the field.; Years in Primary Residence Borrwer has resided in subject for 6 years.

300421873	9056f602-ed29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing initial Lender Affiliated Business Disclosure.		05/02/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualifed with 33.13%.; Years in Field Borrower has 15 years in the field.; Years in Primary Residence Borrwer has resided in subject for 6 years.

300421873	bb148963-e929-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.	05/01/17: We respectfully disagree with the noted finding. Please note that our guidelines do not require a fraud report to be completed. Please escalate this exception to CLIENT for review.	05/02/17: A third party fraud tool is required for securitization. Condition maintained.05/08/17: Audit reviewed the third party fraud tool and all red flags are cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualifed with 33.13%.; Years in Field Borrower has 15 years in the field.; Years in Primary Residence Borrwer has resided in subject for 6 years.

300421873	bb40f788-e429-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/02/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualifed with 33.13%.; Years in Field Borrower has 15 years in the field.; Years in Primary Residence Borrwer has resided in subject for 6 years.

300421873	d3567703-68ee-4c54-b4c5-7db4e9003bdf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The initial ARM Program Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX		05/02/17: Lender provided the ARM program disclosure signed by the borrower on 12/11/13. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualifed with 33.13%.; Years in Field Borrower has 15 years in the field.; Years in Primary Residence Borrwer has resided in subject for 6 years.

300421873	f6a12e20-68a5-4998-8990-49f77b9b656f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate
Maximum First Five Years date is disclosed inaccurately. The lender is required to disclose the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. Lender utilized the first payment date, which is inaccurate. In order to cure, the lender is required to provide: Notification of the error to the borrower, re-disclosed TIL, evidence of shipment to borrower and evidence of reopening of rescission, if applicable.

05/01/17: We respectfully request that these TIL exceptions be revisited. Here’s the applicable citation and commentary regarding what date belongs in the Maximum During First Five Years column:REGULATION Z (TILA)Paragraph 18(s)(2)(i)(B)i. For an adjustable-rate mortgage, the creditor must take into account any interest rate capswhen disclosing the maximum interest rate during the first five years. The creditor must alsodisclose the earliest date on which that adjustment may occur.

05/04/2017:  Accepted by Client.  Loan will be rated a B.  05/02/2017:  For the Max 5 Year column, the lender disclosed an estimated closing date.  Audit maintains its position that pursuant to 12 CFR 1026.18(s)(2)(i)(B)(2), the creditor is required to disclose, "the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply." In a loan transaction where the interest rate is fixed for a period beyond five years from the first payment due date, the earliest date from which that same interest rate would apply would be the rate starting from the date the borrower is contractually bound to the transaction, i.e. consummation. The initial rate from consummation is the same as the maximum rate in five years after the date on which the first regular periodic payment will be due, thus for disclosure purposes, it then follows that the earliest date from which said rate would apply would be consummation.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualifed with 33.13%.; Years in Field Borrower has 15 years in the field.; Years in Primary Residence Borrwer has resided in subject for 6 years.

300421875	1b93331e-5a29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	B	B	VB	B	B	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/02/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421875	42c74531-5a29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated business Disclosure		05/02/2017: Received attestation no affiliates. Condition cleared.
300421875	a4d762c5-7325-423a-872b-206cc8d14b4b	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Loan Program Disclosure is not dated. Unable to determine if provided within 3 days of application.		05/02/17: Lender provided evidence of receipt of the ARM Loan Program Disclosure, within 3 days of the application date. Condition cleared.
300421881	00f1aca2-f825-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The appraisal does not contain the Operating Income Statement. Unable to include rental income for subject loan investment property.
05/19/2017:  Audit reviewed loan file.  Contract for sale of present home reflects XXXh closing date which is < 30 days.  Per Compliance, the ability to repay rule allows a creditor to consider that an existing mortgage is likely to be paid off soon after consummation because there is an existing contract of sale of that property that secures the mortgage.  Lender did not include payment for departing residence.  Audit recalculated income and debts, not including departing residence.  Operating income statement not required.  Condition rescinded.

 Reserves are higher than guideline minimum Over 257 months reserves; min required per guidelines is 24 months.; FICO is higher than guideline minimum FICO Score of 794 exceeds min required of 740.; No Mortgage Lates Over 100 months mortgage history verified 0x30.

300421881	3838ded9-0726-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
DTI Ratio of 67.68% exceeds Guideline max of 45%.  Unable to include rental income due to missing documentation.  Without evidence of monthly rent amount, the full PITIA payment of subject property was included in the ratios.

05/19/2017:  Audit reviewed loan file.  Contract for sale of present home reflects XXX closing date which is < 30 days.  Per Compliance, the ability to repay rule allows a creditor to consider that an existing mortgage is likely to be paid off soon after consummation because there is an existing contract of sale of that property that secures the mortgage.  Lender did not include payment for departing residence.  Audit recalculated income and debts, not including departing residence.  DTI 39.63%.  Condition cleared.

 Reserves are higher than guideline minimum Over 257 months reserves; min required per guidelines is 24 months.; FICO is higher than guideline minimum FICO Score of 794 exceeds min required of 740.; No Mortgage Lates Over 100 months mortgage history verified 0x30.

300421881	52967bac-0b26-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Final CD does not itemize the Recording fees under Section E.		04/25/2017:Incorrect disclosure of Fee (Section C) & Recording Fee (Section E) is considered a non-material finding. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Over 257 months reserves; min required per guidelines is 24 months.; FICO is higher than guideline minimum FICO Score of 794 exceeds min required of 740.; No Mortgage Lates Over 100 months mortgage history verified 0x30.

300421881	93dfb6e0-f425-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing Mortgage Statement for Primary Residence therefore unable to confirm if taxes and insurance are escrowed.  Taxes were obtained for the primary from the Property Detail Report however no verification of insurance was provided.

05/19/2017:  Audit reviewed loan file.  Contract for sale of present home reflects XXX closing date which is < 30 days.  Per Compliance, the ability to repay rule allows a creditor to consider that an existing mortgage is likely to be paid off soon after consummation because there is an existing contract of sale of that property that secures the mortgage.  Lender did not include payment for departing residence.  Audit recalculated income and debts, not including departing residence.  Evidence of PITI not required.   Condition cleared.

 Reserves are higher than guideline minimum Over 257 months reserves; min required per guidelines is 24 months.; FICO is higher than guideline minimum FICO Score of 794 exceeds min required of 740.; No Mortgage Lates Over 100 months mortgage history verified 0x30.

300421881	a0d01ab9-eb59-44cd-b925-94bad6565e40	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
DTI is greater than guideline requirement when utilizing ATR qualifying methods. 67.68%. DTI > 45.00% Guideline maximum. Unable to include rental income due to missing documentation.  Without evidence of monthly rent amount, the full PITIA payment of subject property was included in the ratios.

05/19/2017:  Audit reviewed loan file.  Contract for sale of present home reflects XXXh closing date which is < 30 days.  Per Compliance, the ability to repay rule allows a creditor to consider that an existing mortgage is likely to be paid off soon after consummation because there is an existing contract of sale of that property that secures the mortgage.  Lender did not include payment for departing residence.  Audit recalculated income and debts, not including departing residence.  DTI 39.63%.  Condition cleared.

 Reserves are higher than guideline minimum Over 257 months reserves; min required per guidelines is 24 months.; FICO is higher than guideline minimum FICO Score of 794 exceeds min required of 740.; No Mortgage Lates Over 100 months mortgage history verified 0x30.

300421881	caa0870d-7025-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/04/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
 Reserves are higher than guideline minimum Over 257 months reserves; min required per guidelines is 24 months.; FICO is higher than guideline minimum FICO Score of 794 exceeds min required of 740.; No Mortgage Lates Over 100 months mortgage history verified 0x30.

300421881	d28e3421-7025-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/04/2017: Not an ATR issue. Condition rescinded.
 Reserves are higher than guideline minimum Over 257 months reserves; min required per guidelines is 24 months.; FICO is higher than guideline minimum FICO Score of 794 exceeds min required of 740.; No Mortgage Lates Over 100 months mortgage history verified 0x30.

300421881	ebed93e6-1324-4708-8690-1b4bdb1e7502	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/02/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum Over 257 months reserves; min required per guidelines is 24 months.; FICO is higher than guideline minimum FICO Score of 794 exceeds min required of 740.; No Mortgage Lates Over 100 months mortgage history verified 0x30.

300421883	effc7a59-5730-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/12/2017: Lender provided the post disaster inspection for the subject property which does not rate any disaster related damage. Condition cleared.
300421886	0fa98540-8d2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/11/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, loan qualified with DTI of 29.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 21.30 months reservres.

300421886	6fbf4b35-8f2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/05/2017: Client granted exception. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, loan qualified with DTI of 29.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 21.30 months reservres.

300421886	7f80f861-1e30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Missing Appraiser License	Missing verification of valid license at time of report.		05/11/17: Lender provided the license for the appraiser. The appraisal was completed on X/XX/XXXX (license valid X/XX/XXXX through X/XX/XXXX). Condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, loan qualified with DTI of 29.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 21.30 months reservres.

300421886	9b2afcb9-1d30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Good Faith Estimate
File contains verification rate was locked.  Provide corresponding GFE dated within 3 days of rate lock reflecting rate is lock and Line item #4 reflects NA.  GFE in file reflects 7 days for Line item #4.

05/09/17: While we agree with the noted finding, we deem this exception non-material. The rate was locked on 3/24/2015 per the rate lock and COC attached. While line #4 was not updated in error, Lines #1 and #3 match the rate lock. Line #4 was corrected on the GFE issued on XX/XX/XXXX
05/16/2017: Per compliance, grade an EV2. Condition cleared. 05/16/2017: Pending Compliance review05/11/17: Please provide the corresponding GFE dated within 3 days of rate lock. Condition maintained.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, loan qualified with DTI of 29.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 21.30 months reservres.

300421886	f933ea4d-8b2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Lenders Affiliated Business Disclosure.		05/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, loan qualified with DTI of 29.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 21.30 months reservres.

300421891	0b95cfa4-b823-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/02/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum FICO Score is 799; minimum required per guidelines is 680.; Reserves are higher than guideline minimum Over 27 months reserves; minimum required per guidelines is 6 months.; No Rental Lates 24 months rental history verified with no lates.

300421891	3fbabb69-b923-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error
Post-Consummation CD does not reflect the Recording fees (Section E) itemized. Section B of the Post-Consummation CD reflects an Appraisal Fee credit of $XXX.XX.  Credits should be placed in section H or J.

05/04/2017:  Per Compliance, credit for appraisal fee in Section B is acceptable.  Post-Consummation CD does not reflect the Recording fees (Section E) itemized and Homeowner's Insurance in Section F is missing the number of months.05/05/2017  Finding rescinded as non-material, finding will be given B grade.

 FICO is higher than guideline minimum FICO Score is 799; minimum required per guidelines is 680.; Reserves are higher than guideline minimum Over 27 months reserves; minimum required per guidelines is 6 months.; No Rental Lates 24 months rental history verified with no lates.

300421891	45c9ce9a-9f23-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception
Final Application in file reflects borrower is Unmarried and the Vesting Form in the file reflects the borrower is A Single Woman (never been married) however the file contains an Inter spousal Transfer Deed showing XXXX XXXX, the spouse of the grantee hereby Grants to XXXX XXXX, a married woman as her sole and separate property.  Additionally, the Final Title Policy in the file reflects the title is vested in XXXX XXXX, a married woman as his sole and separate property.  This should reflect as her sole and separate property.
06/08/2017: Received corrected application and final title policy with correct vesting. Condition cleared.
 FICO is higher than guideline minimum FICO Score is 799; minimum required per guidelines is 680.; Reserves are higher than guideline minimum Over 27 months reserves; minimum required per guidelines is 6 months.; No Rental Lates 24 months rental history verified with no lates.

300421891	b93629c3-79f1-47ce-9678-704f665ab385	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing initial/consummation CD from the file as verified via Disclosure Tracking; unable to complete compliance testing. Only the Post-Consummation CD was provided.	Please see all the CDs issued to the borrower attached	05/04/2017: Received initial, closing and post consummation Closing Disclosures. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum FICO Score is 799; minimum required per guidelines is 680.; Reserves are higher than guideline minimum Over 27 months reserves; minimum required per guidelines is 6 months.; No Rental Lates 24 months rental history verified with no lates.

300421891	bbcfdcb9-b823-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Post-Consummation Closing Disclosure Contact Information section is incomplete.  The contact e-mail and phone number of the Borrower's Real Estate Broker is missing.  The address, License ID, e-mail and phone number of the Seller's Real Estate broker is missing.
05/04/2017: Out of scope for SFIG. Condition cleared.
 FICO is higher than guideline minimum FICO Score is 799; minimum required per guidelines is 680.; Reserves are higher than guideline minimum Over 27 months reserves; minimum required per guidelines is 6 months.; No Rental Lates 24 months rental history verified with no lates.

300421891	bf4752d9-a123-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/04/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
 FICO is higher than guideline minimum FICO Score is 799; minimum required per guidelines is 680.; Reserves are higher than guideline minimum Over 27 months reserves; minimum required per guidelines is 6 months.; No Rental Lates 24 months rental history verified with no lates.

300421898	004824b7-ed61-4cac-bc18-c5d3a948bb7a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Please provide the required Affiliated Business Disclosure signed and dated by the borrower.		05/05/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.70 months reserves; Years on Job Borrower has 14 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721

300421898	0af2d793-d629-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/04/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.70 months reserves; Years on Job Borrower has 14 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721

300421898	26e75e42-b52a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance provided does not cover loan amount. Please provide cost estimator.
06/05/2017:  Received cost estimator.  Hazard insurance coverage is sufficient.  Condition cleared.05/30/2017:  Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "125% replacement costs", the replacement cost coverage would only cover up to 125% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains. 05/04/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.70 months reserves; Years on Job Borrower has 14 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721

300421898	8344d950-c7f9-485a-a65a-b4bc349967c6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Hazard insurance provided does not cover loan amount. Please provide cost estimator.
06/05/2017:  Received cost estimator.  Hazard insurance coverage is sufficient.  Condition cleared.05/30/2017:  Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "125% replacement costs", the replacement cost coverage would only cover up to 125% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains. 05/04/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.70 months reserves; Years on Job Borrower has 14 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721

300421899	1b6c0a26-021e-40f6-aa1e-8a2528d90561	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $X,XXX,XXX . A cost estimator from the insurer was not provided.

05/30/2017:  Received insurance company cost estimator dated post-closing. Hazard coverage is sufficient.  Condition cleared.  Loan will be rated a B.05/11/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Coverage of 150% is $X,XXX,XXX which is less than the loan amount.  Condition remains.

 LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of  70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 18.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 683

300421899	1ddc36c2-3e2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $X.XX  The loan amount is $X.XX which leaves a shortage of hazard insurance coverage for $X.XX . A cost estimator from the insurer was not provided.

05/30/2017:  Received insurance company cost estimator dated post-closing. Hazard coverage is sufficient.  Condition cleared.  Loan will be rated a B.05/11/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Coverage of 150% is $X,XXX,XXX which is less than the loan amount.  Condition remains.

 LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of  70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 18.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 683

300421899	5a9b9865-392f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/08/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of  70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 18.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 683

300421899	905e4643-0430-4697-ab5b-9965d990539a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX reflects a Tax Service fee of $XXX with no resulting COC for any subsequent disclosures. The initial, final and funding CD reflects a Tax Service fee of $181 resulting in a $XX refund due for cure.  Cure provided per lender credit on initial, final and funding CD.
05/02/2017: Initial, final and funding CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of  70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 18.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 683

300421899	e6a7fec1-e94d-4bef-860c-e36314430150	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/11/2017: Received evidence no affiliates. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of  70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 18.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 683

300421900	2e4a3326-c9b2-4468-a4bc-6a646152c275	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/02/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum Borrowers' FICO was 723 where the minimum required was 680; Disposable Income is higher than guideline minimum Borrowers' had monthly dispoable income of $13,037.72; Full Documentation Full income/full asset

300421900	b14bca1e-4825-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall	Missing evidence of the Cost Estimator provided by the Insurance Company to determine if hazard insurance coverage is sufficient. Loan amount is $X.XX and coverage amount is $X.XX
05/03/17: We respectfully request that all the hazard insurance shortfall exceptions be revisited. Per the guidelines attached, Lender requires that the insurance covers either the loan amount or the cost-tonew per the appraisal, whichever is lower. Per California Civil Code 2955.5(a), No lender shall require a borrower, as a condition of receiving or maintaining a loan securing by real property, to provide hazard insurance coverage against risks to the improvements on that real property in an amount exceeding the replacement value of the improvements on the property.Please note that California Civil code 2955.5(a) does not state that the hazard insurance must explicitly reflect the verbiage “100% Replacement” or “Guaranteed Replacement” as long as the dollar amount of overage adequately covers the replacement cost, or cost-to-new per the appraisal. Please revisit the outstanding hazard insurance exceptions as these all cover the cost-to-new.
05/30/2017: 05/04/17: Please provide the replacement cost estimate, provided by the insurance company to determine if hazard insurance coverage is sufficient. Condition maintained.
 FICO is higher than guideline minimum Borrowers' FICO was 723 where the minimum required was 680; Disposable Income is higher than guideline minimum Borrowers' had monthly dispoable income of $13,037.72; Full Documentation Full income/full asset

300421901	0e9707a0-006d-4b64-9152-3f8ab227814f	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business disclosure is missing from the loan file.		05/11/2017: Received evidence no affiliates. Condition cleared.
300421901	2da51d0b-088b-4c14-b443-c3e29de3f7cd	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The TIP reflected on the final CD was 65.79% vs the actual of 64.219%, a difference of 1.571%		05/03/2017: TIP over disclosure deemed non-material per SFIG
300421901	71b44425-812f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/05/2017: Client granted exception. Loan will be rated a B.
300421901	7c54ccb7-682f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/08/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421902	68a28e34-bb37-4499-b3d7-2528b0204f3a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error
The final Closing Disclosure dated XX/XX/XXXX Section E is missing a breakdown of the recording fees. In addition, Section F. Prepaids section does not list number of months Home owner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
05/05/2017 Finding rescinded as non-material, finding will be given B grade.
300421902	99b478d2-4896-4f15-b63c-ebff38bcef97	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/02/2017: Received attestation no affiliates. Condition cleared.
300421902	ad559d9f-7591-4861-8d0f-0a13da1a3e7c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Tax Service Fee of $XX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a Tax Service Fee of $XX resulting in a $XX refund due for cure. Cure provided per lender credit on final CD.
04/13/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
300421903	29a95ec5-e730-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not located in the loan file.		05/12/17: Lender provided attestation that they do not have any affiliates. Condition cleared.			FICO is higher than guideline minimum Borrower fico is 776; Reserves are higher than guideline minimum Borrower has 17 mos reserves; No Mortgage Lates Borrower has no mortgage lates
300421903	45f227a3-e630-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/05/2017: Client granted exception. Loan will be rated a B.			FICO is higher than guideline minimum Borrower fico is 776; Reserves are higher than guideline minimum Borrower has 17 mos reserves; No Mortgage Lates Borrower has no mortgage lates
300421903	7bacce6e-be30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Inspection post incident date not provided.		05/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.			FICO is higher than guideline minimum Borrower fico is 776; Reserves are higher than guideline minimum Borrower has 17 mos reserves; No Mortgage Lates Borrower has no mortgage lates
300421903	8037769a-e430-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
57.46% > 45% exceeds Lender DTI guidelines. The lender approved the Borrower with self employed income. A recalculation of the income using XXXX and XXXXW2 portion reflects less then lender approved.  Lender utilized W2 income from XXXX.  Borrower income taxes returns for XXXX have not yet been filed therefore  verification of XXX income can not be performed. Using XXXX and XXXX verified income supported.
																05/19/2017: Audit recalculated rental income. DTI 42.36%. Condition cleared.			FICO is higher than guideline minimum Borrower fico is 776; Reserves are higher than guideline minimum Borrower has 17 mos reserves; No Mortgage Lates Borrower has no mortgage lates
300421903	89b2b859-e530-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The total coverage amount of $X.XX (which includes 125% replacement coverage) is less than the loan amount of $1,000,000. File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $62,500 and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required.

05/30/2017:  Received insurance company cost estimator dated post-closing. Hazard coverage is sufficient.  Condition cleared.  Loan will be rated a B.05/12/2017: Replacement cost estimator from the insurance company, or proof of 100% replacement cost and/or guaranteed replacement cost per the stipulations stated in California Civil code 2955.5(a) were not provided.  Condition remains.
FICO is higher than guideline minimum Borrower fico is 776; Reserves are higher than guideline minimum Borrower has 17 mos reserves; No Mortgage Lates Borrower has no mortgage lates
300421903	ab2eba42-c9c8-4473-bbbf-0e79be25a590	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	TIL payment summary date for maximum 5 years reflects XX/XX/XX on TIL actual date is XX/XX/XX.		05/09/2017: The Maximum First Five Year date is the first payment date. This is non-material and will be graded a "B" for all agencies.			FICO is higher than guideline minimum Borrower fico is 776; Reserves are higher than guideline minimum Borrower has 17 mos reserves; No Mortgage Lates Borrower has no mortgage lates
300421903	d4a32928-460b-401e-827a-8bd324c06ba7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
57.46% > 45% exceeds Lender DTI guidelines. Borrower 1 income less than what lender approved. Borrower does receive rental income from REO however,  due to the fact that Lender did not use for approval and Lease agreements were not provided use of rental income was not factored.
																05/19/2017: Audit recalculated rental income. DTI 42.36%. Condition cleared.			FICO is higher than guideline minimum Borrower fico is 776; Reserves are higher than guideline minimum Borrower has 17 mos reserves; No Mortgage Lates Borrower has no mortgage lates
300421906	6a9d5080-802a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/03/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421906	6d15c75a-571b-4cce-b55f-3246b517fff8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure is missing from the loan file. The Privacy Policy in the file indicates the lender has affiliates.		05/02/2017: Received attestation no affiliates. Condition cleared.
300421906	76a86656-752a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	On the final Closing Disclosure 1) An itemization of the recording fee in Section E is not available, 2) Title - Payoff and Satisfaction Services in Section C does not specify a payee.		04/26/2017 - Per SFIG, finding is EV2 and B rating for all agencies.
300421906	dc6b7b4c-ad26-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not list number of months for which Homeowner's Insurance was prepaid in Section F.		04/26/2017 - Per SFIG, finding is EV2 and B rating for all agencies.
300421911	2d655b2b-b9f5-450c-bfbc-2d5f36891f51	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		05/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300421914	3e68c706-7e2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 766; General Comp Factor 2 Credit report verifies 94 months payment history with no late payments reported; General Comp Factor 1 Borrower has 15 years in Field

300421914	a93bb1a3-5e71-44e6-92f8-0e2df6343cd6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	DTI is higher than guidelines
06/06/2017: Audit acknowledges the client approved exception for the use of borrower's raise per WVOE.  DTI XX% meets guidelines. Loan will be rated a B.05/30/2017: Audit reviewed Lender's rebuttal.  Cannot deduct second account since it is a revolving account, not open.  Requested follow up to exception request.05/19/2017:  Audit removed authorized user account, debts $XXX/month.  Rental income calculated as a loss of <$XXXX>.  Audit income of $XXXXX matches Lender.  WVOE reflects borrower received a raise 5/1.  If 5/15 pay stub is provided to evidence raise, higher income will lower DTI.  Current DTI 45.83%.  Lender exception in file.  Pending Client exception review.

 General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 766; General Comp Factor 2 Credit report verifies 94 months payment history with no late payments reported; General Comp Factor 1 Borrower has 15 years in Field

300421914	b1abfb66-7c2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	DTI Exceeds Guidelines	Audited DTI of XX% is higher than the lender's maximum allowed DTI of XX% overrides is XX% Lender exception found in file. A DTI exception was granted to allow XX% DTI.
06/06/2017: Audit acknowledges the client approved exception for the use of borrower's raise per WVOE.  DTI XX% meets guidelines. Loan will be rated a B.05/30/2017: Audit reviewed Lender's rebuttal.  Cannot deduct second account since it is a revolving account, not open.  Requested follow up to exception request.05/19/2017:  Audit removed authorized user account, debts $XXX/month.  Rental income calculated as a loss of <$XXXX>.  Audit income of $XXXXX matches Lender.  WVOE reflects borrower received a raise 5/1.  If 5/15 pay stub is provided to evidence raise, higher income will lower DTI.  Current DTI 45.83%.  Lender exception in file.  Pending Client exception review.

 General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 766; General Comp Factor 2 Credit report verifies 94 months payment history with no late payments reported; General Comp Factor 1 Borrower has 15 years in Field

300421914	b5bcb886-802f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/05/2017: Client granted exception. Loan will be rated a B.
 General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 766; General Comp Factor 2 Credit report verifies 94 months payment history with no late payments reported; General Comp Factor 1 Borrower has 15 years in Field

300421914	d54c65db-782f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/11/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 766; General Comp Factor 2 Credit report verifies 94 months payment history with no late payments reported; General Comp Factor 1 Borrower has 15 years in Field

300421914	d7d568a9-1e86-4c17-84d0-6dd3732b6ff2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate
Maximum First Five Years date is disclosed inaccurately. The lender is required to disclose the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. Lender utilized the first payment date, which is inaccurate. In order to cure, the lender is required to provide: Notification of the error to the borrower, re-disclosed TIL, evidence of shipment to borrower and evidence of reopening of rescission, if applicable.
05/09/17: The 1st adjustment date shown on the TIL is an acceptable date per compliance. Condition rescinded.
 General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 766; General Comp Factor 2 Credit report verifies 94 months payment history with no late payments reported; General Comp Factor 1 Borrower has 15 years in Field

300421915	3eca1e93-3730-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	4 mos. < 6 mos. required, per lender. Assets verified of $XXXXXX, minus cash to close of $0 = $XXXXXX for reserves which is not sufficient for the subject.
06/07/2017: Audit reviewed the approved guidelines by Investor, and has determined that 100% of IRA can be utilized. Reserve total would be $XXXXX (IRA = $XXXXX). ATR Reserves based on updated guidelines are 6.55 months, and PASSES. Condition cleared. 05/12/2017:  Per Underwriting Guidelines, retirement accounts are calculated as 60% if borrower is under age XX or 70% if older than XX.  Borrower is under XX IRA is calculated at 60% or $XXXXX.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.24%; Years on Job Borrower has 5 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737

300421915	4ee726e2-502f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/11/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.24%; Years on Job Borrower has 5 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737

300421915	931aa4dc-8892-476f-8184-aa8696a87ae2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.
The final Closing Disclosure does not reflect a description for estimated taxes, insurance & assessments "Other".  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
05/03/2017: Non- escrowed items deemed non-material per SFIG
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.24%; Years on Job Borrower has 5 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737

300421915	e3155efc-a8c4-492f-9544-a8057189af7c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	4 mos. < 6 mos. required, per lender. Assets verified of $XXXXX, minus cash to close of $0 = $XXXXX for reserves which is not sufficient for the subject.
06/07/2017: Audit reviewed the approved guidelines by Investor, and has determined that 100% of IRA can be utilized. Reserve total would be $XXXXX (IRA = $XXXXX). ATR Reserves based on updated guidelines are 6.55 months, and PASSES. Condition cleared. 05/12/2017:  Per Underwriting Guidelines, retirement accounts are calculated as 60% if borrower is under age XX or 70% if older than XX.  Borrower is under XX IRA is calculated at 60% or $XXXXX.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.24%; Years on Job Borrower has 5 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737

300421915	f37467ec-41d9-481d-8199-ea379320532a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided in file.		05/11/2017: Received evidence no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.24%; Years on Job Borrower has 5 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737

300421917	1c073fe2-ad2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/04/2017: Audit located Appraiser on approved appraiser list. Condition cleared.
300421917	3acd0a3c-9828-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/03/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421922	2184bc5e-9453-45ed-b05b-b29bd478937f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing service providers' names and addresses. No Cure - Missing document not provided.		05/03/2017: This is non-material. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.63%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 68.80 months reserves

300421922	6248a74e-1fcd-41cb-b466-d4ba5baa8b98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX a month vs. the calculated value of $XXXX a month. It is unknown why the difference since lender used same amount for taxes as actual and hazard insurance lender is $XXX vs. actual $XX.
05/03/2017: This is non-material. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.63%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 68.80 months reserves

300421922	d93083f1-6e30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXXX.  The loan amount is $XXXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX . A cost estimator from the insurer was not provided.

05/30/2017:  Received insurance company cost estimator dated post-closing. Hazard coverage is sufficient.  Condition cleared.  Loan will be rated a B.05/10/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.63%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 68.80 months reserves

300421922	eaa94aac-e530-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant
The hazard insurance policy in file reflected dwelling coverage of $XXXXXXX.  The loan amount is $XXXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX . A cost estimator from the insurer was not provided.

05/30/2017:  Received insurance company cost estimator dated post-closing. Hazard coverage is sufficient.  Condition cleared.  Loan will be rated a B.05/10/2017:  Proof of 100% Replacement cost and/or Guaranteed Replacement cost per the stipulations stated in California Civil code 2955.5(a) not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.63%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 68.80 months reserves

300421922	f745417c-3330-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Closing Disclosure does not list the name of the payee for Home Warranty fee and Natural Hazard Report Fee under Section H.		05/03/2017: This is non-material. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.63%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 68.80 months reserves

300421923	1b41036a-7fec-4893-90ca-8716a706eb7b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure dated XX/XX/XX is missing the explanation HOA for the field Other.		05/03/2017: Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately is considered a non-material finding. Loan will be graded a B for all agencies.			FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Years in Field Borrower has 15 years in Field
300421923	3116adfa-2d42-4a2e-bd30-4bc37b5b26d8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The estimated taxes, insurance, & assessments on Closing Disclosure dated XX/XX/XX reflected $XXXX, when the actual payment is $XXXX. Provide re-disclosed CD and letter of explanation.		05/03/2017: Estimated Taxes, Insurance & Assessments "Other" is checked but no description was provided is considered a non-material finding. Loan will be graded a B for all agencies			FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Years in Field Borrower has 15 years in Field
300421923	41afad49-5320-44a2-ad41-bca00b35fabd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The CD dated XX/XX/XX reflected total of payments as $XXXXXXX. The actual total of payments is $XXXXXXX, an over-disclosure of $XXX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
																05/03/2017: Total of Payments is not accurate is considered a non-material finding. Loan will be graded a B for all agencies			FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Years in Field Borrower has 15 years in Field
300421923	49f33a3d-4930-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	5.80 months reserves < 6 months required.
07/27/2017:  07/27/2017:  Received approval for guidelines.  Recalculated PITI $XXXX  + XXXX + XXXX = $XXXX.  Reserves = 6.40 months.  Condition cleared.07/26/2017:  Audit reviewed assets and determined after deducting co-borrower open account 5.80 months reserves verified which is < 6 months required.  This will be reviewed again once newly provided guidelines are approved.05/05/17: Audit reviewed assets and determined sufficient reserves documented in file.  Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Years in Field Borrower has 15 years in Field
300421923	573dfc79-2b30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	51.16% DTI > 45% Guideline maximum. ATR Non-Compliant
07/27/2017:  Received approval for guidelines.  Recalculated PITI $XXXX.XX  + XXXX.XX + XXXX = $XXXX.XX.  DTI 44.47%.  Condition cleared.07/26/2017:  Guidelines provided by Lender have not been approved by Client.  Forwarded for approval.  Condition remains.07/18/2017:  REO #1 (XXX Ave) <$XXXX.XX> + REO #2 (land) <$XX.XX>= rental loss <$XXX>XX>.  B1 debts car $XXXX + revolving $XX = $XXXX. B2 debt 2 revolving $XXX + $XXX = $XXX.  Total debts $XXXX.  B1 base income $XXXX.XX – Schedule C loss <$XXXX.XX> = $XXXX.XX.  B2 income $XXXXXX.  Total income $XXXXXX. Qualifying payment (start rate + 2%) $XXXX + tax $XXXX + HOA $XXXX = $XXXX.  $12,124.65/$25,163.55 = 48.18%.  Condition remains.07/14/2017:  Audit reviewed credit card statement which included a pay in full portion and a pay over time portion.  Both portions were paid in full on the statement provided. Account is listed as OPEN on credit report.  Audit agrees to deduct from assets and not count payment. Regarding the Borrower's Schedule C, XXXX loss is more than double XXXX.  Since the income is declining, only XXXX loss was utilized. Recalculated DTI 48.18% 05/19/2017:  Audit recalculated income and corrected subject property taxes ($XXXX) & departing residence taxes ($XXX).  Borrowers partnership income is $XXXXX and Schedule C loss is $XXXXX vs. Lender loss $XXXX = net income $XXXX.   Co-borrower Schedule C income is $XXXXX.  Lender did not count Co-borrower’s open account with a balance of $XXXX.  However, the statement in file (page XXX) does not verify the balance is paid monthly.  Audit included a monthly payment of $XXX.  DTI is now 50.27%.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Years in Field Borrower has 15 years in Field
300421923	78e0174d-ec7f-4c83-ba6c-648cd35ecdce	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	A copy of the Mortgage was missing from the loan file.		05/24/2017: Received recorded mortgage and riders. Condition cleared.			FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Years in Field Borrower has 15 years in Field
300421923	9cf65f85-e438-431a-a0f9-937e06f824a0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	Reserves are less than guideline requirement when utilizing ATR qualifying methods. 5.80 months reserves < 6 months required.
07/27/2017:  07/27/2017:  Received approval for guidelines.  Recalculated PITI $XXXX.XX  + XXXX.XX + XXXX = $XXXX.XX.  Reserves = 6.40 months.  Condition cleared.07/26/2017:  Audit reviewed assets and determined after deducting co-borrower open account 5.80 months reserves verified which is < 6 months required.  This will be reviewed again once newly provided guidelines are approved.05/05/17: Audit reviewed assets and determined sufficient reserves documented in file.  Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Years in Field Borrower has 15 years in Field
300421923	e3c479e5-bb31-4d4d-9250-a7d9ddc77d58	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	DTI is greater than guideline requirement when utilizing ATR qualifying methods. 51.16% DTI > 45% Guideline maximum
07/27/2017:  Received approval for guidelines.  Recalculated PITI $XXXX.XX  + XXXX.XX + XXXX = $XXXX.XX.  DTI 44.47%.  Condition cleared.07/26/2017:  Guidelines provided by Lender have not been approved by Client.  Forwarded for approval.  Condition remains.07/18/2017:  REO #1 (XXX Ave) <$XXX.XX> + REO #2 (land) <$XX.XX>= rental loss <$XXX.XX>.  B1 debts car $XXXX + revolving $XX = $XXXX. B2 debt 2 revolving $XXX + $XXX = $XXX.  Total debts $XXXX.  B1 base income $XXXXX.XX – Schedule C loss <$XXXX> = $XXXX.  B2 income $XXXXX.  Total income $XXXXX. Qualifying payment (start rate + 2%) $XXXX + tax $XXXX + HOA $XXX = $XXXX.  $XXXXX/$XXXXX = 48.18%.  Condition remains.07/14/2017:  Audit reviewed credit card statement which included a pay in full portion and a pay over time portion.  Both portions were paid in full on the statement provided. Account is listed as OPEN on credit report.  Audit agrees to deduct from assets and not count payment. Regarding the Borrower's Schedule C, XXXX loss is more than double XXXX.  Since the income is declining, onlyXXXX loss was utilized. Recalculated DTI 48.18% 05/19/2017:  Audit recalculated income and corrected subject property taxes ($XXXX) & departing residence taxes ($XXX).  Borrowers partnership income is $XXXXX and Schedule C loss is $XXXX vs. Lender loss $XXXX = net income $XXXX.   Co-borrower Schedule C income is $XXXXX.  Lender did not count Co-borrower’s open account with a balance of $XXXX.  However, the statement in file (page 572) does not verify the balance is paid monthly.  Audit included a monthly payment of $XXX.XX.  DTI is now 50.27%.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Years in Field Borrower has 15 years in Field
300421924	1633f712-622f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The initial, final and funding Closing Disclosures Section E recording fees are not itemized.		05/02/2017: Condition is deemed non-material. Loan will graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421924	1f6b4d6f-e588-4bb2-9a96-98531b4e67f2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent  disclosure for the borrower. The E Consent in the loan file is dated XX/XX/XX and the intent to proceed is E Signed X/XX/XX.  No Cure.
05/02/2017: This finding is not material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421924	207271b6-b718-4e6b-8efe-f36358b551f0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in L.E.	The LE dated XX/XX/XX is missing required data under the General Information section for the field titled loan id #. Redisclose Correct Information.		05/02/2017: This finding is not material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421924	26171d9c-5e2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXXXX. A cost estimator from the insurer was not provided.
05/08/2017: Received evidence amount of dwelling coverage is greater than the loan amount. Condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421924	2ff678d5-6f2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXX. A cost estimator from the insurer was not provided.
05/08/2017: Received evidence amount of dwelling coverage is greater than the loan amount. Condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421924	44b6d8b6-612f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX is missing the lender's e-mail/phone number under the section, Additional Information About This Loan.  In addition, Section F of the LE dated XX/XX/XXXX and XX/XX/XXXX indicates prepaids are collected.  The number of months collected for the Homeowner's Insurance Premium was not completed.   No Cure.
05/02/2017: This finding is not material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421924	9895493a-8a54-4f99-8bda-72490bf491f1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/17/2017: Client acknowledges exception. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421924	d053d60a-75b8-4187-9f87-2fd9e4ec2b4f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XX reflects an Appraisal Fee of $XXX with no resulting CoC for any subsequent disclosures. The LE dated XX/XX/XX reflects an Appraisal Fee of $XXXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/08/2017: Per Compliance, COC is valid. Condition cleared.05/08/2017: Pending Compliance review
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421924	ee2185b9-7be8-469c-8112-4554bb071d7b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Fee on the funding CD is $XXXX and the Credit Report Fee on the funding CD is $XX.XX. LE dated XX/XX/XX lists an Appraisal fee as $XXX and a Credit Report fee as $XX. This fee is in a 0% tolerance section. Lender tolerance cure of $XXX.XX is required.  Section J reflects $X.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/08/2017: Per Compliance, COC is valid. Condition cleared.05/08/2017: Pending Compliance review
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421924	ef6fdc5c-b01a-4529-b4f8-b73e01f00c7b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XX, XX/XX/XX, XX/XX/XX and XX/XX/XX is missing the explanation HOA for the field Other. No cure once CD is issued.		05/02/2017: Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately (non-escrow) is considered a non-material finding. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.573%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves

300421925	3dce1ba0-4e2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The final Closing Disclosure does not provide a description for the "Other" figure included in the Estimated Taxes, Insurance & Assessments section.		05/03/2017: Non-escrow items deemed non-material under SFIG
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.6 months reserves

300421925	411d1169-3d9f-4821-bd8c-26762ed39704	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the Lenders Affiliated Business Disclosure.		05/11/2017: Received evidence no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.6 months reserves

300421925	bb46d700-3830-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/11/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.6 months reserves

300421925	daf3a8d4-4d2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing mortgage statement for 2nd mortgage on REO #2.
05/30/2017:  Received credit supplement reflecting second mortgage and payment history.  Condition cleared.05/11/2017:  Received statement for first mortgage.  Please provide statement for second mortgage.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.6 months reserves

300421926	100870ef-3e28-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the funding Closing Disclosure dated XX/XX/XX does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		05/05/2017 Finding rescinded as non-material, will be given B grade.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.5 months reserves; Years in Field Borrower has 10 years in Field

300421926	2db0d643-00e0-4e85-80af-ee7c3edece53	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification
Verification of the borrower’s business must be obtained within XX calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Verification was not provided.
05/02/2017: CPA completed tax returns satisfies verification of self employment
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.5 months reserves; Years in Field Borrower has 10 years in Field

300421926	2efc2f30-4028-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within XX calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Verification was not provided.
05/02/2017: CPA completed tax returns satisfies verification of self employment
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.5 months reserves; Years in Field Borrower has 10 years in Field

300421926	476a0058-a126-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	B	B	VB	B	B	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.5 months reserves; Years in Field Borrower has 10 years in Field

300421926	5ecc670f-3d28-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error
Section F. Prepaids section of the funding Closing Disclosure dated XX/XX/XX does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   In addition, Section C does not reflect a payee for Title-Notary Fee. Provide re-disclosed CD and letter of explanation.
05/05/2017 Finding rescinded as non-material, will be given B grade.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.5 months reserves; Years in Field Borrower has 10 years in Field

300421926	c230223b-3d2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	DTI Exceeds Guidelines 46.76%. DTI > 45.00%		5/3/2017: Although DTI of 46.76% fails QM, loan passes ATR as ATR DTI = 42.02% . Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.5 months reserves; Years in Field Borrower has 10 years in Field

300421926	d74ee78c-3d2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	DTI is greater than guideline requirement when utilizing ATR qualifying methods. 46.76%. DTI > 45.00% Guideline maximum.		5/3/2017: Although DTI of 46.76% fails QM, loan passes ATR as ATR DTI = 42.02% . Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.5 months reserves; Years in Field Borrower has 10 years in Field

300421926	dd8b8201-7103-4521-a451-dd32db846822	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE dated XX/XX/XX is missing the lender's name, license id # and e-mail/phone number under the section, and the LE dated XX/XX/XX is missing the lender's email/phone number under the Additional Information About This Loan.  No Cure.
04/23/2017: Non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.5 months reserves; Years in Field Borrower has 10 years in Field

300421928	0f356f04-1029-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/03/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421928	93102dbd-eccf-460d-b8e7-20e768713074	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated Business Disclosure.		05/17/2017: Client acknowledges exception. Loan will be graded a B.
300421930	52c801e1-1d6f-422b-a08d-4a9bd412e6e3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error
Section F. Prepaids section of the funding Closing Disclosure dated XX/XX/XXXX does not list number of months Property Taxes and Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
05/05/2017 Finding rescinded as non-material, will be given B grade.
300421930	9d7b2b41-f146-4fb0-a6b8-1e93836f1357	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
05/17/2017: Client acknowledges exception. Loan will be graded a B.05/02/2017:  The Broker is not on the list of Brokers with no affiliates.  Audit also searched NMLS database for A/K/A and prior trade names.  Condition remains.

300421930	a628484f-6b3d-43ba-a91c-6da966a9adef	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE dated XX/XX/XXXX is missing the lender's name, license ID # and e-mail/phone number under the section, Additional Information About This Loan. In addition, the LE dated XX/XX/XXXX is missing the lender's e-mail/phone number under the section, Additional Information About This Loan.  No Cure.
04/12/2016: This finding is not material. Loan will be graded a B for all agencies.
300421930	d740ee36-9d1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post indecent date was not provided.		04/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421930	da0fc4fd-2911-4f14-b671-fc62b7c78547	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in L.E.	The LE dated XX/XX/XXXXis missing required data under the General Information section for the field titled loan id #. Redisclose Correct Information.		04/24/2017: Per SFIG guidance, condition is non material. Loan will be rated a B for all agencies.
300421930	ed678195-7eb4-408a-b5e2-2239d06971b0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The funding CD reflected a total of payments as $XXXXXXX.XX. The actual total of payments is $XXXXXXX.XX, an over disclosure of $XX.XX.		04/12/2017: Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.
300421935	708f6156-9644-4241-9336-e0d696ddc5f5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the loan file. Unable to determine if the timing requirement to consummation was not met.
05/04/17 - Proof borrower received initial CD per E-consent. Finding removed.
 Years in Field Borrower has been self employed for 25 years; LTV is lower than guideline maximum Qualifying LTV 63% is lower than max LTV of 70%; FICO is higher than guideline minimum Qualifying FICO 718 is higher than the minimum FICO of 700

300421935	77881b24-fd28-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Self-employment income was used to qualify; however, the current YTD Profit and Loss Statement and Balance Sheet are missing from the file.		05/12/2017: Received XXXX P&L Statement and Balance Sheet for businesses A & B on XXXX Schedule E Part II. Condition cleared.
 Years in Field Borrower has been self employed for 25 years; LTV is lower than guideline maximum Qualifying LTV 63% is lower than max LTV of 70%; FICO is higher than guideline minimum Qualifying FICO 718 is higher than the minimum FICO of 700

300421935	92cff3be-e229-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/03/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years in Field Borrower has been self employed for 25 years; LTV is lower than guideline maximum Qualifying LTV 63% is lower than max LTV of 70%; FICO is higher than guideline minimum Qualifying FICO 718 is higher than the minimum FICO of 700

300421935	9ee215e9-0c1a-4700-a7bf-a621cc808afe	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of fees for services which corresponds to services the borrower is permitted to shop for, nor does the WLSP reference the LE as a viable source of estimated fees.		04/25/2017: Condition is deemed non material. Loan will be rated a B for all agencies.
 Years in Field Borrower has been self employed for 25 years; LTV is lower than guideline maximum Qualifying LTV 63% is lower than max LTV of 70%; FICO is higher than guideline minimum Qualifying FICO 718 is higher than the minimum FICO of 700

300421935	d5f8a107-e323-4805-a137-eb1ea3c51ab5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The latest LE dated XX/XX/XXXX does not reflects an 1004D/CIR Fee, with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects an 1004D/CIR Fee of $XXX resulting in a $XXX refund due for cure.
04/24/2017-Lender Issued a lender credit of $XXX on closing CD dated $XX/XX/XXXX to cure tolerance violation.
 Years in Field Borrower has been self employed for 25 years; LTV is lower than guideline maximum Qualifying LTV 63% is lower than max LTV of 70%; FICO is higher than guideline minimum Qualifying FICO 718 is higher than the minimum FICO of 700

300421935	e41c2dc9-8b75-4158-acfd-77ea4a7eb6e1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Loan does not meet ATR: Self-employment income was used to qualify; however, the current YTD Profit and Loss Statement and Balance Sheet are missing from the file.		05/12/2017: Received XXXX P&L Statement and Balance Sheet for businesses A & B on XXXX Schedule E Part II. Condition cleared.
 Years in Field Borrower has been self employed for 25 years; LTV is lower than guideline maximum Qualifying LTV 63% is lower than max LTV of 70%; FICO is higher than guideline minimum Qualifying FICO 718 is higher than the minimum FICO of 700

300421937	148f4e29-8bd4-4f60-bea8-89aebf302047	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance, Assessments, section on the final Cd dated XX/XX/XXXX is missing the explanation HOA for the field Other.
05/04/2017: Estimated Taxes, Insurance & Assessments "Other" is checked but noon Closing Disclosure not reflected accurately is considered a non-material finding. Loan will be graded a B for all agencies.

300421937	2f980a25-2e7a-4012-8a61-ca3dc7ae50dd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXXX.XX for the taxes/hazard insurance/HOA vs. the actual amount of $XXXX.XX.  Provide re-disclosed CD and letter of explanation.
05/04/2017: Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately is considered a non-material finding. Loan will be graded a B for all agencies.
300421937	32359be3-e0ae-4e74-bad6-efbf268fd43f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure was missing from the loan file.
05/16/17: Lender provided attestation that they do not have any affiliates. Condition cleared. 05/12/2017:  Received evidence Broker has no affiliates.  File is missing the Lender's affiliated business disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.  Condition remains.

300421937	7052e7c8-f078-4d0c-b227-f475b002c6d2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of 73.600% vs actual TIP of 71.980% with a difference of 1.620% over-disclosed. Provide corrected CD and LOE to the Borrower.		05/04/2017: Total Interest Percentage (T.I.P) is not accurate is considered a non-material finding. Loan will be graded a B for all agencies.
300421937	7adcb45c-e730-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/05/2017: Client granted exception. Loan will be rated a B.
300421937	e2e256e8-4130-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/11/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421940	33f4e546-7f23-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Loan Estimate dated XX/XX/XX, XX/XX/XX, XX/XXX/XX and XX/XX/XXXX Section H Other do not reflect the fee as "optional".		04/25/2017: Condition is deemed non material and loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.50 months reserves

300421940	366079a2-3029-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Document Error	The Section H Other Fee for Title-Owner's Title Insurance does not reflect "optional".		04/25/2017: Condition is deemed non material and loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.50 months reserves

300421940	52a4dae9-d486-4f9c-a6ac-04d802bc423a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS ID and the Contact NV License ID  of the  Borrowers Real Estate Broker, Sellers Real Estate Broker and Settlement Agent  is missing.
04/24/2017: A post close CD provided in the file reflects the NMLS ID and the Contract NV License ID has been added to the contact information.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.50 months reserves

300421940	587681dc-3029-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD and the funding Closing Disclosure Section H Other reflects Second Quarter Paid Current which should be in Section F Prepaids.		04/25/2017: Condition is deemed non material and loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.50 months reserves

300421940	5c8add52-2f29-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		05/03/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.50 months reserves

300421940	8188bc2d-7d23-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.
This loan was originated through our correspondent channel. We allow our correspondent partners to choose AIR compliant appraisers per the correspondent seller guide attached and referenced below. The underwriting is non-delegated and the appraisals go through the same underwriting and desk review process as our retail and wholesale appraisals.
05/04/2017: Correspondent Lender. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.50 months reserves

300421940	a4300673-5ebc-4070-a686-9669704d4ab2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The initial CD, final CD and the funding CD is missing required data under the General Information section for the field titled Seller Address. Provide re-disclosed CD and letter of explanation.		04/25/2017: Condition is deemed non material and loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.50 months reserves

300421941	15a1340a-8b9a-48bb-bf60-acff1a2cb5a0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
05/04/17 - Proof borrower received initial CD per E-consent. Finding removed.
 DTI is lower than guideline maximum The borrowers' DTI was 15.17% where the maximum allowed was 45%; FICO is higher than guideline minimum Borrowers' FICO was 704 where the minimum required was 680; LTV is lower than guideline maximum The LTV was 62.32% where the maximum allowed was 80%; Reserves are higher than guideline minimum Borrowers' reserves of 20.70 months exceeded the minimum required of 6 months

300421941	2448666c-d629-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/03/2017: Received evidence XXX is on approval list. Condition cleared.
 DTI is lower than guideline maximum The borrowers' DTI was 15.17% where the maximum allowed was 45%; FICO is higher than guideline minimum Borrowers' FICO was 704 where the minimum required was 680; LTV is lower than guideline maximum The LTV was 62.32% where the maximum allowed was 80%; Reserves are higher than guideline minimum Borrowers' reserves of 20.70 months exceeded the minimum required of 6 months

300421942	0efe4fa1-2321-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		04/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421942	3bfd4a0b-2f21-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Credit Report Fee in section B of the funding Closing Disclosure dated XX/XX/XXXXis missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
04/24/2017:This finding is not material. Loan will be graded a B for all agencies.
300421942	5a243c07-2e21-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City/County Tax/Stamps listed in section E of the funding Closing Disclosure dated XX/XX/XXXX does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.
04/24/2017:This finding is not material. Loan will be graded a B for all agencies.
300421942	98e2824f-2e21-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The funding CD dated XX/XX/XXXX Section E does not provide a breakdown of the recording fees and Section H item #01 does not reflect the payee for the Encumbrance Fee. In addition, Section F. Prepaids section of the funding Closing Disclosure dated XX/XX/XXXX does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
05/04/2017: Received explanation letter, evidence of delivery and post consummation CD. Condition cleared.
300421942	b3c08b69-c846-4361-8900-62808e6066e8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE dated XX/XX/XXXX is missing the lender's name, license id # and  e-mail/ phone number under the section, Additional Information About This Loan.  In addition, the LE dated X/XX/XXXX and XX/XX/XXXXis missing the lender's e-mail/phone number under the section, Additional Information About This Loan.  No Cure.
04/14/2017:This finding is not material. Loan will be graded a B for all agencies.
300421942	dae83261-4692-4158-a21e-929e9681ffb4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in L.E.	The LE dated XX/XX/XXXX is missing required data under the General Information section for the field titled loan id #. No Cure.		04/14/2017:This finding is not material. Loan will be graded a B for all agencies.
300421942	ff526bfc-cb31-40bf-9d10-d94252d0cc46	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
05/02/2017:  Received attestation no affiliates.  Condition cleared.05/02/2017:  The Broker is not on the list of Brokers with no affiliates.  Audit also searched NMLS database for A/K/A and prior trade names.  Condition remains.

300421957	0b1e0ffd-7f2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		05/05/2017: Client granted exception. Loan will be rated a B.
 Years in Field Borrower 30 years in field ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves

300421957	1f9f59d3-e830-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years in Field Borrower 30 years in field ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves

300421957	24675ade-ce30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final/funding CD section E did not include a breakdown of the recording fees. Section H did not include payable for fees charged.		05/04/2017: Exception is non-material. Loan will be graded a B.
 Years in Field Borrower 30 years in field ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves

300421957	5a30b230-7e2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property	Missing HUD-1 for sale of current primary home listed on REO as pending sale.		05/12/2017: Per Compliance, Settlement Statement is acceptable. Condition cleared.05/11/2017: Pending Compliance review
 Years in Field Borrower 30 years in field ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves

300421957	5e5ff969-4cab-472a-9189-70d2f866c98e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods. 47.64% DTI > 43% Guideline maximum		05/12/2017: Per Compliance, settlement statement is acceptable. Removed payment and DTI is now < 43%. Condition cleared.05/11/2017: Pending Compliance review
 Years in Field Borrower 30 years in field ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves

300421957	8ce2711e-b193-4bdd-8360-4f734b878fbb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	"The Closing disclosure dated XX/XX/XXXX does not provide a description for the ""Other"" figure included in the Estimated Taxes, Insurance & Assessments section.		05/04/2017: Exception is non-material. Loan will be graded a B.
 Years in Field Borrower 30 years in field ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves

300421957	d011c0ac-cb30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	47.64% DTI > 45% DTI max allowed per guidelines, missing proof of previous primary final CD/settlement statement.		05/12/2017: Per Compliance, settlement statement is acceptable. Removed payment and DTI is now < 43%. Condition cleared.05/11/2017: Pending Compliance review
 Years in Field Borrower 30 years in field ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves

300421957	dfad856b-9e66-483b-b7ce-1875f871249d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. The calculated value of $X,XXX.XX a month.
05/12/2017: Client adopted SFIG.  Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately is considered a non-material finding. Loan will be graded a B for all agencies05/11/2017:  Per SFIG, for accounts not in escrow, provide re-disclosed CD and letter of explanation. Condition remains.

 Years in Field Borrower 30 years in field ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves

300421964	0490807e-5c81-40c3-93b3-8e2682533c08	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Notary fee is reflected in section B of the final and funding Closing Disclosure dated. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider Title-Notary Fee should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
05/04/2017: Exception is non-material. Loan will be graded a B.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	0aa8806b-63d4-4bda-992e-d91ada0677a2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The funding Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
While we agree with the noted finding, no violation has occurred. This is an estimated section and we are over-disclosed
06/08/2017:  Received explanation letter, evidence of delivery and post consummation CD correcting escrows.  Condition cleared.05/25/2017:  Lender has adopted SFIF.  Per SFIG guidelines, (NOT IN ESCROW) provide re-disclosed CD and letter of explanation. Condition remains.

 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	1b59ebbf-2f30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The Borrowers' income must be documented with current year to date pay stubs and 2 years W2's or a written verification of employment.  The loan file contains XXXX,XXXX and XXXX W2s.  Copies of the Borrowers' year to date pay stubs or written verification of employment are required to fulfill guidelines.
05/25/2017: Received pay stubs. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	26ed0ce4-94ad-4565-b315-d6d5070df7a3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final and funding CD is missing required data under the Loan Disclosures section for the field(s) titled Escrow Account. The section will not have an escrow account because: you declined it or your lender does not offer one. is not checked.  Provide re-disclosed CD and letter of explanation.
05/04/2017: Exception is non-material. Loan will be graded a B.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	558a7bdf-2c30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower dated XX/XX/XXXX and for the co-borrower dated XX/XX/XXXX. The E Consent in the file is dated XX/XX/XXXX for both borrowers and the intent to proceed is dated XX/XX/XXXX for the borrower and XX/XX/XXXX for the co-borrower. No Cure.
05/04/2017: Exception is non-material. Loan will be graded a B.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	9f626db2-2f30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing XXXX Balance Sheet for the borrower's Schedule C Business reflected on the XXXX 1040 tax return.	Please note that the Schedule C income was not used to qualify. No P&L or balance sheet required.
06/09/2017:  Guidelines do not require P&L or Balance Sheet if income is not used to qualify.  Condition rescinded.06/08/2017:  Pending Client exception review05/25/2017:  Audit reviewed the lender rebuttal and has determined that a Sole Proprietorship (Schedule C) is considered Self Employed and would require P&L and Balance Sheet. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Lender’s guidelines. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required to pass ATR.

 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	af5f63ab-0f30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	b14440e9-7f0e-45b4-b17e-20926e1bbcc7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of income documentation
The Borrowers' income must be documented with current year to date pay stubs and 2 years W2's or a written verification of employment.  The loan file contains XXXX,XXXX and XXXX W2s.  Copies of the Borrowers' year to date pay stubs or written verification of employment are required to fulfill guidelines.  In addition, missing YTD XXXX P&L Statement and Balance Sheet for the borrower's Schedule C Business reflected on the XXXX 1040 tax return.

06/09/2017:  Guidelines do not require P&L or Balance Sheet if income is not used to qualify.  Pay stubs are acceptable.  Condition cleared.06/08/2017:  Pending Client exception review05/25/2017:  Audit reviewed the lender rebuttal and has determined that a Sole Proprietorship (Schedule C) is considered Self Employed and would require P&L and Balance Sheet. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Lender’s guidelines. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required to pass ATR.  Paystubs are acceptable.  Condition remains.

 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	db91d4bc-67e9-4440-a098-1c6853ad4f08	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/12/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	dd3f9386-2930-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $X,XXX,XXX.XX.  The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
05/12/17: Upon further review, the borrower has sufficient coverage. $X,XXX,XXX.XX @ 150% or $X,XXX,XXX.XX. Condition rescinded.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	e07fa10c-2a30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE dated XX/XX/XXXX is missing the lender's name, license id # and email/phone number and the LE dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX is missing the lender's e-mail/phone number under the section, Additional Information About This Loan. In addition, the LE dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX is missing the Broker's email address. Lastly, all the LE dated XX/XX/XXXX,XX/XX/XXXX,XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX Section B reflects a Title-Escrow Cushion which needs to be itemized.  No Cure.
05/04/2017: Exception is non-material. Loan will be graded a B.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	e45e43e0-3a21-4133-9651-b8aafd540255	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.  Cure provided per lender credit on final and funding CD.
05/03/2017: Final and funding CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	e503adb8-2f30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for the borrower's Schedule C Business reflected on the XXXX 1040 tax return.	Please note that the Schedule C income was not used to qualify. No P&L or balance sheet required.
06/09/2017:  Guidelines do not require P&L or Balance Sheet if income is not used to qualify.  Condition rescinded.06/08/2017:  Pending Client exception review05/25/2017:  Audit reviewed the lender rebuttal and has determined that a Sole Proprietorship (Schedule C) is considered Self Employed and would require P&L and Balance Sheet. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Lender’s guidelines. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required to pass ATR.

 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421964	faad33ac-2e30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final and funding Closing Disclosure Section E recording fees is missing an itemization of the fee and Section H is missing the payee for the  Property Disclosure Report. Provide re-disclosed CD and letter of explanation.
05/04/2017: Exception is non-material. Loan will be graded a B.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.67%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.043%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300421967	159dedd8-6422-4e62-b1ea-2fce08dfd8ba	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure in file is dated XX/XX/XXXX; the original application date is XX/XX/XXXX.		05/11/17: Lender provided the Servicing Disclosure dated within 3 days of the application date. Condition cleared.
300421967	2c916197-2ba3-4224-a8f5-b1ddac344667	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate
The Final TIL reflects principal and Interest payment $X,XXX.XX whereas the actual principal & interest payment is $X,XXX.XX (no escrows)maximum first five years principal and Interest payment of $X,XXX.XX - actual principal & interest payment is $X,XXX.XX no escrows.
06/02/2017: see attached
06/22/2017: Audit consulted Compliance, and has determined that the creditor includes an estimate of taxes and insurance in this section but is off from actual collected amounts for escrow on the Final HUD-1, no escrows collected. Loan will be rated a B. 06/02/2017: Escalated to Compliance for further review on this issue.   05/12/2017: Audit reviewed final TIL.  The borrower did not escrow for taxes so the total payment should be $X,XXX.XX, $X,XXX.XX and $X,XXX.XX.  The escrow line should be -0- and the monthly payment line should be  $X,XXX.XX,  $X,XXX.XX and  $X,XXX.XX.  Condition remains.

300421967	39624b1c-0763-4c19-8bae-8d4e3ff55a24	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Good Faith Estimate not provided within 3 business days of application date.	The GFE in file is dated XX/XX/XXXX; the original application date is XX/XX/XXXX.		05/11/17: Lender provided the GFE dated within 3 days of the application date. Condition cleared.
300421967	7511f386-0a25-479d-b946-3551a0677ee4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial TIL not provided within 3 business days of application date.	The Initial TIL in file is dated XX/XX/XXXX; the original application date is XX/XX/XXXX.		05/11/17: Lender provided the Initial TIL dated within 3 days of the application date. Condition cleared.
300421967	8bfc43e3-1e30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300421967	98171b36-2330-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure and list of 10 agencies		05/11/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
300421967	c92228ff-2330-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/11/17: Lender provided the Affiliated Business Disclosure dated within 3 days of the application date. Condition cleared.
300421967	dc8b8015-e75c-4f36-8a3e-6b1c287881d7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Disclosure in file is dated XX/XX/XXXX; the original application date isXX/XX/XXXX..		05/11/17: Lender provided the ARM disclosure dated within 3 days of the application date. Condition cleared.
300424224	723e0776-0b40-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Discount Fee” and the “Application Fee” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															05/26/2017: attached please find the executed CD from settlement, please note that the 2 fees in Section A were itemized.	05/26/2017: Audit reviewed the Lender Rebuttal, as well as the executed CD, and has determined that the fees in Section A were itemized. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported; Years in Field Borrower has 19 years in Field

300424224	ba216c7f-5fce-4b7b-88c0-e44e0af745ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing borrower's documented Intent to Proceed.	05/26/2017: Intent to Proceed	05/26/2017: Audit reviewed evidence of borrower's Intent to Proceed, and has determined that the print screen reflecting confirmation from borrower is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported; Years in Field Borrower has 19 years in Field

300424224	d0c83fc9-0940-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from property #1 on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	05/30/2017: please refer to pages: 109 - 131 & 349 - 350.05/26/2017: attached please find the Equity statement showing borrower received $XXX,XXX on the outgoing property from XXX.
05/30/2017: Audit reviewed the Lender Rebuttal, and has determined that the a copy of the Relocation Agreement was provided within the loan file. The Equity Statement was also provided within the loan file. Condition rescinded.  05/26/2017: Audit reviewed the Equity Statement, and has determined that per guides: for Corporate Relocation loans, a copy of the Relocation Agreement is required along with the Equity Statement or HUD-1 to evidence proceeds. The Equity Statement was provided and is deemed acceptable. HOWEVER, missing a copy of the Relocation Agreement. Condition remains for the Relocation Agreement.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported; Years in Field Borrower has 19 years in Field

300425603	a3ce393f-2cf9-4d37-a279-6d13df3f7ab0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Waiver by borrower of Revised LE timing requirement not provided or properly documented	No waiver in file signed by the borrower waiving the revised Loan Estimate timing requirement. No cure.	05/24/2017: Waiver not required as E-Delivery confirmation notes Loan Estimate requested and posted on XX/XX/XXXX and viewed by borrower on X/XX/XXXX
05/24/2017: Audit reviewed electronic log showing e-delivery details for LE dated XX/XX/XXXX, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared.

300425603	b76c8613-8ef0-4a4a-8886-1a4bbca39d6e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation of XX/XX/XXX.  No cure.
05/24/2017: Please find uploaded E-Delivery Confirmation for LE delivered XX/XX/XXXX. Loan Estimated posted XX/XX/XXXX and viewed XX/XX/XXXX
05/24/2017: Audit reviewed electronic log showing e-delivery details for LE dated XX/XX/XXXX, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared.

300433070	b5e169a7-2e51-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Provide corrected CD and letter of explanation to the borrower.	06/20/2017: LOX, amended CD sent to borrower via US mail
06/20/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.37%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754

300440103	1c9fa6f8-274a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $X,XXX,XXX. The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.  A cost estimator from the insurer was not provided.
06/08/2017: Please find uploaded HOI cost estimator
06/08/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.50 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770

300440103	30b66489-fb49-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/07/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.50 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770

300449487	15e38f38-d552-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title-Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider.
06/21/2017: Lender provided corrected Post Close CD that reflects the payee for the Title - Notary Fee along with letter to borrower. Documents were sent postal therefore no tracking available. Loan will be rated a B for all agencies.

300449487	407d416e-d452-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids of the final Closing Disclosure does not list the payee for the Property Taxes and Homeowner's Insurance prepaids that were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.  Additionally Section H. Other section of the final Closing Disclosure does not list the payee for the Miscellaneous Seller Payout and Natural Hazard Disclosure fees that were collected.

06/21/2017: Lender provided corrected Post Close CD that reflects the payee for the Property Taxes and Homeowner's Insurance along with letter to borrower. Documents were sent postal therefore no tracking available. Loan will be rated a B for all agencies.

300449487	c83c2d4d-d552-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing Corresponding COC for the Loan Estimate dated XX/XX/XXXX (Loan Amount increase from $XXX,XXX to $XXX,XXX)		06/21/2017: Lender provided COC dated XX/XX/XXXX reflecting request to increase loan amount to $XXX,XXX. Condition cleared.
300449487	e3f3b4c7-d452-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.
06/21/2017: Lender provided corrected Post Close CD that reflects the government entity for transfer tax along with letter to borrower. Documents were sent postal therefore no tracking available. Loan will be rated a B for all agencies.

300449487	f023767a-67ba-496b-8373-0e284e120553	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.
06/21/2017: Lender provided corrected Post Close CD that reflects the License Number of the Settlement Agent along with letter to borrower. Documents were sent postal therefore no tracking available. Loan will be rated a B for all agencies.

300449494	9db259f5-aa65-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX, as the interest rate declined to X.XX% from X.XX%.  The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.

07/13/2017:  Audit reviewed Lender rebuttal and original loan file.  Rate was floating on initial LE dated XX/XX/XXXX.  Loan was locked on XX/XX/XXXX and a new LE issued.  Both loan estimates and rate lock confirmation provided in original file.  Condition rescinded.

300449494	bdfd9ff0-c565-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met
															The CD was viewed by borrower later in the evening on the same day. Please see attached record.	07/13/2017: Received evidence the borrower acknowledged initial CD. Timing requirement met. Condition cleared.
300450828	590cc521-6a7e-4324-899a-e42179eac3f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as The final Closing Disclosure reflects a Principal & Interest payment amount of $X,XXXX Years 1-7, $X,XXX-X,XXX Year 8, $X,XXX-X,XXX.00 Year 9, and $X,XXX.00-XX,XXX Years 10-30 vs. actual amount of $X,XXX Years 1-7, $X,XXX-X,XXX Year 8, $X,XXX .-XXXX Year 9, and $X,XXXX-XX,XXX Years 10-30.   Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

07/18/2017: LENDER respectfully disagrees with reviewer’s finds. Please refer to item 4 of the Note. The interest rate will change every 12 months after the fixed interest rate until loan satisfied. Therefore, starting form year 8 until loan paid if full the interest rate will and can charge the ceiling rate of X.XX% every 12 months.
07/18/2017: Audit re-analyzed calculations, and has determined that the CD correctly matches the Actual calculations. No violation. Condition rescinded.
300450828	5dc26a1b-ae11-4d48-87a7-2972c478f1b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXXX vs. actual $XXXX, an over disclosure of $XXX. Provide corrected CD, letter of explanation and proof of delivery.
07/14/2017: Audit recalculated amount financed as $X,XXX,XXX which matches CD. No violation. Condition rescinded.
300450828	5f3453b1-5a30-49a7-8eda-38e5cbfffab0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required on CD for “Can Monthly Principal & Interest Increase after closing” is not accurate
The final Closing Disclosure does not match actual calculated values for Can Monthly Principal & Interest Increase after Closing. The CD shows the Principal & Interest payment amount can adjust every year starting in year 8 and can go as high as X,XXX in Year 8 vs the actual Principal & Interest payment amount can adjust every year starting in year 8 and can go as high as $X,XXX Years 10.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

07/18/2017:  LENDER respectfully disagrees with reviewer’s finds. Please refer to item 4 of the Note. The interest rate will change every 12 months after the fixed interest rate until loan satisfied. Therefore, starting form year 8 until loan paid if full the interest rate will and can charge the ceiling rate of X.XX% every 12 months.
07/18/2017: Audit re-analyzed calculations, and has determined that the CD correctly matches the Actual calculations. No violation. Condition rescinded.
300450828	6b04f7d3-8467-4f37-8522-ea966d3c19d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required on CD for “Can Interest Rate Increase after closing” is not accurate
The final Closing Disclosure does not match actual calculated values for Can Interest Rate increase after closing. The CD shows the rate adjusts every 1 year starting in Year 8 and can go as high as X.XX% in year 8 vs. the actual as the rate adjusts every 1 year starting in Year 8 and can go as high as X.XX% in year 10.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

07/18/2017: LENDER respectfully disagrees with reviewer’s finds. Please refer to item 4 of the Note. The interest rate will change every 12 months after the fixed interest rate until loan satisfied. Therefore, starting form year 8 until loan paid if full the interest rate will and can charge the ceiling rate of 7.875% every 12 months.
07/18/2017: Audit re-analyzed calculations, and has determined that the CD correctly matches the Actual calculations. No violation. Condition rescinded.
300450828	6e53e5ba-f27e-4f1d-a948-70902b45c640	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Principal & Interest
The final Closing Disclosure reflects a Principal & Interest payment amount of $X,XXX Years 1-7, $XXXX-XXXX Year 8, $XXXX-XXXX Year 9, and $XXXX-XXXX Years 10-30 vs. actual amount of $XXXX Years 1-7, $XXXX-XXXX Year 8, $XXXX-XXXX Year 9, and $XXXX-XXXX Years 10-30.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

07/18/2017: LENDER respectfully disagrees with reviewer’s finds. Please refer to item 4 of the Note. The interest rate will change every 12 months after the fixed interest rate until loan satisfied. Therefore, starting form year 8 until loan paid if full the interest rate will and can charge the ceiling rate of X.XX% every 12 months.
07/18/2017: Audit re-analyzed calculations, and has determined that the CD correctly matches the Actual calculations. No violation. Condition rescinded.
300450828	76fb9b86-0368-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for CD dated XX/XX/XXXX; the loan amount declined to $X,XXX,XXX from $X,XXX,XXX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.
															07/18/2017: COC attached, please refer to page 2	07/18/2017: Audit reviewed Change History, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300450828	ffdf4a2c-ab61-4960-9ce1-7a17c7648bf3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX vs. actual Finance Charge of $XXX,XXXX, an under disclosure of $XXX which exceeds the $XXX allowable tolerance for Purchase Transactions. . Provide corrected CD, letter of explanation and proof of delivery.
07/14/2017: Audit recalculated finance charges as $XXX,XXX, a difference of $XXX. No violation. Condition rescinded.
300456586	0114995a-07a8-4109-8344-014ffd46c942	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required on CD for “Can Monthly Principal & Interest Increase after closing” is not accurate	The final Closing Disclosure reflects the "Can Principal and Interest increase after closing as starting in Year 8 $X,XXX vs. Actual Year 10" $X,XXX.	06/29/2017: This is a 7/1 ARM product, please refer to the signed Note. The first change date is XX/XXXXX. Lender asks reviewer to re-examine the figure.	06/29/2017: Audit re-analyzed the ARM information, and has determined that the finding is invalid. Condition rescinded
300456586	167bb445-905a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing COC: Rate changed to X.XX% from X.XX%	06/29/2017: attached please find the COC corresponding to the rate change.	06/29/2017: Audit reviewed evidence of Change History, and has determined that the document reflects lock status change from float to straight lock. Condition cleared.
300456586	1f2c778b-cccf-47b8-9bf1-792afea13a8a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	A Written List of Service Providers was not provided within 3 days of the application.
07/02/2017: attached please find the Written List of Service Providers dated XX/XXXX which was presented to the borrower. Please turn to page 4806/29/2017: subject property was not identified until XX/XX/XXXX which is the last information needed in order to complete the application.

07/02/2017:  Audit review of Written List of Service Providers submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.06/29/2017: Audit reviewed evidence of application date XX/XX/XXXX, and has determined that evidence via print screen reflects that A Written List of Service Providers was provided XX/XX/XXXX. Documentation was not provided within 3 days of application. Condition remains.

300456586	3446cee9-6a37-48d0-83f8-0b2ed643b704	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
 The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Principal & Interest payment amount of  Year 1-7 $X,XXX, Year 8 $X,XXX-X,XXX, Year 9 $X,XXX-X,XXXX and Years 10-30 $X,XXX-X,XXX. vs. actual amount of Year 1-7 $X,XXX, Year 8 $X,XXX-X,XXX, Year 9 $X,XXX-X,XXX and Years 10-30 $X,XXX-X,XXX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

06/29/2017: At the first rate change the estimated principal balance would be $XXX,XXX. The minimum interest rate per the Note is X.XX% whereas the maximum rate per Note is X.XX% for the remaining terms of the loan. The property taxes is $XXX per month which stated on Section G of the CD which is supported by taxes bill from the county. Lender unable to validate reviewer’s figures and asks reviewer to re-examine the figures on the findings.
06/29/2017: Audit re-analyzed the ARM information, and has determined that the finding is invalid. Condition rescinded.
300456586	49145e3a-075d-4fee-9ff8-2bf71d44027b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet/Home Loan Toolkit was not provided within 3 days of application
07/02/2017: attached please find the Special Information Booklet dated XX/XXXX which was presented to the borrower. Please turn to page 2006/29/2017: subject property was not identified until XX/XX/XXXX which is the last information needed in order to complete the application.

07/02/2017: Audit review of Special Information Booklet/Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 06/29/2017: Audit reviewed evidence of application date XX/XX/XXXX,and has determined that evidence via print screen reflects that the Special Information Booklet/Home Loan Toolkit was provided XX/XX/XXXX. Documentation was not provided within 3 days of application. Condition remains.

300456586	94d722d1-32eb-4410-9e03-0bd372948d76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required on CD for “Can Interest Rate Increase after closing” is not accurate	The final Closing Disclosure reflects the "Can Interest Rate increase after closing as starting in Year 8 vs. Actual Year 10".	06/29/2017: This is a 7/1 ARM product, please refer to the signed Note. The first change date is XX/XXXX.	06/29/2017: Audit re-analyzed the ARM information, and has determined that the finding is invalid. Condition rescinded.
300456586	dfb6a8a8-905a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Lender screen shot has a XX/XX/XXXX Intent to Proceed date: If the ITP is signed > 10 days after the LE, then the Initial LE is null and void unless the lender does not re-disclose the LE within 3 business days of receipt of the signed ITP. No additional LE’s provided.

07/11/2017:  The loans from this business source do not impose any fee or obligation to pay any fee prior to closing of the loan. In the case of this specific loan, the loan processor completed a review of the application with the borrower on XX/XX/XXXX and obtained verbal intent to proceed at that time. Since no fee was incurred on the loan prior to closing, which occurred on XX/XX/XXXX, the process to obtain intent to proceed complies with 12 CFR 1026.19(e)(2)(i)(A).
07/11/2017: Audit reviewed the Lender Rebuttal, however the client has adopted SFIG guidance. Condition rescinded.
300456586	e3a63881-dcd3-43c2-bc9f-fb566b6f1bb9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Loan Program Disclosure was not provided within 3 days of application.
07/02/2017: borrower did not lock the rate until XX/XX/XXXX. This is why the ARM Loan Program Disclosure was sent after the property ID date.06/29/2017: subject property was not identified until XX/XX/XXXX which is the last information needed in order to complete the application.

07/02/2017: Audit concurs with the Lender Rebuttal, it appears that the loan was originally FIXED and changed to an ARM onXX/XX/XXXX. Evidence of change was provided via print screen, Rate Lock Confirmation and LE. Documentation submitted is sufficient and deemed acceptable. ARM Disclosure was dated within 3 days of change. Condition cleared.  06/29/2017: Audit reviewed evidence of application date XX/XX/XXXX, and has determined that evidence via print screen reflects that the ARM Loan Program Disclosure was provided XX/XX/XXXX. Documentation was not provided within 3 days of application. Condition remains.

300456586	e5658340-6ff1-4fab-b032-7bbd66056ef0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	The Seller's Closing Disclosure was not provided.	06/29/2017: seller's CD	06/29/2017: Audit reviewed the executed Seller's CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300456586	ef561d85-bd6f-41fa-a769-c8554f9fdc06	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Principal & Interest
The final Closing Disclosure reflects a Principal & Interest payment amount of  Year 1-7 $X,XXXX, Year 8 $XXXX-XXXX, Year 9 $XXXX-XXXX and Years 10-30 $XXXX-XXXX. vs. actual amount of Year 1-7 $XXXX, Year 8 $XXXX-XXXX, Year 9 $XXXX.-XXXX and Years 10-30 $XXXX-XXXX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

06/29/2017: At the first rate change the estimated principal balance would be $XXX,XXX. The minimum interest rate per the Note is X.XX% whereas the maximum rate per Note is X.XX% for the remaining terms of the loan. Lender asks reviewer to re-examine the figures on the findings.
06/29/2017: Audit re-analyzed the ARM information, and has determined that the finding is invalid. Condition rescinded.
300460408	247c3e47-d4f1-41c8-abe2-c3c52d2bc4d6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate
Maximum First Five Years date is disclosed inaccurately. The lender is required to disclose the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. Lender utilized the first payment date, which is inaccurate. In order to cure, the lender is required to provide: Notification of the error to the borrower, re-disclosed TIL, evidence of shipment to borrower and evidence of reopening of rescission, if applicable.
06/07/17: Client waived.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460408	2952178c-f54a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided		06/13/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460408	61519bb8-9b4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Please provided the VVOE within 10 days of the note date for the borrower. Additional conditions may apply.		07/10/2017: Received WVOE within 30 days prior to closing. Lender's guidelines do not require VVOE within 10 days. Condition cleared.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460408	66ef9f6f-5718-4b20-98fd-cf66124fb5f4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	Insufficient assets		07/10/2017: Received final HUD-1 and recalculated cash to close + reserves. Borrower has sufficient reserves. Condition cleared.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460408	6c8f9df1-9b4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	Missing current year balance sheet for borrower's Schedule C business. Additional conditions may apply.		07/10/2017: Audit reviewed Lender's rebuttal and agrees. Guidelines do not require P&L and Balance Sheet if not using income. Condition rescinded.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460408	7cb100c9-004b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply

06/15/17: Lender did not require a Fraud report for Non-QM loan submissions prior to January 12, 2015. A fraud report is not required by our guidelines or regulations. Please escalate to CLIENT as we have addressed this with them.
06/22/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared. 06/16/17: Client requires fraud tool on all loans. Condition maintained.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460408	9431eea3-064b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	4.60 mos < 6 mos required, per lender. Assets verified of $XXX,XXX.XX, minus cash to close of $XX,XXX = $XX,XXX.XX for reserves which is not sufficient for the subject.		07/10/2017: Received final HUD-1 and recalculated cash to close + reserves. Borrower has sufficient reserves. Condition cleared.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460408	df9119fb-9b4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing YTD Profit and Loss for borrower's Schedule C business. Additional conditions may apply.		07/10/2017: Audit reviewed Lender's rebuttal and agrees. Guidelines do not require P&L and Balance Sheet if not using income. Condition rescinded.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460408	e2552836-054b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing a copy of the lenders Affiliated Business Agreement		06/16/17: Lender provided an attestation that the Lender does not have any affiliates. Condition cleared.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460408	ede67105-a14b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Missing P&L and Balance sheet for the borrower's schedule C business.		07/10/2017: Audit reviewed Lender's rebuttal and agrees. Guidelines do not require P&L and Balance Sheet if not using income. Condition rescinded.
 General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 42.41%; General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 684

300460416	396622af-2e4d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		06/16/17: Lender provided an attestation that they do not have any affiliates. Condition cleared.
 Reserves are higher than guideline minimum 32 months reserves greater than 6 month minimum; FICO is higher than guideline minimum 709 FICO greater than 680 minimum.; LTV is lower than guideline maximum 40.40% LTV less than 70% maximum

300460416	5b9bf6e9-184d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The property is in a FEMA declared Disaster area. No post incident inspection has been provided.		06/16/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum 32 months reserves greater than 6 month minimum; FICO is higher than guideline minimum 709 FICO greater than 680 minimum.; LTV is lower than guideline maximum 40.40% LTV less than 70% maximum

300460416	5c209d9e-484d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing Evidence of taxes for rental property 3 and missing principal interest and taxes for rental property #8 on the loan application.
07/05/17: Lender provided the documentation for the rental properties listed on the final 1003. Note that the properties are listed on the borrower's tax returns. Property #8  was a duplicate and a typographical error of property #7. Condition cleared.

 Reserves are higher than guideline minimum 32 months reserves greater than 6 month minimum; FICO is higher than guideline minimum 709 FICO greater than 680 minimum.; LTV is lower than guideline maximum 40.40% LTV less than 70% maximum

300460416	7cb6fd70-494d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Ability to Repay not exhibited by Borrower(s)	Missing Evidence of taxes for rental property 3 and missing principal interest and taxes for rental property #8 on the loan application.
07/05/17: Lender provided the documentation for the rental properties listed on the final 1003. Note that the properties are listed on the borrower's tax returns. Property #8  was a duplicate and a typographical error of property #7. Condition cleared.

 Reserves are higher than guideline minimum 32 months reserves greater than 6 month minimum; FICO is higher than guideline minimum 709 FICO greater than 680 minimum.; LTV is lower than guideline maximum 40.40% LTV less than 70% maximum

300460416	886f586f-4b4d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Appraisal not performed by an approved Appraiser as required by Guidelines.		06/16/17: Lender provided evidence that the appraiser in question is on their approved list. Condition cleared.
 Reserves are higher than guideline minimum 32 months reserves greater than 6 month minimum; FICO is higher than guideline minimum 709 FICO greater than 680 minimum.; LTV is lower than guideline maximum 40.40% LTV less than 70% maximum

300460416	aa444bfd-131f-42f3-bdf6-075589f5951b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate
The Final TIL reflects the Maximum Ever adjustment date as XX/XX/XXXX whereas the actual date is XX/XX/XXXX. The Final TIL Principal and Interest Payment reflects total of $XXXX.XX while the Actual TIL had a payment of $XXXX.XX. Also, the Final TIL Maximum First Five years reflects the interest rate as 5.625% vs actual rate of 5.325% and a payment of $XXXX.XX

7/10/2017: Audit's re-review of the final TIL and input calculations indicates the final TIL was calculated accurately. Condition rescinded. 07/05/17: The maximum interest rate per the note in the file, is 9.625%. Condition maintained.

 Reserves are higher than guideline minimum 32 months reserves greater than 6 month minimum; FICO is higher than guideline minimum 709 FICO greater than 680 minimum.; LTV is lower than guideline maximum 40.40% LTV less than 70% maximum

300460418	11a96d32-b64b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall	The loan file is missing the cost estimator. Loan amount is $XXX,XXX, Hazard insurance in file coverage is $XXX,XXX with 150% extended coverage. Shortfall is $XX,XXX		06/26/2017: Received insurance company cost estimator dated post consummation. Insurance coverage is sufficient. Condition cleared. Loan will be rated a B.			No Mortgage Lates Credit report verifies 86 months 0x30; Years on Job Borrower has 17 years on job ; DTI is lower than guideline maximum Loan qualified with DTI of 34.50%
300460418	33d1f725-5642-48ae-a786-54b173c81d14	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	Interest Rate and Payment Summary Section of the Final TIL reflects incorrect First Adjustment date of XX/XX/XXXX vs. actual XX/XX/XXXX.		06/12/17: Client waived. Loan will be rated a B.			No Mortgage Lates Credit report verifies 86 months 0x30; Years on Job Borrower has 17 years on job ; DTI is lower than guideline maximum Loan qualified with DTI of 34.50%
300460418	82493e4f-7e5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	RB	B	B	Compliance	General Compliance Exception	Ability to Repay not compliant: The loan file is missing the cost estimator. Loan amount is $XXX,XXX., Hazard insurance in file coverage is $XXX,XXX0 with 150% extended coverage. Shortfall is $XX,XXX.		06/26/2017: Received insurance company cost estimator dated post consummation. Insurance coverage is sufficient. Condition cleared. Loan will be rated a B.			No Mortgage Lates Credit report verifies 86 months 0x30; Years on Job Borrower has 17 years on job ; DTI is lower than guideline maximum Loan qualified with DTI of 34.50%
300460418	9d88be06-b64b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing 3rd party fraud tool.		06/14/2017: Audit reviewed Fraud tool provided post-closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.06/12/17: Exception request submitted to client.			No Mortgage Lates Credit report verifies 86 months 0x30; Years on Job Borrower has 17 years on job ; DTI is lower than guideline maximum Loan qualified with DTI of 34.50%
300460418	bbe2ab4c-a54b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/13/2017: Received post disaster inspection reflecting no damage. Condition cleared.			No Mortgage Lates Credit report verifies 86 months 0x30; Years on Job Borrower has 17 years on job ; DTI is lower than guideline maximum Loan qualified with DTI of 34.50%
300460418	dec8533a-b54b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing Affiliated business disclosure.		6/8/2017: Attestation received. Condition cleared			No Mortgage Lates Credit report verifies 86 months 0x30; Years on Job Borrower has 17 years on job ; DTI is lower than guideline maximum Loan qualified with DTI of 34.50%
300460418	f684b8b6-8f4f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant	Loan file is missing 3rd party fraud tool.		06/14/2017: Audit reviewed Fraud tool provided post-closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.06/12/17: Exception request submitted to client.			No Mortgage Lates Credit report verifies 86 months 0x30; Years on Job Borrower has 17 years on job ; DTI is lower than guideline maximum Loan qualified with DTI of 34.50%
300460426	0e263888-244d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		06/16/17: Lender provided an attestation that the Broker does not have any affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.60 months of reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.57%

300460426	1800a134-d9eb-4d59-b8f1-35a9f1bb0643	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate	The Final TIL first adjustment date is XX/XXX/XXXX while the actual had it at XX/XX/XXXX.
06/20/17: Regarding the first adjustment date, the next payment after the rate change is the first payment to reflect this change. Therefore, adding one month to the first rate change date per the note is the correct First Adjustment Date. Please note that all of our pre-TRID files reflect this same First Adjustment Date calculation and this response was acceptable to clear similar exceptions on other files.

06/23/2017: Audit consulted Compliance, and has determined that the date in the First Adjustment column should be equal to the “I/O Next Payment Change Date” on the Note. The IO period on the loan is the same as fixed rate period on the ARM, therefore correct. Condition cleared.   06/22/17: Condition considered material EV3. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.60 months of reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.57%

300460426	4dbda02a-2a4b-43c6-8e8b-1735b171aa96	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Loan file is missing third party fraud tool.		06/22/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.60 months of reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.57%

300460426	bba723b7-244d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Hazard Insurance Violation	Hazard insurance in the file has an effective date of XX/XX/XXXX, which is after the note date.		06/22/17: Upon further review, the hazard insurance policy is effective after the note date but on the date of disbursement. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.60 months of reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.57%

300460426	d019e4e7-244d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		06/22/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared. 06/16/17: Client requires fraud tool on all loans. Condition maintained.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.60 months of reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.57%

300460435	566a3347-984f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Missing Third Party Fraud tool.		06/22/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.5 months reserves; Years on Job Borrower has 19 years in Field

300460435	5d5650fd-864b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The loan file is missing an executed Affiliated Business Disclosure.		06/07/2017: Lender cured
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.5 months reserves; Years on Job Borrower has 19 years in Field

300460435	77c6443b-9e4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Missing Third Party Fraud tool.		06/22/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared. 06/12/17: Exception request submitted to client.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.5 months reserves; Years on Job Borrower has 19 years in Field

300460435	98566f5d-cb0e-43f7-84b5-ef2add6b2959	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate	The Final TIL shows the first adjustment as XX/XX/XXXX based on the Note terms it should be XX/XX/XXXX.
06/09/17: We respectfully disagree with the noted exception. The first rate change is XX/XX/XXXX as reflected on the note. The next payment after the rate change is the first payment to reflect this change. Therefore, XX/XX/XXXX will be the first payment adjustment date. Please re-visit as no violations have occurred.

06/23/2017: Audit consulted Compliance, and has determined that the date in the First Adjustment column should be equal to the “I/O Next Payment Change Date” on the Note. The IO period on the loan is the same as fixed rate period on the ARM, therefore correct. Condition cleared.06/12/17: Sent to counsel for review.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.5 months reserves; Years on Job Borrower has 19 years in Field

300460435	ce255406-a54b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall: The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided
06/12/2017: Lender provided the replacement cost estimator from the insurance company showing sufficient coverage. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.5 months reserves; Years on Job Borrower has 19 years in Field

300460435	da709a2d-744b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.5 months reserves; Years on Job Borrower has 19 years in Field

300460445	6232c724-fe51-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.		6/16/2017: Lender guidelines dated X/X/XXXX do no require tax transcripts. Condition rescinded.
300460445	6cd3e6ec-404c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300460445	bf37deff-304e-4f62-8310-ce6bb9f1d1b4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	The Final TIL reflects a first applicable change date as XX/XX/XXXX versus the actual first change date is XX/XX/XXXX.		06/12/17: Client waived. Loan will be rated a 2.
300460445	d7e32d3d-c84b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure is missing from file.		06/12/17: Lender provided attestation for the broker and lender, that they do not have any affiliates. Condition cleared.
300460460	0feae36d-e9b1-4434-a892-dcbc634edf0d	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate
Maximum First Five Years date is disclosed inaccurately. The lender is required to disclose the maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. Lender utilized the first payment date, which is inaccurate. In order to cure, the lender is required to provide: Notification of the error to the borrower, re-disclosed TIL, evidence of shipment to borrower and evidence of reopening of rescission, if applicable
06/22/17: Condition acknowledged. Loan will be graded a B.
 Years Self Employed Borrower has 13  years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.49%

300460460	58686f52-874c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.: Property located in a FEMA declared disaster area. Inspection post incident date not provided		06/16/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years Self Employed Borrower has 13  years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.49%

300460460	5c81d3aa-874c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third Party Fraud Tool not in file.		06/22/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared. 06/17/17: Client requires fraud tool on all loans. Condition maintained.
 Years Self Employed Borrower has 13  years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.49%

300460460	74bb0459-874c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure for Lender not in file.		6/8/2017: Attestation received. Condition cleared
 Years Self Employed Borrower has 13  years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.49%

300460460	b251e422-0e4d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Missing tax transcripts as required by Jumbo Prime-Non-QM Program guidelines.
06/27/17: Lender provided the signature pages for the borrower's personal and business tax returns. Condition cleared. 06/22/17: Upon further review, transcripts not required. However the tax returns in the file are not signed. Please provide the most recent 2 years signature pages for the borrower's tax returns. Guidelines state: Borrower’s signed federal income tax returns filed with the IRS for the past two years for the following sources of income or employment are required if the borrower: receives income from sole proprietor limited liability companies, partnerships, or corporations, or any other type of business structure in which the borrower has a 25% or greater ownershipinterest. Borrowers with a 25% or greater ownership interest are considered self-employed. Condition maintained.

 Years Self Employed Borrower has 13  years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.49%

300460477	624991ea-804b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/13/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with a DTI of 37.73.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.4 months reserves.; Years on Job Borrower has 11 years on job.

300460477	7e0bd1ae-e74b-42f5-ad09-c0e196fef618	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The file is missing the Affiliated Business disclosure.		06/12/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with a DTI of 37.73.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.4 months reserves.; Years on Job Borrower has 11 years on job.

300460477	7fb0fcca-2558-4feb-bef5-4c587f5105b8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXXX.XX for the taxes, hazard insurance and HOA vs. the actual amount of $XXX.XX.
06/07/17: This finding is not material. Loan will be rated a 2.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with a DTI of 37.73.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.4 months reserves.; Years on Job Borrower has 11 years on job.

300460477	dbb150bd-904b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # on appraisal does not match on the title.
06/13/2017: Audit re-analyzed the APN number's on all pertinent documents, and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition rescinded.06/12/17: Exception request submitted to client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with a DTI of 37.73.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.4 months reserves.; Years on Job Borrower has 11 years on job.

300460479	55896cd7-ba4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes and Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
06/09/2017: Received explanation letter, evidence of delivery and revised CD adding number of months. Condition cleared
300460479	fb80e929-164a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300460486	229cca77-794b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300460486	e7ee3df1-563a-489a-a998-9133b16cc839	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing CHARM Booklet	The CHARM Booklet is missing from file.		06/13/17: Upon further review, evidence of receipt of the CHARM booklet within 3 days of the application date was located in the file. Condition rescinded.
300460488	91080611-4e9c-45ff-8953-46d006d3b781	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The file is missing evidence of the Affiliated Business Disclosure provided to the borrower.		06/12/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300460488	93b937fe-98cc-4958-a37d-df723e4dbb9e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE's did not reflect a 1004D/CIR fee and there were no resulting CoC for any subsequent disclosures. The final and funding CD reflects an 1004D/CIR fee of $100 resulting in a $XXX due for cure. Cure provided per lender credit on the funding CD
06/06/2017: Final CD shows a sufficient tolerance cure in the amount of $100. Loan will be rated a 2.
300460488	c36ec6de-c14a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The property is location in a FEMA declared Disaster area. A post incident inspection has not been provided.		06/12/2017: Lender provided the post disaster inspection for the subject property, and does not have any disaster related damage. Condition cleared.
300460488	eb1bfa93-6761-4b78-a436-9ec8fd3e8f9f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the Closing Disclosure, is missing the explanation HOA for the field Other. Please provide a corrected CD and LOE to the borrower.		6/07/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies
300460489	1569794e-894c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the funding Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
06/08/2017: Non-material per SFIG guidance. Loan will be rated an EV2 / B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  20.80 months ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.28%; Years on Job Borrower has 20 years on job

300460489	2ab71642-894c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Missing Mortgage: Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie. Statement from the Title Company and/or Closing Agent.
06/16/2017: Received recorded mortgage and riders. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  20.80 months ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.28%; Years on Job Borrower has 20 years on job

300460489	3864144e-0a8a-48c5-bacf-215437ff5288	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated business disclosure missing from file.		06/08/2017: This finding is not material. Loan will be rated an EV2 / B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  20.80 months ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.28%; Years on Job Borrower has 20 years on job

300460489	83d54b34-c322-4677-8872-130ef86d549e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the funding Closing Disclosure, Closing Costs Financed is blank. The correct amount should be $0.00.		06/08/2017: Non-material per SFIG guidance. Loan will be rated an EV2 / B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  20.80 months ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.28%; Years on Job Borrower has 20 years on job

300460489	9a9c2c5f-894c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The funding Closing Disclosure does not provide an itemization of Recording Fees in Section E.		06/08/2017: Non-material per SFIG guidance. Loan will be rated an EV2 / B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  20.80 months ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.28%; Years on Job Borrower has 20 years on job

300460489	f491f973-894c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting COC for any subsequent disclosures. The funding CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
06/08/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be rated an EV2 / B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  20.80 months ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.28%; Years on Job Borrower has 20 years on job

300460489	fe473a17-8a4c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Documentation	Missing evidence the borrower signed a document authorizing the closure of the line of credit to XXXX Bank.		06/16/2017: Received final title policy reflecting no secondary financing. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  20.80 months ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.28%; Years on Job Borrower has 20 years on job

300460490	112d688c-814b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		06/12/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300460490	b180638a-d04a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/12/2017: Lender provided the post disaster inspection for the subject property, and does not have any disaster related damage. Condition cleared.
300460491	0d438891-5964-42c4-ba25-7cd1363d1436	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure is missing the explanation HOA for the field Other.		06/02/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 2 234 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300460491	40d3ca9d-3546-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		06/06/2017: Received evidence XXX is on the approved appraiser list. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 2 234 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300460491	836852a5-0347-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The consummation CD reflects Recording fee of $XXX with no resulting COC for any subsequent disclosures. The funding CD reflects Recording fee of $XXX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on the funding CD
06/01/2017: Funding CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 2 234 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300460492	32004edc-dd4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/16/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 152.60 months reserves.; Years Self Employed The Borrower has been self-employed in the sam eline of work for 18 years,

300460492	a66f53b3-ee6a-4fcf-ba07-b2241f78d823	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
Due to a miscalculation of debt, the actual DTI of 48.48% exceeds the maximum allowed of 45%. Lenders approval reflects a qualifying DTI of 35.71%. Due to the miscalculation of negative cash flow on rental property, the actual DTI is 48.48%, which exceeds the guideline maximum of 45%. The negative cash flow for rental property is be calculated based on 2 years tax returns. Borrower was qualified with a positive cash flow; however, 1040s in file support a rental loss. A recalculation of the DTI based on the Borrower's property debt calculation yields a DTI of 48.48%, which fails to meet the guideline program maximum of 43%.

7/10/2017: Audit calculated net rental income/loss based on the lender guidelines of net rental income/loss + depreciation resulting in a DTI of 44.76% which is within DTI max of 45%.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 152.60 months reserves.; Years Self Employed The Borrower has been self-employed in the sam eline of work for 18 years,

300460492	c458fc6e-f958-42d8-beba-44181f0d6e8d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final Closing Disclosure reflected total of payments as $XXX. The actual total of payments are $XXX, an over-disclosure of $XXX.		06/07/17: This finding is not material. Loan will be rated a 2.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 152.60 months reserves.; Years Self Employed The Borrower has been self-employed in the sam eline of work for 18 years,

300460492	f5e34b8b-a54b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final and post consummation CDs do not disclose an itemization of the Recording Fees in Section E. Please provide a corrected CD and LOE to the borrower.		06/07/17: This finding is not material. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 152.60 months reserves.; Years Self Employed The Borrower has been self-employed in the sam eline of work for 18 years,

300460492	f8aad3e6-e64a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lenders approval reflects a qualifying DTI of 35.71%. Due to the miscalculation of negative cash flow on rental property, the actual DTI is 48.48%, which exceeds the guideline maximum of 45%. The negative cash flow for rental property is be calculated based on 2 years tax returns. Borrower was qualified with a positive cash flow; however, 1040s in file support a rental loss. A recalculation of the DTI based on the Borrower's property debt calculation yields a DTI of 48.48%, which fails to meet the guideline program maximum of 43%.

7/10/2017: Audit calculated net rental income/loss based on the lender guidelines of net rental income/loss + depreciation resulting in a DTI of 44.76% which is within DTI max of 45%.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 152.60 months reserves.; Years Self Employed The Borrower has been self-employed in the sam eline of work for 18 years,

300460495	128e4ad7-d246-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines		06/16/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	1e642179-d146-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	Estimated taxes, insurance & assessments "Other" is checked but no description was provided. Provide re-disclosed CD and letter of explanation.		06/02/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	2b9cbb7e-d246-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file.		06/16/2017: Received initial CD. Timing requirement met. Condition cleared.
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	53216805-d246-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final and post consummation Closing Disclosure Section E Recording Fees are not itemized		06/02/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	5a61d2b5-d546-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing A complete Lender Certification of Resident Alien Status form as required by guideline.		06/15/2017: Received certification of alien status. Condition cleared.
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	64855fc5-d246-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided
06/16/2017: Received insurance company cost estimator. Hazard coverage is sufficient. Condition cleared.
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	74673865-f89e-4197-bc31-f6649234afd5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided
06/16/2017: Received insurance company cost estimator. Hazard coverage is sufficient. Condition cleared.
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	83c2e11a-2e46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided		06/13/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	97392a9c-1004-468f-9a1b-28a5e5dd8a7a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
LE dated XX/XX/XXXX reflects appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The initial and final CD reflects appraisal fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on the funding CD.
06/01/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	b1199c0a-d746-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Rent	Missing Verification of Rent (VOR) paid as agreed for the most recent 12 months as required by guideline.		06/16/2017: Received evidence previous address was rent free and present address is paid by the company as part of the relocation package. Condition cleared.
 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	cda8f82d-d346-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Tax Transcripts	Missing two years tax transcripts as required by guidelines. Borrower has only filed 1 year of US taxes.
06/16/2017:  Audit reviewed original loan file.  Two years IRS transcripts were provided.  XXXX transcript reflects taxes filed and XXXX reflects no taxes filed.  Borrower was working overseas.  Condition rescinded.

 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460495	d3995752-cd49-4366-b11f-200b9b9a17fc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing two years tax transcripts as required by guidelines.
06/16/2017:  Audit reviewed original loan file.  Two years IRS transcripts were provided.  XXXX transcript reflects taxes filed and XXXX reflects no taxes filed.  Borrower was working overseas.  Condition rescinded.

 Years in Field Borrower has 30 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.597; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703

300460496	775a613b-2ff0-4c24-93ac-f273668afa42	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure is missing the explanation HOA for the field Other.		6/6/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.			DTI is lower than guideline maximum Borrower has a DTI of 40.87%; FICO is higher than guideline minimum Borrower has a FICO of 801; LTV is lower than guideline maximum Borrower has a LTV of 77%
300460496	aa4942df-f249-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide re-disclosed CD and letter of explanation.
																6/5/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.			DTI is lower than guideline maximum Borrower has a DTI of 40.87%; FICO is higher than guideline minimum Borrower has a FICO of 801; LTV is lower than guideline maximum Borrower has a LTV of 77%
300460496	fa5fbe83-f249-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		06/08/2017: Received evidence XXX is on approved appraiser list. Condition cleared.			DTI is lower than guideline maximum Borrower has a DTI of 40.87%; FICO is higher than guideline minimum Borrower has a FICO of 801; LTV is lower than guideline maximum Borrower has a LTV of 77%
300460499	5c527e83-d046-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	We respectfully disagree with the noted exception. The appraiser can be found on the Approved Panel Appraisers list titled "FeePanel32917" sent to XXXX on 3/29. No violation has occurred.	06/07/2017: Audit located Appraiser on the approved appraiser list. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.33%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%

300460499	679d55d9-5d46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD and post close CD section E recording fee was not itemized.		06/02/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.33%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%

300460499	aaac6328-1046-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.33%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%

300460499	b40dde77-a52f-45f1-8e6a-7dc0b2c30bd9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Lender did not complete the information for "Other" in the Estimated Taxes, Insurance,& Assessments section of the Closing Disclosure.		06/02/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.33%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%

300460499	ea2b3854-1794-4db1-bee5-f38132bb6edf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage of 64.960% vs actual TIP of 63.403% with a difference of 1.557% over disclosed.		06/07/2017: Audit recalculated TIP using Lender's index of 1.222%. No violation. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.33%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%

300460500	11181aa1-ab4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report fee of $XXX.XX0 resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/07/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be rated a 2.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Years Self Employed Borrower has 9 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.11%

300460500	17604dd8-ac4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for LE dated XX/XX/XXXX as the loan amount has increased from $X.XX to $X.XX  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
06/12/17: Lender provided evidence of the change in circumstance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Years Self Employed Borrower has 9 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.11%

300460500	46d1c79c-1462-4db2-a22d-b1c93ea1a29e	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X.XX The actual total of payments is $X.XX an over-disclosure of $X.XX		06/07/17: Non Material. Loan will be rated a 2.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Years Self Employed Borrower has 9 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.11%

300460500	5c3ee2d1-9513-4cf7-a3a6-295c0f40fbfc	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of 66.710% vs actual TIP of 65.138% with a difference of 1.572% over-disclosed. Provide corrected CD and LOE to the Borrower.
06/14/2017:  Received evidence of Lender's index of 1.153% and recalculated TIP.  Condition cleared.06/12/17: Total Interest Percentage = (Total Interest Paid + Prepaid Interest) / Total Final Loan Amount.$XXX,XXX.XX + -XX.XX/$XXX,XXX =65.138%. Lender stated index used 1.153, which differs from the loan approval in the file (0.882%).  Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Years Self Employed Borrower has 9 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.11%

300460500	8ee67b6b-a8de-4da7-9ce9-0316e78564fb	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		06/12/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Years Self Employed Borrower has 9 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.11%

300460500	9cb491b2-ac4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The Disclosure Tracking Summary in the loan file reflects the borrower received the initial CD on XX/XX/XXXX Provide the initial CD.		06/12/17: Lender provided the initial CD dated and E signed XX/XX/XXXX. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Years Self Employed Borrower has 9 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.11%

300460504	02beb5ff-2d4d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	CB	B	B	Credit	Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review – Loan exceeds cash out limit of $XXX,XXX
07/07/2017: Audit acknowledges the client approved exception for cash out amount exceeding guides. Loan will be rated a B.06/21/2017:  Guidelines allow up to $400,000 cash out at 50% LTV.  Client overlay allows $500,000.  Borrower received $XXX,XXX.XX.  Pending Client exception request.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 230 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300460504	18ce1543-0c49-47e9-8cb8-dae88b7ad1cc	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The file is missing the Affiliated Business Disclosure.		06/20/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 230 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300460504	4aa20a06-284d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		06/20/2017: Received evidence Appraised was an approved appraiser at the time the appraisal was prepared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 230 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300460504	6475d091-7872-4b17-a944-63527466c293	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.
The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of 66.920% vs actual TIP of 63.784% with a difference of 3.136% over-disclosed.  Lender has adopted SFIG.  Please provide corrected CD and LOE to the Borrower within 60 days of discovery.

06/27/2017:  Recalculated TIP using Lender's index of 1.165%.  No discrepancy.  Condition cleared.06/23/2017:  Per Compliance, under SFIG, will be rated a B when cured within 60 days of discovery.  Please provide letter of explanation and re-disclose correct information.06/09/2017: Non-material per SFIG guidance.  Loan will be rated a B for all agencies.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 230 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300460504	a6a5c3ec-2c4d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $X.XX  which leaves a shortage of hazard insurance coverage for  $X.XX . A cost estimator from the insurer was not provided.
06/21/2017: Received insurance company cost estimator. Hazard coverage is sufficient. Estimator is dated post consummation. Loan will be rated a B. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 230 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300460504	bce6a031-2d4d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #5 on the final application not provided.		06/20/2017: Received evidence of property for REO #5. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 230 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300460504	ce0ab308-8e4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated XX/XX/XXXX as the loan amount changed. The file is missing evidence of a valid change of circumstance.		06/21/2017: Received change in circumstance. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 230 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300460504	d0964ac4-a64b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The property was located in a FEMA disaster area and inspection post incident dated was not provided.		06/16/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 230 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300460505	3e3e38ae-dd17-48c5-b4d8-6d76bd3f050a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.
The post consummation CD on page 36 of the original loan file reflects Total Interest Percentage (TIP) 64.97% vs actual TIP of 61.85% with a difference of 3.120% over-disclosed.  Provide corrected CD and LOE to the Borrower.  NOTE:  Lender's index of 0.834% per approval is not within the 45 day look back period.  Audit used index of 0.97335%.  Please prove actual index or Provide corrected CD and LOE to the borrower.
06/27/2017: Audit recalculated TIP using final post consummation CD and lender's index of 1.169%. No discrepancy. Condition cleared.
300460505	69585d25-d5be-4928-bd73-a442d47bee80	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The file is missing the Affiliated Business Disclosure.		06/12/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300460505	7c18c845-91f7-4d83-8023-2f70ebd90c4a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions.  TILA 130(b) - within 60 days of discovery.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

06/27/2017:  Audit recalculated finance charges using final post consummation CD and lender's index of 1.169%.  Within tolerance. Condition cleared.06/23/2017:  Audit received a post consummation CD (dated 6/21).  However there is a later post consummation CD (dated 8/3) on page 36 of the loan file.  Audit used the most recent CD to calculate figures:  courier $XXX.XX, sub escrow $XX.XX, tax service $XX.XX, escrow $XXX.XX, flood cert $XX.XX, origination $XXXX + prepaid interest $XXXX.XX = $XXXX.XX.  Post consummation CD finance charge $XXX,XX.XX vs $XXX,XXX.XX, a difference of $XX,XXX.XX.  Please provide index used or post consummation CD and LOE to borrower

300460505	930c61e7-44f4-4375-997e-81a1ea33f741	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX. actual $XXX,XXX.XX, an over disclosure of $XX.XX.
06/27/2017: Audit recalculated amount financed using final post consummation CD and lender's index of 1.169%. No discrepancy. Condition cleared.06/07/17: Non material. Loan will be rated a 2.
300460505	ae595fe3-fa4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/13/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300460508	0ac07753-2d8d-41e6-877d-c1eaaf0ed200	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
Lender guidelines reflects a DTI of 45.00%.  Due to the miscalculation of Rental Income, the actual DTI is 52.38%.  The lender used a positive income of $XXXX.XX.  Per a REO worksheet, based on information from the Borrowers Schedule E XXXX tax return, the REO had a negative income of $-XXX.XX.

7/10/2017: Recalculation of net rental income/loss according to the lender guidelines of net rental income/loss + depreciation resulted in a DTI of 44.91% which is within the lender guidelines of 45%. Condition cleared. 06/26/2017:  Audit recalculated PITIA, income and debts.  ATR qualifying payment $XXXX.XX + insurance $XXX.XX + HOA $XXX + tax $XXXX.XX = $XXXX.XX. Borrower income $XX,XXX.XX, Co-borrower income $XXXX.XX, debts $XXX.XX, REO positive $XXX.XX.  Recalculated DTI 46.35%.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460508	26d3b4fa-0f4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording fees in section E are not itemized. Provide corrected CD and letter of explation to the Borrower.		6/5/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460508	2d9afc8c-f649-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 45.00%.  Audit calculation of rental Income is lower. The actual DTI is 52.38%.  The lender used a positive income of $XXXX.XX.  Per a REO worksheet, based on information from the Borrowers Schedule E XXXX tax return, the REO had a negative income of $-XXX.XX.

7/10/2017: Recalculation of net rental income/loss according to the lender guidelines of net rental income/loss + depreciation resulted in a DTI of 44.91% which is within the lender guidelines of 45%. Condition cleared. 06/26/2017:  Audit recalculated PITIA, income and debts.  ATR qualifying payment $XXXX.XX + insurance $XXX.XX + HOA $XXX + tax $XXXX.XX = $XXXX.XX. Borrower income $XX,XXX.XX, Co-borrower income $XXXX.XX, debts $XXX.XX, REO positive $XXX.XX.  Recalculated DTI 46.35%.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460508	343c4cc6-f749-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		06/16/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460508	56077318-f649-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.  Section E Taxes and Other Government Fees did not list a breakdown for the Recording Fees.
6/5/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460508	5cc1660b-0d4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	401K account should have terms of withdrawal if borrower is not of retirement age. File is missing the terms of withdrawal for the borrower's 401K. Additional conditions may apply.
07/12/2017: Please see the additional statements attached. Note, this is a regular savings account.We respectfully disagree with the noted finding. The borrower's account is an IRA, which does not have terms of withdrawal. No violation has occurred.

07/12/2017: Audit reviewed the Lender Rebuttal, and has determined that the account in question is, in fact, a "cash" account. Therefore, terms are not required and the full amount can be utilized. Condition cleared. 06/26/2017:  Audit reviewed assets.  The printout for the account in question is dated 6/10.  Unable to determine what type of account and what period it covers.  Two months statements required.  This account is required for sufficient reserves.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460508	7d9ad4e9-415b-4b53-bd3e-09cb41fb9d0f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Audit acknowledges no initial Affiliated Business Disclosure was provided. Loan will be graded a B.		Audit acknowledges no initial Affiliated Business Disclosure was provided. Loan will be graded a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460508	c2b73399-074a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	File is missing HELOC draws total more than $2,000.00 in past 12 months.The file does not contain evidence of HELOC draws. Additional conditions may apply.		06/26/2017: Received evidence account is a mortgage, no draws. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460508	d4af96cf-074a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence that the second lien has been closed. Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.		06/26/2017: Received evidence account is a mortgage. Closure letter not required. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460508	dec86d2d-df49-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 688; Years in Field Borrower has 23 years in field.

300460509	486af596-9173-4d53-8ed5-1bc4354de536	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Principal & Interest
The final Closing Disclosure reflects  minimum and maximum Principal and Interest payments of ($XXXX.XX) for years (1-5), ($XXXX-XXXX) for years (7-7), $XXXX-XXXX) for years (8-30) in the Projected Payments Table. The  actual calculated values are ($XXXX.XX) for years (1-5), ($XXXX.XX-XXXX.XX) for years (6-6), ($XXXX.XX-XXXX.XX) for years (7-7) and ($XXXX.XX-XXXX.XX) for years (8-30).
06/08/2017: Audit reviewed Lender's rebuttal, CD and Note. Years 6 - 30 are acceptable, rounding is allowed. Years 1 - 5 of $5096.78 matches the note. Condition rescinded.
300460509	6cbc29e8-fc46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300460509	dd614083-e519-4629-a5f6-8206311f5b3b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the CD is missing the explanation HOA for the field Other.		6/5/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
300460511	1178dffd-5f4d-4317-8fc0-8aa474999d9c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure dated XX/XX/XXXX does not list the payee municipality for the Transfer taxes in section E.		06/09/2017: Non-material per SFIG guidance.
300460511	252dc926-5155-4a54-a50a-368753129e8d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX,XXX.XX. No Cure.		06/14/2017: Audit recalculated TIP using Lender's index of 1.533%. No violation. Condition rescinded.06/09/2017: Non-material per SFIG guidance.
300460511	30ce1ea5-64ee-4f38-a0e7-55ceeefefa4d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business disclosure is missing from the file.		06/14/2017: Received attestation no affiliates. Condition cleared.
300460511	8bab5b74-007d-4110-b924-d8d41bfd2e96	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure dated XX/XX/XXXX is missing the explanation Condo fees for the field Other.		06/09/2017: Non-material per SFIG guidance.
300460511	d1e4e0f0-294d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Comment: Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/16/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300460512	11ca76a6-c547-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Recording Fee was disclosed in Section E of the CD, but the fee was not broken down. Provide corrected CD and LOE to the Borrower.		06/02/2017: Non-Material per SFIG guidance. Loan will be rated a B for all agencies
 Years on Job Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.94%

300460512	282979c7-c347-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		06/06/2017: Received attestation no affiliates. Condition cleared.
 Years on Job Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.94%

300460512	2ae8342e-9da3-4d2f-92fc-b9662d92be6e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on all Closing Disclosures are missing the explanation HOA for the field Other.		6/8/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 Years on Job Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.94%

300460512	4dcd14ec-c347-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Tax Service fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Tax Service fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/02/2017: A final and post closing CD shows a sufficient tolerance in the amount of $10.00.
 Years on Job Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.94%

300460512	5e76004c-de46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years on Job Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.94%

300460512	64994ee2-e346-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool		06/06/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Years on Job Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.94%

300460512	fdde2823-3446-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		06/06/2017: Received evidence XXX is on the approved appraiser list. Condition cleared.
 Years on Job Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.94%

300460515	39e3c80f-531d-4cd4-868c-a90c4b3d35ec	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	CHARM Booklet not provided in 3 standard business days of lender of record application date	CHARM booklet in file dated XX/XX/XXXX, application date XX/XX/XXXX.	Please note that the borrower selected a fixed rate program at application and only switched to an ARM transaction on XX/XX, therefore no violation has occurred.	06/09/2017: Audit reviewed original loan file. Loan was originated as FRM and changed to ARM XX/XX/XXXX, LE & COC in file. CHARM booklet provided within 3 days of change. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725; Years on Job Borrower has 12 years on job

300460515	673864dc-52fd-4fa7-93cf-daab8519afe6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of 83.37% vs actual TIP of 81.43% with a difference of 1.939% over-disclosed. No Cure.		06/09/2017: Audit recalculated TIP using Lender's index of 1.692% per approval dated 12/28/2016. No violation. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725; Years on Job Borrower has 12 years on job

300460515	c10a7cea-f25e-43ec-a927-c4aa06afa41a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXX, which leaves a shortage of hazard insurance coverage for  $XXXXX. A cost estimator from the insurer was not provided.
06/09/2017: Received insurance cost estimator dated post consummation. Insurance coverage is sufficient. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725; Years on Job Borrower has 12 years on job

300460515	c3448533-3746-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725; Years on Job Borrower has 12 years on job

300460515	c82a95cb-ed46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
06/02/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725; Years on Job Borrower has 12 years on job

300460515	d3a1af21-ec46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXX, which leaves a shortage of hazard insurance coverage for  $XXXXX. A cost estimator from the insurer was not provided.
06/09/2017: Received insurance cost estimator dated post consummation. Insurance coverage is sufficient. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725; Years on Job Borrower has 12 years on job

300460517	43ddb218-2f4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the consummation and post consummation Closing Disclosures does not list number of months for which Homeowner's Insurance was prepaid. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.  Section E of the consummation and post consummation Closing Disclosures is missing the Recording Fees itemization.
6/6/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 43.52%; Years on Job Borrower has 9 years on job

300460517	8b29ef1a-284a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 43.52%; Years on Job Borrower has 9 years on job

300460517	b51e1a18-6cc7-4808-9cef-140f3891fcbd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Tax Service Fee of $XXX with no resulting CoC for any subsequent disclosures. The consummation CD reflects a Tax Service Fee of $XXX resulting in a $XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.  Sufficient lender credit provided in section J. Breach is non-material
06/06/2017 - Sufficient cure of $XX provided on final CD. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 43.52%; Years on Job Borrower has 9 years on job

300460520	4b3c65d7-745c-4418-8d13-f0e8fe8ca12b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the final closing disclosure is missing the explanation HOA for the field Other.		6/6/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.			CLTV is lower than guideline maximum ; Full Documentation ; Current Mortgage Payment is lower than previous payment
300460520	5fe153fb-ff49-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage.
06/13/2017: Audit re-analyzed the APN number's on all pertinent documents, and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition rescinded.    06/09/2017:  Pending Client exception review
CLTV is lower than guideline maximum ; Full Documentation ; Current Mortgage Payment is lower than previous payment
300460520	8a683ce6-b64a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Missing Appraisal Violation: Appraisal not performed by an approved Appraiser as required by Guidelines.		06/09/2017: Received evidence XXX is on approved appraiser list. Condition cleared.			CLTV is lower than guideline maximum ; Full Documentation ; Current Mortgage Payment is lower than previous payment
300460520	94533140-124d-44ed-9bbf-afe68c19c446	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final closing disclosure is missing the settlement agent or contact AZ license ID.		6/6/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.			CLTV is lower than guideline maximum ; Full Documentation ; Current Mortgage Payment is lower than previous payment
300460520	a35121f3-3603-4b92-9039-f0a488bd0731	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Adjustable Interest Rate (AIR)' table not completed, or completed in error
The Adjustable Interest (AIR) Table on the Closing Disclosure dated XX/XX/XXXX has the incorrect information for: “Limits on Interest Rate First Change. The field reflects 2% vs. the correct value of 5.875% as shown on the Note.
																06/09/2017: Audit reviewed Lender's rebuttal and CD. No violation. Condition rescinded.			CLTV is lower than guideline maximum ; Full Documentation ; Current Mortgage Payment is lower than previous payment
300460520	f0ec6eae-acb1-4722-8743-8a03b2326713	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of 65.780% vs actual TIP of 63.961% with a difference of 1.819% over-disclosed.
06/14/2017:  Received evidence of 1.04% index and recalculated TIP for a difference of 0.004%.  Condition cleared.06/09/2017:  Audit recalculated TIP using Lender's index of 0.934%.  This index was provided on the approval dated XX/XX/XX.  If a different index was used, please provide verification.  Condition remains.
CLTV is lower than guideline maximum ; Full Documentation ; Current Mortgage Payment is lower than previous payment
300460525	0cb2d572-77bf-47fb-8843-6e4aa0c34614	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXX, which leaves a shortage of hazard insurance coverage for  $XXXXXX. A cost estimator from the insurer was not provided.

06/08/2017:  Received insurance cost estimator dated post consummation.  Insurance coverage is sufficient.  Condition cleared.  Loan will be rated a B.06/07/2017:  Received replacement cost estimator of $XXXXXX.  Insurance coverage is $XXXXXX.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697

300460525	1b74bcfb-4546-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697

300460525	5a65287c-4e46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet/Home loan toolkit		06/07/2017: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697

300460525	9b9d2ea0-ec46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXX, which leaves a shortage of hazard insurance coverage for  $XXXXXX. A cost estimator from the insurer was not provided.

06/08/2017:  Received insurance cost estimator dated post consummation.  Insurance coverage is sufficient.  Condition cleared.  Loan will be rated a B.06/07/2017:  Received replacement cost estimator of $XXXXXX.  Insurance coverage is $XXXXXX.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697

300460525	d47240f2-cf46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		06/07/2017: Received evidence xxx is on approved appraiser list. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697

300460530	482ff80d-3246-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/13/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.52%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.51%; Years on Job Borrower has 23 years on job

300460530	a97f68b2-4146-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.
06/12/17: Please note that the XXX used was an approved XXX with Lender.. They were not listed on the previously provided list of approved XXX since they are the only approved XXX that does not participate in the XXX program.
06/14/2017: Received evidence XXX is on approved appraiser list. Condition cleared.06/12/17: Please provide the list of approved appraisers reflecting this appraiser. Condition maintained.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.52%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.51%; Years on Job Borrower has 23 years on job

300460531	1577c0d5-c446-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes / Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.  The final CD is missing the itemization of recording fees disclosed in Section E. Provide re-disclosed CD and letter of explanation
06/02/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum Borrower DTi IS 36.66% vs 45% ; FICO is higher than guideline minimum Borrower has a fico of 749 vs 680; Reserves are higher than guideline minimum Borrower has 41 mos of reserves.

300460531	53588ed0-1923-4825-ada3-0e4904b72b14	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing CHARM Booklet	Missing CHARM Booklet		06/07/2017: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum Borrower DTi IS 36.66% vs 45% ; FICO is higher than guideline minimum Borrower has a fico of 749 vs 680; Reserves are higher than guideline minimum Borrower has 41 mos of reserves.

300460531	9a25cd49-d146-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines		06/07/2017: Received evidence XXX is on the approved appraiser list. Condition cleared.
 DTI is lower than guideline maximum Borrower DTi IS 36.66% vs 45% ; FICO is higher than guideline minimum Borrower has a fico of 749 vs 680; Reserves are higher than guideline minimum Borrower has 41 mos of reserves.

300460531	e33b95c2-d999-45df-9683-94377b9d06eb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit		06/07/2017: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum Borrower DTi IS 36.66% vs 45% ; FICO is higher than guideline minimum Borrower has a fico of 749 vs 680; Reserves are higher than guideline minimum Borrower has 41 mos of reserves.

300460536	487f6778-c647-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide re-disclosed CD and letter of explanation.
06/02/2017: Non-Material per SFIG guidance. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum Borrower has a DTI of 32.19%; LTV is lower than guideline maximum Borrower has a LTV of 78.90%; FICO is higher than guideline minimum Borrower has a FICO score of 719

300460536	56203229-c947-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	B	B	CB	B	B	Credit	Hazard Insurance Shortfall	Hazard insurance shortfall of $71,328. Missing evidence of the Cost Estimator provided by the Insurance Company.
07/07/2017: Audit acknowledges the client approved exception for dwelling coverage. Loan will be rated a B.06/09/2017:  Pending Client exception review06/07/2017:  The cost estimator provided reflects sufficient coverage for the home.  However, the replacement cost for other structures is $81,574.90 while the actual coverage for other structures is $35,867.  Condition remains.06/07/2017:  Pending management review

 DTI is lower than guideline maximum Borrower has a DTI of 32.19%; LTV is lower than guideline maximum Borrower has a LTV of 78.90%; FICO is higher than guideline minimum Borrower has a FICO score of 719

300460536	6e8b259c-be47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property is in a FEMA declared Disaster Area; Inspection Post incident date was not provided.		06/13/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum Borrower has a DTI of 32.19%; LTV is lower than guideline maximum Borrower has a LTV of 78.90%; FICO is higher than guideline minimum Borrower has a FICO score of 719

300460536	8c15982e-4a54-4ca4-a5db-639bbc59a253	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)
The Closing Disclosure in the Costs as Closing section, for the field Closing Costs: in Loan Costs / in Other Cost does not match the amount disclosed on page 2 section J of the CD.   Provide re-disclosed CD and letter of explanation.
06/07/2017: Audit reviewed Lender's rebuttal and CD. Agree, there is no violation. Condition rescinded.
 DTI is lower than guideline maximum Borrower has a DTI of 32.19%; LTV is lower than guideline maximum Borrower has a LTV of 78.90%; FICO is higher than guideline minimum Borrower has a FICO score of 719

300460536	a6969c65-1dd5-456a-ab37-92386aeac8cb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing The Affiliated Business Disclosure		06/07/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum Borrower has a DTI of 32.19%; LTV is lower than guideline maximum Borrower has a LTV of 78.90%; FICO is higher than guideline minimum Borrower has a FICO score of 719

300460536	caba9fdc-d419-4210-9f67-4f86c097f0a2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant	Hazard insurance shortfall of $XX,XXX. Missing evidence of the Cost Estimator provided by the Insurance Company.		07/07/2017: Audit acknowledges the client approved exception for dwelling coverage. Loan will be rated a B.
 DTI is lower than guideline maximum Borrower has a DTI of 32.19%; LTV is lower than guideline maximum Borrower has a LTV of 78.90%; FICO is higher than guideline minimum Borrower has a FICO score of 719

300460536	da88cdc9-c647-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines
Please note that the XXX used was XX XX, which is an approved XXX with Lender. They were not listed on the previously provided list of approved XXX since they are the only approved XXX that does not participate in the XX program.

06/14/2017:  Received evidence XXX is on approved appraiser list.  Condition cleared.06/12/2017:  Audit searched Approved Appraiser list and Approved Management Company list. Please provide evidence XXX is approved.  Condition remains.

 DTI is lower than guideline maximum Borrower has a DTI of 32.19%; LTV is lower than guideline maximum Borrower has a LTV of 78.90%; FICO is higher than guideline minimum Borrower has a FICO score of 719

300460539	0c87f520-064a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Document Error	Section C Service Borrower DID Shop for and Section H "Other" are missing name of payee for fees charged.		6/6/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.49%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 107.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711

300460539	829fa846-fd49-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXXX which leaves a shortage of hazard insurance coverage for  $XXXXXX. A cost estimator from the insurer was not provided
06/16/2017: Received insurance cost estimator. Hazard insurance coverage sufficient. Condition cleared post-closing. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.49%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 107.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711

300460539	855b81b7-73b7-43ca-8508-c48c81b2f513	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXXX which leaves a shortage of hazard insurance coverage for  $XXXXXX. A cost estimator from the insurer was not provided
06/16/2017: Received insurance cost estimator. Hazard insurance coverage sufficient. Condition cleared post-closing. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.49%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 107.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711

300460539	c8f3527f-034a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure and post close CD do not list number of months Property Taxes and Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
6/6/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.49%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 107.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711

300460539	d6f0f113-1b4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation
Missing evidence of borrower receipt of Post Closing Disclosure < XX  days prior to loan consummation. The file does not contain a letter of explanation, corrective CD within XX days of discovery and evidence of $XX refund to the borrower for overage charged for Section C Lender's title insurance.

We respectfully disagree with the noted finding. Please see the attached PCCD and final settlement statement which reflect the borrower being charged $XXXX for the lender's title insurance. The final CD reflecting the charge of $XXXX was not charged to the borrower, therefore no refund check is needed.
06/09/2017: Audit reviewed Lender's rebuttal and agrees. Property is in a dry funding state. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.49%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 107.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711

300460540	0869f859-2351-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Per lender guidelines, 5/1 ARMs are qualified using the higher of 2% above start rate or fully indexed rate. The 2% above start rate with a payment of $XXX.XX was used for qualification purposes. DTI of 45.47% exceeds lender' max DTI of 45%.
06/21/2017: Audit recalculated income and debts. DTI 40.25% Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 154.20 months reserves; FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 732 FICO; Years Self Employed Non-occupying Co-Borrower has been self employed 21 years

300460540	10b695a1-db4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Verification Fee in section B of the post consummation Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		6/7/2017: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 154.20 months reserves; FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 732 FICO; Years Self Employed Non-occupying Co-Borrower has been self employed 21 years

300460540	986a6924-764f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	The Co-borrower did not sign the Mortgage or Riders.
06/16/17: Finding is correct, however, this particular loan has a non-occupant who is considered a co-signor or guarantor with no ownership interest. Per FNMA, “a person who is a co-signer or guarantor and does not have an ownership interest in the property must sign the note, but is not named in (or required to sign) the security instrument”. Please see highlighted portion of below that is from the Fannie Mae Selling Guide.While Lender guidelines are silent on this issue, we have defaulted and complied with FNMA guideline requirements. Please re-visit as no violations have occurred.

06/20/17: Upon further review, There are two borrowers, and a third person. According to the FNMA selling guide, the non occupying borrower does not need to sign the mortgage. Each as to an undivided 50% interest are on the Mortgage and title. Condition rescinded. 06/16/17: Audit disagrees. Borrower and Co borrower need to sign the mortgage. Condition maintained.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 154.20 months reserves; FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 732 FICO; Years Self Employed Non-occupying Co-Borrower has been self employed 21 years

300460540	9e56396c-5fe2-42e9-8d49-00eb3e28c9d8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The post consummation Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX a month vs. the calculated value of $XXX a month. The lender used the incorrect amount of $1,364.58 for the taxes vs. the actual amount of $XXX.XX.  Provide re-disclosed CD and letter of explanation.

While we agree with the noted finding, no violation has occurred. This is a purchase transaction in California, and the new property taxes were estimated to be 1.25% of the purchase price. Since this is section is for estimated taxes and we are over disclosed, no violation has occurred.
06/12/2017: Lender has adopted SFIG. No violation. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 154.20 months reserves; FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 732 FICO; Years Self Employed Non-occupying Co-Borrower has been self employed 21 years

300460540	b76eda73-ab71-44c9-b4f3-89766ff9a773	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant
Per lender guidelines, 5/1 ARMs are qualified using the higher of 2% above start rate or fully indexed rate. The 2% above start rate with a payment of $XXXX was used for qualification purposes. DTI of 45.47% exceeds lender' max DTI of 45%.
06/21/2017: Audit recalculated income and debts. DTI 40.25% Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 154.20 months reserves; FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 732 FICO; Years Self Employed Non-occupying Co-Borrower has been self employed 21 years

300460540	f3e23521-db4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Hazard Insurance Violation	The hazard insurance declaration for the subject property reflects the Co-Borrower's mailing address.	While we agree with the noted finding, no violation has occurred. The co-borrower will not be occupying the subject property but will still reside at their current address.	06/12/2017: Audit reviewed Lender's rebuttal and agrees. No violation. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 154.20 months reserves; FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 732 FICO; Years Self Employed Non-occupying Co-Borrower has been self employed 21 years

300460548	057d356f-1947-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum Uw guides require 6 months reserves loan qualfied with 85 months reserves; DTI is lower than guideline maximum UW guides maximum DTI  of 45%, loan qualified with DTI of 41.55%; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 703

300460548	a5b5ea79-2047-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.
This loan was originated through our correspondent channel. We allow our correspondent partners to choose AIR compliant appraisers per the correspondent seller guide provided previously. The underwriting is non-delegated and the appraisals go through the same underwriting and desk review process as our retail and wholesale appraisals.
06/06/2017: Audit reviewed Lender's rebuttal and agrees. Condition cleared.
 Reserves are higher than guideline minimum Uw guides require 6 months reserves loan qualfied with 85 months reserves; DTI is lower than guideline maximum UW guides maximum DTI  of 45%, loan qualified with DTI of 41.55%; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 703

300460549	44ef9fb8-fa49-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.71%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  14.5 months reserves

300460549	d2af3744-fa49-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines
This loan was originated through our correspondent channel. We allow our correspondent partners to choose AIR compliant appraisers per the correspondent seller guide previously provided. The underwriting is non-delegated and the appraisals go through the same underwriting and desk review process as our retail and wholesale appraisals.
06/08/2017: Correspondent loan. No violation. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.71%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  14.5 months reserves

300460553	777e523c-6e27-4c9f-a4d4-49dce384f410	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business disclosure was not executed.	We respectfully disagree with the noted exception. There is no RESPA requirement for the Affiliated Business Disclosure to be executed.	06/06/2017: Non-material finding. Loan will be rated a B for all agencies.			Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ; Full Documentation
300460553	8aae65bf-1e54-4b03-a405-d30af5a4feef	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the final Closing Disclosure is missing the explanation HOA for the field Other.		06/02/2017: Non-Material under SFIG guidance. Loan will be rated a B for all agencies.			Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ; Full Documentation
300460553	a4524099-f746-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		06/06/2017: Received evidence XXX is on approved appraiser list. Condition cleared.			Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ; Full Documentation
300460553	eadc2281-cf46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.			Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ; Full Documentation
300460553	f4ebcf92-f846-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Natural Hazard Report Fee found in Section H of the final closing disclosure is missing a valid payee.		06/02/2017: Non-Material under SFIG guidance. Loan will be rated a B for all agencies.			Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ; Full Documentation
300460558	14a7fec5-367c-47da-bc47-f4016e1f8967	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	4.70 mos < 6 mos required, per lender
06/22/2017: Audit re-analyzed Lender provided documents, and has determined that the terms of withdrawal for both 401k accounts were submitted and are deemed acceptable. Condition cleared. 06/21/2017:  Audit verified assets XXX 401K @ 100% =XXX, XXX $XXXX, XXX (less gift) $XXXX, gift $XXXXXX, EMD $XXXXX, XXX 401K @ 100% $XXXX = $XXXXXX – CTC XXXXXX - $XXX = $XXXXXX = $XXXX remaining which isX.XX months.  The Client approved the guidelines which allow 100% for 401K.  However, terms & condition of withdrawal for 401K are required.  An exception has been requested.06/09/2017: Audit reviewed the Lender Rebuttal, and has determined that the updated guidelines have been approved. Reserves have been met, X.X months vs X months per guides. HOWEVER, the updated guidelines also require "Terms of Withdrawal for all Retirement Accounts/401K’s are required in order to verify if the funds may be withdrawn." Provide Terms of withdrawal for both retirement accounts. Condition remains.  06/07/2017:  Pending Client exception request

 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 802; Years on Job er has 11 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43

300460558	9f5b7e2a-fe46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid
06/02/2017: Non-Material under SFIG guidance. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 802; Years on Job er has 11 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43

300460558	ad4f0de5-b6c7-48f6-9a52-e2df8ae17a60	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of 69.47%) vs actual TIP of 67.879% with a difference of 1.591% over-disclosed. Provide corrected CD and LOE to the Borrower.		06/07/2017: Audit recalculated TIP using Lender's index of 1.286%. No discrepancy. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 802; Years on Job er has 11 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43

300460558	d52d5897-f146-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	X.X mos < X mos required, per lender. Assets verified of $XXXXXX.XX, minus cash to close of $XXXXXX = $XXXXX for reserves which is not sufficient for the subject
06/22/2017: Audit re-analyzed Lender provided documents, and has determined that the terms of withdrawal for both 401k accounts were submitted and are deemed acceptable. Condition cleared. 06/21/2017:  Audit verified assets XXX 401K @ 100% =XXX, XXX $XXXX, XXX (less gift) $XXXX, gift $XXXXXX, EMD $XXXXX, XXX 401K @ 100% $XXXX = $XXXXXX – CTC XXXXXX - $XXX = $XXXXXX = $XXXX remaining which isX.XX months.  The Client approved the guidelines which allow 100% for 401K.  However, terms & condition of withdrawal for 401K are required.  An exception has been requested.06/09/2017: Audit reviewed the Lender Rebuttal, and has determined that the updated guidelines have been approved. Reserves have been met, X.X months vs X months per guides. HOWEVER, the updated guidelines also require "Terms of Withdrawal for all Retirement Accounts/401K’s are required in order to verify if the funds may be withdrawn." Provide Terms of withdrawal for both retirement accounts. Condition remains.  06/07/2017:  Pending Client exception request

 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 802; Years on Job er has 11 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43

300460558	fc493e11-470f-4a37-9f4b-87f82da38567	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Closing Disclosure dated XX/XX/XXXX does not provide a description for the "Other" figure included in the Estimated Taxes, Insurance & Assessments section.		06/02/2017: Non-Material under SFIG guidance. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 802; Years on Job er has 11 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43

300460560	6cf70f26-0f40-4efa-9928-6171c5eae8b7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Final CD indicates the Estimated Taxes, Insurance and Assessment as $XXXX.XX vs. the calculated value of $XXXX.XX. The lender use an incorrect hazard insurance amount in the calculations. The lender used $XXX annual premium when the annual premium was $XXX.( NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
06/02/2017: Non-material. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW guidelines requires 6  months reserves, loan qualifies with 103 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies with FICO of 714; No Mortgage Lates UW Guidelines require most recent 24 months with 0x30 lates, loan qualifies with 99 months with 0x30 reviewed on the credit report.

300460560	8c345177-ce47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXXX, which leaves a shortage of hazard insurance coverage for  $XXXXXX. A cost estimator from the insurer was not provided.
06/09/2017: Audit reviewed Lender's rebuttal and agrees. The insurance certificate provided in the original loan reflects guaranteed replacement cost. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines requires 6  months reserves, loan qualifies with 103 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies with FICO of 714; No Mortgage Lates UW Guidelines require most recent 24 months with 0x30 lates, loan qualifies with 99 months with 0x30 reviewed on the credit report.

300460560	8e0d0797-bb47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final CD from the sale of the departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided, Additional conditions may apply.
06/23/2017:  Received final certified Settlement Statement.  Condition cleared.06/09/2017:  Audit reviewed Lender's rebuttal and disagrees.  An estimated Settlement Statement is not acceptable.  Please provide Seller CD or final, certified Settlement Statement. Condition remains.

 Reserves are higher than guideline minimum UW guidelines requires 6  months reserves, loan qualifies with 103 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies with FICO of 714; No Mortgage Lates UW Guidelines require most recent 24 months with 0x30 lates, loan qualifies with 99 months with 0x30 reviewed on the credit report.

300460560	b9ab1dfc-b71b-4621-8200-415403aa2680	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing CHARM Booklet	The CHARM Booklet was missing from the file.		06/09/2017: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines requires 6  months reserves, loan qualifies with 103 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies with FICO of 714; No Mortgage Lates UW Guidelines require most recent 24 months with 0x30 lates, loan qualifies with 99 months with 0x30 reviewed on the credit report.

300460560	e2624885-64b5-432f-bc73-10ff2a71329f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		06/09/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines requires 6  months reserves, loan qualifies with 103 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies with FICO of 714; No Mortgage Lates UW Guidelines require most recent 24 months with 0x30 lates, loan qualifies with 99 months with 0x30 reviewed on the credit report.

300460560	ed4b837f-9247-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
On the final CD Section C does not show the entity the HOA fees are being paid to. In Section E the recording fee is not itemized. In Section H the Title Optional Owner Policy does not list the entity the fee is to be paid to.

The Post CD dated XX/XX/XXXX made corrections to Section C , by adding the entity the HOA fees are being paid to and itemized the recording fee in Section E, and adding the entity the Owner Title Policy is being paid to in Section H.

 Reserves are higher than guideline minimum UW guidelines requires 6  months reserves, loan qualifies with 103 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies with FICO of 714; No Mortgage Lates UW Guidelines require most recent 24 months with 0x30 lates, loan qualifies with 99 months with 0x30 reviewed on the credit report.

300460560	f05f4ba5-0747-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The Property is located in a FEMA declared disaster area and a property inspection was not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines requires 6  months reserves, loan qualifies with 103 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies with FICO of 714; No Mortgage Lates UW Guidelines require most recent 24 months with 0x30 lates, loan qualifies with 99 months with 0x30 reviewed on the credit report.

300460562	04575387-0747-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300460562	508db2ce-af47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Recording Fee for Deed/ Mortgage disclosed in Section E of the post close CD not itemized.		06/02/2017: Non-Material under SFIG guidance. Loan will be rated a B for all agencies.
300460562	c1bdf2cd-f94f-45fa-bdd8-281496820abb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on final CD is missing the explanation HOA for the field Other.		06/02/2017: Non-Material under SFIG guidance. Loan will be rated a B for all agencies.
300460562	d72b969d-feb8-489b-9050-6aa93c8f75b7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The broker affiliated business disclosure provided is not executed.		06/06/2017: Non-material finding. Loan will be rated a B.
300460562	f697183a-de3f-4662-a6f6-b5add960da21	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The post close CD reflects Total Interest Percentage (TIP) of 77.540% vs actual TIP of 75.698% with a difference of 1.842% over-disclosed. Provide corrected CD and LOE to the Borrower.		06/06/2017: Audit recalculate TIP/TOP using Lender's index of 1.299%. TIP matches. Condition rescinded.
300460571	3efce9aa-ca4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of insurance and HOA dues for property #3 on the final application, taxes and insurance for property # 6 on the final application, and proposed principal, interest, taxes, and insurance for newly acquired property #7 on the final application not provided.
06/15/2017: Audit reviewed documentation provided for 3 properties. Documentation is acceptable. Condition cleared.
 Years Self Employed Borrower is self employed for 13 years; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.35%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 408 months reserves

300460571	98ef972f-cb4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Cash out amount greater than guideline maximum	Lender Exception located in loan file; Client to Review - Cash out amount of $XXXXXXX exceeds the maximum cash out of $XXXXXX allowed by the client.		06/22/2017: Audit acknowledges the client approved exception for Cash Out amount exceeding the guideline maximum amount allowable. Loan will be rated a B.06/15/2017: Pending Client exception review
 Years Self Employed Borrower is self employed for 13 years; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.35%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 408 months reserves

300460571	99ea6ba0-c84b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	CA	A	A	Credit	Borrower's Financed Properties Exceeds Guideline Maximum
A borrower is not eligible for financing if they currently have 4 financed properties.  Per the schedule of real estate owned, the borrower(s) currently have 9 financed properties, which makes them ineligible for financing.
06/19/2017: > 5 financed properties with BOC, item removed.
 Years Self Employed Borrower is self employed for 13 years; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.35%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 408 months reserves

300460571	f30e3fe6-c04a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/13/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years Self Employed Borrower is self employed for 13 years; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.35%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 408 months reserves

300460571	f5f387f6-49ea-474c-b700-0450f2c963ea	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure is missing from the file.		6/7/2017: Exception is considered non-material rated 2 (B)
 Years Self Employed Borrower is self employed for 13 years; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.35%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 408 months reserves

300460575	07d8edf9-0947-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300460575	39c93c1e-b9d0-414c-b93a-8b5eff3bbd7a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate	TIL shows Maximum First five years as XX/XX/XXXX vs. actual as XX/XX/XXXX.
06/14/2017:  XXXX acknowledges the use of the Maximum first 5 years as the note date.  Loan will be rated a B06/08/2017:  Per compliance, the correct date should be equal to the I/O Next Payment Change Date which is XX/XX/XXXX. Condition remains.

300460575	9fd55af2-1f47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing for the lender and broker in the file.		06/08/2017: Received Broker and Lender attestation no affiliates. Condition cleared.
300460575	a0d55af2-1f47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to Obtain Final HUD-1	HUD in loan file is marked with corrections and no new final HUD in file with those corrections.
7/3/2017: A final HUD-1 certified by the settlement agent provided is deemed acceptable. Condition cleared. 06/08/2017:  Received final Settlement Statement.  Loan passes compliance.  However, final, certified or signed form HUD-1 is required.  Condition remains.

300478975	539e9dce-7faa-481d-9c17-3aea40cbd810	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		08/02/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported

300478975	9c003fd6-0586-4eee-9ff3-0aa17b5dc2e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate
The final and post close CD reflected total of payments as $X,XXX,XXX. The actual total of payments is $X,XXX,XXX, an under-disclosure of -XXX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
08/02/2017: Audit recalculated TOP as $X,XXX,XXX. Difference is within tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported

300478975	af767078-3cac-4410-851a-b8134c111c15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final and post close CD reflects Total Interest Percentage (TIP) of X.XX% vs actual TIP of X.XX% with a difference of X.XX% under-disclosed. Provide corrected CD and LOE to the Borrower.		08/02/2017: Audit recalculated TIP as X.XX%. Difference is within tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported

300478975	bde1a8a0-0b76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for $XXX,XXX (Prelim in file reflects $XXX,XXX for the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															08/03/2017: Title Commitment w/ $XXXK coverage	08/03/2017: Audit reviewed the final Short Form Commitment, and has determined that the documentation reflects the correct insurable amount along with recording information. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported

300478975	e097d903-fa9a-4099-8fa1-ca5f219c285c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX vs. actual Finance Charge of $XXX,XXX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															There is no tolerance violation for the Finance Charge. TILA Finance Charge Test: PASS $XXX,XXX $XXX,XXX +$XX.XX	08/02/2017: Audit recalculated Finance Charge as $XXX,XXX which is an over disclosure of $XXX. Third party doc prep fee of $XXX is not a finance charge. Non-material grade B. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported

300478975	e55ff4b3-6fda-4fbe-bb5b-dc5c7f08b1dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final and post close Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-10 $X,XXX for P&I, Year 11 minimum $X,XXX and maximum $X,XXX for P&I, Year 12 minimum $X,XXX and maximum $X,XXX for P&I and Years 13-30 minimum $X,XXX and maximum $X,XXX. The minimum Principal and Interest amount for year 12 and Years 13-30 should be $X,XXX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
This condition is invalid. Please kindly re-calculate the payment amounts. Note that the margin/floor is X.XX%, not X.XX%, which appears to be the basis of the condition.
08/04/2017: Audit concurs with the Lender Rebuttal, and has determined that the Initial Floor is X.XX% and the Life Floor is X.XX%. No CD violation. Condition rescinded. 08/02/2017:  Audit reviewed Note and disagrees.  Section D states that the interest rate I am required to pay at the first change date will not be greater than X.XX% or less than X.XX%.  The floor is X.XX%, not X.XX%.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Years Self Employed Borrower has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported

300479241	4b05ab30-ad70-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Documentation
The borrower is a non-permanent resident and the lender guidelines required a letter stating employment is expected to continue 3 or more years from the date of application.  Additional conditions may apply.

07/31/2017: Attached please find Investor guideline and LENDER'S UW guideline. Neither required evidence of employment to continue for 3 years. Per the application, borrower has been employed with this employer the past 29+ years on the executive level. This is an international transfer within the same company not a new employment. Borrower has a proven track record staying with this employer.
08/11/2017: Client acknowledged condition with updated guidelines.07/31/2017: Audit reviewed the Lender Rebuttal, and has determined that guidelines are pending approval from Investor.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  274.90 months reserves; FICO is higher than guideline minimum : UW Guides require FICO of  680, loan qualified with FICO of 760; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  10%

300479241	957d91d1-ad70-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		07/27/2017: CDA provided reflecting a value of $XXX,XXX which is a -9% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  274.90 months reserves; FICO is higher than guideline minimum : UW Guides require FICO of  680, loan qualified with FICO of 760; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  10%

300486881	39b51f3d-9f51-482d-ae16-6a9b49700a04	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing CHARM Booklet	Missing Evidence CHARM Booklet was provided within 3 days of application.		08/09/2017: Finding deemed non-material and will be graded EV2 for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 2 years reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Years in Field Borrower has 9 years on job

300486881	4850c303-b602-47e7-8e7f-617cbb6115e2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Debt to Income Ratio utilizing QM methodology exceeds 43%	DTI exceeds the threshold for Qualified Mortgage. 43.82% > 43%. It appears the Lender did not calculate the qualification payment at the fully indexed rate.		8/10/2017: Sufficient assets to pay <10 installment debt, payment removed from DTI. DTI recalculated at 37.8%
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 2 years reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Years in Field Borrower has 9 years on job

300486881	61bbf8db-e000-4e77-87a5-a8842c0c769c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided for Co-Borrower.		08/09/2017: Finding deemed non-material and will be graded EV2 for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 2 years reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Years in Field Borrower has 9 years on job

300486881	9d02f945-1937-4b20-95a7-e460872c4ffc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Missing Evidence Special Information Booklet provided within 3 business days of application date.		08/09/2017: Finding deemed non-material and will be graded EV2 for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 2 years reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Years in Field Borrower has 9 years on job

300486881	a192ac50-3f7d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing Evidence of Taxes and Insurance for REO. This is required in order for the loan to be classified as a Qualified Mortgage.		08/11/2017: Audit re-reviewed and credit supplement provided was in file. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 2 years reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Years in Field Borrower has 9 years on job

300486881	c3f32257-3f7d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing Evidence of HOA fees for REO. This is required in order for the loan to be classified as a Qualified Mortgage.		08/11/2017: Lender provided evidence of HOA. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 2 years reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Years in Field Borrower has 9 years on job

300506014	025bf25d-34ac-463b-add2-f7d7d0f3f874	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure.
07/12/2017: The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 Years on Job Borrower has 15.67 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.65%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747

300506014	463152d1-4567-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration
Missing updated hazard insurance declaration. Evidence of Insurance in file reflects an expiration date of XX/XX/XXXX. In addition, the annual premium listed does not match the premium collected on final Closing Disclosure.
															07/19/2017: please see attached	07/19/2017: Audit reviewed the updated Hazard Insurance Policy, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Years on Job Borrower has 15.67 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.65%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747

300506014	563adbe7-888b-4525-ae3e-f297ae0655fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/12/2017: Corrected Post Close CD reflects the credit report fee. Loan will be rated a B for all agencies.
 Years on Job Borrower has 15.67 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.65%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747

300553375	460f3793-2a79-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F is missing the payee name for Homeowner's Insurance and the government entity payee name for Property Taxes. Provide a letter of explanation to the borrower along with proof of delivery.		8/4/2017: Post Close CD reflects the Homeowner's Insurance payee name and the government entity payee name for Property Taxes. Condition cleared. Loan will be graded a B for all agencies.
300553375	7a5e0759-4a79-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for Final CD dated XX/XX/XXXX, as the Rate increased to 4.125% from 4.00%. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	08/08/2017: COC Documentation	08/08/2017: Audit reviewed COC evidence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300553375	844ee55d-e387-4727-bbc6-cbcb1dca5033	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker or verification of no affiliates.	08/08/2017: Verification No Affiliates
08/08/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. The Lender, as of XX/XX/XXXX, no longer has any affiliates. Condition cleared.

300553375	9d1589ed-2528-421b-9ef8-8d2b71f754cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The State License of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		8/4/2017: Post Close CD reflects the State License # of the Settlement Agent, Issue cleared
300553918	5c69a51c-6973-46a8-a00c-0b2d349a0479	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated (XX/XX/XXXX) does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as year 8-8 $X,XXX-$X,XXX, year 9-9 as $X,XXX-$X,XXX and years 10-30 as $X,XXX-$X,XXX, the calculated payment amount is year 8 $X,XXX.XX-$X,XXX.XX, year 9-9 $X,XXX.XX-$X,XXX.XX and years 10-30 $X,XXX.XX-$X,XXX.XX.
08/25/2017: see attached08/24/2017: see attached
08/25/2017: Audit review of revised CD corrects Estimated Taxes, Insurance & Assessments Section monthly amount. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a Fitch 'B'. 08/24/2017: Audit reviewed revised Post Funding CD, and has determined that the values for Estimated Total Monthly Payment are correct. HOWEVER, Estimated Taxes, Insurance & Assessments Section on CD reflects total "a month" of $X,XXX.XX vs $X,XXX.XX Actual (Ins $XXX.XX+ tax $X,XXX.XX+ $XXX HOA). Provide corrected CD, Notification letter to Borrower and evidence of shipment. Condition remains.

300553918	882e0add-4630-4b86-8315-7b948f69ed66	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The disclosure is missing from the loan file.	08/23/2017: see attached- this document was issued within 3 days of application date XX/XX/XXXX: see attached 08/14/2017: see attached
08/23/2017: Audit review of ARM Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 08/21/2017:  Received ARM Disclosure dated the disbursement date.  ARM Disclosure within 3 days of the application date was not provided.  Condition remains.08/15/2017: Audit reviewed the Borrower's Certification & Authorization, and has determined that the document includes verification of the CHARM Disclosure not the ARM Disclosure. The CHARM Disclosure is an informational booklet containing general information on ARM's. Whereas, the ARM Disclosure is a list of items that must be disclosed for each variable-rate program in which the consumer expresses an interest. Condition remains. 08/14/2017: Audit reviewed the ARM Disclosure dated day of closing, however an ARM Disclosure dated within 3 days of Application date is required. Condition remains.

300553918	a74ccd72-9f80-45ae-980c-ba0777bfbc3f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	On the CD dated XX/XX/XXXX, fees on lines 1,2,3,4,5 and 9 belong in section H and fees on line 8 belong in section E.	08/24/2017: see attached
08/24/2017: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300554842	0ea1fb6a-42b4-475c-98a0-a00b1f295fae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing CHARM Booklet	The loan file is missing the CHARM booklet.		08/17/2017: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.
300554842	c019d56c-8b7e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.

08/24/2017: please see revised CdPlease rescind this condition, the recorded mortgage is a trailing document and not required to purchase the loan. The security instrument is stamped certified true copy of the original

08/24/2017:  Audit review of revised CD reflects Mortgage recording fee under "paid by others" column, copy of check for cure (Credit report increase by $X), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Mortgage finding cleared. Loan will be rated a 'B' for revised CD. 08/17/2017:  Audit reviewed the Lender's rebuttal and original loan file.  The Space for recoding is completed on page 1 of the Deed of Trust.  However, the post consummation CD does not reflect a recording fee.  Please provide either a CD reflecting fee to record mortgage or a copy of the recorded Deed of Trust.  Condition remains.

300554842	c66bea4d-df88-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
08/17/2017:  Audit reviewed the Lender's rebuttal and original loan file.  The Space for recoding is completed on page 1 of the Deed of Trust.  However, the post consummation CD does not reflect a recording fee.  Please provide either a CD reflecting fee to record mortgage or a copy of the recorded Deed of Trust.  Condition remains.

08/24/2017:  Audit review of revised CD reflects Mortgage recording fee under "paid by others" column, copy of check for cure (Credit report increase by $X), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'

300554843	29204957-9a81-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Special Information Booklet not provided within 3 business days of application date.	Home Loan Tool Kit was not provided within 3 days of Application date. Loan will be rated a B.		Loan will be rated a B.
300554843	69a4096b-947b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
LE dated XX/XX/XXXX reflects an Credit Report  of $XX.XX with no resulting COC for any subsequent disclosures.  Final CD  reflects an Credit Report of $XX.XX for a refund required of $XX.XX. Cure provided per lender credit on the funding CD.
08/07/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
300554843	d6f0445b-4384-4812-8a45-1ac4e5832c2a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CHARM Booklet not provided in 3 standard business days of lender of record application date	The CHARM Booklet was not provided within 3 standard business days of the lender application date. The lenders application date was XX/XX/XXXX and the CHARM Booklet was dated XX/XX/XXXX.		08/10/2017: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.
300554843	e81d7745-4fd1-459a-9cdb-47741b392183	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	The QM Points and Fees Threshold is $XX,XXX.XX the actual is $XX,XXX.XX the difference of $XXX.XX. It appears the lender did not include the affiliated appraisal fee of $XXX.XX.
08/15/2017: As a wholesale lender that deals with numerous brokers, we are unable to prepare rate sheets for each lender’s compensation plan (each lender is able to determine their own plan amount). As such, their compensation is not built into the rate like a retail rate sheet, but rather, added as an adjustment to our core rate sheet. The actual par rate for wholesale loans is that which accounts for the loan’s price adjustments as well as the broker’s compensation. In this case, the par rate would be 4.000%.  See attached rate sheet. As the par rate is within 1% of the APOR of 3.72%, the discount points are bona fide and can be excluded from QM. 08/10/2017: See attached check from title to us for $X,XXX.XX. Our CD cash to close of $XXX,XXX.XX was correct.

08/15/2017: Audit consulted with Compliance, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.08/11/2017: No attachment and Lender's response appears to be regarding a different loan or finding. Condition remains active.

300555872	47b874e4-ff55-43ee-997c-83eccf571893	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Missing 3rd party verification for S/E within 30 calendar days from Note date for Partnership and for S Corp	08/25/2017: Please rescind this condition	08/25/2017: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
300574426	4904adae-0e77-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Second Appraisal in file not performed by an approved Appraiser as required by Guidelines.		08/07/2017: Received evidence Appraiser was on approved appraiser list. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.50 months reserves; Years on Job Borrower has 14 years on job

300574426	61462ee0-0e77-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $x,xxx,xxx.xx (Prelim in file does not reflect the amount of the insurance.)		08/07/2017: Not a requirement of Client. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.50 months reserves; Years on Job Borrower has 14 years on job

300574426	77a6fd23-1a77-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fee in Section E of the final Closing Disclosure is missing the breakdown of recording fees. Provide corrected CD and letter of explanation to the Borrower.		08/03/2017: Non-material finding, loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.50 months reserves; Years on Job Borrower has 14 years on job

300574426	b63b50cb-9e77-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/04/2017: CDA provided reflecting a value of $x,xxx,xxx.xx which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.50 months reserves; Years on Job Borrower has 14 years on job

300574426	b7fe69dc-eb3a-43d0-a51b-1cbc204a7a41	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure was not provided in file.		08/04/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.50 months reserves; Years on Job Borrower has 14 years on job

300574426	c050f2e9-faba-4708-9e8d-7bbdaaaf96a6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The funding CD reflects Total Interest Percentage (TIP) of 85.86% vs actual TIP of 84.271% with a difference of 1.589% over-disclosed. Provide corrected CD and LOE to the Borrower.		08/03/2017: Non-material finding, loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.50 months reserves; Years on Job Borrower has 14 years on job

300574426	cf129884-4aa6-4a9b-a826-4c7caf735ff5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects a Tax Service fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Tax Service fee of $XXX.XX resulting in a $XX.XX refund due for cure.		08/01/2016: Lender credit of $XX.XX for increase in closing costs above legal limits reflects on final CD. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.50 months reserves; Years on Job Borrower has 14 years on job

300574426	dfbea404-0377-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		08/08/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.50 months reserves; Years on Job Borrower has 14 years on job

300574429	2c4c2d88-1872-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		08/07/2017: Received post disaster inspection reflecting no damage. Condition cleared.			Full Documentation Full documentation used ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Years on Job Borrower has 4 years on job.
300574429	31dbecf9-d173-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD section H Doc Fee shows payable to TBD. This needs to list the provider. Final CD Section F is missing the number of months for the HOI.		Non-material per SFIG guidance, loan will be graded a B for all agencies			Full Documentation Full documentation used ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Years on Job Borrower has 4 years on job.
300574429	378bf9e6-cf73-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Audited DTI of 47.89% is higher than the lender's maximum allowed DTI of 45%. Per guidelines qualification of 2% above note rate was used.
08/01/2017:  Audit reviewed loan file.  Lender's guidelines allow the qualifying payment to be calculated as the start rate or fully indexed rate, whichever is higher.  Audit recalculated payment using Lender's index and fully indexed rate.  DTI 42.92%.  No violation.  Condition rescinded.
Full Documentation Full documentation used ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Years on Job Borrower has 4 years on job.
300574429	5823a899-c8da-4f5a-afd8-86fd6a81ee10	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure was not provided in the file.		08/04/2017: Received attestation no affiliates. Condition cleared.			Full Documentation Full documentation used ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Years on Job Borrower has 4 years on job.
300574429	6f9f980d-d373-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Appraisal discrepancy	The appraiser is not on the Lenders approved list.		08/01/2017: Received evidence XXX is on approved appraiser list. Condition cleared.			Full Documentation Full documentation used ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Years on Job Borrower has 4 years on job.
300574429	7733605f-d173-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Audited DTI of 47.89% is higher than the lender's maximum allowed DTI of 45%. Per guidelines qualification of 2% above note rate was used.
08/01/2017:  Audit reviewed loan file.  Lender's guidelines allow the qualifying payment to be calculated as the start rate or fully indexed rate, whichever is higher.  Audit recalculated payment using Lender's index and fully indexed rate.  DTI 42.92%.  No violation.  Condition rescinded.
Full Documentation Full documentation used ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Years on Job Borrower has 4 years on job.
300574429	fcf9088f-d273-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on final CD is missing the explanation HOA for the field Other.		Non-material per SFIG guidance, loan will be graded a B for all agencies			Full Documentation Full documentation used ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Years on Job Borrower has 4 years on job.
300574433	1cc81358-cf88-4329-8e5c-3f5f7a49fa17	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Audit DTI 47.90% > 45% max per guidelines due to what appears to be lender did not qualify at start rate plus 2%.		08/09/2017: Audit recalculated DTI using fully indexed rate. DTI 44.64%. Condition cleared.
 General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  64.30 months reserves; General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 Borrower has resided in subject for 12.4 years

300574433	3a614d2e-e43e-4bbe-bd51-79ae2447a9d1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE's reflect an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects and Appraisal Fee of $XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
03/27/2017 Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.”
 General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  64.30 months reserves; General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 Borrower has resided in subject for 12.4 years

300574433	73385fa5-ad76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Audit DTI 47.90% > 45% max per guidelines due to what appears to be lender did not qualify at start rate plus 2%.		08/09/2017: Audit recalculated DTI using fully indexed rate. DTI 44.64%. Condition cleared.
 General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  64.30 months reserves; General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 Borrower has resided in subject for 12.4 years

300574433	9c7c5869-e274-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	We respectfully disagree with the noted finding. The appraiser is on the list titled "FeePanel32917" sent in April.	08/07/2017: Audit located Appraiser on approved appraiser list. Condition rescinded.
 General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  64.30 months reserves; General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 Borrower has resided in subject for 12.4 years

300574433	b694dd8f-1312-4f89-add1-53fa5504b619	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing CHARM Booklet	The loan file is missing the Consumer handbook on adjustable rate mortgages.		This is considered non-material and grade B.
 General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  64.30 months reserves; General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 Borrower has resided in subject for 12.4 years

300574433	cc1ed8d6-ac76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The CD's section E recording fee was not itemized for mortgage or deed.		This is considered non-material and grade B.
 General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  64.30 months reserves; General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 Borrower has resided in subject for 12.4 years

300574433	d0631afc-ac76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	Missing final 1003.		08/07/2017: Received executed, final application. Condition cleared.
 General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  64.30 months reserves; General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 Borrower has resided in subject for 12.4 years

300574433	dedadb5e-685e-46ee-bd4b-3262cb79aca0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated Business Disclosure.		This is considered non-material and grade B.
 General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  64.30 months reserves; General Comp Factor 1 Borrower has 12 years in Field  ; General Comp Factor 1 Borrower has resided in subject for 12.4 years

300574435	2fa9018d-a817-47e5-8ba9-942980520f55	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The affiliated business disclosure is not signed.		08/04/2017: Received attestation no affiliates. Condition cleared.			Full Documentation Full documentation loan; Reserves are higher than guideline minimum 8mo reserves > 6 minimum; FICO is higher than guideline minimum FICO 785 > 680 min.
300574435	4c57441a-556d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing appraisal	The appraiser was not listed on the BOC list of approved appraisers.		07/26/2017: Audit located appraiser on approved appraiser list. Condition rescinded.			Full Documentation Full documentation loan; Reserves are higher than guideline minimum 8mo reserves > 6 minimum; FICO is higher than guideline minimum FICO 785 > 680 min.
300574435	61f47439-5803-4aed-ae9e-275412f7d39d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant	Ability to Repay non compliant due to the hazard insurance shortfall.		07/27/2017: Received insurance company cost estimator dated after the note date. Condition cleared. Loan will be rated a B.			Full Documentation Full documentation loan; Reserves are higher than guideline minimum 8mo reserves > 6 minimum; FICO is higher than guideline minimum FICO 785 > 680 min.
300574435	aa06e632-556d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall	There is a hazard insurance shortfall of $XXXXXX		07/27/2017: Received insurance company cost estimator dated after the note date. Condition cleared. Loan will be rated a B.			Full Documentation Full documentation loan; Reserves are higher than guideline minimum 8mo reserves > 6 minimum; FICO is higher than guideline minimum FICO 785 > 680 min.
300574440	48acd805-9f76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing Broker Affiliated Business Disclosure signed by the Borrower and dated within 3 days of the initial application date; or verification that the Broker does not have any affiliates.		08/01/2017: Missing disclosure is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 168.6 months reserves; Years in Field Borrower has 43 years in field

300574440	8d54da33-da72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing Lender Affiliated Business Disclosure signed by the Borrower and dated within 3 days of the initial application date; or verification that the Lender does not have any affiliates.		08/01/2017: Missing disclosure is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 168.6 months reserves; Years in Field Borrower has 43 years in field

300574440	9b73ef95-c663-4c00-a419-cbaa53909985	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
49.17% DTI > 45% permitted. It appears that the Lender qualified the loan using the start rate. Per Lender guidelines 5/1 ARM are to be qualified at the higher of 2% above start rate or fully indexed rate.
08/07/2017: Audit reviewed Lender's rebuttal and agrees. Recalculated DTI using fully indexed rate. DTI 44.90%. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 168.6 months reserves; Years in Field Borrower has 43 years in field

300574440	9c8a91aa-a176-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
49.17% DTI > 45% permitted. It appears that the Lender qualified the loan using the start rate. Per Lender guidelines 5/1 ARM are to be qualified at the higher of 2% above start rate or fully indexed rate.
08/07/2017: Audit reviewed Lender's rebuttal and agrees. Recalculated DTI using fully indexed rate. DTI 44.90%. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 168.6 months reserves; Years in Field Borrower has 43 years in field

300574440	9e159370-a576-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final CD and post closing CD are missing the itemization of recording fees disclosed in Section E.		08/01/2017: Incorrect disclosure is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 168.6 months reserves; Years in Field Borrower has 43 years in field

300574440	da78b2c6-cd72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		08/08/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 168.6 months reserves; Years in Field Borrower has 43 years in field

300574442	6443835f-d172-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Final CD section E, recording fees do not reflect the breakdown of the $XXX.XX that was charged the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300574442	85c25014-2274-49bd-903d-d0479e4cba37	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	Final CD page 1, estimated taxes, insurance & Assessments section doe not have the description for the section marked "other"		Non-material per SFIG guidance, loan will be graded a B for all agencies
300574442	e629bacd-d172-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F of the Final CD indicates prepaids are collected. The number of months collected for the Homeowner's Insurance Premium was not completed.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300574442	eacbac6b-2f72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing.		08/03/2017: Received attestation no affiliates. Condition cleared.
300574443	144464c0-d574-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the co-borrower 1 was self-employed for 10 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
08/08/2017: Received Co-borrower 1 business license. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.05%; Years Self Employed Co Borrower 1 has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300574443	9fa865f1-98a6-4c58-a842-db6a6c687655	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM disclosure was not provided within 3 days of the application date of X/XX/XXXX.	While we agree with the noted finding, no violation has occurred. The application was taken as fixed rate then later changed to an ARM program on X/XX.
08/10/2017:  Received change in circumstance for FRM to ARM.  Condition cleared.08/08/2017:  Audit reviewed Lender's rebuttal and the original loan file.   The loan was originated as a 30 year fixed rate mortgage.  Good Faith Estimate and TIL dated X/X reflect 5/1 ARM.  Please provide Change in Circumstance reflecting program change.  Unable to determine if disclosure is within 3 days of change.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.05%; Years Self Employed Co Borrower 1 has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300574443	a40ac691-d274-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Servicing Disclosure Statement	The Servicing Disclosure is missing.		08/08/2017: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.05%; Years Self Employed Co Borrower 1 has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300574443	b7c545fe-1ada-43ab-b687-cb5efbf0d155	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate
The date in the Max 5 Year column should reflect XX/XX/XXXX versus the XX/XX/XXXX reflected on the Final TIL.  This is a technical violation as 1026.18(s) indicates the following:  The maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply, labeled as “maximum during first five years”.The date that interest on the loan begins to accrue from XX/XX/XXXX as the borrower paid prepaid interest for 10 days on the HUD-1.
08/08/2017: Client allows the use of the first payment date in the Max 5 year column. Condition cleared. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.05%; Years Self Employed Co Borrower 1 has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300574443	ce4c5adf-cd74-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		08/03/2017: Received attestation no affiliates. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.05%; Years Self Employed Co Borrower 1 has 10 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300574445	13525fe2-d069-4014-9014-4c26e6878b0c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XXXX with no resulting COC for subsequent disclosures. The funding CD reflects taxes in Section E of $XXXX resulting in a variance of $XX. Final CD shows a sufficient tolerance cure in the amount of $XX
07/19/2017: Cure provided per lender credit on final CD and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Years on Job Borrower has 13 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49 months reserves

300574445	272d124e-c5f4-411f-bbef-1252f21614eb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the Broker's and Lender's Affiliated Business Disclosure		08/04/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Years on Job Borrower has 13 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49 months reserves

300574445	421618e8-ac6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXXXXX plus replacement cost of $XXXXXX (125%) = $XXXXXX total coverage; subject loan amount is $XXXXXX which creates a shortfall of $XXXXX. Insurance company to provide a Cost Estimator.
07/31/2017: Received insurance company replacement value dated post consummation. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Years on Job Borrower has 13 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49 months reserves

300574445	5b3d0bae-ac6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the Closing Disclosure is missing the explanation HOA for the field Other		07/19/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Years on Job Borrower has 13 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49 months reserves

300574445	994132dd-ac6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Missing Appraisal Violation: Appraisal not performed by an approved Appraiser as required by Guidelines		07/25/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Years on Job Borrower has 13 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49 months reserves

300574445	e0b2767f-af6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant
Hazard insurance policy in file reflects dwelling coverage of $XXXXXX plus replacement cost of $XXXXXX (125%) = $XXXXXX total coverage; subject loan amount is $XXXXXX which creates a shortfall of $XXXXX. Insurance company to provide a Cost Estimator.
07/31/2017: Received insurance company replacement value dated post consummation. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Years on Job Borrower has 13 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49 months reserves

300574448	1713bdb4-25b7-42bf-8454-17fe368abbe3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated Business Disclosure.		08/08/2017: Received Lender's attestation no affiliates. Condition cleared.08/04/2017: Received Broker attestation no affiliates. Pleas provide Lender attestation. Condition remains.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, DTI  31.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years in Field Borrower has 18 years in field

300574448	36e23f72-c86d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.
This loans was originated through our correspondent channel. We allow our correspondent partners to choose AIR compliant appraisers per the correspondent seller guide attached and referenced below. The underwriting is non-delegated and the appraisals go through the same underwriting and desk review process as our retail and wholesale appraisals. 1.6.i The Federal Housing Finance Agency (FHFA) has issued its Appraiser Independence Requirements (AIR) effective on November 1, 2010. Each Seller must ensure that its origination appraisal practices are in compliance with the AIR and represents and warrants to the Bank that each appraisal, and all appraisal practices used in the origination of any loan, conform to the requirements of Fannie Mae, Freddie Mac, FHA, USDA and VA. The Bank will not accept appraisals or approve appraisers who are on exclusionary lists such as the HUD LDP/GSA, MARI, or other investor lists. Appraisers must have a valid license for the state where the property is located and current Errors and Omissions (E&O) insurance. Appraisals must be in Seller’s name at time of submission to the Bank.
07/27/2017: Received Correspondent Selling Guide. Condition cleared.07/26/2017: Lender reviewed Lender's rebuttal. Please provide Correspondent Selling Guide. Condition remains.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, DTI  31.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years in Field Borrower has 18 years in field

300574448	738e2f30-2a6e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The CD Section B added a processing fee from the lender for $XXX not previously disclosed.		7/21/2017: Lender provided refund sufficient to cure tolerance violation
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, DTI  31.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years in Field Borrower has 18 years in field

300574448	78f16983-c26d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	The VVOE for Borrower 1 was not obtained within 7 days of signing date.		7/26/2017: A VVOE in file for borrower 1 dated within 30 days of closing in file is deemed acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, DTI  31.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years in Field Borrower has 18 years in field

300574448	8df3f91b-c8ef-4c9a-b619-6f01b25e793e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Notary fee charged by the settlement service provider in section B of the final Closing Disclosure dated XX/XX/XXXX is missing the payee for "Notary Fees". Provide "Letter of Explanation,Re-Disclose Correct Information"
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, DTI  31.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years in Field Borrower has 18 years in field

300574448	e1cd97a4-2a6e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The CD section H lists property taxes that should be reflected in section F.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, DTI  31.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years in Field Borrower has 18 years in field

300574448	ff5b0792-2b6e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	The loan does not meet ATR requirements due to missing the VVOE for B1 within 10 days of note date.		7/26/2017: A VVOE in file for borrower 1 dated within 30 days of closing in file is deemed acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, DTI  31.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years in Field Borrower has 18 years in field

300574451	7a34ae3a-6571-4da9-8e26-e795867b7dd2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Ability to repay DTI of 46.101% > 45% guideline maximum.
0808/10/2017:  Received evidence 2 auto loans are paid by the borrower's business.  DTI 43.50%>  Condition cleared.07/31/2017:  ATR qualifying payment $XXXXXXX + tax $XXXX + insurance $XXX = $XX,XXX.XX.  Debts $XXXX ( not including open account).  Income $XXXXX.XX

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574451	8248d603-0bdd-4eb3-89e2-09d6093680b0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Loan file is missing the lenders Affiliated Business disclosure		08/04/2017: Received attestation no affiliates. Condition cleared.08/04/2017: Received Broker affiliated business disclosure.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574451	9080dc61-0b72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Per lender guidelines, interest only loans are qualified using the remaining term at the end of the interest only period. Payment of $XXXXX.XX was calculated and used for qualification purposes. DTI of 46.10% fails lender's max DTI as well as ATR DTI of 45%.
Please provide complete details as to what is driving the auditor's DTI
08/10/2017:  Received evidence 2 auto loans are paid by the borrower's business.  DTI 43.50%>  Condition cleared.07/31/2017:  ATR qualifying payment $XXXXXXX + tax $XXXX + insurance $XXX = $XX,XXX.XX.  Debts $XXXX ( not including open account).  Income $XXXXX.XX

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574451	b3a6fe76-8c6d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	LTV exceeds guidelines	75%>70% guideline maximum. Lender Exception located in loan file; Client to Review. Exception requested due to borrower's aversion to depleting more assets than necessary from his business.
08/10/2017:  Client acknowledged exception.  Condition cleared. Loan will be rated a B.08/02/2017: Audit escalated the exception request, and LTV was not approved due to DTI >45%. Condition will remain as active and loan is rated IVR3 at this time.07/31/2017:  Pending Client exception review

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574451	da16d8f6-7c6d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall: The hazard insurance policy in file reflected dwelling coverage of $XXXXXXX. The loan amount is $XXXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXXX.  A cost estimator from the insurer was not provided
08/02/2017: Received insurance cost estimator dated post-closing. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574451	e208fd2c-8c6d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant	Ability to repay non compliant due to Hazard insurance shortfall		08/02/2017: Received insurance cost estimator dated post-closing. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574451	e4999aa3-8b6d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final and funding CD does not reflect an itemization of Recording Fees in Section E.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574451	eac23141-116e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE's are missing the lender phone number and email for contact, this was not corrected before the CD's were issued.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574451	ebb6fd37-bab8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided in file		10/25/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574451	f1a79b8e-8b6d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not reflect the number of months for which HOI and property taxes were collected in Section F.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Years Self Employed Borrower has 20 years Self Employed; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.9 months reserves

300574453	b0e923a1-132a-4982-bc50-55aac3ce075d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The brokers Affiliated Business Disclosure not executed by the borrower.		Finding considered non material and is graded a B for all agencies.
300574453	c00074cb-526d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the lenders Affiliated business disclosure.		Finding considered non material and is graded a B for all agencies.
300574455	056fe6b5-0a6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	DTI of 50.60 > 45% the guideline maximum allowed due to the lender excluded the student loan payments.
08/10/2017:  Received evidence of XX months student loan payments for final account.  Recalculated DTI using fully indexed rate.  DTI 43.13%  Condition cleared.07/27/2017:  Audit reviewed documents provided.  Received XX months' evidence 3 student loans are paid by another party.  Received XX months evidence student loan XXXXXXXXX is paid by another party. Please provide either July XXXX or August XXXX payment.  DTI with this payment remaining is 45.38%.  Condition remains.

 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300574455	058bee64-0a6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing documented 12 month proof that the student loan payments have been made by XXXXXXXXX with a satisfactory payment history.
08/10/2017:  Received evidence of XX months student loan payments for final account.  Recalculated DTI using fully indexed rate.  DTI 43.13%  Condition cleared.07/27/2017:  Audit reviewed documents provided.  Received XX months' evidence 3 student loans are paid by another party.  Received XX months evidence student loan XXXXXXXXX is paid by another party. Please provide either July XXXX or August XXXX payment.  DTI with this payment remaining is 45.38%.  Condition remains.

 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300574455	0bedb06a-086c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure in file Section E Recording fee is not itemized in the margin.		07/18/2017: Non-material per SFIG guidance, loan will be rated a B for all agencies.
 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300574455	195095d0-066c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The final CD is missing the description in the estimated taxes insurance and & asset in the "Other" section.		07/18/2017: Non-material per SFIG guidance, loan will be rated a B for all agencies.
 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300574455	19591f74-eec7-4a00-a531-08c0899b2faf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX a month vs. the calculated value of $XXXX a month. The lender used the incorrect amount of $XXX for HOA vs. the actual amount of $XXX.
07/18/2017: Non-material per SFIG guidance, loan will be rated a B for all agencies.
 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300574455	514aed53-0c6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	The WVOE in the file is dated XX/XX/XXXX the loan closed on XX/XX/XXXX which is > 90 days.		07/27/2017: Received paystub within90 days of note date. Condition cleared.
 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300574455	6dd3b183-086c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
All LE’s reflects an Appraisal update fee of $ XXX with no resulting CoC for any subsequent disclosures. The final and funding CD reflects (an Appraisal update fee of $XXX resulting in a $XX refund due for cure.  Final CD shows a sufficient tolerance cure in the amount of $XX.
07/18/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies.”
 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300574455	a16a44df-2a6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.: Property located in a FEMA declared disaster area. Inspection post incident date not provided.		07/25/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300574455	c9223cd3-137d-4ef7-88dd-9847e8605ab9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated business disclosure for the broker and the lender.		08/04/2017: Received attestation no affiliates. Condition cleared.
 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300574455	c9ce3e9d-8bac-4050-8152-b3fcaf95535b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	The ability to repay is non-compliant due to lender did not include the student loan payments.
08/10/2017:  Received evidence of XX months student loan payments for final account.  Recalculated DTI using fully indexed rate.  DTI 43.13%  Condition cleared.07/27/2017:  Audit reviewed documents provided.  Received XX months' evidence 3 student loans are paid by another party.  Received XX months evidence student loan XXXXXXXXX is paid by another party. Please provide either July XXXX or August XXXX payment.  DTI with this payment remaining is 45.38%.  Condition remains.

 Years in Field Borrower has 15 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

300579904	e4a359c2-119e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided	Appraisal sent and received approval on 7/25/17. CDA not required. Please find attached appraisal that was previously approved on 7/25/17	09/22/2017: CDA provided reflecting a value of $XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300581398	4624d12e-2781-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	Evidence of Self Employment was not provided in the loan file. Verification of self-employed businesses by a third-party source is required within 30 calendar days from the Note or funding date.
08/25/2017: Please rescind this condition. The only income utilized was his IRA distributions which are documented. You only need to have a 3rd party verification if any income is used, which it wasn’t.
08/25/2017: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 24 months months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.16%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300581398	badba816-2781-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		8/16/2017: CDA provided
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 24 months months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.16%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300590930	014bbf08-e86b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The REX HomeBuyer Covenant Agreement is missing from the loan file.	07/28/2017: Please see the XXX document attached.	07/28/2017: Audit reviewed the XXX HomeBuyer Covenant Agreement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590930	4e4ea673-611d-496b-9218-a33071b9f0b6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from loan file.		07/28/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590930	7d112ab0-c973-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception	XXX Agreement in the amount of $xxx,xxx.		XXX Agreement in the amount of $xxx,xxx.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590930	8b750e51-e76b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP in file is missing sufficient information to allow the consumer to contact the provider listed. The provider's address is missing from the WLSP.		07/18/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590930	91afb5d7-38a1-4d59-8718-59ac1356e651	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Ability to Repay Non-Compliant
The hazard insurance policy in file reflected dwelling coverage of $x,xxx,xxx. The loan amount is $x,xxx,xxx which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
07/21/2017: Received insurance replacement cost estimator dated post closing. Insurance coverage is sufficient. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590930	baa6fb36-e16b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		07/25/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590930	c7c80f02-e86b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $x,xxx,xxx. The loan amount is $x,xxx,xxx which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
07/21/2017: Received insurance replacement cost estimator dated post closing. Insurance coverage is sufficient. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590930	cd13c766-e76b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Tax Service Fee of $XX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a Tax Service Fee of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
07/18/2017: Final CD shows a sufficient tolerance cure in the amount of $36.20. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590930	e6cfc358-e76b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The LE reflects Recording Fees of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects Recording Fees of $XXX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
07/18/2017: Final CD shows a sufficient tolerance cure in the amount of $36.20. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590930	ff7bb537-e76b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Title Insurance Services fee in section C of the final Closing Disclosure is missing the name of the service provider. Additionally, the final Closing Disclosure does not provide an itemization of Recording Fees in Section E.
07/18/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years Self Employed Borrower has 5 years Self Employed

300590941	0c7330b2-b86b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant	Ability to Repay non-complaint due to Hazard Insurance shortfall and VVOE dated after note date.		07/27/2017: Received evidence of sufficient insurance coverage. WVOE is dated prior to the note date. Condition cleared.
 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590941	40b10b2b-b86b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	CLTV Exceeds Guideline Limit	CLTV of 85.19% exceeds maximum permitted of 80% due to XXX Agreement.
07/25/2017: Audit concurs with the Lender Rebuttal, and has determined that the equity investment company is not a "true" mortgage loan/subsidy, therefore should not be included within the CLTV per investor. Condition rescinded.07/24/2017:  Pending Client exception review

 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590941	4e8f2706-226b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided		07/25/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590941	61a56c41-c973-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception	REX Agreement in the amount of $XX,XXX.		REX Agreement in the amount of $XX,XXX.
 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590941	9084c474-b16b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide Copy of the recorded Mortgage/Deed of Trust or evidence of the date they were sent for recording and/or a date that the documents will be recorded and a reason why the documents were not recorded previously.
07/26/2017: Received recorded mortgage and riders. Condition cleared.
 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590941	9a2bf0ca-d16b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	The VVOE in file is dated after note date, VVOE dated XX/XX and the note date is XX/XX.		07/27/2017: Audit reviewed Lender's rebuttal and agrees. WVOE is prior to note date. Condition rescinded.
 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590941	9f6c34af-216b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		07/24/2017: Received evidence XXX is on approved appraiser list. Condition cleared.
 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590941	a7bf134f-b86b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX. The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX.  A cost estimator from the insurer was not provided
07/26/2017: Received evidence of sufficient insurance coverage. Condition cleared.
 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590941	b78d2c56-9a3b-4456-bde1-8227e7e5a91d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	TIL Interest Rate and Payment Summary is inaccurate
The date in the Max 5 Year column should reflect XX/XX/XXXX vs XX/XX/XXXX reflected on the Final TIL. This is a technical violation as 1026.18(s) as 1026.18(s) indicates the following: The maximum interest rate that may apply during the first five years after the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply, labeled as “maximum during first five years”.
07/27/2017: Per Compliance, the first payment date on the subject loan may be used in the Max 5 year column. Loan will be rated a B.
 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590941	efd6d7c8-a76b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Loan file is missing the Affiliated Business disclosure.		08/04/2017: Received attestation no affiliates. Condition cleared.
 Full Documentation Full documentation loan ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves; Years in Field Borrower has 25 years in Field

300590947	281e750a-cc73-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception	XXX Agreement in the amount of $XXX,XXX.		XXX Agreement in the amount of $XXX,XXX
 DTI is lower than guideline maximum UW Guides require max DTI of 45%, loan qualified with DTI of 34.74%.; FICO is higher than guideline minimum UW Guides require min FICO of 680, loan qualified with FICO of 680.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.50 months reserves.

300590947	792e1efd-9768-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The CD does not reflect the number of months for which Property Taxes were prepaid in Section F.		07/14/2017 - Non-material per SFIG guidance, loan will be rated a B for all agencies
 DTI is lower than guideline maximum UW Guides require max DTI of 45%, loan qualified with DTI of 34.74%.; FICO is higher than guideline minimum UW Guides require min FICO of 680, loan qualified with FICO of 680.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.50 months reserves.

300590947	bcfd7f21-db84-4120-8be0-3970e0f81e61	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure is missing the explanation HOA for the field Other.		7/14/2017 - Non-material per SFIG guidance, loan will be rated a B for all agencies
 DTI is lower than guideline maximum UW Guides require max DTI of 45%, loan qualified with DTI of 34.74%.; FICO is higher than guideline minimum UW Guides require min FICO of 680, loan qualified with FICO of 680.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.50 months reserves.

300590947	be5a6b26-0bc8-44e9-ba8b-ffba425b73f5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information/Transaction Information section for the field titled Seller. The Seller's address is missing.		7/14/2017 - Non-material per SFIG guidance, loan will be rated a B for all agencies
 DTI is lower than guideline maximum UW Guides require max DTI of 45%, loan qualified with DTI of 34.74%.; FICO is higher than guideline minimum UW Guides require min FICO of 680, loan qualified with FICO of 680.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.50 months reserves.

300590947	c4236ead-9768-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at 110%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
07/24/2017: Audit reviewed documents provided and Closing Disclosures. Section E, recording fee, is combined with Section C fees when calculating the 10% tolerance. No violation. Condition rescinded.
 DTI is lower than guideline maximum UW Guides require max DTI of 45%, loan qualified with DTI of 34.74%.; FICO is higher than guideline minimum UW Guides require min FICO of 680, loan qualified with FICO of 680.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.50 months reserves.

300590947	d3007744-9868-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Document Deficiency - Note	The Lender's guidelines indicate Adjustable Rate Mortgages are to have a margin and floor of 2.50%. The Note in the file indicates a margin and floor of 3.00%.	Please see the product description attached which was previously provided and indicates the margin is 3%. No violation has occurred.
07/27/2017:  Received Client approval of guidelines.  Condition cleared.  07/27/2017:  Lender's guidelines dated XX/XX/XXXX have been sent to Client for approval.  Condition remains.07/21/2017:  Non-QM program guidelines provided have not been approved by Client.  Condition remains.

 DTI is lower than guideline maximum UW Guides require max DTI of 45%, loan qualified with DTI of 34.74%.; FICO is higher than guideline minimum UW Guides require min FICO of 680, loan qualified with FICO of 680.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.50 months reserves.

300590947	e0cea869-dc49-4283-b9fa-c3f95f9cf876	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing a copy of the Lender's Affiliated Business Disclosure.		7/14/2017 - Finding is deemed immaterial and rated 2.
 DTI is lower than guideline maximum UW Guides require max DTI of 45%, loan qualified with DTI of 34.74%.; FICO is higher than guideline minimum UW Guides require min FICO of 680, loan qualified with FICO of 680.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.50 months reserves.

300590950	79a3ac2e-7c6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided		07/25/2017: Received post disaster inspection reflecting no damage. Condition cleared.			Years in Field Borrower 25 years in profession; Years in Primary Residence Borrower 6 years in primary residence
300590950	7c1b41b1-38a6-4c56-b7c1-75f5623fd7e2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The Funding CD reflects Total Interest Percentage (TIP) of 88.7410% vs actual TIP of 87.049% with a difference of 1.691%% over-disclosed. Provide corrected CD and LOE to the Borrower.		07/19/17: Non-material per SFIG guidance, loan will be rated a B for all agencies			Years in Field Borrower 25 years in profession; Years in Primary Residence Borrower 6 years in primary residence
300590950	7cc7c741-2f35-4645-94e4-ea6df570ad36	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing an Affiliated Business Disclosure.		08/03/2017: Received attestation no affiliates. Condition cleared.			Years in Field Borrower 25 years in profession; Years in Primary Residence Borrower 6 years in primary residence
300590950	80f79b36-5b6d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing the Assignment of XXX XXXXXXXXX Agreement and the XXX XXXXXXXXX Option Agreement.
08/03/2017:  Received assignment.  Condition cleared.07/31/2017:  Reviewed by management.  The approval indicates Assignment of XXX.  Condition remains.07/27/2017:  Received the XXX Subordinated Deed of Trust and Security Agreement.  Did not receive the Assignment of XXX XXXXXXXXX Agreement and the XXXXXXXXX Option Agreement.  Condition remains.
Years in Field Borrower 25 years in profession; Years in Primary Residence Borrower 6 years in primary residence
300590950	b9ba471e-c273-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception	XXX Agreement in the amount of $XXX,XXX.		XXX Agreement in the amount of $XXX,XXX.			Years in Field Borrower 25 years in profession; Years in Primary Residence Borrower 6 years in primary residence
300590950	c28b05d9-a66d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing LE dated within 3 days of lock event of XX/XX/XXXX.
07/25/2017:  Received Rate Lock Agreement dated XX/XX/XXXX.  Received Loan Estimate and explanation letter dated XX/XX/XXXX.  The lock confirmation located on page 144 reflects a lock date of XX/XX/XXXX.  This LE is within 3 days of the lock date not including the holiday.  Condition cleared.
Years in Field Borrower 25 years in profession; Years in Primary Residence Borrower 6 years in primary residence
300591461	38725eea-c889-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.		08/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 1.3% variance. Variance within acceptable tolerance. Condition Cleared.
300591461	6139862a-8aeb-4a8e-84b8-fb72cdd945f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing CHARM Booklet	The CHARM Booklet is missing from the loan file.	08/31/2017: please see attached	08/31/2017: Audit located evidence for the CHARM Booklet within the loan file (p681), and said documentation was within three days of application date. Condition rescinded.
300601496	a905b70b-8382-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker and lender.		08/18/2017: Received attestation no affiliates. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.50%; Reserves are higher than guideline minimum UW Guides require12 months reserves, loan qualified with 35.00 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776

300601496	f655246b-b182-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX		08/18/2017: No violation. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.50%; Reserves are higher than guideline minimum UW Guides require12 months reserves, loan qualified with 35.00 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776